UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

Fidelity®

Floating Rate High Income

Fund

(A Class of Fidelity Advisor®
Floating Rate High Income Fund)

Semiannual Report

April 30, 2013

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,028.60	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.10%
Actual		$ 1,000.00	$ 1,028.10	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class B	1.53%
Actual		$ 1,000.00	$ 1,025.90	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class C	1.76%
Actual		$ 1,000.00	$ 1,024.70	$ 8.84
HypotheticalA		$ 1,000.00	$ 1,016.07	$ 8.80
Fidelity Floating Rate High Income Fund	.71%
Actual		$ 1,000.00	$ 1,030.10	$ 3.57
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,029.90	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	5.2	4.3
Community Health Systems, Inc.	2.6	2.9
H.J. Heinz Co.	2.3	0.0
Intelsat Jackson Holdings SA	2.3	2.7
First Data Corp.	2.3	1.9
	14.7
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	16.2	16.0
Telecommunications	9.0	8.5
Technology	7.6	7.7
Cable TV	6.3	5.9
Electric Utilities	5.4	5.8
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
BBB 3.3%	BBB 4.4%
BB 44.8%	BB 43.0%
B 32.8%	B 31.9%
CCC,CC,C 2.0%	CCC,CC,C 2.7%
D 0.0%	D 0.0%
Not Rated 8.8%	Not Rated 6.1%
Equities 0.2%	Equities 0.2%
Short-Term Investments and Net Other Assets 8.1%	Short-Term Investments and Net Other Assets 11.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Floating Rate Loans 81.1%		Floating Rate Loans 77.6%
	Nonconvertible Bonds 10.6%		Nonconvertible Bonds 10.5%
	Common Stocks 0.2%		Common Stocks 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 8.1%		Short-Term Investments and Net Other Assets (Liabilities) 11.7%
* Foreign investments	10.2%	** Foreign investments	9.0%

Semiannual Report

Investments April 30, 2013

Showing Percentage of Net Assets

Floating Rate Loans (f) - 81.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (d)	$ 1,864	$ 1,892
Sequa Corp. Tranche B, term loan 5.25% 6/19/17 (d)	11,970	12,150
Silver II US Holdings LLC Tranche B, term loan 4% 12/13/19 (d)	21,945	22,137
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (d)	7,905	7,984
TransDigm, Inc.:
Tranche B, term loan 3.5% 2/14/17 (d)	17,955	18,179
Tranche C, term loan 3.75% 2/19/20 (d)	83,790	84,837
		147,179
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4% 10/18/18 (d)	3,990	3,950
Northwest Airlines Corp. Tranche B, term loan 3.79% 12/22/13 (d)	1,746	1,729
US Airways Group, Inc. term loan 2.6992% 3/23/14 (d)	37,348	37,301
		42,980
Automotive - 2.4%
Affinia Group, Inc.:
Tranche B 1LN, term loan 3.5% 4/11/16 (d)	6,385	6,417
Tranche B 2LN, term loan 4.75% 4/11/20 (d)	14,395	14,575
Allison Transmission, Inc.:
Tranche B 2LN, term loan 3.2% 8/7/17 (d)	37,720	38,098
Tranche B 3LN, term loan 4.25% 8/23/19 (d)	20,850	21,111
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (d)	64,377	65,181
Federal-Mogul Corp.:
Tranche B, term loan 2.1375% 12/27/14 (d)	35,084	33,329
Tranche C, term loan 2.1375% 12/27/15 (d)	17,900	17,005
Schaeffler AG Tranche C, term loan 4.25% 1/27/17 (d)	36,000	36,405
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (d)	37,000	37,278
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (d)	25,000	25,438
		294,837
Broadcasting - 3.5%
Clear Channel Capital I LLC Tranche B, term loan 3.8482% 1/29/16 (d)	28,957	26,568
Cumulus Media Holdings, Inc. Tranche 1LN, term loan 4.5% 9/16/18 (d)	9,950	10,099
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (d)	$ 6,965	$ 7,087
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (d)	2,892	2,939
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (d)	4,988	5,050
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (d)	2,857	2,971
Tranche B, term loan 4.75% 2/13/20 (d)	11,970	12,150
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Tranche B, term loan 4.5% 12/3/19 (d)	2,500	2,538
Nielsen Finance LLC Tranche E, term loan 2.9503% 5/1/16 (d)	171,332	173,473
Nine Entertainment (DELAWARE) Tranche B, term loan 3.5% 1/28/20 (d)	12,000	12,015
Raycom Media, Inc. Tranche B, term loan 4.25% 5/31/17 (d)	4,913	4,937
TWCC Holding Corp. term loan 3.5% 2/11/17 (d)	58,081	59,098
Univision Communications, Inc.:
term loan 4.75% 3/1/20 (d)	85,700	86,450
Tranche 1LN, term loan 4.75% 3/1/20 (d)	28,979	29,232
		434,607
Building Materials - 1.1%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (d)	31,120	31,315
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (d)	29,000	29,145
HD Supply, Inc. Tranche B 1LN, term loan 4.5% 10/12/17 (d)	26,810	27,145
Milacron LLC Tranche B, term loan 4.25% 3/28/20 (d)	3,000	3,015
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (d)	43,158	43,805
Unifrax I LLC Tranche B, term loan 4.25% 11/28/18 (d)	2,993	3,019
		137,444
Cable TV - 5.8%
Atlantic Broadband Holdings I, LLC Tranche B, term loan 4.5% 11/30/19 (d)	13,373	13,607
Bragg Communications, Inc. Tranche B, term loan 3.5% 2/28/18 (d)	10,395	10,538
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (d)	32,610	32,814
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
CCO Holdings, LLC Tranche 3LN, term loan 2.6982% 9/6/14 (d)	$ 69,097	$ 69,097
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (d)	122,000	122,763
Charter Communications Operating LLC:
Tranche C, term loan 3.45% 9/6/16 (d)	32,770	32,770
Tranche D, term loan 4% 4/11/19 (d)	46,042	46,042
Tranche E, term loan 4/10/20	34,320	34,277
Tranche F, term loan 3% 1/31/21 (d)	95,425	95,425
CSC Holdings LLC Tranche B, term loan 5.1992% 4/17/20 (d)	109,380	109,107
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (d)	8,000	7,990
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (d)	16,513	16,678
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (d)	2,888	2,881
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (d)	7,000	7,114
UPC Broadband Holding BV:
Tranche AF, term loan 4% 1/31/21 (d)	16,000	16,160
Tranche AH, term loan 3.25% 6/30/21 (d)	34,000	33,958
Virgin Media Finance PLC Tranche B, term loan 2/15/20	20,000	19,950
WaveDivision Holdings LLC Tranche B, term loan 4% 8/9/19 (d)	5,985	6,045
WideOpenWest Finance LLC Tranche B, term loan 6% 4/1/19 (d)	33,000	33,413
Zayo Group LLC Tranche B, term loan 4.75% 7/2/19 (d)	3,990	4,030
		714,659
Capital Goods - 0.8%
Alliance Laundry Systems LLC Tranche B, term loan 4.5% 12/10/18 (d)	2,985	3,015
Apex Tool Group, LLC Tranche B, term loan 4.5% 2/1/20 (d)	16,000	16,180
Colfax Corp. Tranche B, term loan 3.25% 1/1/19 (d)	3,990	4,020
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (d)	20,000	20,150
Tranche B 2LN, term loan 9.5% 10/9/20 (d)	8,000	8,000
Husky Intermediate, Inc. Tranche B, term loan 4.25% 6/30/18 (d)	4,000	4,070
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Rexnord LLC Tranche B, term loan 3.75% 4/1/18 (d)	$ 13,375	$ 13,508
SRAM LLC. Tranche B, term loan 4% 4/4/20 (d)	25,000	25,188
		94,131
Chemicals - 2.7%
Arizona Chemical Tranche B, term loan 5.25% 12/22/17 (d)	5,480	5,569
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (d)	3,960	4,010
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.701% 4/2/14 (d)	45,422	45,308
Tranche C, term loan 3.0336% 10/31/16 (d)	22,040	22,260
Chemtura Corp. term loan 5.5% 8/27/16 (d)	27,854	28,168
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 4/29/20 (d)	39,700	39,899
Eagle Spinco, Inc. Tranche B, term loan 3.5% 1/28/17 (d)	8,430	8,567
Edwards Ltd. Tranche B, term loan 4.75% 3/22/20 (d)	9,635	9,707
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (d)	2,978	2,985
General Chemical Corp. Tranche B, term loan 5.0019% 10/6/15 (d)	3,199	3,215
Huntsman International LLC Tranche B, term loan 2.743% 4/19/17 (d)	13,900	13,935
INEOS U.S. Finance LLC term loan:
5.5% 4/27/15 (d)	6,930	6,999
6.5% 4/27/18 (d)	30,690	31,035
Kronos Worldwide, Inc. term loan 7% 6/13/18 (d)	1,000	1,010
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.0336% 11/18/14 (d)	1,996	2,003
OMNOVA Solutions, Inc. Tranche B 1LN, term loan 4.25% 5/31/17 (d)	3,000	3,038
Rockwood Specialties Group, Inc. Tranche B, term loan 3.75% 2/10/18 (d)	14,725	14,799
Taminco Global Chemical Corp. Tranche B 2LN, term loan 4.25% 2/15/19 (d)	6,796	6,830
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	20,000	20,225
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (d)	55,000	55,688
		325,250
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 1.2%
ACCO Brands Corp. Tranche B, term loan 4.25% 3/7/19 (d)	$ 6,892	$ 6,927
Bombardier Recreational Products, Inc. Tranche B, term loan 5% 1/30/19 (d)	5,000	5,038
Jarden Corp.:
Tranche A 1LN, term loan 2.1982% 3/31/16 (d)	4,988	5,050
Tranche B, term loan 2.6982% 3/31/18 (d)	33,850	34,188
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (d)	14,179	14,285
Prestige Brands, Inc. Tranche B, term loan 3.75% 1/31/19 (d)	19,729	20,000
Revlon Consumer Products Corp. Tranche B, term loan 4% 11/19/17 (d)	13,500	13,686
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (d)	12,354	12,524
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (d)	9,000	9,158
Tempur-Pedic International Inc. Tranche B, term loan 5% 12/12/19 (d)	13,965	14,193
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (d)	13,965	13,982
Yankee Candle Co., Inc. Tranche B, term loan 5.25% 4/2/19 (d)	3,610	3,624
		152,655
Containers - 2.2%
Berlin Packaging,LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (d)	11,570	11,715
Tranche 2LN, term loan 8.75% 3/28/20 (d)	3,855	3,922
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (d)	98,000	97,878
Berry Plastics Holding Corp. Tranche C, term loan 2.1982% 4/3/15 (d)	4,714	4,708
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (d)	15,302	15,493
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (d)	10,945	11,109
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (d)	98,505	100,106
Sealed Air Corp. Tranche B, term loan 4% 10/3/18 (d)	20,387	20,744
Tricorbraun, Inc. Tranche B, term loan 5.5% 4/30/18 (d)	3,970	3,982
		269,657
Diversified Financial Services - 2.0%
Clipper Acquisitons Corp. Tranche B, term loan 4% 2/6/20 (d)	2,993	3,022
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (d)	$ 29,440	$ 29,661
Duff & Phelps Corp. Tranche B, term loan 4.5% 3/14/20 (d)	3,000	3,030
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (d)	11,000	11,041
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (d)	15,699	15,915
Flying Fortress, Inc. term loan 3.5% 6/30/17 (d)	58,333	58,771
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (d)	4,538	4,538
Klockner Pentaplast SA Tranche B 1LN, term loan 5.75% 12/21/16 (d)	3,779	3,836
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (d)	13,860	13,982
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (d)	30,925	31,389
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (d)	8,955	9,067
Star West Generation LLC Tranche B, term loan 5% 3/13/20 (d)	16,000	16,300
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (d)	27,818	28,270
Vantiv LLC Tranche B, term loan 3.75% 3/27/19 (d)	20,012	20,112
		248,934
Diversified Media - 0.1%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.54% 5/31/14 (d)	1,948	1,822
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (d)	978	983
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (d)	10,912	11,021
		13,826
Electric Utilities - 4.7%
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (d)	11,835	11,983
Tranche B 3LN, term loan 4% 10/9/19 (d)	29,862	30,236
Tranche B, term loan 4% 4/1/18 (d)	110,070	111,446
Covanta Energy Corp. Tranche B, term loan 3.5% 3/28/19 (d)	15,865	16,103
Dynegy, Inc.:
Tranche B 1LN, term loan 4% 4/16/20 (d)	16,225	16,286
Tranche B 2LN, term loan 4% 4/16/20 (d)	25,960	26,057
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (d)	$ 795	$ 815
Tranche B 1LN, term loan 5.5% 12/21/18 (d)	15,843	16,041
Essential Power LLC Tranche B, term loan 4.4969% 8/8/19 (d)	4,798	4,870
NRG Energy, Inc. Tranche B, term loan 3.25% 7/1/18 (d)	82,585	83,410
NSG Holdings LLC Tranche B, term loan 4.75% 12/11/19 (d)	2,993	3,030
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.311% 12/15/13 (d)	983	983
Tranche 2LN, term loan 4.4482% 12/15/14 (d)	24,657	24,657
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7313% 10/10/14 (d)	81,117	60,736
4.7313% 10/10/17 (d)	114,252	83,832
The AES Corp. Tranche B, term loan 3.75% 6/1/18 (d)	75,000	76,125
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/21/20 (d)	10,973	11,055
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (d)	2,932	3,005
		580,670
Energy - 1.6%
Alon USA Partners LP term loan 9.25% 11/13/18 (d)	8,867	9,177
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	49,000	50,715
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (d)	873	886
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (d)	16,200	16,261
EP Energy LLC term loan 4.5% 4/30/19 (d)	4,000	4,045
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (d)	11,000	11,055
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (d)	3,800	3,848
MEG Energy Corp. Tranche B, term loan 3.75% 3/31/20 (d)	8,977	9,067
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (d)	26,865	27,234
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	5,000	5,088
Panda Temple Power, LLC term loan 7.25% 4/3/19 (d)	9,000	9,158
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Plains Exploration & Production Co. term loan 4% 10/15/19 (d)	$ 8,000	$ 8,000
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (d)	15,000	15,170
Tallgrass Operations LLC Tranche B, term loan 5.25% 11/13/18 (d)	5,985	6,030
Vantage Drilling Co. Tranche B, term loan 5.75% 3/18/19 (d)	15,000	15,188
		190,922
Entertainment/Film - 0.4%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (d)	20,000	20,125
Cinemark USA, Inc. Tranche B, term loan 3.2% 12/18/19 (d)	29,925	30,224
EMI Music Publishing Ltd. Tranche B, term loan 4.5% 3/15/19 (d)	3,000	3,045
		53,394
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (d)	35,910	36,314
Progressive Waste Solution Ltd. Tranche B, term loan 3.5% 10/24/19 (d)	11,970	12,105
Synagro Technologies, Inc. Tranche 1LN, term loan 5.2801% 3/30/14 (d)	399	389
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (d)	14,963	15,187
Tomkins Air Distribution Tranche B 1LN, term loan 5.25% 11/9/18 (d)	3,990	4,050
		68,045
Food & Drug Retail - 1.6%
Albertson's LLC Tranche B, term loan 5.75% 3/21/16 (d)	24,000	24,270
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (d)	50,740	51,184
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (d)	44,000	44,550
Tranche 2LN, term loan 5.75% 8/21/20 (d)	13,590	14,100
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (d)	43,475	43,692
SUPERVALU, Inc. Tranche B, term loan 6.25% 3/21/19 (d)	15,000	15,281
		193,077
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - 3.5%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (d)	$ 3,000	$ 3,075
B&G Foods, Inc. Tranche B, term loan 4% 11/30/18 (d)	3,957	4,017
Constellation Brands, Inc. Tranche B, term loan 2.75% 4/29/20 (d)	26,195	26,195
Del Monte Foods Co. Tranche B, term loan 4% 3/8/18 (d)	12,602	12,665
Earthbound Holdings III LLC Tranche B, term loan 5.75% 12/21/16 (d)	6,843	6,808
H.J. Heinz Co.:
Tranche 2LN, term loan 2/28/14	15,000	15,000
Tranche B 1LN, term loan 3.25% 3/22/19 (d)	25,000	25,125
Tranche B 2LN, term loan 3.5% 3/22/20 (d)	244,290	246,122
JBS USA LLC Tranche B, term loan 3.75% 5/25/18 (d)	21,945	22,000
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (d)	18,918	19,202
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (d)	42,000	42,210
		422,419
Gaming - 2.2%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (d)	3,854	3,922
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (d)	26,114	26,277
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (d)	5,000	5,044
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (d)	7,000	7,315
Harrah's Entertainment, Inc. Tranche B 4LN, term loan 9.5% 10/31/16 (d)	3,949	3,998
Las Vegas Sands Corp. term loan 2.71% 11/23/15 (d)	5,844	5,844
Las Vegas Sands LLC:
term loan 1.7% 5/23/14 (d)	6,103	6,110
Tranche B, term loan:
1.7% 5/23/14 (d)	29,882	29,920
2.7% 11/23/16 (d)	20,905	20,931
Tranche I, term loan 2.7% 11/23/16 (d)	4,202	4,207
MGM Mirage Tranche A, term loan 3.2836% 12/20/17 (d)	6,983	7,000
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (d)	61,022	61,937
Motor City Casino Tranche B, term loan 6% 3/1/17 (d)	4,560	4,617
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (d)	$ 36,820	$ 37,189
Pinnacle Entertainment, Inc. Tranche B, term loan 4% 3/19/19 (d)	9,900	9,962
Seminole Tribe of Florida Tranche B, term loan 3% 4/10/20 (d)	14,710	14,747
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (d)	17,000	17,213
		266,233
Healthcare - 15.8%
Alere, Inc.:
Tranche B 2LN, term loan 4.25% 6/30/17 (d)	2,970	3,011
Tranche B, term loan 4.25% 6/30/17 (d)	997	1,011
Alkermes, Inc. term loan 3.5% 9/25/19 (d)	10,704	10,757
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (d)	24,000	24,060
Bausch & Lomb, Inc.:
Tranche B, term loan 5.25% 5/18/19 (d)	72,894	73,714
Tranche DD, term loan:
3.4482% 6/30/16 (d)	12,000	12,135
4.75% 6/30/15 (d)	11,970	12,055
Biomet, Inc. term loan:
3.1998% 3/25/15 (d)	1,670	1,688
3.9708% 7/25/17 (d)	38,793	39,277
Carestream Health, Inc. term loan 5% 2/25/17 (d)	2,788	2,795
Community Health Systems, Inc. term loan 3.7865% 1/25/17 (d)	303,745	306,403
ConvaTec, Inc. term loan 5% 12/22/16 (d)	4,000	4,060
DaVita, Inc.:
Tranche A, term loan 2.95% 10/20/15 (d)	35,656	35,701
Tranche B 2LN, term loan 4% 8/21/19 (d)	76,808	77,864
Tranche B, term loan 4.5% 10/20/16 (d)	85,561	86,630
DJO Finance LLC Tranche B, term loan 4.75% 9/15/17 (d)	7,880	7,998
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (d)	31,934	31,295
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (d)	36,929	37,391
Endo Health Solutions, Inc. Tranche B, term loan 4% 6/17/18 (d)	4,931	4,925
Fresenius SE & Co. KGaA:
Tranche D 1LN, term loan 3.25% 9/10/14 (d)	37,612	37,659
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Fresenius SE & Co. KGaA: - continued
Tranche D 2LN, term loan 3.25% 9/10/14 (d)	$ 22,620	$ 22,649
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (d)	39,375	39,769
Hanger, Inc. Tranche C, term loan 4% 12/1/16 (d)	7,792	7,830
HCA, Inc.:
Tranche A 3LN, term loan 3.4482% 2/2/16 (d)	326,507	326,913
Tranche B 2LN, term loan 3.5336% 3/31/17 (d)	134,201	134,201
Tranche B 4LN, term loan 2.9482% 5/1/18 (d)	10,500	10,540
Tranche B 5LN, term loan 3.0336% 3/31/17 (d)	165,000	165,549
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (d)	21,408	21,194
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (d)	43,307	43,740
Hologic, Inc. Tranche B, term loan 4.5% 8/1/19 (d)	18,858	19,023
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (d)	34,913	35,394
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 8/26/17 (d)	12,331	12,440
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (d)	13,825	13,998
Kinetic Concepts, Inc.:
Tranche C 1LN, term loan 5.5% 5/7/18 (d)	11,940	12,149
Tranche C 2LN, term loan 5% 11/7/17 (d)	1,990	2,017
LifePoint Hospitals, Inc. Tranche B, term loan 2.7% 7/24/17 (d)	14,963	15,019
MModal, Inc. Tranche B, term loan 6.75% 8/17/19 (d)	10,000	9,800
Par Pharmaceutical Companies, Inc. Tranche B 1LN, term loan 4.25% 9/28/19 (d)	8,955	9,045
Quintiles Transnational Corp.:
Tranche B 1LN, term loan 4.5% 6/8/18 (d)	6,872	6,941
Tranche B, term loan 4.5% 6/8/18 (d)	10,674	10,821
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (d)	5,845	5,838
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 4.5% 6/29/18 (d)	6,953	7,039
Tranche 2LN, term loan 9% 6/29/19 (d)	3,000	3,030
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (d)	2,925	2,943
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (d)	6,878	6,929
United Surgical Partners International, Inc. term loan:
0% 4/3/19 (d)	1,000	993
4.75% 4/3/19 (d)	2,992	3,037
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Universal Health Services, Inc.:
term loan 3.75% 11/15/16 (d)	$ 47,850	$ 48,329
Tranche A, term loan 2.0343% 11/15/15 (d)	10,948	10,920
Valeant Pharmaceuticals International:
Tranche BC 1LN, term loan 3.5% 12/11/19 (d)	30,923	31,270
Tranche BD 1LN, term loan 3.5% 2/13/19 (d)	46,613	47,138
Vanguard Health Holding Co. II LLC Tranche B, term loan 3.75% 1/29/16 (d)	26,880	27,251
VWR Funding, Inc. Tranche B, term loan 4.2037% 4/3/17 (d)	12,269	12,423
		1,936,601
Homebuilders/Real Estate - 0.9%
Capital Automotive LP Tranche B, term loan 4.25% 4/10/19 (d)	7,949	8,008
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9537% 3/28/21 (d)	17,000	17,085
RE/MAX LLC term loan 5.5% 4/14/16 (d)	3,380	3,413
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (d)	3,186	3,178
Credit-Linked Deposit 4.4537% 10/10/16 (d)	3,378	3,370
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (d)	72,000	72,720
Walter Investment Management Corp. Tranche B, term loan 5.75% 11/28/17 (d)	7,825	7,962
		115,736
Insurance - 0.6%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (d)	53,865	54,538
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (d)	5,400	5,474
Tranche B 2LN, term loan 5% 9/28/18 (d)	13,381	13,632
		73,644
Leisure - 0.5%
Cedar Fair LP Tranche B, term loan 3.25% 3/1/20 (d)	9,365	9,470
FGI Operating Co., LLC term loan 5.5% 4/19/19 (d)	3,972	3,972
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (d)	35,093	35,356
Six Flags, Inc. Tranche B, term loan 4.0005% 12/20/18 (d)	14,856	15,004
		63,802
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 2.2%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (d)	$ 6,983	$ 7,070
Tranche B 2LN, term loan 8.75% 1/25/21 (d)	3,000	3,058
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (d)	24,825	25,135
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (d)	1,323	1,337
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (d)	109,465	110,833
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (d)	77,670	79,030
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (d)	2,260	2,260
Walter Energy, Inc.:
Tranche A, term loan 4.7795% 4/1/16 (d)	2,225	2,253
Tranche B, term loan 5.75% 4/1/18 (d)	39,958	40,457
		271,433
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 12% 9/13/17	227	193
Publishing/Printing - 0.9%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (d)	9,355	9,495
Dex Media East LLC term loan 2.7502% 10/24/14 (d)	7,383	5,316
Dex Media West LLC/Dex Media West Finance Co. term loan 7.25% 10/24/14 (d)	1,691	1,331
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	21,945	22,247
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (d)	16,578	16,743
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (d)	19,000	18,715
Newsday LLC Tranche A, term loan 3.6982% 10/12/16 (d)	15,000	14,981
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (d)	11,160	11,258
Tribune Co. term loan 4% 12/31/19 (d)	11,970	12,150
		112,236
Restaurants - 0.9%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (d)	33,477	33,812
DineEquity, Inc. Tranche B 2LN, term loan 3.75% 10/19/17 (d)	6,516	6,614
Dunkin Brands, Inc. Tranche B 3LN, term loan 3.75% 2/14/20 (d)	47,870	48,409
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
Focus Brands, Inc. Tranche B 1LN, term loan 4.2675% 2/21/18 (d)	$ 5,331	$ 5,331
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (d)	9,915	10,051
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (d)	4,963	5,025
Wok Acquisition Corp. Tranche B, term loan 5.25% 6/22/19 (d)	1,990	2,025
		111,267
Services - 3.8%
Allied Security Holdings LLC Tranche B 1LN, term loan 5.25% 2/4/17 (d)	7,350	7,405
ARAMARK Corp.:
Credit-Linked Deposit 2.0847% 1/26/14 (d)	2,528	2,528
Credit-Linked Deposit 3.7087% 7/26/16 (d)	3,579	3,605
Tranche B, term loan:
3.6982% 7/26/16 (d)	54,415	54,823
4% 8/22/19 (d)	10,000	10,125
Tranche C, term loan 3.7541% 7/26/16 (d)	73,455	73,822
3.7037% 7/26/16 (d)	4,666	4,666
Avis Budget Group, Inc. Tranche B, term loan 3.75% 3/1/19 (d)	15,000	15,206
Brickman Group Holdings, Inc. Tranche B 1LN, term loan 5.5% 10/14/16 (d)	3,992	4,042
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (d)	23,561	23,797
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (d)	38,215	38,311
Tranche B, term loan 3.75% 3/11/18 (d)	22,861	23,089
Interactive Data Corp. Tranche B 2LN, term loan 3.75% 2/11/18 (d)	32,650	32,977
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/8/17 (d)	37,035	37,405
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (d)	32,287	32,489
Sedgwick Claims Management Services, Inc. Tranche B 2LN, term loan 4% 12/31/16 (d)	6,550	6,615
ServiceMaster Co.:
term loan 4.25% 1/31/17 (d)	45,895	46,354
Tranche B2, term loan 4.46% 1/31/17 (d)	21,830	22,048
SESAC Holdco II LLC Tranche B 1LN, term loan 6% 2/8/19 (d)	3,990	4,040
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
SymphonyIRI Group, Inc. Tranche B, term loan 4.5% 12/1/17 (d)	$ 12,967	$ 13,097
The Geo Group, Inc. Tranche B, term loan 3.25% 4/1/20 (d)	6,000	6,038
		462,482
Shipping - 0.2%
Ozburn Hessey Holding Co. LLC Tranche 2LN, term loan 11.5% 10/8/16 (d)	667	640
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (d)	18,000	18,270
		18,910
Steel - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	2,962	2,992
Super Retail - 2.7%
Academy Ltd. Tranche B, term loan 4.6386% 8/3/18 (d)	31,223	31,691
Bass Pro Group LLC Tranche B, term loan 4% 11/20/19 (d)	18,618	18,804
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (d)	42,307	42,730
Tranche 2LN, term loan 9.75% 3/26/20 (d)	11,000	11,385
Evergreen Acquisition Co. Tranche C, term loan 5% 7/20/19 (d)	1,980	2,007
J. Crew Group, Inc. Tranche B 1LN, term loan 4% 3/7/18 (d)	42,963	43,393
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (d)	23,060	23,305
Neiman Marcus Group, Inc. Tranche B, term loan 4% 5/16/18 (d)	22,000	22,193
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (d)	40,774	41,182
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (d)	22,849	22,506
Tranche B, term loan 3.75% 3/30/18 (d)	1,933	1,894
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (d)	12,968	13,130
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	7,859	7,929
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (d)	16,540	16,540
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
Toys 'R' Us, Inc.: - continued
Tranche B2, term loan 5.25% 5/25/18 (d)	$ 8,843	$ 8,599
Wesco Distribution, Inc. Tranche B, term loan 4.5% 12/12/19 (d)	17,955	18,135
		325,423
Technology - 6.8%
Ancestry.com, Inc. Tranche B, term loan 7% 12/28/18 (d)	32,932	33,385
Avaya, Inc.:
Tranche B 3LN, term loan 4.7881% 10/26/17 (d)	37,425	34,805
Tranche B 5LN, term loan 8% 3/31/18 (d)	10,968	10,955
Ceridian Corp. Tranche B, term loan 5.9492% 5/10/17 (d)	1,996	2,034
CommScope, Inc. Tranche B 1LN, term loan 3.75% 1/14/18 (d)	4,987	5,037
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/25/20 (d)	40,000	40,100
Fibertech Networks, LLC Tranche B, term loan 4.75% 12/18/19 (d)	6,983	7,105
First Data Corp.:
term loan:
4.1992% 3/24/18 (d)	64,079	63,919
4.2003% 3/24/17 (d)	118,529	118,233
Tranche B, term loan 4.1987% 9/24/18 (d)	42,410	42,304
Flextronics International Ltd.:
Tranche B A1, term loan 2.4482% 10/1/14 (d)	127	128
Tranche B A2, term loan 2.4482% 10/1/14 (d)	196	196
Tranche B A3, term loan 2.4482% 10/1/14 (d)	229	229
Tranche B-A, term loan 2.4482% 10/1/14 (d)	443	444
Freescale Semiconductor, Inc.:
Tranche B 3LN, term loan 4.25% 12/1/16 (d)	11,000	11,138
Tranche B 4LN, term loan 5% 3/1/20 (d)	82,000	83,025
Generac Power Systems, Inc. Tranche B, term loan 6.25% 5/30/18 (d)	3,624	3,679
Genpact Ltd. Tranche B, term loan 4.25% 8/30/19 (d)	13,930	14,174
Kronos, Inc. Tranche B 1LN, term loan 4.5% 10/30/19 (d)	24,938	25,249
Lawson Software, Inc.:
Tranche B 1LN, term loan 5.75% 10/5/16 (d)	2,550	2,569
Tranche B 2LN, term loan 5.25% 4/5/18 (d)	13,930	14,157
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (d)	77,370	79,111
Tranche C, term loan 4.75% 1/11/20 (d)	26,933	27,606
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (d)	$ 15,887	$ 16,125
Rovi Corp. Tranche A, term loan 2.7% 2/7/16 (d)	5,107	5,107
Sensata Technologies BV Tranche B, term loan 3.75% 5/12/18 (d)	16,348	16,552
Sophia L.P. Tranche B, term loan 4.5% 7/19/18 (d)	13,535	13,688
Spansion, Inc. Tranche B, term loan 5.25% 12/13/18 (d)	7,959	8,019
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9503% 2/28/17 (d)	37,628	37,911
Tranche D, term loan 4.5% 12/17/19 (d)	17,122	17,379
Tranche E, term loan 4% 3/8/20 (d)	63,000	63,788
Syniverse Holdings, Inc. Tranche B, term loan:
4/23/19 (g)	20,000	20,050
5% 4/23/19 (d)	9,925	9,987
		828,188
Telecommunications - 7.1%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 8/1/16 (d)	5,980	6,070
Tranche C, term loan 7.25% 1/30/19 (d)	27,930	28,593
Consolidated Communications, Inc. Tranche B 3LN, term loan 5.25% 12/31/18 (d)	6,983	7,087
Cricket Communications, Inc.:
Tranche B, term loan 4.75% 10/10/19 (d)	2,993	3,015
Tranche C, term loan 4.75% 3/8/20 (d)	20,500	20,654
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (d)	56,522	56,737
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (d)	7,000	6,983
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (d)	14,610	14,756
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (d)	13,495	13,259
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (d)	15,000	15,038
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 6% 2/14/19 (d)	3,000	3,064
Intelsat Jackson Holdings SA:
term loan 3.2002% 2/1/14 (d)	69,682	69,508
Tranche B, term loan 4.5% 4/2/18 (d)	177,931	180,155
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 4.75% 8/1/19 (d)	17,000	17,170
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Level 3 Financing, Inc.: - continued
Tranche B, term loan:
4.75% 2/1/16 (d)	$ 39,800	$ 40,198
5.25% 8/1/19 (d)	10,000	10,100
LTS Buyer LLC:
Tranche 1LN, term loan 4.5% 4/11/20 (d)	33,700	34,037
Tranche 2LN, term loan 8% 4/11/21 (d)	6,115	6,253
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4.8757% 3/17/18 (d)	73,267	73,176
Tranche B, term loan 4.7341% 11/3/16 (d)	14,232	14,232
Riverbed Technology, Inc. Tranche B, term loan 4% 12/18/19 (d)	11,869	12,047
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (d)	9,975	10,150
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (d)	5,992	6,029
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (d)	70,000	70,700
tw telecom, inc. Tranche B, term loan 2.7% 4/5/20 (d)	14,590	14,626
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	44,301	45,187
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	48,469	49,802
Windstream Corp.:
Tranche B 3LN, term loan 4% 8/8/19 (d)	11,910	12,014
Tranche B 4LN, term loan 3.5% 1/23/20 (d)	34,913	35,043
		875,683
Textiles & Apparel - 0.7%
Party City Holdings, Inc. Tranche B, term loan 4.25% 7/27/19 (d)	16,918	17,044
Phillips-Van Heusen Corp. Tranche B, term loan 3.25% 12/13/19 (d)	68,000	68,510
Renfro Corp. Tranche B, term loan 5.75% 1/30/19 (d)	3,990	4,050
		89,604
TOTAL FLOATING RATE LOANS (Cost $9,808,264)		9,939,113
Nonconvertible Bonds - 10.6%
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	$ 5,000	$ 5,216
Continental Airlines, Inc.:
6.125% 4/29/18 (c)	3,000	3,060
9.25% 5/10/17	2,175	2,439
		10,715
Automotive - 0.7%
Delphi Corp.:
5% 2/15/23	10,000	10,825
5.875% 5/15/19	18,610	20,169
General Motors Acceptance Corp. 2.4871% 12/1/14 (d)	40,000	39,666
General Motors Financial Co., Inc. 4.75% 8/15/17 (c)	4,000	4,220
Lear Corp. 4.75% 1/15/23 (c)	5,000	5,013
		79,893
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
3.125% 1/15/16	4,000	4,080
3.492% 2/11/14 (d)	52,000	52,650
4.625% 6/26/15	4,000	4,215
Bank of America Corp.:
1.1041% 3/22/16 (d)	5,000	4,996
1.6956% 1/30/14 (d)	3,250	3,277
GMAC LLC 2.4871% 12/1/14 (d)	70,187	70,362
Regions Financial Corp. 5.75% 6/15/15	3,000	3,278
		142,858
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,732
Clear Channel Communications, Inc. 9% 12/15/19 (c)	8,677	8,710
Sirius XM Radio, Inc. 5.25% 8/15/22 (c)	5,000	5,163
Starz LLC/Starz Finance Corp.:
5% 9/15/19 (c)	3,000	3,128
5% 9/15/19	6,000	6,255
Univision Communications, Inc. 6.75% 9/15/22 (c)	6,000	6,660
		36,648
Building Materials - 0.2%
HD Supply, Inc. 7.5% 7/15/20 (c)	15,000	16,238
Nortek, Inc. 8.5% 4/15/21 (c)	5,000	5,575
		21,813
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	$ 17,065	$ 17,236
5.25% 3/15/21 (c)	13,070	13,429
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,491
Lynx I Corp. 5.375% 4/15/21 (c)	5,000	5,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	7,245
Virgin Media Finance PLC 4.875% 2/15/22	2,000	2,040
		56,816
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,173
Chemicals - 0.1%
Celanese U.S. Holdings LLC 4.625% 11/15/22	11,520	11,981
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,138
		17,119
Consumer Products - 0.1%
Libbey Glass, Inc. 6.875% 5/15/20	4,000	4,370
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,113
Spectrum Brands Escrow Corp. 6.375% 11/15/20 (c)	3,070	3,354
Spectrum Brands Holdings, Inc. 9.5% 6/15/18	4,000	4,495
		14,332
Containers - 0.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,996
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (c)	2,490	2,540
7.375% 10/15/17 (c)	10,736	11,810
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	60,804
7.125% 4/15/19	5,000	5,388
		86,538
Diversified Financial Services - 1.0%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,735
5% 5/15/17	7,000	7,630
5.25% 4/1/14 (c)	45,000	46,631
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
International Lease Finance Corp.:
3.875% 4/15/18	$ 7,000	$ 7,088
4.875% 4/1/15	4,000	4,204
5.625% 9/20/13	12,000	12,180
5.875% 5/1/13	21,405	21,405
6.25% 5/15/19	10,000	11,213
SLM Corp. 4.625% 9/25/17	2,000	2,065
		127,151
Diversified Media - 0.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (c)	5,130	5,451
6.5% 11/15/22 (c)	13,870	14,876
		20,327
Electric Utilities - 0.7%
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	4,000	4,178
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,000	5,744
10% 12/1/20 (c)	54,320	61,585
11.75% 3/1/22 (c)	11,000	12,595
NRG Energy, Inc. 6.625% 3/15/23 (c)	4,000	4,360
The AES Corp. 7.75% 3/1/14	3,000	3,161
		91,623
Energy - 0.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	7,210
Antero Resources Finance Corp. 6% 12/1/20	995	1,057
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (c)	3,000	3,180
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (c)	3,000	3,060
6.625% 10/1/20 (c)	2,645	2,784
Continental Resources, Inc. 7.125% 4/1/21	2,000	2,295
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (c)	5,000	5,050
LINN Energy LLC/LINN Energy Finance Corp. 6.25% 11/1/19 (c)	5,000	5,225
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (c)	4,000	4,260
Oil States International, Inc. 5.125% 1/15/23 (c)	5,000	5,138
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	$ 6,000	$ 6,705
Western Refining, Inc. 6.25% 4/1/21 (c)	5,305	5,464
		51,428
Entertainment/Film - 0.1%
Cinemark USA, Inc. 5.125% 12/15/22 (c)	3,185	3,296
Regal Entertainment Group 5.75% 2/1/25	3,090	3,121
		6,417
Environmental - 0.0%
Clean Harbors, Inc. 5.25% 8/1/20	4,000	4,230
Food & Drug Retail - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,976
Gaming - 0.1%
Ameristar Casinos, Inc. 7.5% 4/15/21	3,000	3,338
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	10,100
		13,438
Healthcare - 0.4%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,508
DaVita, Inc. 5.75% 8/15/22	8,235	8,770
Health Management Associates, Inc. 7.375% 1/15/20	3,420	3,805
Tenet Healthcare Corp.:
4.75% 6/1/20 (c)	8,680	8,984
8.875% 7/1/19	16,000	17,960
		51,027
Homebuilders/Real Estate - 0.2%
CB Richard Ellis Services, Inc. 5% 3/15/23	17,990	18,418
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (c)	4,000	4,160
		22,578
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	4,160
Metals/Mining - 0.4%
CONSOL Energy, Inc. 8% 4/1/17	6,475	7,009
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	24,705	25,878
New Gold, Inc. 6.25% 11/15/22 (c)	4,415	4,547
Peabody Energy Corp. 6% 11/15/18	5,000	5,363
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (c)	2,270	2,423
		45,220
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Paper - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	$ 2,400	$ 2,803
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (c)	3,000	3,210
P.H. Glatfelter Co. 5.375% 10/15/20	4,585	4,837
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	3,000	2,318
		13,168
Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7901% 5/15/14 (d)	19,000	18,976
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	3,000	3,293
		22,269
Shipping - 0.1%
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,075
Steel - 0.0%
Severstal Columbus LLC 10.25% 2/15/18	3,005	3,230
Super Retail - 0.1%
Dollar General Corp. 4.125% 7/15/17	2,000	2,180
Netflix, Inc. 5.375% 2/1/21 (c)	4,000	4,110
Sally Holdings LLC 5.75% 6/1/22	3,000	3,203
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17	6,000	6,045
		15,538
Technology - 0.8%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	7,235	7,163
First Data Corp. 6.75% 11/1/20 (c)	39,130	42,065
Flextronics International Ltd. 4.625% 2/15/20 (c)	4,000	4,090
IAC/InterActiveCorp 4.75% 12/15/22 (c)	5,000	5,025
NCR Corp. 5% 7/15/22 (c)	4,000	4,050
NXP BV/NXP Funding LLC:
3.0271% 10/15/13 (d)	14,255	14,237
5.75% 2/15/21 (c)	14,760	15,646
5.75% 3/15/23 (c)	5,000	5,213
		97,489
Telecommunications - 1.9%
Altice Financing SA 7.875% 12/15/19 (c)	4,000	4,420
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,905	3,964
Intelsat Jackson Holdings SA 6.625% 12/15/22 (c)	20,000	21,650
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
iPCS, Inc.:
2.4235% 5/1/13 (d)	$ 72,852	$ 72,852
3.5366% 5/1/14 pay-in-kind (d)	69,150	69,237
Qwest Corp. 3.5301% 6/15/13 (d)	11,000	11,031
Sprint Capital Corp.:
6.875% 11/15/28	4,000	4,090
6.9% 5/1/19	5,000	5,431
Sprint Nextel Corp.:
6% 11/15/22	30,000	31,200
9% 11/15/18 (c)	3,000	3,690
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,195
		230,760
TOTAL NONCONVERTIBLE BONDS (Cost $1,244,856)		1,302,009
Common Stocks - 0.2%
	Shares
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	732
ION Media Networks, Inc. (a)	2,842	1,570
		2,302
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	14,929
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	450
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	2,126
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	1,898
Paper - 0.0%
White Birch Cayman Holdings Ltd.	12,570	0
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(e)	13,699	103
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	279
TOTAL COMMON STOCKS (Cost $17,059)		22,638
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	$ 0
Money Market Funds - 15.3%

Fidelity Cash Central Fund, 0.13% (b) (Cost $1,879,800)	1,879,799,571	1,879,800
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 4/30/13 due 5/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,453)	$ 2,453	2,453
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $12,952,432)		13,146,013
NET OTHER ASSETS (LIABILITIES) - (7.2)%		(886,404)
NET ASSETS - 100%		$ 12,259,609
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $526,121,000 or 4.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 26

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $20,000,000 and $20,050,000 respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,453,000 due 5/01/13 at 0.14%
BNP Paribas Securities Corp.	$ 1,282
Barclays Capital, Inc.	682
Merrill Lynch, Pierce, Fenner & Smith, Inc.	489
$ 2,453
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,299
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,429	$ 732	$ -	$ 5,697
Financials	551	-	-	551
Materials	14,929	14,929	-	-
Telecommunication Services	279	279	-	-
Utilities	450	450	-	-
Floating Rate Loans	9,939,113	-	9,834,315	104,798
Corporate Bonds	1,302,009	-	1,302,009	-
Other	-	-	-	-
Money Market Funds	1,879,800	1,879,800	-	-
Cash Equivalents	2,453	-	2,453	-
Total Investments in Securities:	$ 13,146,013	$ 1,896,190	$ 11,138,777	$ 111,046
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.8%
Netherlands	3.1%
Luxembourg	1.7%
Australia	1.2%
Canada	1.2%
Germany	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013

Assets
Investment in securities, at value (including repurchase agreements of $2,453) - See accompanying schedule: Unaffiliated issuers (cost $11,072,632)	$ 11,266,213
Fidelity Central Funds (cost $1,879,800)	1,879,800
Total Investments (cost $12,952,432)		$ 13,146,013
Cash		118,595
Receivable for investments sold		76,017
Receivable for fund shares sold		29,892
Interest receivable		51,155
Distributions receivable from Fidelity Central Funds		250
Prepaid expenses		9
Receivable from investment adviser for expense reductions		2
Other receivables		67
Total assets		13,422,000

Liabilities
Payable for investments purchased	$ 1,127,823
Payable for fund shares redeemed	18,677
Distributions payable	7,372
Accrued management fee	5,686
Distribution and service plan fees payable	1,083
Other affiliated payables	1,469
Other payables and accrued expenses	281
Total liabilities		1,162,391

Net Assets		$ 12,259,609
Net Assets consist of:
Paid in capital		$ 11,999,424
Undistributed net investment income		164,407
Accumulated undistributed net realized gain (loss) on investments		(97,803)
Net unrealized appreciation (depreciation) on investments		193,581
Net Assets		$ 12,259,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,454,672 ÷ 145,006.1 shares)	$ 10.03

Maximum offering price per share (100/97.25 of $10.03)	$ 10.31
Class T: Net Asset Value and redemption price per share ($268,505 ÷ 26,803.0 shares)	$ 10.02

Maximum offering price per share (100/97.25 of $10.02)	$ 10.30
Class B: Net Asset Value and offering price per share ($22,183 ÷ 2,214.5 shares)A	$ 10.02

Class C: Net Asset Value and offering price per share ($863,494 ÷ 86,094.7 shares)A	$ 10.03

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($6,596,693 ÷ 658,438.7 shares)	$ 10.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,054,062 ÷ 305,066.9 shares)	$ 10.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2013

Investment Income
Dividends		$ 889
Interest		237,427
Income from Fidelity Central Funds		1,299
Total income		239,615

Expenses
Management fee	$ 31,834
Transfer agent fees	7,689
Distribution and service plan fees	6,255
Accounting fees and expenses	812
Custodian fees and expenses	79
Independent trustees' compensation	35
Registration fees	375
Audit	84
Legal	20
Miscellaneous	46
Total expenses before reductions	47,229
Expense reductions	(22)	47,207
Net investment income (loss)		192,408
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		42,944
Change in net unrealized appreciation (depreciation) on investment securities		87,164
Net gain (loss)		130,108
Net increase (decrease) in net assets resulting from operations		$ 322,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 192,408	$ 366,256
Net realized gain (loss)	42,944	23,583
Change in net unrealized appreciation (depreciation)	87,164	177,284
Net increase (decrease) in net assets resulting from operations	322,516	567,123
Distributions to shareholders from net investment income	(169,372)	(350,713)
Distributions to shareholders from net realized gain	(52,959)	-
Total distributions	(222,331)	(350,713)
Share transactions - net increase (decrease)	1,552,235	256,075
Redemption fees	299	419
Total increase (decrease) in net assets	1,652,719	472,904

Net Assets
Beginning of period	10,606,890	10,133,986
End of period (including undistributed net investment income of $164,407 and undistributed net investment income of $141,371, respectively)	$ 12,259,609	$ 10,606,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.73	$ 9.79	$ 9.31	$ 8.00	$ 9.75
Income from Investment Operations
Net investment income (loss) E	.162	.340	.317	.391	.354	.476
Net realized and unrealized gain (loss)	.119	.195	(.080)	.425	1.232	(1.779)
Total from investment operations	.281	.535	.237	.816	1.586	(1.303)
Distributions from net investment income	(.142)	(.325)	(.298)	(.287)	(.278)	(.448)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.191)	(.325)	(.298)	(.337)	(.278)	(.448)
Redemption fees added to paid in capital E	- I	- I	.001	.001	.002	.001
Net asset value, end of period	$ 10.03	$ 9.94	$ 9.73	$ 9.79	$ 9.31	$ 8.00
Total Return B, C, D	2.86%	5.60%	2.46%	8.96%	20.31%	(13.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	.99%	1.00%	1.03%	1.05%	1.06%
Expenses net of fee waivers, if any	1.00% A	.99%	1.00%	1.03%	1.05%	1.06%
Expenses net of all reductions	1.00% A	.99%	1.00%	1.03%	1.04%	1.06%
Net investment income (loss)	3.29% A	3.47%	3.25%	4.11%	4.09%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,455	$ 1,305	$ 1,587	$ 1,064	$ 518	$ 192
Portfolio turnover rate G	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.73
Income from Investment Operations
Net investment income (loss) E	.157	.330	.312	.391	.349	.481
Net realized and unrealized gain (loss)	.119	.195	(.070)	.416	1.228	(1.762)
Total from investment operations	.276	.525	.242	.807	1.577	(1.281)
Distributions from net investment income	(.137)	(.315)	(.293)	(.288)	(.279)	(.450)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.186)	(.315)	(.293)	(.338)	(.279)	(.450)
Redemption fees added to paid in capital E	- I	- I	.001	.001	.002	.001
Net asset value, end of period	$ 10.02	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Total Return B, C, D	2.81%	5.50%	2.51%	8.87%	20.20%	(13.66)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.09%	1.05%	1.02%	1.04%	1.03%
Expenses net of fee waivers, if any	1.10% A	1.09%	1.05%	1.02%	1.04%	1.03%
Expenses net of all reductions	1.10% A	1.09%	1.05%	1.02%	1.04%	1.03%
Net investment income (loss)	3.18% A	3.37%	3.19%	4.12%	4.10%	5.16%
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 241	$ 271	$ 242	$ 143	$ 134
Portfolio turnover rate G	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 7.99	$ 9.73
Income from Investment Operations
Net investment income (loss) E	.136	.288	.266	.341	.305	.432
Net realized and unrealized gain (loss)	.119	.195	(.070)	.416	1.238	(1.771)
Total from investment operations	.255	.483	.196	.757	1.543	(1.339)
Distributions from net investment income	(.116)	(.273)	(.247)	(.238)	(.235)	(.402)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.165)	(.273)	(.247)	(.288)	(.235)	(.402)
Redemption fees added to paid in capital E	- I	- I	.001	.001	.002	.001
Net asset value, end of period	$ 10.02	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 7.99
Total Return B, C, D	2.59%	5.05%	2.03%	8.30%	19.74%	(14.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.52%	1.52%	1.55%	1.56%	1.56%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.52%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.53% A	1.52%	1.52%	1.55%	1.55%	1.55%
Net investment income (loss)	2.75% A	2.94%	2.72%	3.59%	3.59%	4.64%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 24	$ 32	$ 43	$ 44	$ 42
Portfolio turnover rate G	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.73	$ 9.78	$ 9.31	$ 8.00	$ 9.74
Income from Investment Operations
Net investment income (loss) E	.125	.267	.244	.321	.288	.408
Net realized and unrealized gain (loss)	.119	.195	(.070)	.415	1.235	(1.770)
Total from investment operations	.244	.462	.174	.736	1.523	(1.362)
Distributions from net investment income	(.105)	(.252)	(.225)	(.217)	(.215)	(.379)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.154)	(.252)	(.225)	(.267)	(.215)	(.379)
Redemption fees added to paid in capital E	- I	- I	.001	.001	.002	.001
Net asset value, end of period	$ 10.03	$ 9.94	$ 9.73	$ 9.78	$ 9.31	$ 8.00
Total Return B, C, D	2.47%	4.81%	1.80%	8.05%	19.43%	(14.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.74%	1.74%	1.76%	1.78%	1.80%
Expenses net of fee waivers, if any	1.76% A	1.74%	1.74%	1.76%	1.78%	1.80%
Expenses net of all reductions	1.75% A	1.74%	1.74%	1.76%	1.78%	1.80%
Net investment income (loss)	2.53% A	2.72%	2.50%	3.38%	3.35%	4.39%
Supplemental Data
Net assets, end of period (in millions)	$ 863	$ 806	$ 852	$ 622	$ 335	$ 199
Portfolio turnover rate G	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.74
Income from Investment Operations
Net investment income (loss) D	.176	.368	.345	.418	.377	.508
Net realized and unrealized gain (loss)	.119	.195	(.070)	.417	1.225	(1.771)
Total from investment operations	.295	.563	.275	.835	1.602	(1.263)
Distributions from net investment income	(.156)	(.353)	(.326)	(.316)	(.304)	(.478)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.205)	(.353)	(.326)	(.366)	(.304)	(.478)
Redemption fees added to paid in capital D	- H	- H	.001	.001	.002	.001
Net asset value, end of period	$ 10.02	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Total Return B, C	3.01%	5.91%	2.86%	9.18%	20.55%	(13.49)%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.71%	.71%	.73%	.75%	.73%
Expenses net of fee waivers, if any	.71% A	.71%	.71%	.73%	.75%	.73%
Expenses net of all reductions	.71% A	.71%	.71%	.73%	.75%	.73%
Net investment income (loss)	3.57% A	3.75%	3.53%	4.41%	4.39%	5.46%
Supplemental Data
Net assets, end of period (in millions)	$ 6,597	$ 5,720	$ 5,399	$ 3,566	$ 2,354	$ 1,292
Portfolio turnover rate F	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.71	$ 9.77	$ 9.29	$ 7.99	$ 9.73
Income from Investment Operations
Net investment income (loss) D	.174	.363	.341	.415	.379	.503
Net realized and unrealized gain (loss)	.119	.196	(.079)	.427	1.221	(1.769)
Total from investment operations	.293	.559	.262	.842	1.600	(1.266)
Distributions from net investment income	(.154)	(.349)	(.323)	(.313)	(.302)	(.475)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.203)	(.349)	(.323)	(.363)	(.302)	(.475)
Redemption fees added to paid in capital D	- H	- H	.001	.001	.002	.001
Net asset value, end of period	$ 10.01	$ 9.92	$ 9.71	$ 9.77	$ 9.29	$ 7.99
Total Return B, C	2.99%	5.87%	2.72%	9.27%	20.54%	(13.54)%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.75%	.75%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.76% A	.75%	.75%	.76%	.77%	.77%
Expenses net of all reductions	.76% A	.75%	.75%	.76%	.77%	.76%
Net investment income (loss)	3.53% A	3.71%	3.50%	4.38%	4.36%	5.43%
Supplemental Data
Net assets, end of period (in millions)	$ 3,054	$ 2,510	$ 1,992	$ 1,138	$ 469	$ 138
Portfolio turnover rate F	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital distributions or capital gain distributions. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 270,886
Gross unrealized depreciation	(18,244)
Net unrealized appreciation (depreciation) on securities and other investments	$ 252,642

Tax cost	$ 12,893,371

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (50,512)
2017	(39,057)
Total capital loss carryforward	$ (89,569)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $5,448,755 and $3,703,820, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,707	$ 35
Class T	-%	.25%	319	2
Class B	.55%	.15%	81	64
Class C	.75%	.25%	4,148	671
			$ 6,255	$ 772

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 57
Class T	7
Class B*	14
Class C*	32
$ 110

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,017.15
Class T	319.25
Class B	27.23
Class C	624.15
Fidelity Floating Rate High Income Fund	3,462.12
Institutional Class	2,240.16
	$ 7,689

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 19,437	$ 46,515
Class T	3,518	8,143
Class B	270	780
Class C	8,704	20,972
Fidelity Floating Rate High Income Fund	94,695	197,172
Institutional Class	42,748	77,131
Total	$ 169,372	$ 350,713
From net realized gain
Class A	$ 6,467	$ -
Class T	1,177	-
Class B	117	-
Class C	3,998	-
Fidelity Floating Rate High Income Fund	28,514	-
Institutional Class	12,686	-
Total	$ 52,959	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	30,254	31,124	$ 301,847	$ 305,628
Reinvestment of distributions	1,984	3,572	19,773	34,965
Shares redeemed	(18,454)	(66,588)	(184,099)	(652,113)
Net increase (decrease)	13,784	(31,892)	$ 137,521	$ (311,520)
Class T
Shares sold	5,388	2,896	$ 53,590	$ 28,402
Reinvestment of distributions	409	704	4,071	6,885
Shares redeemed	(3,236)	(7,230)	(32,219)	(70,751)
Net increase (decrease)	2,561	(3,630)	$ 25,442	$ (35,464)
Class B
Shares sold	163	156	$ 1,621	$ 1,519
Reinvestment of distributions	30	59	297	579
Shares redeemed	(427)	(1,070)	(4,252)	(10,460)
Net increase (decrease)	(234)	(855)	$ (2,334)	$ (8,362)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	12,291	12,695	$ 122,600	$ 124,701
Reinvestment of distributions	925	1,512	9,206	14,794
Shares redeemed	(8,198)	(20,709)	(81,746)	(202,835)
Net increase (decrease)	5,018	(6,502)	$ 50,060	$ (63,340)
Fidelity Floating Rate High Income Fund
Shares sold	153,671	164,358	$ 1,531,257	$ 1,610,907
Reinvestment of distributions	10,232	16,695	101,818	163,381
Shares redeemed	(81,416)	(160,631)	(810,573)	(1,569,854)
Net increase (decrease)	82,487	20,422	$ 822,502	$ 204,434
Institutional Class
Shares sold	93,254	109,592	$ 928,433	$ 1,074,762
Reinvestment of distributions	3,117	3,772	30,995	36,919
Shares redeemed	(44,227)	(65,596)	(440,384)	(641,354)
Net increase (decrease)	52,144	47,768	$ 519,044	$ 470,327

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FHI-USAN-0613
1.784879.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,028.60	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.10%
Actual		$ 1,000.00	$ 1,028.10	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class B	1.53%
Actual		$ 1,000.00	$ 1,025.90	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class C	1.76%
Actual		$ 1,000.00	$ 1,024.70	$ 8.84
HypotheticalA		$ 1,000.00	$ 1,016.07	$ 8.80
Fidelity Floating Rate High Income Fund	.71%
Actual		$ 1,000.00	$ 1,030.10	$ 3.57
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,029.90	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	5.2	4.3
Community Health Systems, Inc.	2.6	2.9
H.J. Heinz Co.	2.3	0.0
Intelsat Jackson Holdings SA	2.3	2.7
First Data Corp.	2.3	1.9
	14.7
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	16.2	16.0
Telecommunications	9.0	8.5
Technology	7.6	7.7
Cable TV	6.3	5.9
Electric Utilities	5.4	5.8
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
BBB 3.3%	BBB 4.4%
BB 44.8%	BB 43.0%
B 32.8%	B 31.9%
CCC,CC,C 2.0%	CCC,CC,C 2.7%
D 0.0%	D 0.0%
Not Rated 8.8%	Not Rated 6.1%
Equities 0.2%	Equities 0.2%
Short-Term Investments and Net Other Assets 8.1%	Short-Term Investments and Net Other Assets 11.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Floating Rate Loans 81.1%		Floating Rate Loans 77.6%
	Nonconvertible Bonds 10.6%		Nonconvertible Bonds 10.5%
	Common Stocks 0.2%		Common Stocks 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 8.1%		Short-Term Investments and Net Other Assets (Liabilities) 11.7%
* Foreign investments	10.2%	** Foreign investments	9.0%

Semiannual Report

Investments April 30, 2013

Showing Percentage of Net Assets

Floating Rate Loans (f) - 81.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (d)	$ 1,864	$ 1,892
Sequa Corp. Tranche B, term loan 5.25% 6/19/17 (d)	11,970	12,150
Silver II US Holdings LLC Tranche B, term loan 4% 12/13/19 (d)	21,945	22,137
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (d)	7,905	7,984
TransDigm, Inc.:
Tranche B, term loan 3.5% 2/14/17 (d)	17,955	18,179
Tranche C, term loan 3.75% 2/19/20 (d)	83,790	84,837
		147,179
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4% 10/18/18 (d)	3,990	3,950
Northwest Airlines Corp. Tranche B, term loan 3.79% 12/22/13 (d)	1,746	1,729
US Airways Group, Inc. term loan 2.6992% 3/23/14 (d)	37,348	37,301
		42,980
Automotive - 2.4%
Affinia Group, Inc.:
Tranche B 1LN, term loan 3.5% 4/11/16 (d)	6,385	6,417
Tranche B 2LN, term loan 4.75% 4/11/20 (d)	14,395	14,575
Allison Transmission, Inc.:
Tranche B 2LN, term loan 3.2% 8/7/17 (d)	37,720	38,098
Tranche B 3LN, term loan 4.25% 8/23/19 (d)	20,850	21,111
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (d)	64,377	65,181
Federal-Mogul Corp.:
Tranche B, term loan 2.1375% 12/27/14 (d)	35,084	33,329
Tranche C, term loan 2.1375% 12/27/15 (d)	17,900	17,005
Schaeffler AG Tranche C, term loan 4.25% 1/27/17 (d)	36,000	36,405
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (d)	37,000	37,278
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (d)	25,000	25,438
		294,837
Broadcasting - 3.5%
Clear Channel Capital I LLC Tranche B, term loan 3.8482% 1/29/16 (d)	28,957	26,568
Cumulus Media Holdings, Inc. Tranche 1LN, term loan 4.5% 9/16/18 (d)	9,950	10,099
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (d)	$ 6,965	$ 7,087
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (d)	2,892	2,939
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (d)	4,988	5,050
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (d)	2,857	2,971
Tranche B, term loan 4.75% 2/13/20 (d)	11,970	12,150
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Tranche B, term loan 4.5% 12/3/19 (d)	2,500	2,538
Nielsen Finance LLC Tranche E, term loan 2.9503% 5/1/16 (d)	171,332	173,473
Nine Entertainment (DELAWARE) Tranche B, term loan 3.5% 1/28/20 (d)	12,000	12,015
Raycom Media, Inc. Tranche B, term loan 4.25% 5/31/17 (d)	4,913	4,937
TWCC Holding Corp. term loan 3.5% 2/11/17 (d)	58,081	59,098
Univision Communications, Inc.:
term loan 4.75% 3/1/20 (d)	85,700	86,450
Tranche 1LN, term loan 4.75% 3/1/20 (d)	28,979	29,232
		434,607
Building Materials - 1.1%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (d)	31,120	31,315
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (d)	29,000	29,145
HD Supply, Inc. Tranche B 1LN, term loan 4.5% 10/12/17 (d)	26,810	27,145
Milacron LLC Tranche B, term loan 4.25% 3/28/20 (d)	3,000	3,015
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (d)	43,158	43,805
Unifrax I LLC Tranche B, term loan 4.25% 11/28/18 (d)	2,993	3,019
		137,444
Cable TV - 5.8%
Atlantic Broadband Holdings I, LLC Tranche B, term loan 4.5% 11/30/19 (d)	13,373	13,607
Bragg Communications, Inc. Tranche B, term loan 3.5% 2/28/18 (d)	10,395	10,538
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (d)	32,610	32,814
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
CCO Holdings, LLC Tranche 3LN, term loan 2.6982% 9/6/14 (d)	$ 69,097	$ 69,097
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (d)	122,000	122,763
Charter Communications Operating LLC:
Tranche C, term loan 3.45% 9/6/16 (d)	32,770	32,770
Tranche D, term loan 4% 4/11/19 (d)	46,042	46,042
Tranche E, term loan 4/10/20	34,320	34,277
Tranche F, term loan 3% 1/31/21 (d)	95,425	95,425
CSC Holdings LLC Tranche B, term loan 5.1992% 4/17/20 (d)	109,380	109,107
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (d)	8,000	7,990
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (d)	16,513	16,678
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (d)	2,888	2,881
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (d)	7,000	7,114
UPC Broadband Holding BV:
Tranche AF, term loan 4% 1/31/21 (d)	16,000	16,160
Tranche AH, term loan 3.25% 6/30/21 (d)	34,000	33,958
Virgin Media Finance PLC Tranche B, term loan 2/15/20	20,000	19,950
WaveDivision Holdings LLC Tranche B, term loan 4% 8/9/19 (d)	5,985	6,045
WideOpenWest Finance LLC Tranche B, term loan 6% 4/1/19 (d)	33,000	33,413
Zayo Group LLC Tranche B, term loan 4.75% 7/2/19 (d)	3,990	4,030
		714,659
Capital Goods - 0.8%
Alliance Laundry Systems LLC Tranche B, term loan 4.5% 12/10/18 (d)	2,985	3,015
Apex Tool Group, LLC Tranche B, term loan 4.5% 2/1/20 (d)	16,000	16,180
Colfax Corp. Tranche B, term loan 3.25% 1/1/19 (d)	3,990	4,020
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (d)	20,000	20,150
Tranche B 2LN, term loan 9.5% 10/9/20 (d)	8,000	8,000
Husky Intermediate, Inc. Tranche B, term loan 4.25% 6/30/18 (d)	4,000	4,070
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Rexnord LLC Tranche B, term loan 3.75% 4/1/18 (d)	$ 13,375	$ 13,508
SRAM LLC. Tranche B, term loan 4% 4/4/20 (d)	25,000	25,188
		94,131
Chemicals - 2.7%
Arizona Chemical Tranche B, term loan 5.25% 12/22/17 (d)	5,480	5,569
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (d)	3,960	4,010
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.701% 4/2/14 (d)	45,422	45,308
Tranche C, term loan 3.0336% 10/31/16 (d)	22,040	22,260
Chemtura Corp. term loan 5.5% 8/27/16 (d)	27,854	28,168
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 4/29/20 (d)	39,700	39,899
Eagle Spinco, Inc. Tranche B, term loan 3.5% 1/28/17 (d)	8,430	8,567
Edwards Ltd. Tranche B, term loan 4.75% 3/22/20 (d)	9,635	9,707
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (d)	2,978	2,985
General Chemical Corp. Tranche B, term loan 5.0019% 10/6/15 (d)	3,199	3,215
Huntsman International LLC Tranche B, term loan 2.743% 4/19/17 (d)	13,900	13,935
INEOS U.S. Finance LLC term loan:
5.5% 4/27/15 (d)	6,930	6,999
6.5% 4/27/18 (d)	30,690	31,035
Kronos Worldwide, Inc. term loan 7% 6/13/18 (d)	1,000	1,010
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.0336% 11/18/14 (d)	1,996	2,003
OMNOVA Solutions, Inc. Tranche B 1LN, term loan 4.25% 5/31/17 (d)	3,000	3,038
Rockwood Specialties Group, Inc. Tranche B, term loan 3.75% 2/10/18 (d)	14,725	14,799
Taminco Global Chemical Corp. Tranche B 2LN, term loan 4.25% 2/15/19 (d)	6,796	6,830
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	20,000	20,225
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (d)	55,000	55,688
		325,250
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 1.2%
ACCO Brands Corp. Tranche B, term loan 4.25% 3/7/19 (d)	$ 6,892	$ 6,927
Bombardier Recreational Products, Inc. Tranche B, term loan 5% 1/30/19 (d)	5,000	5,038
Jarden Corp.:
Tranche A 1LN, term loan 2.1982% 3/31/16 (d)	4,988	5,050
Tranche B, term loan 2.6982% 3/31/18 (d)	33,850	34,188
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (d)	14,179	14,285
Prestige Brands, Inc. Tranche B, term loan 3.75% 1/31/19 (d)	19,729	20,000
Revlon Consumer Products Corp. Tranche B, term loan 4% 11/19/17 (d)	13,500	13,686
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (d)	12,354	12,524
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (d)	9,000	9,158
Tempur-Pedic International Inc. Tranche B, term loan 5% 12/12/19 (d)	13,965	14,193
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (d)	13,965	13,982
Yankee Candle Co., Inc. Tranche B, term loan 5.25% 4/2/19 (d)	3,610	3,624
		152,655
Containers - 2.2%
Berlin Packaging,LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (d)	11,570	11,715
Tranche 2LN, term loan 8.75% 3/28/20 (d)	3,855	3,922
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (d)	98,000	97,878
Berry Plastics Holding Corp. Tranche C, term loan 2.1982% 4/3/15 (d)	4,714	4,708
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (d)	15,302	15,493
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (d)	10,945	11,109
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (d)	98,505	100,106
Sealed Air Corp. Tranche B, term loan 4% 10/3/18 (d)	20,387	20,744
Tricorbraun, Inc. Tranche B, term loan 5.5% 4/30/18 (d)	3,970	3,982
		269,657
Diversified Financial Services - 2.0%
Clipper Acquisitons Corp. Tranche B, term loan 4% 2/6/20 (d)	2,993	3,022
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (d)	$ 29,440	$ 29,661
Duff & Phelps Corp. Tranche B, term loan 4.5% 3/14/20 (d)	3,000	3,030
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (d)	11,000	11,041
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (d)	15,699	15,915
Flying Fortress, Inc. term loan 3.5% 6/30/17 (d)	58,333	58,771
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (d)	4,538	4,538
Klockner Pentaplast SA Tranche B 1LN, term loan 5.75% 12/21/16 (d)	3,779	3,836
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (d)	13,860	13,982
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (d)	30,925	31,389
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (d)	8,955	9,067
Star West Generation LLC Tranche B, term loan 5% 3/13/20 (d)	16,000	16,300
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (d)	27,818	28,270
Vantiv LLC Tranche B, term loan 3.75% 3/27/19 (d)	20,012	20,112
		248,934
Diversified Media - 0.1%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.54% 5/31/14 (d)	1,948	1,822
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (d)	978	983
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (d)	10,912	11,021
		13,826
Electric Utilities - 4.7%
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (d)	11,835	11,983
Tranche B 3LN, term loan 4% 10/9/19 (d)	29,862	30,236
Tranche B, term loan 4% 4/1/18 (d)	110,070	111,446
Covanta Energy Corp. Tranche B, term loan 3.5% 3/28/19 (d)	15,865	16,103
Dynegy, Inc.:
Tranche B 1LN, term loan 4% 4/16/20 (d)	16,225	16,286
Tranche B 2LN, term loan 4% 4/16/20 (d)	25,960	26,057
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (d)	$ 795	$ 815
Tranche B 1LN, term loan 5.5% 12/21/18 (d)	15,843	16,041
Essential Power LLC Tranche B, term loan 4.4969% 8/8/19 (d)	4,798	4,870
NRG Energy, Inc. Tranche B, term loan 3.25% 7/1/18 (d)	82,585	83,410
NSG Holdings LLC Tranche B, term loan 4.75% 12/11/19 (d)	2,993	3,030
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.311% 12/15/13 (d)	983	983
Tranche 2LN, term loan 4.4482% 12/15/14 (d)	24,657	24,657
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7313% 10/10/14 (d)	81,117	60,736
4.7313% 10/10/17 (d)	114,252	83,832
The AES Corp. Tranche B, term loan 3.75% 6/1/18 (d)	75,000	76,125
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/21/20 (d)	10,973	11,055
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (d)	2,932	3,005
		580,670
Energy - 1.6%
Alon USA Partners LP term loan 9.25% 11/13/18 (d)	8,867	9,177
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	49,000	50,715
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (d)	873	886
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (d)	16,200	16,261
EP Energy LLC term loan 4.5% 4/30/19 (d)	4,000	4,045
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (d)	11,000	11,055
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (d)	3,800	3,848
MEG Energy Corp. Tranche B, term loan 3.75% 3/31/20 (d)	8,977	9,067
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (d)	26,865	27,234
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	5,000	5,088
Panda Temple Power, LLC term loan 7.25% 4/3/19 (d)	9,000	9,158
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Plains Exploration & Production Co. term loan 4% 10/15/19 (d)	$ 8,000	$ 8,000
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (d)	15,000	15,170
Tallgrass Operations LLC Tranche B, term loan 5.25% 11/13/18 (d)	5,985	6,030
Vantage Drilling Co. Tranche B, term loan 5.75% 3/18/19 (d)	15,000	15,188
		190,922
Entertainment/Film - 0.4%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (d)	20,000	20,125
Cinemark USA, Inc. Tranche B, term loan 3.2% 12/18/19 (d)	29,925	30,224
EMI Music Publishing Ltd. Tranche B, term loan 4.5% 3/15/19 (d)	3,000	3,045
		53,394
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (d)	35,910	36,314
Progressive Waste Solution Ltd. Tranche B, term loan 3.5% 10/24/19 (d)	11,970	12,105
Synagro Technologies, Inc. Tranche 1LN, term loan 5.2801% 3/30/14 (d)	399	389
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (d)	14,963	15,187
Tomkins Air Distribution Tranche B 1LN, term loan 5.25% 11/9/18 (d)	3,990	4,050
		68,045
Food & Drug Retail - 1.6%
Albertson's LLC Tranche B, term loan 5.75% 3/21/16 (d)	24,000	24,270
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (d)	50,740	51,184
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (d)	44,000	44,550
Tranche 2LN, term loan 5.75% 8/21/20 (d)	13,590	14,100
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (d)	43,475	43,692
SUPERVALU, Inc. Tranche B, term loan 6.25% 3/21/19 (d)	15,000	15,281
		193,077
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - 3.5%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (d)	$ 3,000	$ 3,075
B&G Foods, Inc. Tranche B, term loan 4% 11/30/18 (d)	3,957	4,017
Constellation Brands, Inc. Tranche B, term loan 2.75% 4/29/20 (d)	26,195	26,195
Del Monte Foods Co. Tranche B, term loan 4% 3/8/18 (d)	12,602	12,665
Earthbound Holdings III LLC Tranche B, term loan 5.75% 12/21/16 (d)	6,843	6,808
H.J. Heinz Co.:
Tranche 2LN, term loan 2/28/14	15,000	15,000
Tranche B 1LN, term loan 3.25% 3/22/19 (d)	25,000	25,125
Tranche B 2LN, term loan 3.5% 3/22/20 (d)	244,290	246,122
JBS USA LLC Tranche B, term loan 3.75% 5/25/18 (d)	21,945	22,000
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (d)	18,918	19,202
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (d)	42,000	42,210
		422,419
Gaming - 2.2%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (d)	3,854	3,922
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (d)	26,114	26,277
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (d)	5,000	5,044
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (d)	7,000	7,315
Harrah's Entertainment, Inc. Tranche B 4LN, term loan 9.5% 10/31/16 (d)	3,949	3,998
Las Vegas Sands Corp. term loan 2.71% 11/23/15 (d)	5,844	5,844
Las Vegas Sands LLC:
term loan 1.7% 5/23/14 (d)	6,103	6,110
Tranche B, term loan:
1.7% 5/23/14 (d)	29,882	29,920
2.7% 11/23/16 (d)	20,905	20,931
Tranche I, term loan 2.7% 11/23/16 (d)	4,202	4,207
MGM Mirage Tranche A, term loan 3.2836% 12/20/17 (d)	6,983	7,000
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (d)	61,022	61,937
Motor City Casino Tranche B, term loan 6% 3/1/17 (d)	4,560	4,617
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (d)	$ 36,820	$ 37,189
Pinnacle Entertainment, Inc. Tranche B, term loan 4% 3/19/19 (d)	9,900	9,962
Seminole Tribe of Florida Tranche B, term loan 3% 4/10/20 (d)	14,710	14,747
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (d)	17,000	17,213
		266,233
Healthcare - 15.8%
Alere, Inc.:
Tranche B 2LN, term loan 4.25% 6/30/17 (d)	2,970	3,011
Tranche B, term loan 4.25% 6/30/17 (d)	997	1,011
Alkermes, Inc. term loan 3.5% 9/25/19 (d)	10,704	10,757
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (d)	24,000	24,060
Bausch & Lomb, Inc.:
Tranche B, term loan 5.25% 5/18/19 (d)	72,894	73,714
Tranche DD, term loan:
3.4482% 6/30/16 (d)	12,000	12,135
4.75% 6/30/15 (d)	11,970	12,055
Biomet, Inc. term loan:
3.1998% 3/25/15 (d)	1,670	1,688
3.9708% 7/25/17 (d)	38,793	39,277
Carestream Health, Inc. term loan 5% 2/25/17 (d)	2,788	2,795
Community Health Systems, Inc. term loan 3.7865% 1/25/17 (d)	303,745	306,403
ConvaTec, Inc. term loan 5% 12/22/16 (d)	4,000	4,060
DaVita, Inc.:
Tranche A, term loan 2.95% 10/20/15 (d)	35,656	35,701
Tranche B 2LN, term loan 4% 8/21/19 (d)	76,808	77,864
Tranche B, term loan 4.5% 10/20/16 (d)	85,561	86,630
DJO Finance LLC Tranche B, term loan 4.75% 9/15/17 (d)	7,880	7,998
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (d)	31,934	31,295
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (d)	36,929	37,391
Endo Health Solutions, Inc. Tranche B, term loan 4% 6/17/18 (d)	4,931	4,925
Fresenius SE & Co. KGaA:
Tranche D 1LN, term loan 3.25% 9/10/14 (d)	37,612	37,659
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Fresenius SE & Co. KGaA: - continued
Tranche D 2LN, term loan 3.25% 9/10/14 (d)	$ 22,620	$ 22,649
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (d)	39,375	39,769
Hanger, Inc. Tranche C, term loan 4% 12/1/16 (d)	7,792	7,830
HCA, Inc.:
Tranche A 3LN, term loan 3.4482% 2/2/16 (d)	326,507	326,913
Tranche B 2LN, term loan 3.5336% 3/31/17 (d)	134,201	134,201
Tranche B 4LN, term loan 2.9482% 5/1/18 (d)	10,500	10,540
Tranche B 5LN, term loan 3.0336% 3/31/17 (d)	165,000	165,549
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (d)	21,408	21,194
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (d)	43,307	43,740
Hologic, Inc. Tranche B, term loan 4.5% 8/1/19 (d)	18,858	19,023
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (d)	34,913	35,394
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 8/26/17 (d)	12,331	12,440
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (d)	13,825	13,998
Kinetic Concepts, Inc.:
Tranche C 1LN, term loan 5.5% 5/7/18 (d)	11,940	12,149
Tranche C 2LN, term loan 5% 11/7/17 (d)	1,990	2,017
LifePoint Hospitals, Inc. Tranche B, term loan 2.7% 7/24/17 (d)	14,963	15,019
MModal, Inc. Tranche B, term loan 6.75% 8/17/19 (d)	10,000	9,800
Par Pharmaceutical Companies, Inc. Tranche B 1LN, term loan 4.25% 9/28/19 (d)	8,955	9,045
Quintiles Transnational Corp.:
Tranche B 1LN, term loan 4.5% 6/8/18 (d)	6,872	6,941
Tranche B, term loan 4.5% 6/8/18 (d)	10,674	10,821
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (d)	5,845	5,838
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 4.5% 6/29/18 (d)	6,953	7,039
Tranche 2LN, term loan 9% 6/29/19 (d)	3,000	3,030
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (d)	2,925	2,943
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (d)	6,878	6,929
United Surgical Partners International, Inc. term loan:
0% 4/3/19 (d)	1,000	993
4.75% 4/3/19 (d)	2,992	3,037
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Universal Health Services, Inc.:
term loan 3.75% 11/15/16 (d)	$ 47,850	$ 48,329
Tranche A, term loan 2.0343% 11/15/15 (d)	10,948	10,920
Valeant Pharmaceuticals International:
Tranche BC 1LN, term loan 3.5% 12/11/19 (d)	30,923	31,270
Tranche BD 1LN, term loan 3.5% 2/13/19 (d)	46,613	47,138
Vanguard Health Holding Co. II LLC Tranche B, term loan 3.75% 1/29/16 (d)	26,880	27,251
VWR Funding, Inc. Tranche B, term loan 4.2037% 4/3/17 (d)	12,269	12,423
		1,936,601
Homebuilders/Real Estate - 0.9%
Capital Automotive LP Tranche B, term loan 4.25% 4/10/19 (d)	7,949	8,008
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9537% 3/28/21 (d)	17,000	17,085
RE/MAX LLC term loan 5.5% 4/14/16 (d)	3,380	3,413
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (d)	3,186	3,178
Credit-Linked Deposit 4.4537% 10/10/16 (d)	3,378	3,370
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (d)	72,000	72,720
Walter Investment Management Corp. Tranche B, term loan 5.75% 11/28/17 (d)	7,825	7,962
		115,736
Insurance - 0.6%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (d)	53,865	54,538
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (d)	5,400	5,474
Tranche B 2LN, term loan 5% 9/28/18 (d)	13,381	13,632
		73,644
Leisure - 0.5%
Cedar Fair LP Tranche B, term loan 3.25% 3/1/20 (d)	9,365	9,470
FGI Operating Co., LLC term loan 5.5% 4/19/19 (d)	3,972	3,972
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (d)	35,093	35,356
Six Flags, Inc. Tranche B, term loan 4.0005% 12/20/18 (d)	14,856	15,004
		63,802
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 2.2%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (d)	$ 6,983	$ 7,070
Tranche B 2LN, term loan 8.75% 1/25/21 (d)	3,000	3,058
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (d)	24,825	25,135
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (d)	1,323	1,337
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (d)	109,465	110,833
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (d)	77,670	79,030
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (d)	2,260	2,260
Walter Energy, Inc.:
Tranche A, term loan 4.7795% 4/1/16 (d)	2,225	2,253
Tranche B, term loan 5.75% 4/1/18 (d)	39,958	40,457
		271,433
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 12% 9/13/17	227	193
Publishing/Printing - 0.9%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (d)	9,355	9,495
Dex Media East LLC term loan 2.7502% 10/24/14 (d)	7,383	5,316
Dex Media West LLC/Dex Media West Finance Co. term loan 7.25% 10/24/14 (d)	1,691	1,331
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	21,945	22,247
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (d)	16,578	16,743
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (d)	19,000	18,715
Newsday LLC Tranche A, term loan 3.6982% 10/12/16 (d)	15,000	14,981
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (d)	11,160	11,258
Tribune Co. term loan 4% 12/31/19 (d)	11,970	12,150
		112,236
Restaurants - 0.9%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (d)	33,477	33,812
DineEquity, Inc. Tranche B 2LN, term loan 3.75% 10/19/17 (d)	6,516	6,614
Dunkin Brands, Inc. Tranche B 3LN, term loan 3.75% 2/14/20 (d)	47,870	48,409
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
Focus Brands, Inc. Tranche B 1LN, term loan 4.2675% 2/21/18 (d)	$ 5,331	$ 5,331
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (d)	9,915	10,051
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (d)	4,963	5,025
Wok Acquisition Corp. Tranche B, term loan 5.25% 6/22/19 (d)	1,990	2,025
		111,267
Services - 3.8%
Allied Security Holdings LLC Tranche B 1LN, term loan 5.25% 2/4/17 (d)	7,350	7,405
ARAMARK Corp.:
Credit-Linked Deposit 2.0847% 1/26/14 (d)	2,528	2,528
Credit-Linked Deposit 3.7087% 7/26/16 (d)	3,579	3,605
Tranche B, term loan:
3.6982% 7/26/16 (d)	54,415	54,823
4% 8/22/19 (d)	10,000	10,125
Tranche C, term loan 3.7541% 7/26/16 (d)	73,455	73,822
3.7037% 7/26/16 (d)	4,666	4,666
Avis Budget Group, Inc. Tranche B, term loan 3.75% 3/1/19 (d)	15,000	15,206
Brickman Group Holdings, Inc. Tranche B 1LN, term loan 5.5% 10/14/16 (d)	3,992	4,042
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (d)	23,561	23,797
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (d)	38,215	38,311
Tranche B, term loan 3.75% 3/11/18 (d)	22,861	23,089
Interactive Data Corp. Tranche B 2LN, term loan 3.75% 2/11/18 (d)	32,650	32,977
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/8/17 (d)	37,035	37,405
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (d)	32,287	32,489
Sedgwick Claims Management Services, Inc. Tranche B 2LN, term loan 4% 12/31/16 (d)	6,550	6,615
ServiceMaster Co.:
term loan 4.25% 1/31/17 (d)	45,895	46,354
Tranche B2, term loan 4.46% 1/31/17 (d)	21,830	22,048
SESAC Holdco II LLC Tranche B 1LN, term loan 6% 2/8/19 (d)	3,990	4,040
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
SymphonyIRI Group, Inc. Tranche B, term loan 4.5% 12/1/17 (d)	$ 12,967	$ 13,097
The Geo Group, Inc. Tranche B, term loan 3.25% 4/1/20 (d)	6,000	6,038
		462,482
Shipping - 0.2%
Ozburn Hessey Holding Co. LLC Tranche 2LN, term loan 11.5% 10/8/16 (d)	667	640
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (d)	18,000	18,270
		18,910
Steel - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	2,962	2,992
Super Retail - 2.7%
Academy Ltd. Tranche B, term loan 4.6386% 8/3/18 (d)	31,223	31,691
Bass Pro Group LLC Tranche B, term loan 4% 11/20/19 (d)	18,618	18,804
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (d)	42,307	42,730
Tranche 2LN, term loan 9.75% 3/26/20 (d)	11,000	11,385
Evergreen Acquisition Co. Tranche C, term loan 5% 7/20/19 (d)	1,980	2,007
J. Crew Group, Inc. Tranche B 1LN, term loan 4% 3/7/18 (d)	42,963	43,393
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (d)	23,060	23,305
Neiman Marcus Group, Inc. Tranche B, term loan 4% 5/16/18 (d)	22,000	22,193
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (d)	40,774	41,182
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (d)	22,849	22,506
Tranche B, term loan 3.75% 3/30/18 (d)	1,933	1,894
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (d)	12,968	13,130
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	7,859	7,929
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (d)	16,540	16,540
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
Toys 'R' Us, Inc.: - continued
Tranche B2, term loan 5.25% 5/25/18 (d)	$ 8,843	$ 8,599
Wesco Distribution, Inc. Tranche B, term loan 4.5% 12/12/19 (d)	17,955	18,135
		325,423
Technology - 6.8%
Ancestry.com, Inc. Tranche B, term loan 7% 12/28/18 (d)	32,932	33,385
Avaya, Inc.:
Tranche B 3LN, term loan 4.7881% 10/26/17 (d)	37,425	34,805
Tranche B 5LN, term loan 8% 3/31/18 (d)	10,968	10,955
Ceridian Corp. Tranche B, term loan 5.9492% 5/10/17 (d)	1,996	2,034
CommScope, Inc. Tranche B 1LN, term loan 3.75% 1/14/18 (d)	4,987	5,037
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/25/20 (d)	40,000	40,100
Fibertech Networks, LLC Tranche B, term loan 4.75% 12/18/19 (d)	6,983	7,105
First Data Corp.:
term loan:
4.1992% 3/24/18 (d)	64,079	63,919
4.2003% 3/24/17 (d)	118,529	118,233
Tranche B, term loan 4.1987% 9/24/18 (d)	42,410	42,304
Flextronics International Ltd.:
Tranche B A1, term loan 2.4482% 10/1/14 (d)	127	128
Tranche B A2, term loan 2.4482% 10/1/14 (d)	196	196
Tranche B A3, term loan 2.4482% 10/1/14 (d)	229	229
Tranche B-A, term loan 2.4482% 10/1/14 (d)	443	444
Freescale Semiconductor, Inc.:
Tranche B 3LN, term loan 4.25% 12/1/16 (d)	11,000	11,138
Tranche B 4LN, term loan 5% 3/1/20 (d)	82,000	83,025
Generac Power Systems, Inc. Tranche B, term loan 6.25% 5/30/18 (d)	3,624	3,679
Genpact Ltd. Tranche B, term loan 4.25% 8/30/19 (d)	13,930	14,174
Kronos, Inc. Tranche B 1LN, term loan 4.5% 10/30/19 (d)	24,938	25,249
Lawson Software, Inc.:
Tranche B 1LN, term loan 5.75% 10/5/16 (d)	2,550	2,569
Tranche B 2LN, term loan 5.25% 4/5/18 (d)	13,930	14,157
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (d)	77,370	79,111
Tranche C, term loan 4.75% 1/11/20 (d)	26,933	27,606
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (d)	$ 15,887	$ 16,125
Rovi Corp. Tranche A, term loan 2.7% 2/7/16 (d)	5,107	5,107
Sensata Technologies BV Tranche B, term loan 3.75% 5/12/18 (d)	16,348	16,552
Sophia L.P. Tranche B, term loan 4.5% 7/19/18 (d)	13,535	13,688
Spansion, Inc. Tranche B, term loan 5.25% 12/13/18 (d)	7,959	8,019
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9503% 2/28/17 (d)	37,628	37,911
Tranche D, term loan 4.5% 12/17/19 (d)	17,122	17,379
Tranche E, term loan 4% 3/8/20 (d)	63,000	63,788
Syniverse Holdings, Inc. Tranche B, term loan:
4/23/19 (g)	20,000	20,050
5% 4/23/19 (d)	9,925	9,987
		828,188
Telecommunications - 7.1%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 8/1/16 (d)	5,980	6,070
Tranche C, term loan 7.25% 1/30/19 (d)	27,930	28,593
Consolidated Communications, Inc. Tranche B 3LN, term loan 5.25% 12/31/18 (d)	6,983	7,087
Cricket Communications, Inc.:
Tranche B, term loan 4.75% 10/10/19 (d)	2,993	3,015
Tranche C, term loan 4.75% 3/8/20 (d)	20,500	20,654
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (d)	56,522	56,737
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (d)	7,000	6,983
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (d)	14,610	14,756
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (d)	13,495	13,259
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (d)	15,000	15,038
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 6% 2/14/19 (d)	3,000	3,064
Intelsat Jackson Holdings SA:
term loan 3.2002% 2/1/14 (d)	69,682	69,508
Tranche B, term loan 4.5% 4/2/18 (d)	177,931	180,155
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 4.75% 8/1/19 (d)	17,000	17,170
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Level 3 Financing, Inc.: - continued
Tranche B, term loan:
4.75% 2/1/16 (d)	$ 39,800	$ 40,198
5.25% 8/1/19 (d)	10,000	10,100
LTS Buyer LLC:
Tranche 1LN, term loan 4.5% 4/11/20 (d)	33,700	34,037
Tranche 2LN, term loan 8% 4/11/21 (d)	6,115	6,253
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4.8757% 3/17/18 (d)	73,267	73,176
Tranche B, term loan 4.7341% 11/3/16 (d)	14,232	14,232
Riverbed Technology, Inc. Tranche B, term loan 4% 12/18/19 (d)	11,869	12,047
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (d)	9,975	10,150
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (d)	5,992	6,029
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (d)	70,000	70,700
tw telecom, inc. Tranche B, term loan 2.7% 4/5/20 (d)	14,590	14,626
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	44,301	45,187
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	48,469	49,802
Windstream Corp.:
Tranche B 3LN, term loan 4% 8/8/19 (d)	11,910	12,014
Tranche B 4LN, term loan 3.5% 1/23/20 (d)	34,913	35,043
		875,683
Textiles & Apparel - 0.7%
Party City Holdings, Inc. Tranche B, term loan 4.25% 7/27/19 (d)	16,918	17,044
Phillips-Van Heusen Corp. Tranche B, term loan 3.25% 12/13/19 (d)	68,000	68,510
Renfro Corp. Tranche B, term loan 5.75% 1/30/19 (d)	3,990	4,050
		89,604
TOTAL FLOATING RATE LOANS (Cost $9,808,264)		9,939,113
Nonconvertible Bonds - 10.6%
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	$ 5,000	$ 5,216
Continental Airlines, Inc.:
6.125% 4/29/18 (c)	3,000	3,060
9.25% 5/10/17	2,175	2,439
		10,715
Automotive - 0.7%
Delphi Corp.:
5% 2/15/23	10,000	10,825
5.875% 5/15/19	18,610	20,169
General Motors Acceptance Corp. 2.4871% 12/1/14 (d)	40,000	39,666
General Motors Financial Co., Inc. 4.75% 8/15/17 (c)	4,000	4,220
Lear Corp. 4.75% 1/15/23 (c)	5,000	5,013
		79,893
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
3.125% 1/15/16	4,000	4,080
3.492% 2/11/14 (d)	52,000	52,650
4.625% 6/26/15	4,000	4,215
Bank of America Corp.:
1.1041% 3/22/16 (d)	5,000	4,996
1.6956% 1/30/14 (d)	3,250	3,277
GMAC LLC 2.4871% 12/1/14 (d)	70,187	70,362
Regions Financial Corp. 5.75% 6/15/15	3,000	3,278
		142,858
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,732
Clear Channel Communications, Inc. 9% 12/15/19 (c)	8,677	8,710
Sirius XM Radio, Inc. 5.25% 8/15/22 (c)	5,000	5,163
Starz LLC/Starz Finance Corp.:
5% 9/15/19 (c)	3,000	3,128
5% 9/15/19	6,000	6,255
Univision Communications, Inc. 6.75% 9/15/22 (c)	6,000	6,660
		36,648
Building Materials - 0.2%
HD Supply, Inc. 7.5% 7/15/20 (c)	15,000	16,238
Nortek, Inc. 8.5% 4/15/21 (c)	5,000	5,575
		21,813
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	$ 17,065	$ 17,236
5.25% 3/15/21 (c)	13,070	13,429
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,491
Lynx I Corp. 5.375% 4/15/21 (c)	5,000	5,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	7,245
Virgin Media Finance PLC 4.875% 2/15/22	2,000	2,040
		56,816
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,173
Chemicals - 0.1%
Celanese U.S. Holdings LLC 4.625% 11/15/22	11,520	11,981
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,138
		17,119
Consumer Products - 0.1%
Libbey Glass, Inc. 6.875% 5/15/20	4,000	4,370
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,113
Spectrum Brands Escrow Corp. 6.375% 11/15/20 (c)	3,070	3,354
Spectrum Brands Holdings, Inc. 9.5% 6/15/18	4,000	4,495
		14,332
Containers - 0.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,996
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (c)	2,490	2,540
7.375% 10/15/17 (c)	10,736	11,810
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	60,804
7.125% 4/15/19	5,000	5,388
		86,538
Diversified Financial Services - 1.0%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,735
5% 5/15/17	7,000	7,630
5.25% 4/1/14 (c)	45,000	46,631
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
International Lease Finance Corp.:
3.875% 4/15/18	$ 7,000	$ 7,088
4.875% 4/1/15	4,000	4,204
5.625% 9/20/13	12,000	12,180
5.875% 5/1/13	21,405	21,405
6.25% 5/15/19	10,000	11,213
SLM Corp. 4.625% 9/25/17	2,000	2,065
		127,151
Diversified Media - 0.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (c)	5,130	5,451
6.5% 11/15/22 (c)	13,870	14,876
		20,327
Electric Utilities - 0.7%
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	4,000	4,178
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,000	5,744
10% 12/1/20 (c)	54,320	61,585
11.75% 3/1/22 (c)	11,000	12,595
NRG Energy, Inc. 6.625% 3/15/23 (c)	4,000	4,360
The AES Corp. 7.75% 3/1/14	3,000	3,161
		91,623
Energy - 0.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	7,210
Antero Resources Finance Corp. 6% 12/1/20	995	1,057
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (c)	3,000	3,180
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (c)	3,000	3,060
6.625% 10/1/20 (c)	2,645	2,784
Continental Resources, Inc. 7.125% 4/1/21	2,000	2,295
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (c)	5,000	5,050
LINN Energy LLC/LINN Energy Finance Corp. 6.25% 11/1/19 (c)	5,000	5,225
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (c)	4,000	4,260
Oil States International, Inc. 5.125% 1/15/23 (c)	5,000	5,138
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	$ 6,000	$ 6,705
Western Refining, Inc. 6.25% 4/1/21 (c)	5,305	5,464
		51,428
Entertainment/Film - 0.1%
Cinemark USA, Inc. 5.125% 12/15/22 (c)	3,185	3,296
Regal Entertainment Group 5.75% 2/1/25	3,090	3,121
		6,417
Environmental - 0.0%
Clean Harbors, Inc. 5.25% 8/1/20	4,000	4,230
Food & Drug Retail - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,976
Gaming - 0.1%
Ameristar Casinos, Inc. 7.5% 4/15/21	3,000	3,338
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	10,100
		13,438
Healthcare - 0.4%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,508
DaVita, Inc. 5.75% 8/15/22	8,235	8,770
Health Management Associates, Inc. 7.375% 1/15/20	3,420	3,805
Tenet Healthcare Corp.:
4.75% 6/1/20 (c)	8,680	8,984
8.875% 7/1/19	16,000	17,960
		51,027
Homebuilders/Real Estate - 0.2%
CB Richard Ellis Services, Inc. 5% 3/15/23	17,990	18,418
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (c)	4,000	4,160
		22,578
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	4,160
Metals/Mining - 0.4%
CONSOL Energy, Inc. 8% 4/1/17	6,475	7,009
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	24,705	25,878
New Gold, Inc. 6.25% 11/15/22 (c)	4,415	4,547
Peabody Energy Corp. 6% 11/15/18	5,000	5,363
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (c)	2,270	2,423
		45,220
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Paper - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	$ 2,400	$ 2,803
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (c)	3,000	3,210
P.H. Glatfelter Co. 5.375% 10/15/20	4,585	4,837
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	3,000	2,318
		13,168
Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7901% 5/15/14 (d)	19,000	18,976
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	3,000	3,293
		22,269
Shipping - 0.1%
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,075
Steel - 0.0%
Severstal Columbus LLC 10.25% 2/15/18	3,005	3,230
Super Retail - 0.1%
Dollar General Corp. 4.125% 7/15/17	2,000	2,180
Netflix, Inc. 5.375% 2/1/21 (c)	4,000	4,110
Sally Holdings LLC 5.75% 6/1/22	3,000	3,203
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17	6,000	6,045
		15,538
Technology - 0.8%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	7,235	7,163
First Data Corp. 6.75% 11/1/20 (c)	39,130	42,065
Flextronics International Ltd. 4.625% 2/15/20 (c)	4,000	4,090
IAC/InterActiveCorp 4.75% 12/15/22 (c)	5,000	5,025
NCR Corp. 5% 7/15/22 (c)	4,000	4,050
NXP BV/NXP Funding LLC:
3.0271% 10/15/13 (d)	14,255	14,237
5.75% 2/15/21 (c)	14,760	15,646
5.75% 3/15/23 (c)	5,000	5,213
		97,489
Telecommunications - 1.9%
Altice Financing SA 7.875% 12/15/19 (c)	4,000	4,420
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,905	3,964
Intelsat Jackson Holdings SA 6.625% 12/15/22 (c)	20,000	21,650
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
iPCS, Inc.:
2.4235% 5/1/13 (d)	$ 72,852	$ 72,852
3.5366% 5/1/14 pay-in-kind (d)	69,150	69,237
Qwest Corp. 3.5301% 6/15/13 (d)	11,000	11,031
Sprint Capital Corp.:
6.875% 11/15/28	4,000	4,090
6.9% 5/1/19	5,000	5,431
Sprint Nextel Corp.:
6% 11/15/22	30,000	31,200
9% 11/15/18 (c)	3,000	3,690
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,195
		230,760
TOTAL NONCONVERTIBLE BONDS (Cost $1,244,856)		1,302,009
Common Stocks - 0.2%
	Shares
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	732
ION Media Networks, Inc. (a)	2,842	1,570
		2,302
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	14,929
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	450
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	2,126
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	1,898
Paper - 0.0%
White Birch Cayman Holdings Ltd.	12,570	0
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(e)	13,699	103
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	279
TOTAL COMMON STOCKS (Cost $17,059)		22,638
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	$ 0
Money Market Funds - 15.3%

Fidelity Cash Central Fund, 0.13% (b) (Cost $1,879,800)	1,879,799,571	1,879,800
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 4/30/13 due 5/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,453)	$ 2,453	2,453
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $12,952,432)		13,146,013
NET OTHER ASSETS (LIABILITIES) - (7.2)%		(886,404)
NET ASSETS - 100%		$ 12,259,609
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $526,121,000 or 4.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 26

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $20,000,000 and $20,050,000 respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,453,000 due 5/01/13 at 0.14%
BNP Paribas Securities Corp.	$ 1,282
Barclays Capital, Inc.	682
Merrill Lynch, Pierce, Fenner & Smith, Inc.	489
$ 2,453
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,299
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,429	$ 732	$ -	$ 5,697
Financials	551	-	-	551
Materials	14,929	14,929	-	-
Telecommunication Services	279	279	-	-
Utilities	450	450	-	-
Floating Rate Loans	9,939,113	-	9,834,315	104,798
Corporate Bonds	1,302,009	-	1,302,009	-
Other	-	-	-	-
Money Market Funds	1,879,800	1,879,800	-	-
Cash Equivalents	2,453	-	2,453	-
Total Investments in Securities:	$ 13,146,013	$ 1,896,190	$ 11,138,777	$ 111,046
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.8%
Netherlands	3.1%
Luxembourg	1.7%
Australia	1.2%
Canada	1.2%
Germany	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013

Assets
Investment in securities, at value (including repurchase agreements of $2,453) - See accompanying schedule: Unaffiliated issuers (cost $11,072,632)	$ 11,266,213
Fidelity Central Funds (cost $1,879,800)	1,879,800
Total Investments (cost $12,952,432)		$ 13,146,013
Cash		118,595
Receivable for investments sold		76,017
Receivable for fund shares sold		29,892
Interest receivable		51,155
Distributions receivable from Fidelity Central Funds		250
Prepaid expenses		9
Receivable from investment adviser for expense reductions		2
Other receivables		67
Total assets		13,422,000

Liabilities
Payable for investments purchased	$ 1,127,823
Payable for fund shares redeemed	18,677
Distributions payable	7,372
Accrued management fee	5,686
Distribution and service plan fees payable	1,083
Other affiliated payables	1,469
Other payables and accrued expenses	281
Total liabilities		1,162,391

Net Assets		$ 12,259,609
Net Assets consist of:
Paid in capital		$ 11,999,424
Undistributed net investment income		164,407
Accumulated undistributed net realized gain (loss) on investments		(97,803)
Net unrealized appreciation (depreciation) on investments		193,581
Net Assets		$ 12,259,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,454,672 ÷ 145,006.1 shares)	$ 10.03

Maximum offering price per share (100/97.25 of $10.03)	$ 10.31
Class T: Net Asset Value and redemption price per share ($268,505 ÷ 26,803.0 shares)	$ 10.02

Maximum offering price per share (100/97.25 of $10.02)	$ 10.30
Class B: Net Asset Value and offering price per share ($22,183 ÷ 2,214.5 shares)A	$ 10.02

Class C: Net Asset Value and offering price per share ($863,494 ÷ 86,094.7 shares)A	$ 10.03

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($6,596,693 ÷ 658,438.7 shares)	$ 10.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,054,062 ÷ 305,066.9 shares)	$ 10.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2013

Investment Income
Dividends		$ 889
Interest		237,427
Income from Fidelity Central Funds		1,299
Total income		239,615

Expenses
Management fee	$ 31,834
Transfer agent fees	7,689
Distribution and service plan fees	6,255
Accounting fees and expenses	812
Custodian fees and expenses	79
Independent trustees' compensation	35
Registration fees	375
Audit	84
Legal	20
Miscellaneous	46
Total expenses before reductions	47,229
Expense reductions	(22)	47,207
Net investment income (loss)		192,408
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		42,944
Change in net unrealized appreciation (depreciation) on investment securities		87,164
Net gain (loss)		130,108
Net increase (decrease) in net assets resulting from operations		$ 322,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 192,408	$ 366,256
Net realized gain (loss)	42,944	23,583
Change in net unrealized appreciation (depreciation)	87,164	177,284
Net increase (decrease) in net assets resulting from operations	322,516	567,123
Distributions to shareholders from net investment income	(169,372)	(350,713)
Distributions to shareholders from net realized gain	(52,959)	-
Total distributions	(222,331)	(350,713)
Share transactions - net increase (decrease)	1,552,235	256,075
Redemption fees	299	419
Total increase (decrease) in net assets	1,652,719	472,904

Net Assets
Beginning of period	10,606,890	10,133,986
End of period (including undistributed net investment income of $164,407 and undistributed net investment income of $141,371, respectively)	$ 12,259,609	$ 10,606,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.73	$ 9.79	$ 9.31	$ 8.00	$ 9.75
Income from Investment Operations
Net investment income (loss) E	.162	.340	.317	.391	.354	.476
Net realized and unrealized gain (loss)	.119	.195	(.080)	.425	1.232	(1.779)
Total from investment operations	.281	.535	.237	.816	1.586	(1.303)
Distributions from net investment income	(.142)	(.325)	(.298)	(.287)	(.278)	(.448)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.191)	(.325)	(.298)	(.337)	(.278)	(.448)
Redemption fees added to paid in capital E	- I	- I	.001	.001	.002	.001
Net asset value, end of period	$ 10.03	$ 9.94	$ 9.73	$ 9.79	$ 9.31	$ 8.00
Total Return B, C, D	2.86%	5.60%	2.46%	8.96%	20.31%	(13.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	.99%	1.00%	1.03%	1.05%	1.06%
Expenses net of fee waivers, if any	1.00% A	.99%	1.00%	1.03%	1.05%	1.06%
Expenses net of all reductions	1.00% A	.99%	1.00%	1.03%	1.04%	1.06%
Net investment income (loss)	3.29% A	3.47%	3.25%	4.11%	4.09%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,455	$ 1,305	$ 1,587	$ 1,064	$ 518	$ 192
Portfolio turnover rate G	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.73
Income from Investment Operations
Net investment income (loss) E	.157	.330	.312	.391	.349	.481
Net realized and unrealized gain (loss)	.119	.195	(.070)	.416	1.228	(1.762)
Total from investment operations	.276	.525	.242	.807	1.577	(1.281)
Distributions from net investment income	(.137)	(.315)	(.293)	(.288)	(.279)	(.450)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.186)	(.315)	(.293)	(.338)	(.279)	(.450)
Redemption fees added to paid in capital E	- I	- I	.001	.001	.002	.001
Net asset value, end of period	$ 10.02	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Total Return B, C, D	2.81%	5.50%	2.51%	8.87%	20.20%	(13.66)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.09%	1.05%	1.02%	1.04%	1.03%
Expenses net of fee waivers, if any	1.10% A	1.09%	1.05%	1.02%	1.04%	1.03%
Expenses net of all reductions	1.10% A	1.09%	1.05%	1.02%	1.04%	1.03%
Net investment income (loss)	3.18% A	3.37%	3.19%	4.12%	4.10%	5.16%
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 241	$ 271	$ 242	$ 143	$ 134
Portfolio turnover rate G	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 7.99	$ 9.73
Income from Investment Operations
Net investment income (loss) E	.136	.288	.266	.341	.305	.432
Net realized and unrealized gain (loss)	.119	.195	(.070)	.416	1.238	(1.771)
Total from investment operations	.255	.483	.196	.757	1.543	(1.339)
Distributions from net investment income	(.116)	(.273)	(.247)	(.238)	(.235)	(.402)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.165)	(.273)	(.247)	(.288)	(.235)	(.402)
Redemption fees added to paid in capital E	- I	- I	.001	.001	.002	.001
Net asset value, end of period	$ 10.02	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 7.99
Total Return B, C, D	2.59%	5.05%	2.03%	8.30%	19.74%	(14.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.52%	1.52%	1.55%	1.56%	1.56%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.52%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.53% A	1.52%	1.52%	1.55%	1.55%	1.55%
Net investment income (loss)	2.75% A	2.94%	2.72%	3.59%	3.59%	4.64%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 24	$ 32	$ 43	$ 44	$ 42
Portfolio turnover rate G	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.73	$ 9.78	$ 9.31	$ 8.00	$ 9.74
Income from Investment Operations
Net investment income (loss) E	.125	.267	.244	.321	.288	.408
Net realized and unrealized gain (loss)	.119	.195	(.070)	.415	1.235	(1.770)
Total from investment operations	.244	.462	.174	.736	1.523	(1.362)
Distributions from net investment income	(.105)	(.252)	(.225)	(.217)	(.215)	(.379)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.154)	(.252)	(.225)	(.267)	(.215)	(.379)
Redemption fees added to paid in capital E	- I	- I	.001	.001	.002	.001
Net asset value, end of period	$ 10.03	$ 9.94	$ 9.73	$ 9.78	$ 9.31	$ 8.00
Total Return B, C, D	2.47%	4.81%	1.80%	8.05%	19.43%	(14.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.74%	1.74%	1.76%	1.78%	1.80%
Expenses net of fee waivers, if any	1.76% A	1.74%	1.74%	1.76%	1.78%	1.80%
Expenses net of all reductions	1.75% A	1.74%	1.74%	1.76%	1.78%	1.80%
Net investment income (loss)	2.53% A	2.72%	2.50%	3.38%	3.35%	4.39%
Supplemental Data
Net assets, end of period (in millions)	$ 863	$ 806	$ 852	$ 622	$ 335	$ 199
Portfolio turnover rate G	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.74
Income from Investment Operations
Net investment income (loss) D	.176	.368	.345	.418	.377	.508
Net realized and unrealized gain (loss)	.119	.195	(.070)	.417	1.225	(1.771)
Total from investment operations	.295	.563	.275	.835	1.602	(1.263)
Distributions from net investment income	(.156)	(.353)	(.326)	(.316)	(.304)	(.478)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.205)	(.353)	(.326)	(.366)	(.304)	(.478)
Redemption fees added to paid in capital D	- H	- H	.001	.001	.002	.001
Net asset value, end of period	$ 10.02	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Total Return B, C	3.01%	5.91%	2.86%	9.18%	20.55%	(13.49)%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.71%	.71%	.73%	.75%	.73%
Expenses net of fee waivers, if any	.71% A	.71%	.71%	.73%	.75%	.73%
Expenses net of all reductions	.71% A	.71%	.71%	.73%	.75%	.73%
Net investment income (loss)	3.57% A	3.75%	3.53%	4.41%	4.39%	5.46%
Supplemental Data
Net assets, end of period (in millions)	$ 6,597	$ 5,720	$ 5,399	$ 3,566	$ 2,354	$ 1,292
Portfolio turnover rate F	74% A	49%	54%	43%	25%	16%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.71	$ 9.77	$ 9.29	$ 7.99	$ 9.73
Income from Investment Operations
Net investment income (loss) D	.174	.363	.341	.415	.379	.503
Net realized and unrealized gain (loss)	.119	.196	(.079)	.427	1.221	(1.769)
Total from investment operations	.293	.559	.262	.842	1.600	(1.266)
Distributions from net investment income	(.154)	(.349)	(.323)	(.313)	(.302)	(.475)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.203)	(.349)	(.323)	(.363)	(.302)	(.475)
Redemption fees added to paid in capital D	- H	- H	.001	.001	.002	.001
Net asset value, end of period	$ 10.01	$ 9.92	$ 9.71	$ 9.77	$ 9.29	$ 7.99
Total Return B, C	2.99%	5.87%	2.72%	9.27%	20.54%	(13.54)%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.75%	.75%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.76% A	.75%	.75%	.76%	.77%	.77%
Expenses net of all reductions	.76% A	.75%	.75%	.76%	.77%	.76%
Net investment income (loss)	3.53% A	3.71%	3.50%	4.38%	4.36%	5.43%
Supplemental Data
Net assets, end of period (in millions)	$ 3,054	$ 2,510	$ 1,992	$ 1,138	$ 469	$ 138
Portfolio turnover rate F	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital distributions or capital gain distributions. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 270,886
Gross unrealized depreciation	(18,244)
Net unrealized appreciation (depreciation) on securities and other investments	$ 252,642

Tax cost	$ 12,893,371

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (50,512)
2017	(39,057)
Total capital loss carryforward	$ (89,569)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $5,448,755 and $3,703,820, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,707	$ 35
Class T	-%	.25%	319	2
Class B	.55%	.15%	81	64
Class C	.75%	.25%	4,148	671
			$ 6,255	$ 772

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 57
Class T	7
Class B*	14
Class C*	32
$ 110

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,017.15
Class T	319.25
Class B	27.23
Class C	624.15
Fidelity Floating Rate High Income Fund	3,462.12
Institutional Class	2,240.16
	$ 7,689

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 19,437	$ 46,515
Class T	3,518	8,143
Class B	270	780
Class C	8,704	20,972
Fidelity Floating Rate High Income Fund	94,695	197,172
Institutional Class	42,748	77,131
Total	$ 169,372	$ 350,713
From net realized gain
Class A	$ 6,467	$ -
Class T	1,177	-
Class B	117	-
Class C	3,998	-
Fidelity Floating Rate High Income Fund	28,514	-
Institutional Class	12,686	-
Total	$ 52,959	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	30,254	31,124	$ 301,847	$ 305,628
Reinvestment of distributions	1,984	3,572	19,773	34,965
Shares redeemed	(18,454)	(66,588)	(184,099)	(652,113)
Net increase (decrease)	13,784	(31,892)	$ 137,521	$ (311,520)
Class T
Shares sold	5,388	2,896	$ 53,590	$ 28,402
Reinvestment of distributions	409	704	4,071	6,885
Shares redeemed	(3,236)	(7,230)	(32,219)	(70,751)
Net increase (decrease)	2,561	(3,630)	$ 25,442	$ (35,464)
Class B
Shares sold	163	156	$ 1,621	$ 1,519
Reinvestment of distributions	30	59	297	579
Shares redeemed	(427)	(1,070)	(4,252)	(10,460)
Net increase (decrease)	(234)	(855)	$ (2,334)	$ (8,362)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	12,291	12,695	$ 122,600	$ 124,701
Reinvestment of distributions	925	1,512	9,206	14,794
Shares redeemed	(8,198)	(20,709)	(81,746)	(202,835)
Net increase (decrease)	5,018	(6,502)	$ 50,060	$ (63,340)
Fidelity Floating Rate High Income Fund
Shares sold	153,671	164,358	$ 1,531,257	$ 1,610,907
Reinvestment of distributions	10,232	16,695	101,818	163,381
Shares redeemed	(81,416)	(160,631)	(810,573)	(1,569,854)
Net increase (decrease)	82,487	20,422	$ 822,502	$ 204,434
Institutional Class
Shares sold	93,254	109,592	$ 928,433	$ 1,074,762
Reinvestment of distributions	3,117	3,772	30,995	36,919
Shares redeemed	(44,227)	(65,596)	(440,384)	(641,354)
Net increase (decrease)	52,144	47,768	$ 519,044	$ 470,327

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFR-USAN-0613
1.784877.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Floating Rate High Income

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,028.60	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.10%
Actual		$ 1,000.00	$ 1,028.10	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class B	1.53%
Actual		$ 1,000.00	$ 1,025.90	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class C	1.76%
Actual		$ 1,000.00	$ 1,024.70	$ 8.84
HypotheticalA		$ 1,000.00	$ 1,016.07	$ 8.80
Fidelity Floating Rate High Income Fund	.71%
Actual		$ 1,000.00	$ 1,030.10	$ 3.57
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,029.90	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	5.2	4.3
Community Health Systems, Inc.	2.6	2.9
H.J. Heinz Co.	2.3	0.0
Intelsat Jackson Holdings SA	2.3	2.7
First Data Corp.	2.3	1.9
	14.7
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	16.2	16.0
Telecommunications	9.0	8.5
Technology	7.6	7.7
Cable TV	6.3	5.9
Electric Utilities	5.4	5.8
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
BBB 3.3%	BBB 4.4%
BB 44.8%	BB 43.0%
B 32.8%	B 31.9%
CCC,CC,C 2.0%	CCC,CC,C 2.7%
D 0.0%	D 0.0%
Not Rated 8.8%	Not Rated 6.1%
Equities 0.2%	Equities 0.2%
Short-Term Investments and Net Other Assets 8.1%	Short-Term Investments and Net Other Assets 11.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Floating Rate Loans 81.1%		Floating Rate Loans 77.6%
	Nonconvertible Bonds 10.6%		Nonconvertible Bonds 10.5%
	Common Stocks 0.2%		Common Stocks 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 8.1%		Short-Term Investments and Net Other Assets (Liabilities) 11.7%
* Foreign investments	10.2%	** Foreign investments	9.0%

Semiannual Report

Investments April 30, 2013

Showing Percentage of Net Assets

Floating Rate Loans (f) - 81.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (d)	$ 1,864	$ 1,892
Sequa Corp. Tranche B, term loan 5.25% 6/19/17 (d)	11,970	12,150
Silver II US Holdings LLC Tranche B, term loan 4% 12/13/19 (d)	21,945	22,137
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (d)	7,905	7,984
TransDigm, Inc.:
Tranche B, term loan 3.5% 2/14/17 (d)	17,955	18,179
Tranche C, term loan 3.75% 2/19/20 (d)	83,790	84,837
		147,179
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4% 10/18/18 (d)	3,990	3,950
Northwest Airlines Corp. Tranche B, term loan 3.79% 12/22/13 (d)	1,746	1,729
US Airways Group, Inc. term loan 2.6992% 3/23/14 (d)	37,348	37,301
		42,980
Automotive - 2.4%
Affinia Group, Inc.:
Tranche B 1LN, term loan 3.5% 4/11/16 (d)	6,385	6,417
Tranche B 2LN, term loan 4.75% 4/11/20 (d)	14,395	14,575
Allison Transmission, Inc.:
Tranche B 2LN, term loan 3.2% 8/7/17 (d)	37,720	38,098
Tranche B 3LN, term loan 4.25% 8/23/19 (d)	20,850	21,111
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (d)	64,377	65,181
Federal-Mogul Corp.:
Tranche B, term loan 2.1375% 12/27/14 (d)	35,084	33,329
Tranche C, term loan 2.1375% 12/27/15 (d)	17,900	17,005
Schaeffler AG Tranche C, term loan 4.25% 1/27/17 (d)	36,000	36,405
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (d)	37,000	37,278
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (d)	25,000	25,438
		294,837
Broadcasting - 3.5%
Clear Channel Capital I LLC Tranche B, term loan 3.8482% 1/29/16 (d)	28,957	26,568
Cumulus Media Holdings, Inc. Tranche 1LN, term loan 4.5% 9/16/18 (d)	9,950	10,099
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (d)	$ 6,965	$ 7,087
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (d)	2,892	2,939
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (d)	4,988	5,050
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (d)	2,857	2,971
Tranche B, term loan 4.75% 2/13/20 (d)	11,970	12,150
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Tranche B, term loan 4.5% 12/3/19 (d)	2,500	2,538
Nielsen Finance LLC Tranche E, term loan 2.9503% 5/1/16 (d)	171,332	173,473
Nine Entertainment (DELAWARE) Tranche B, term loan 3.5% 1/28/20 (d)	12,000	12,015
Raycom Media, Inc. Tranche B, term loan 4.25% 5/31/17 (d)	4,913	4,937
TWCC Holding Corp. term loan 3.5% 2/11/17 (d)	58,081	59,098
Univision Communications, Inc.:
term loan 4.75% 3/1/20 (d)	85,700	86,450
Tranche 1LN, term loan 4.75% 3/1/20 (d)	28,979	29,232
		434,607
Building Materials - 1.1%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (d)	31,120	31,315
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (d)	29,000	29,145
HD Supply, Inc. Tranche B 1LN, term loan 4.5% 10/12/17 (d)	26,810	27,145
Milacron LLC Tranche B, term loan 4.25% 3/28/20 (d)	3,000	3,015
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (d)	43,158	43,805
Unifrax I LLC Tranche B, term loan 4.25% 11/28/18 (d)	2,993	3,019
		137,444
Cable TV - 5.8%
Atlantic Broadband Holdings I, LLC Tranche B, term loan 4.5% 11/30/19 (d)	13,373	13,607
Bragg Communications, Inc. Tranche B, term loan 3.5% 2/28/18 (d)	10,395	10,538
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (d)	32,610	32,814
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
CCO Holdings, LLC Tranche 3LN, term loan 2.6982% 9/6/14 (d)	$ 69,097	$ 69,097
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (d)	122,000	122,763
Charter Communications Operating LLC:
Tranche C, term loan 3.45% 9/6/16 (d)	32,770	32,770
Tranche D, term loan 4% 4/11/19 (d)	46,042	46,042
Tranche E, term loan 4/10/20	34,320	34,277
Tranche F, term loan 3% 1/31/21 (d)	95,425	95,425
CSC Holdings LLC Tranche B, term loan 5.1992% 4/17/20 (d)	109,380	109,107
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (d)	8,000	7,990
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (d)	16,513	16,678
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (d)	2,888	2,881
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (d)	7,000	7,114
UPC Broadband Holding BV:
Tranche AF, term loan 4% 1/31/21 (d)	16,000	16,160
Tranche AH, term loan 3.25% 6/30/21 (d)	34,000	33,958
Virgin Media Finance PLC Tranche B, term loan 2/15/20	20,000	19,950
WaveDivision Holdings LLC Tranche B, term loan 4% 8/9/19 (d)	5,985	6,045
WideOpenWest Finance LLC Tranche B, term loan 6% 4/1/19 (d)	33,000	33,413
Zayo Group LLC Tranche B, term loan 4.75% 7/2/19 (d)	3,990	4,030
		714,659
Capital Goods - 0.8%
Alliance Laundry Systems LLC Tranche B, term loan 4.5% 12/10/18 (d)	2,985	3,015
Apex Tool Group, LLC Tranche B, term loan 4.5% 2/1/20 (d)	16,000	16,180
Colfax Corp. Tranche B, term loan 3.25% 1/1/19 (d)	3,990	4,020
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (d)	20,000	20,150
Tranche B 2LN, term loan 9.5% 10/9/20 (d)	8,000	8,000
Husky Intermediate, Inc. Tranche B, term loan 4.25% 6/30/18 (d)	4,000	4,070
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Rexnord LLC Tranche B, term loan 3.75% 4/1/18 (d)	$ 13,375	$ 13,508
SRAM LLC. Tranche B, term loan 4% 4/4/20 (d)	25,000	25,188
		94,131
Chemicals - 2.7%
Arizona Chemical Tranche B, term loan 5.25% 12/22/17 (d)	5,480	5,569
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (d)	3,960	4,010
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.701% 4/2/14 (d)	45,422	45,308
Tranche C, term loan 3.0336% 10/31/16 (d)	22,040	22,260
Chemtura Corp. term loan 5.5% 8/27/16 (d)	27,854	28,168
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 4/29/20 (d)	39,700	39,899
Eagle Spinco, Inc. Tranche B, term loan 3.5% 1/28/17 (d)	8,430	8,567
Edwards Ltd. Tranche B, term loan 4.75% 3/22/20 (d)	9,635	9,707
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (d)	2,978	2,985
General Chemical Corp. Tranche B, term loan 5.0019% 10/6/15 (d)	3,199	3,215
Huntsman International LLC Tranche B, term loan 2.743% 4/19/17 (d)	13,900	13,935
INEOS U.S. Finance LLC term loan:
5.5% 4/27/15 (d)	6,930	6,999
6.5% 4/27/18 (d)	30,690	31,035
Kronos Worldwide, Inc. term loan 7% 6/13/18 (d)	1,000	1,010
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.0336% 11/18/14 (d)	1,996	2,003
OMNOVA Solutions, Inc. Tranche B 1LN, term loan 4.25% 5/31/17 (d)	3,000	3,038
Rockwood Specialties Group, Inc. Tranche B, term loan 3.75% 2/10/18 (d)	14,725	14,799
Taminco Global Chemical Corp. Tranche B 2LN, term loan 4.25% 2/15/19 (d)	6,796	6,830
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	20,000	20,225
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (d)	55,000	55,688
		325,250
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 1.2%
ACCO Brands Corp. Tranche B, term loan 4.25% 3/7/19 (d)	$ 6,892	$ 6,927
Bombardier Recreational Products, Inc. Tranche B, term loan 5% 1/30/19 (d)	5,000	5,038
Jarden Corp.:
Tranche A 1LN, term loan 2.1982% 3/31/16 (d)	4,988	5,050
Tranche B, term loan 2.6982% 3/31/18 (d)	33,850	34,188
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (d)	14,179	14,285
Prestige Brands, Inc. Tranche B, term loan 3.75% 1/31/19 (d)	19,729	20,000
Revlon Consumer Products Corp. Tranche B, term loan 4% 11/19/17 (d)	13,500	13,686
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (d)	12,354	12,524
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (d)	9,000	9,158
Tempur-Pedic International Inc. Tranche B, term loan 5% 12/12/19 (d)	13,965	14,193
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (d)	13,965	13,982
Yankee Candle Co., Inc. Tranche B, term loan 5.25% 4/2/19 (d)	3,610	3,624
		152,655
Containers - 2.2%
Berlin Packaging,LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (d)	11,570	11,715
Tranche 2LN, term loan 8.75% 3/28/20 (d)	3,855	3,922
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (d)	98,000	97,878
Berry Plastics Holding Corp. Tranche C, term loan 2.1982% 4/3/15 (d)	4,714	4,708
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (d)	15,302	15,493
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (d)	10,945	11,109
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (d)	98,505	100,106
Sealed Air Corp. Tranche B, term loan 4% 10/3/18 (d)	20,387	20,744
Tricorbraun, Inc. Tranche B, term loan 5.5% 4/30/18 (d)	3,970	3,982
		269,657
Diversified Financial Services - 2.0%
Clipper Acquisitons Corp. Tranche B, term loan 4% 2/6/20 (d)	2,993	3,022
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (d)	$ 29,440	$ 29,661
Duff & Phelps Corp. Tranche B, term loan 4.5% 3/14/20 (d)	3,000	3,030
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (d)	11,000	11,041
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (d)	15,699	15,915
Flying Fortress, Inc. term loan 3.5% 6/30/17 (d)	58,333	58,771
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (d)	4,538	4,538
Klockner Pentaplast SA Tranche B 1LN, term loan 5.75% 12/21/16 (d)	3,779	3,836
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (d)	13,860	13,982
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (d)	30,925	31,389
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (d)	8,955	9,067
Star West Generation LLC Tranche B, term loan 5% 3/13/20 (d)	16,000	16,300
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (d)	27,818	28,270
Vantiv LLC Tranche B, term loan 3.75% 3/27/19 (d)	20,012	20,112
		248,934
Diversified Media - 0.1%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.54% 5/31/14 (d)	1,948	1,822
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (d)	978	983
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (d)	10,912	11,021
		13,826
Electric Utilities - 4.7%
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (d)	11,835	11,983
Tranche B 3LN, term loan 4% 10/9/19 (d)	29,862	30,236
Tranche B, term loan 4% 4/1/18 (d)	110,070	111,446
Covanta Energy Corp. Tranche B, term loan 3.5% 3/28/19 (d)	15,865	16,103
Dynegy, Inc.:
Tranche B 1LN, term loan 4% 4/16/20 (d)	16,225	16,286
Tranche B 2LN, term loan 4% 4/16/20 (d)	25,960	26,057
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (d)	$ 795	$ 815
Tranche B 1LN, term loan 5.5% 12/21/18 (d)	15,843	16,041
Essential Power LLC Tranche B, term loan 4.4969% 8/8/19 (d)	4,798	4,870
NRG Energy, Inc. Tranche B, term loan 3.25% 7/1/18 (d)	82,585	83,410
NSG Holdings LLC Tranche B, term loan 4.75% 12/11/19 (d)	2,993	3,030
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.311% 12/15/13 (d)	983	983
Tranche 2LN, term loan 4.4482% 12/15/14 (d)	24,657	24,657
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7313% 10/10/14 (d)	81,117	60,736
4.7313% 10/10/17 (d)	114,252	83,832
The AES Corp. Tranche B, term loan 3.75% 6/1/18 (d)	75,000	76,125
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/21/20 (d)	10,973	11,055
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (d)	2,932	3,005
		580,670
Energy - 1.6%
Alon USA Partners LP term loan 9.25% 11/13/18 (d)	8,867	9,177
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	49,000	50,715
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (d)	873	886
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (d)	16,200	16,261
EP Energy LLC term loan 4.5% 4/30/19 (d)	4,000	4,045
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (d)	11,000	11,055
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (d)	3,800	3,848
MEG Energy Corp. Tranche B, term loan 3.75% 3/31/20 (d)	8,977	9,067
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (d)	26,865	27,234
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	5,000	5,088
Panda Temple Power, LLC term loan 7.25% 4/3/19 (d)	9,000	9,158
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Plains Exploration & Production Co. term loan 4% 10/15/19 (d)	$ 8,000	$ 8,000
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (d)	15,000	15,170
Tallgrass Operations LLC Tranche B, term loan 5.25% 11/13/18 (d)	5,985	6,030
Vantage Drilling Co. Tranche B, term loan 5.75% 3/18/19 (d)	15,000	15,188
		190,922
Entertainment/Film - 0.4%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (d)	20,000	20,125
Cinemark USA, Inc. Tranche B, term loan 3.2% 12/18/19 (d)	29,925	30,224
EMI Music Publishing Ltd. Tranche B, term loan 4.5% 3/15/19 (d)	3,000	3,045
		53,394
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (d)	35,910	36,314
Progressive Waste Solution Ltd. Tranche B, term loan 3.5% 10/24/19 (d)	11,970	12,105
Synagro Technologies, Inc. Tranche 1LN, term loan 5.2801% 3/30/14 (d)	399	389
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (d)	14,963	15,187
Tomkins Air Distribution Tranche B 1LN, term loan 5.25% 11/9/18 (d)	3,990	4,050
		68,045
Food & Drug Retail - 1.6%
Albertson's LLC Tranche B, term loan 5.75% 3/21/16 (d)	24,000	24,270
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (d)	50,740	51,184
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (d)	44,000	44,550
Tranche 2LN, term loan 5.75% 8/21/20 (d)	13,590	14,100
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (d)	43,475	43,692
SUPERVALU, Inc. Tranche B, term loan 6.25% 3/21/19 (d)	15,000	15,281
		193,077
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - 3.5%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (d)	$ 3,000	$ 3,075
B&G Foods, Inc. Tranche B, term loan 4% 11/30/18 (d)	3,957	4,017
Constellation Brands, Inc. Tranche B, term loan 2.75% 4/29/20 (d)	26,195	26,195
Del Monte Foods Co. Tranche B, term loan 4% 3/8/18 (d)	12,602	12,665
Earthbound Holdings III LLC Tranche B, term loan 5.75% 12/21/16 (d)	6,843	6,808
H.J. Heinz Co.:
Tranche 2LN, term loan 2/28/14	15,000	15,000
Tranche B 1LN, term loan 3.25% 3/22/19 (d)	25,000	25,125
Tranche B 2LN, term loan 3.5% 3/22/20 (d)	244,290	246,122
JBS USA LLC Tranche B, term loan 3.75% 5/25/18 (d)	21,945	22,000
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (d)	18,918	19,202
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (d)	42,000	42,210
		422,419
Gaming - 2.2%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (d)	3,854	3,922
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (d)	26,114	26,277
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (d)	5,000	5,044
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (d)	7,000	7,315
Harrah's Entertainment, Inc. Tranche B 4LN, term loan 9.5% 10/31/16 (d)	3,949	3,998
Las Vegas Sands Corp. term loan 2.71% 11/23/15 (d)	5,844	5,844
Las Vegas Sands LLC:
term loan 1.7% 5/23/14 (d)	6,103	6,110
Tranche B, term loan:
1.7% 5/23/14 (d)	29,882	29,920
2.7% 11/23/16 (d)	20,905	20,931
Tranche I, term loan 2.7% 11/23/16 (d)	4,202	4,207
MGM Mirage Tranche A, term loan 3.2836% 12/20/17 (d)	6,983	7,000
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (d)	61,022	61,937
Motor City Casino Tranche B, term loan 6% 3/1/17 (d)	4,560	4,617
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (d)	$ 36,820	$ 37,189
Pinnacle Entertainment, Inc. Tranche B, term loan 4% 3/19/19 (d)	9,900	9,962
Seminole Tribe of Florida Tranche B, term loan 3% 4/10/20 (d)	14,710	14,747
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (d)	17,000	17,213
		266,233
Healthcare - 15.8%
Alere, Inc.:
Tranche B 2LN, term loan 4.25% 6/30/17 (d)	2,970	3,011
Tranche B, term loan 4.25% 6/30/17 (d)	997	1,011
Alkermes, Inc. term loan 3.5% 9/25/19 (d)	10,704	10,757
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (d)	24,000	24,060
Bausch & Lomb, Inc.:
Tranche B, term loan 5.25% 5/18/19 (d)	72,894	73,714
Tranche DD, term loan:
3.4482% 6/30/16 (d)	12,000	12,135
4.75% 6/30/15 (d)	11,970	12,055
Biomet, Inc. term loan:
3.1998% 3/25/15 (d)	1,670	1,688
3.9708% 7/25/17 (d)	38,793	39,277
Carestream Health, Inc. term loan 5% 2/25/17 (d)	2,788	2,795
Community Health Systems, Inc. term loan 3.7865% 1/25/17 (d)	303,745	306,403
ConvaTec, Inc. term loan 5% 12/22/16 (d)	4,000	4,060
DaVita, Inc.:
Tranche A, term loan 2.95% 10/20/15 (d)	35,656	35,701
Tranche B 2LN, term loan 4% 8/21/19 (d)	76,808	77,864
Tranche B, term loan 4.5% 10/20/16 (d)	85,561	86,630
DJO Finance LLC Tranche B, term loan 4.75% 9/15/17 (d)	7,880	7,998
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (d)	31,934	31,295
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (d)	36,929	37,391
Endo Health Solutions, Inc. Tranche B, term loan 4% 6/17/18 (d)	4,931	4,925
Fresenius SE & Co. KGaA:
Tranche D 1LN, term loan 3.25% 9/10/14 (d)	37,612	37,659
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Fresenius SE & Co. KGaA: - continued
Tranche D 2LN, term loan 3.25% 9/10/14 (d)	$ 22,620	$ 22,649
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (d)	39,375	39,769
Hanger, Inc. Tranche C, term loan 4% 12/1/16 (d)	7,792	7,830
HCA, Inc.:
Tranche A 3LN, term loan 3.4482% 2/2/16 (d)	326,507	326,913
Tranche B 2LN, term loan 3.5336% 3/31/17 (d)	134,201	134,201
Tranche B 4LN, term loan 2.9482% 5/1/18 (d)	10,500	10,540
Tranche B 5LN, term loan 3.0336% 3/31/17 (d)	165,000	165,549
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (d)	21,408	21,194
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (d)	43,307	43,740
Hologic, Inc. Tranche B, term loan 4.5% 8/1/19 (d)	18,858	19,023
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (d)	34,913	35,394
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 8/26/17 (d)	12,331	12,440
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (d)	13,825	13,998
Kinetic Concepts, Inc.:
Tranche C 1LN, term loan 5.5% 5/7/18 (d)	11,940	12,149
Tranche C 2LN, term loan 5% 11/7/17 (d)	1,990	2,017
LifePoint Hospitals, Inc. Tranche B, term loan 2.7% 7/24/17 (d)	14,963	15,019
MModal, Inc. Tranche B, term loan 6.75% 8/17/19 (d)	10,000	9,800
Par Pharmaceutical Companies, Inc. Tranche B 1LN, term loan 4.25% 9/28/19 (d)	8,955	9,045
Quintiles Transnational Corp.:
Tranche B 1LN, term loan 4.5% 6/8/18 (d)	6,872	6,941
Tranche B, term loan 4.5% 6/8/18 (d)	10,674	10,821
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (d)	5,845	5,838
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 4.5% 6/29/18 (d)	6,953	7,039
Tranche 2LN, term loan 9% 6/29/19 (d)	3,000	3,030
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (d)	2,925	2,943
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (d)	6,878	6,929
United Surgical Partners International, Inc. term loan:
0% 4/3/19 (d)	1,000	993
4.75% 4/3/19 (d)	2,992	3,037
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Universal Health Services, Inc.:
term loan 3.75% 11/15/16 (d)	$ 47,850	$ 48,329
Tranche A, term loan 2.0343% 11/15/15 (d)	10,948	10,920
Valeant Pharmaceuticals International:
Tranche BC 1LN, term loan 3.5% 12/11/19 (d)	30,923	31,270
Tranche BD 1LN, term loan 3.5% 2/13/19 (d)	46,613	47,138
Vanguard Health Holding Co. II LLC Tranche B, term loan 3.75% 1/29/16 (d)	26,880	27,251
VWR Funding, Inc. Tranche B, term loan 4.2037% 4/3/17 (d)	12,269	12,423
		1,936,601
Homebuilders/Real Estate - 0.9%
Capital Automotive LP Tranche B, term loan 4.25% 4/10/19 (d)	7,949	8,008
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9537% 3/28/21 (d)	17,000	17,085
RE/MAX LLC term loan 5.5% 4/14/16 (d)	3,380	3,413
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (d)	3,186	3,178
Credit-Linked Deposit 4.4537% 10/10/16 (d)	3,378	3,370
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (d)	72,000	72,720
Walter Investment Management Corp. Tranche B, term loan 5.75% 11/28/17 (d)	7,825	7,962
		115,736
Insurance - 0.6%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (d)	53,865	54,538
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (d)	5,400	5,474
Tranche B 2LN, term loan 5% 9/28/18 (d)	13,381	13,632
		73,644
Leisure - 0.5%
Cedar Fair LP Tranche B, term loan 3.25% 3/1/20 (d)	9,365	9,470
FGI Operating Co., LLC term loan 5.5% 4/19/19 (d)	3,972	3,972
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (d)	35,093	35,356
Six Flags, Inc. Tranche B, term loan 4.0005% 12/20/18 (d)	14,856	15,004
		63,802
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 2.2%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (d)	$ 6,983	$ 7,070
Tranche B 2LN, term loan 8.75% 1/25/21 (d)	3,000	3,058
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (d)	24,825	25,135
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (d)	1,323	1,337
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (d)	109,465	110,833
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (d)	77,670	79,030
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (d)	2,260	2,260
Walter Energy, Inc.:
Tranche A, term loan 4.7795% 4/1/16 (d)	2,225	2,253
Tranche B, term loan 5.75% 4/1/18 (d)	39,958	40,457
		271,433
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 12% 9/13/17	227	193
Publishing/Printing - 0.9%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (d)	9,355	9,495
Dex Media East LLC term loan 2.7502% 10/24/14 (d)	7,383	5,316
Dex Media West LLC/Dex Media West Finance Co. term loan 7.25% 10/24/14 (d)	1,691	1,331
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	21,945	22,247
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (d)	16,578	16,743
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (d)	19,000	18,715
Newsday LLC Tranche A, term loan 3.6982% 10/12/16 (d)	15,000	14,981
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (d)	11,160	11,258
Tribune Co. term loan 4% 12/31/19 (d)	11,970	12,150
		112,236
Restaurants - 0.9%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (d)	33,477	33,812
DineEquity, Inc. Tranche B 2LN, term loan 3.75% 10/19/17 (d)	6,516	6,614
Dunkin Brands, Inc. Tranche B 3LN, term loan 3.75% 2/14/20 (d)	47,870	48,409
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
Focus Brands, Inc. Tranche B 1LN, term loan 4.2675% 2/21/18 (d)	$ 5,331	$ 5,331
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (d)	9,915	10,051
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (d)	4,963	5,025
Wok Acquisition Corp. Tranche B, term loan 5.25% 6/22/19 (d)	1,990	2,025
		111,267
Services - 3.8%
Allied Security Holdings LLC Tranche B 1LN, term loan 5.25% 2/4/17 (d)	7,350	7,405
ARAMARK Corp.:
Credit-Linked Deposit 2.0847% 1/26/14 (d)	2,528	2,528
Credit-Linked Deposit 3.7087% 7/26/16 (d)	3,579	3,605
Tranche B, term loan:
3.6982% 7/26/16 (d)	54,415	54,823
4% 8/22/19 (d)	10,000	10,125
Tranche C, term loan 3.7541% 7/26/16 (d)	73,455	73,822
3.7037% 7/26/16 (d)	4,666	4,666
Avis Budget Group, Inc. Tranche B, term loan 3.75% 3/1/19 (d)	15,000	15,206
Brickman Group Holdings, Inc. Tranche B 1LN, term loan 5.5% 10/14/16 (d)	3,992	4,042
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (d)	23,561	23,797
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (d)	38,215	38,311
Tranche B, term loan 3.75% 3/11/18 (d)	22,861	23,089
Interactive Data Corp. Tranche B 2LN, term loan 3.75% 2/11/18 (d)	32,650	32,977
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/8/17 (d)	37,035	37,405
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (d)	32,287	32,489
Sedgwick Claims Management Services, Inc. Tranche B 2LN, term loan 4% 12/31/16 (d)	6,550	6,615
ServiceMaster Co.:
term loan 4.25% 1/31/17 (d)	45,895	46,354
Tranche B2, term loan 4.46% 1/31/17 (d)	21,830	22,048
SESAC Holdco II LLC Tranche B 1LN, term loan 6% 2/8/19 (d)	3,990	4,040
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
SymphonyIRI Group, Inc. Tranche B, term loan 4.5% 12/1/17 (d)	$ 12,967	$ 13,097
The Geo Group, Inc. Tranche B, term loan 3.25% 4/1/20 (d)	6,000	6,038
		462,482
Shipping - 0.2%
Ozburn Hessey Holding Co. LLC Tranche 2LN, term loan 11.5% 10/8/16 (d)	667	640
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (d)	18,000	18,270
		18,910
Steel - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	2,962	2,992
Super Retail - 2.7%
Academy Ltd. Tranche B, term loan 4.6386% 8/3/18 (d)	31,223	31,691
Bass Pro Group LLC Tranche B, term loan 4% 11/20/19 (d)	18,618	18,804
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (d)	42,307	42,730
Tranche 2LN, term loan 9.75% 3/26/20 (d)	11,000	11,385
Evergreen Acquisition Co. Tranche C, term loan 5% 7/20/19 (d)	1,980	2,007
J. Crew Group, Inc. Tranche B 1LN, term loan 4% 3/7/18 (d)	42,963	43,393
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (d)	23,060	23,305
Neiman Marcus Group, Inc. Tranche B, term loan 4% 5/16/18 (d)	22,000	22,193
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (d)	40,774	41,182
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (d)	22,849	22,506
Tranche B, term loan 3.75% 3/30/18 (d)	1,933	1,894
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (d)	12,968	13,130
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	7,859	7,929
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (d)	16,540	16,540
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
Toys 'R' Us, Inc.: - continued
Tranche B2, term loan 5.25% 5/25/18 (d)	$ 8,843	$ 8,599
Wesco Distribution, Inc. Tranche B, term loan 4.5% 12/12/19 (d)	17,955	18,135
		325,423
Technology - 6.8%
Ancestry.com, Inc. Tranche B, term loan 7% 12/28/18 (d)	32,932	33,385
Avaya, Inc.:
Tranche B 3LN, term loan 4.7881% 10/26/17 (d)	37,425	34,805
Tranche B 5LN, term loan 8% 3/31/18 (d)	10,968	10,955
Ceridian Corp. Tranche B, term loan 5.9492% 5/10/17 (d)	1,996	2,034
CommScope, Inc. Tranche B 1LN, term loan 3.75% 1/14/18 (d)	4,987	5,037
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/25/20 (d)	40,000	40,100
Fibertech Networks, LLC Tranche B, term loan 4.75% 12/18/19 (d)	6,983	7,105
First Data Corp.:
term loan:
4.1992% 3/24/18 (d)	64,079	63,919
4.2003% 3/24/17 (d)	118,529	118,233
Tranche B, term loan 4.1987% 9/24/18 (d)	42,410	42,304
Flextronics International Ltd.:
Tranche B A1, term loan 2.4482% 10/1/14 (d)	127	128
Tranche B A2, term loan 2.4482% 10/1/14 (d)	196	196
Tranche B A3, term loan 2.4482% 10/1/14 (d)	229	229
Tranche B-A, term loan 2.4482% 10/1/14 (d)	443	444
Freescale Semiconductor, Inc.:
Tranche B 3LN, term loan 4.25% 12/1/16 (d)	11,000	11,138
Tranche B 4LN, term loan 5% 3/1/20 (d)	82,000	83,025
Generac Power Systems, Inc. Tranche B, term loan 6.25% 5/30/18 (d)	3,624	3,679
Genpact Ltd. Tranche B, term loan 4.25% 8/30/19 (d)	13,930	14,174
Kronos, Inc. Tranche B 1LN, term loan 4.5% 10/30/19 (d)	24,938	25,249
Lawson Software, Inc.:
Tranche B 1LN, term loan 5.75% 10/5/16 (d)	2,550	2,569
Tranche B 2LN, term loan 5.25% 4/5/18 (d)	13,930	14,157
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (d)	77,370	79,111
Tranche C, term loan 4.75% 1/11/20 (d)	26,933	27,606
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (d)	$ 15,887	$ 16,125
Rovi Corp. Tranche A, term loan 2.7% 2/7/16 (d)	5,107	5,107
Sensata Technologies BV Tranche B, term loan 3.75% 5/12/18 (d)	16,348	16,552
Sophia L.P. Tranche B, term loan 4.5% 7/19/18 (d)	13,535	13,688
Spansion, Inc. Tranche B, term loan 5.25% 12/13/18 (d)	7,959	8,019
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9503% 2/28/17 (d)	37,628	37,911
Tranche D, term loan 4.5% 12/17/19 (d)	17,122	17,379
Tranche E, term loan 4% 3/8/20 (d)	63,000	63,788
Syniverse Holdings, Inc. Tranche B, term loan:
4/23/19 (g)	20,000	20,050
5% 4/23/19 (d)	9,925	9,987
		828,188
Telecommunications - 7.1%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 8/1/16 (d)	5,980	6,070
Tranche C, term loan 7.25% 1/30/19 (d)	27,930	28,593
Consolidated Communications, Inc. Tranche B 3LN, term loan 5.25% 12/31/18 (d)	6,983	7,087
Cricket Communications, Inc.:
Tranche B, term loan 4.75% 10/10/19 (d)	2,993	3,015
Tranche C, term loan 4.75% 3/8/20 (d)	20,500	20,654
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (d)	56,522	56,737
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (d)	7,000	6,983
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (d)	14,610	14,756
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (d)	13,495	13,259
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (d)	15,000	15,038
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 6% 2/14/19 (d)	3,000	3,064
Intelsat Jackson Holdings SA:
term loan 3.2002% 2/1/14 (d)	69,682	69,508
Tranche B, term loan 4.5% 4/2/18 (d)	177,931	180,155
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 4.75% 8/1/19 (d)	17,000	17,170
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Level 3 Financing, Inc.: - continued
Tranche B, term loan:
4.75% 2/1/16 (d)	$ 39,800	$ 40,198
5.25% 8/1/19 (d)	10,000	10,100
LTS Buyer LLC:
Tranche 1LN, term loan 4.5% 4/11/20 (d)	33,700	34,037
Tranche 2LN, term loan 8% 4/11/21 (d)	6,115	6,253
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4.8757% 3/17/18 (d)	73,267	73,176
Tranche B, term loan 4.7341% 11/3/16 (d)	14,232	14,232
Riverbed Technology, Inc. Tranche B, term loan 4% 12/18/19 (d)	11,869	12,047
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (d)	9,975	10,150
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (d)	5,992	6,029
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (d)	70,000	70,700
tw telecom, inc. Tranche B, term loan 2.7% 4/5/20 (d)	14,590	14,626
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	44,301	45,187
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	48,469	49,802
Windstream Corp.:
Tranche B 3LN, term loan 4% 8/8/19 (d)	11,910	12,014
Tranche B 4LN, term loan 3.5% 1/23/20 (d)	34,913	35,043
		875,683
Textiles & Apparel - 0.7%
Party City Holdings, Inc. Tranche B, term loan 4.25% 7/27/19 (d)	16,918	17,044
Phillips-Van Heusen Corp. Tranche B, term loan 3.25% 12/13/19 (d)	68,000	68,510
Renfro Corp. Tranche B, term loan 5.75% 1/30/19 (d)	3,990	4,050
		89,604
TOTAL FLOATING RATE LOANS (Cost $9,808,264)		9,939,113
Nonconvertible Bonds - 10.6%
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	$ 5,000	$ 5,216
Continental Airlines, Inc.:
6.125% 4/29/18 (c)	3,000	3,060
9.25% 5/10/17	2,175	2,439
		10,715
Automotive - 0.7%
Delphi Corp.:
5% 2/15/23	10,000	10,825
5.875% 5/15/19	18,610	20,169
General Motors Acceptance Corp. 2.4871% 12/1/14 (d)	40,000	39,666
General Motors Financial Co., Inc. 4.75% 8/15/17 (c)	4,000	4,220
Lear Corp. 4.75% 1/15/23 (c)	5,000	5,013
		79,893
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
3.125% 1/15/16	4,000	4,080
3.492% 2/11/14 (d)	52,000	52,650
4.625% 6/26/15	4,000	4,215
Bank of America Corp.:
1.1041% 3/22/16 (d)	5,000	4,996
1.6956% 1/30/14 (d)	3,250	3,277
GMAC LLC 2.4871% 12/1/14 (d)	70,187	70,362
Regions Financial Corp. 5.75% 6/15/15	3,000	3,278
		142,858
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,732
Clear Channel Communications, Inc. 9% 12/15/19 (c)	8,677	8,710
Sirius XM Radio, Inc. 5.25% 8/15/22 (c)	5,000	5,163
Starz LLC/Starz Finance Corp.:
5% 9/15/19 (c)	3,000	3,128
5% 9/15/19	6,000	6,255
Univision Communications, Inc. 6.75% 9/15/22 (c)	6,000	6,660
		36,648
Building Materials - 0.2%
HD Supply, Inc. 7.5% 7/15/20 (c)	15,000	16,238
Nortek, Inc. 8.5% 4/15/21 (c)	5,000	5,575
		21,813
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	$ 17,065	$ 17,236
5.25% 3/15/21 (c)	13,070	13,429
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,491
Lynx I Corp. 5.375% 4/15/21 (c)	5,000	5,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	7,245
Virgin Media Finance PLC 4.875% 2/15/22	2,000	2,040
		56,816
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,173
Chemicals - 0.1%
Celanese U.S. Holdings LLC 4.625% 11/15/22	11,520	11,981
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,138
		17,119
Consumer Products - 0.1%
Libbey Glass, Inc. 6.875% 5/15/20	4,000	4,370
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,113
Spectrum Brands Escrow Corp. 6.375% 11/15/20 (c)	3,070	3,354
Spectrum Brands Holdings, Inc. 9.5% 6/15/18	4,000	4,495
		14,332
Containers - 0.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,996
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (c)	2,490	2,540
7.375% 10/15/17 (c)	10,736	11,810
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	60,804
7.125% 4/15/19	5,000	5,388
		86,538
Diversified Financial Services - 1.0%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,735
5% 5/15/17	7,000	7,630
5.25% 4/1/14 (c)	45,000	46,631
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
International Lease Finance Corp.:
3.875% 4/15/18	$ 7,000	$ 7,088
4.875% 4/1/15	4,000	4,204
5.625% 9/20/13	12,000	12,180
5.875% 5/1/13	21,405	21,405
6.25% 5/15/19	10,000	11,213
SLM Corp. 4.625% 9/25/17	2,000	2,065
		127,151
Diversified Media - 0.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (c)	5,130	5,451
6.5% 11/15/22 (c)	13,870	14,876
		20,327
Electric Utilities - 0.7%
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	4,000	4,178
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,000	5,744
10% 12/1/20 (c)	54,320	61,585
11.75% 3/1/22 (c)	11,000	12,595
NRG Energy, Inc. 6.625% 3/15/23 (c)	4,000	4,360
The AES Corp. 7.75% 3/1/14	3,000	3,161
		91,623
Energy - 0.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	7,210
Antero Resources Finance Corp. 6% 12/1/20	995	1,057
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (c)	3,000	3,180
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (c)	3,000	3,060
6.625% 10/1/20 (c)	2,645	2,784
Continental Resources, Inc. 7.125% 4/1/21	2,000	2,295
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (c)	5,000	5,050
LINN Energy LLC/LINN Energy Finance Corp. 6.25% 11/1/19 (c)	5,000	5,225
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (c)	4,000	4,260
Oil States International, Inc. 5.125% 1/15/23 (c)	5,000	5,138
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	$ 6,000	$ 6,705
Western Refining, Inc. 6.25% 4/1/21 (c)	5,305	5,464
		51,428
Entertainment/Film - 0.1%
Cinemark USA, Inc. 5.125% 12/15/22 (c)	3,185	3,296
Regal Entertainment Group 5.75% 2/1/25	3,090	3,121
		6,417
Environmental - 0.0%
Clean Harbors, Inc. 5.25% 8/1/20	4,000	4,230
Food & Drug Retail - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,976
Gaming - 0.1%
Ameristar Casinos, Inc. 7.5% 4/15/21	3,000	3,338
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	10,100
		13,438
Healthcare - 0.4%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,508
DaVita, Inc. 5.75% 8/15/22	8,235	8,770
Health Management Associates, Inc. 7.375% 1/15/20	3,420	3,805
Tenet Healthcare Corp.:
4.75% 6/1/20 (c)	8,680	8,984
8.875% 7/1/19	16,000	17,960
		51,027
Homebuilders/Real Estate - 0.2%
CB Richard Ellis Services, Inc. 5% 3/15/23	17,990	18,418
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (c)	4,000	4,160
		22,578
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	4,160
Metals/Mining - 0.4%
CONSOL Energy, Inc. 8% 4/1/17	6,475	7,009
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	24,705	25,878
New Gold, Inc. 6.25% 11/15/22 (c)	4,415	4,547
Peabody Energy Corp. 6% 11/15/18	5,000	5,363
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (c)	2,270	2,423
		45,220
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Paper - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	$ 2,400	$ 2,803
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (c)	3,000	3,210
P.H. Glatfelter Co. 5.375% 10/15/20	4,585	4,837
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	3,000	2,318
		13,168
Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7901% 5/15/14 (d)	19,000	18,976
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	3,000	3,293
		22,269
Shipping - 0.1%
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,075
Steel - 0.0%
Severstal Columbus LLC 10.25% 2/15/18	3,005	3,230
Super Retail - 0.1%
Dollar General Corp. 4.125% 7/15/17	2,000	2,180
Netflix, Inc. 5.375% 2/1/21 (c)	4,000	4,110
Sally Holdings LLC 5.75% 6/1/22	3,000	3,203
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17	6,000	6,045
		15,538
Technology - 0.8%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	7,235	7,163
First Data Corp. 6.75% 11/1/20 (c)	39,130	42,065
Flextronics International Ltd. 4.625% 2/15/20 (c)	4,000	4,090
IAC/InterActiveCorp 4.75% 12/15/22 (c)	5,000	5,025
NCR Corp. 5% 7/15/22 (c)	4,000	4,050
NXP BV/NXP Funding LLC:
3.0271% 10/15/13 (d)	14,255	14,237
5.75% 2/15/21 (c)	14,760	15,646
5.75% 3/15/23 (c)	5,000	5,213
		97,489
Telecommunications - 1.9%
Altice Financing SA 7.875% 12/15/19 (c)	4,000	4,420
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,905	3,964
Intelsat Jackson Holdings SA 6.625% 12/15/22 (c)	20,000	21,650
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
iPCS, Inc.:
2.4235% 5/1/13 (d)	$ 72,852	$ 72,852
3.5366% 5/1/14 pay-in-kind (d)	69,150	69,237
Qwest Corp. 3.5301% 6/15/13 (d)	11,000	11,031
Sprint Capital Corp.:
6.875% 11/15/28	4,000	4,090
6.9% 5/1/19	5,000	5,431
Sprint Nextel Corp.:
6% 11/15/22	30,000	31,200
9% 11/15/18 (c)	3,000	3,690
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,195
		230,760
TOTAL NONCONVERTIBLE BONDS (Cost $1,244,856)		1,302,009
Common Stocks - 0.2%
	Shares
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	732
ION Media Networks, Inc. (a)	2,842	1,570
		2,302
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	14,929
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	450
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	2,126
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	1,898
Paper - 0.0%
White Birch Cayman Holdings Ltd.	12,570	0
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(e)	13,699	103
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	279
TOTAL COMMON STOCKS (Cost $17,059)		22,638
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	$ 0
Money Market Funds - 15.3%

Fidelity Cash Central Fund, 0.13% (b) (Cost $1,879,800)	1,879,799,571	1,879,800
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 4/30/13 due 5/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,453)	$ 2,453	2,453
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $12,952,432)		13,146,013
NET OTHER ASSETS (LIABILITIES) - (7.2)%		(886,404)
NET ASSETS - 100%		$ 12,259,609
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $526,121,000 or 4.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 26

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $20,000,000 and $20,050,000 respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,453,000 due 5/01/13 at 0.14%
BNP Paribas Securities Corp.	$ 1,282
Barclays Capital, Inc.	682
Merrill Lynch, Pierce, Fenner & Smith, Inc.	489
$ 2,453
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,299
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,429	$ 732	$ -	$ 5,697
Financials	551	-	-	551
Materials	14,929	14,929	-	-
Telecommunication Services	279	279	-	-
Utilities	450	450	-	-
Floating Rate Loans	9,939,113	-	9,834,315	104,798
Corporate Bonds	1,302,009	-	1,302,009	-
Other	-	-	-	-
Money Market Funds	1,879,800	1,879,800	-	-
Cash Equivalents	2,453	-	2,453	-
Total Investments in Securities:	$ 13,146,013	$ 1,896,190	$ 11,138,777	$ 111,046
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.8%
Netherlands	3.1%
Luxembourg	1.7%
Australia	1.2%
Canada	1.2%
Germany	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013

Assets
Investment in securities, at value (including repurchase agreements of $2,453) - See accompanying schedule: Unaffiliated issuers (cost $11,072,632)	$ 11,266,213
Fidelity Central Funds (cost $1,879,800)	1,879,800
Total Investments (cost $12,952,432)		$ 13,146,013
Cash		118,595
Receivable for investments sold		76,017
Receivable for fund shares sold		29,892
Interest receivable		51,155
Distributions receivable from Fidelity Central Funds		250
Prepaid expenses		9
Receivable from investment adviser for expense reductions		2
Other receivables		67
Total assets		13,422,000

Liabilities
Payable for investments purchased	$ 1,127,823
Payable for fund shares redeemed	18,677
Distributions payable	7,372
Accrued management fee	5,686
Distribution and service plan fees payable	1,083
Other affiliated payables	1,469
Other payables and accrued expenses	281
Total liabilities		1,162,391

Net Assets		$ 12,259,609
Net Assets consist of:
Paid in capital		$ 11,999,424
Undistributed net investment income		164,407
Accumulated undistributed net realized gain (loss) on investments		(97,803)
Net unrealized appreciation (depreciation) on investments		193,581
Net Assets		$ 12,259,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,454,672 ÷ 145,006.1 shares)	$ 10.03

Maximum offering price per share (100/97.25 of $10.03)	$ 10.31
Class T: Net Asset Value and redemption price per share ($268,505 ÷ 26,803.0 shares)	$ 10.02

Maximum offering price per share (100/97.25 of $10.02)	$ 10.30
Class B: Net Asset Value and offering price per share ($22,183 ÷ 2,214.5 shares)A	$ 10.02

Class C: Net Asset Value and offering price per share ($863,494 ÷ 86,094.7 shares)A	$ 10.03

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($6,596,693 ÷ 658,438.7 shares)	$ 10.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,054,062 ÷ 305,066.9 shares)	$ 10.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2013

Investment Income
Dividends		$ 889
Interest		237,427
Income from Fidelity Central Funds		1,299
Total income		239,615

Expenses
Management fee	$ 31,834
Transfer agent fees	7,689
Distribution and service plan fees	6,255
Accounting fees and expenses	812
Custodian fees and expenses	79
Independent trustees' compensation	35
Registration fees	375
Audit	84
Legal	20
Miscellaneous	46
Total expenses before reductions	47,229
Expense reductions	(22)	47,207
Net investment income (loss)		192,408
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		42,944
Change in net unrealized appreciation (depreciation) on investment securities		87,164
Net gain (loss)		130,108
Net increase (decrease) in net assets resulting from operations		$ 322,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 192,408	$ 366,256
Net realized gain (loss)	42,944	23,583
Change in net unrealized appreciation (depreciation)	87,164	177,284
Net increase (decrease) in net assets resulting from operations	322,516	567,123
Distributions to shareholders from net investment income	(169,372)	(350,713)
Distributions to shareholders from net realized gain	(52,959)	-
Total distributions	(222,331)	(350,713)
Share transactions - net increase (decrease)	1,552,235	256,075
Redemption fees	299	419
Total increase (decrease) in net assets	1,652,719	472,904

Net Assets
Beginning of period	10,606,890	10,133,986
End of period (including undistributed net investment income of $164,407 and undistributed net investment income of $141,371, respectively)	$ 12,259,609	$ 10,606,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.73	$ 9.79	$ 9.31	$ 8.00	$ 9.75
Income from Investment Operations
Net investment income (loss) E	.162	.340	.317	.391	.354	.476
Net realized and unrealized gain (loss)	.119	.195	(.080)	.425	1.232	(1.779)
Total from investment operations	.281	.535	.237	.816	1.586	(1.303)
Distributions from net investment income	(.142)	(.325)	(.298)	(.287)	(.278)	(.448)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.191)	(.325)	(.298)	(.337)	(.278)	(.448)
Redemption fees added to paid in capital E	- I	- I	.001	.001	.002	.001
Net asset value, end of period	$ 10.03	$ 9.94	$ 9.73	$ 9.79	$ 9.31	$ 8.00
Total Return B, C, D	2.86%	5.60%	2.46%	8.96%	20.31%	(13.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	.99%	1.00%	1.03%	1.05%	1.06%
Expenses net of fee waivers, if any	1.00% A	.99%	1.00%	1.03%	1.05%	1.06%
Expenses net of all reductions	1.00% A	.99%	1.00%	1.03%	1.04%	1.06%
Net investment income (loss)	3.29% A	3.47%	3.25%	4.11%	4.09%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,455	$ 1,305	$ 1,587	$ 1,064	$ 518	$ 192
Portfolio turnover rate G	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.73
Income from Investment Operations
Net investment income (loss) E	.157	.330	.312	.391	.349	.481
Net realized and unrealized gain (loss)	.119	.195	(.070)	.416	1.228	(1.762)
Total from investment operations	.276	.525	.242	.807	1.577	(1.281)
Distributions from net investment income	(.137)	(.315)	(.293)	(.288)	(.279)	(.450)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.186)	(.315)	(.293)	(.338)	(.279)	(.450)
Redemption fees added to paid in capital E	- I	- I	.001	.001	.002	.001
Net asset value, end of period	$ 10.02	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Total Return B, C, D	2.81%	5.50%	2.51%	8.87%	20.20%	(13.66)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.09%	1.05%	1.02%	1.04%	1.03%
Expenses net of fee waivers, if any	1.10% A	1.09%	1.05%	1.02%	1.04%	1.03%
Expenses net of all reductions	1.10% A	1.09%	1.05%	1.02%	1.04%	1.03%
Net investment income (loss)	3.18% A	3.37%	3.19%	4.12%	4.10%	5.16%
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 241	$ 271	$ 242	$ 143	$ 134
Portfolio turnover rate G	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 7.99	$ 9.73
Income from Investment Operations
Net investment income (loss) E	.136	.288	.266	.341	.305	.432
Net realized and unrealized gain (loss)	.119	.195	(.070)	.416	1.238	(1.771)
Total from investment operations	.255	.483	.196	.757	1.543	(1.339)
Distributions from net investment income	(.116)	(.273)	(.247)	(.238)	(.235)	(.402)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.165)	(.273)	(.247)	(.288)	(.235)	(.402)
Redemption fees added to paid in capital E	- I	- I	.001	.001	.002	.001
Net asset value, end of period	$ 10.02	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 7.99
Total Return B, C, D	2.59%	5.05%	2.03%	8.30%	19.74%	(14.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.52%	1.52%	1.55%	1.56%	1.56%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.52%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.53% A	1.52%	1.52%	1.55%	1.55%	1.55%
Net investment income (loss)	2.75% A	2.94%	2.72%	3.59%	3.59%	4.64%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 24	$ 32	$ 43	$ 44	$ 42
Portfolio turnover rate G	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.73	$ 9.78	$ 9.31	$ 8.00	$ 9.74
Income from Investment Operations
Net investment income (loss) E	.125	.267	.244	.321	.288	.408
Net realized and unrealized gain (loss)	.119	.195	(.070)	.415	1.235	(1.770)
Total from investment operations	.244	.462	.174	.736	1.523	(1.362)
Distributions from net investment income	(.105)	(.252)	(.225)	(.217)	(.215)	(.379)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.154)	(.252)	(.225)	(.267)	(.215)	(.379)
Redemption fees added to paid in capital E	- I	- I	.001	.001	.002	.001
Net asset value, end of period	$ 10.03	$ 9.94	$ 9.73	$ 9.78	$ 9.31	$ 8.00
Total Return B, C, D	2.47%	4.81%	1.80%	8.05%	19.43%	(14.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.74%	1.74%	1.76%	1.78%	1.80%
Expenses net of fee waivers, if any	1.76% A	1.74%	1.74%	1.76%	1.78%	1.80%
Expenses net of all reductions	1.75% A	1.74%	1.74%	1.76%	1.78%	1.80%
Net investment income (loss)	2.53% A	2.72%	2.50%	3.38%	3.35%	4.39%
Supplemental Data
Net assets, end of period (in millions)	$ 863	$ 806	$ 852	$ 622	$ 335	$ 199
Portfolio turnover rate G	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00	$ 9.74
Income from Investment Operations
Net investment income (loss) D	.176	.368	.345	.418	.377	.508
Net realized and unrealized gain (loss)	.119	.195	(.070)	.417	1.225	(1.771)
Total from investment operations	.295	.563	.275	.835	1.602	(1.263)
Distributions from net investment income	(.156)	(.353)	(.326)	(.316)	(.304)	(.478)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.205)	(.353)	(.326)	(.366)	(.304)	(.478)
Redemption fees added to paid in capital D	- H	- H	.001	.001	.002	.001
Net asset value, end of period	$ 10.02	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Total Return B, C	3.01%	5.91%	2.86%	9.18%	20.55%	(13.49)%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.71%	.71%	.73%	.75%	.73%
Expenses net of fee waivers, if any	.71% A	.71%	.71%	.73%	.75%	.73%
Expenses net of all reductions	.71% A	.71%	.71%	.73%	.75%	.73%
Net investment income (loss)	3.57% A	3.75%	3.53%	4.41%	4.39%	5.46%
Supplemental Data
Net assets, end of period (in millions)	$ 6,597	$ 5,720	$ 5,399	$ 3,566	$ 2,354	$ 1,292
Portfolio turnover rate F	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.71	$ 9.77	$ 9.29	$ 7.99	$ 9.73
Income from Investment Operations
Net investment income (loss) D	.174	.363	.341	.415	.379	.503
Net realized and unrealized gain (loss)	.119	.196	(.079)	.427	1.221	(1.769)
Total from investment operations	.293	.559	.262	.842	1.600	(1.266)
Distributions from net investment income	(.154)	(.349)	(.323)	(.313)	(.302)	(.475)
Distributions from net realized gain	(.049)	-	-	(.050)	-	-
Total distributions	(.203)	(.349)	(.323)	(.363)	(.302)	(.475)
Redemption fees added to paid in capital D	- H	- H	.001	.001	.002	.001
Net asset value, end of period	$ 10.01	$ 9.92	$ 9.71	$ 9.77	$ 9.29	$ 7.99
Total Return B, C	2.99%	5.87%	2.72%	9.27%	20.54%	(13.54)%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.75%	.75%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.76% A	.75%	.75%	.76%	.77%	.77%
Expenses net of all reductions	.76% A	.75%	.75%	.76%	.77%	.76%
Net investment income (loss)	3.53% A	3.71%	3.50%	4.38%	4.36%	5.43%
Supplemental Data
Net assets, end of period (in millions)	$ 3,054	$ 2,510	$ 1,992	$ 1,138	$ 469	$ 138
Portfolio turnover rate F	74% A	49%	54%	43%	25%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital distributions or capital gain distributions. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 270,886
Gross unrealized depreciation	(18,244)
Net unrealized appreciation (depreciation) on securities and other investments	$ 252,642

Tax cost	$ 12,893,371

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (50,512)
2017	(39,057)
Total capital loss carryforward	$ (89,569)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $5,448,755 and $3,703,820, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,707	$ 35
Class T	-%	.25%	319	2
Class B	.55%	.15%	81	64
Class C	.75%	.25%	4,148	671
			$ 6,255	$ 772

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 57
Class T	7
Class B*	14
Class C*	32
$ 110

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,017.15
Class T	319.25
Class B	27.23
Class C	624.15
Fidelity Floating Rate High Income Fund	3,462.12
Institutional Class	2,240.16
	$ 7,689

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 19,437	$ 46,515
Class T	3,518	8,143
Class B	270	780
Class C	8,704	20,972
Fidelity Floating Rate High Income Fund	94,695	197,172
Institutional Class	42,748	77,131
Total	$ 169,372	$ 350,713
From net realized gain
Class A	$ 6,467	$ -
Class T	1,177	-
Class B	117	-
Class C	3,998	-
Fidelity Floating Rate High Income Fund	28,514	-
Institutional Class	12,686	-
Total	$ 52,959	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	30,254	31,124	$ 301,847	$ 305,628
Reinvestment of distributions	1,984	3,572	19,773	34,965
Shares redeemed	(18,454)	(66,588)	(184,099)	(652,113)
Net increase (decrease)	13,784	(31,892)	$ 137,521	$ (311,520)
Class T
Shares sold	5,388	2,896	$ 53,590	$ 28,402
Reinvestment of distributions	409	704	4,071	6,885
Shares redeemed	(3,236)	(7,230)	(32,219)	(70,751)
Net increase (decrease)	2,561	(3,630)	$ 25,442	$ (35,464)
Class B
Shares sold	163	156	$ 1,621	$ 1,519
Reinvestment of distributions	30	59	297	579
Shares redeemed	(427)	(1,070)	(4,252)	(10,460)
Net increase (decrease)	(234)	(855)	$ (2,334)	$ (8,362)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	12,291	12,695	$ 122,600	$ 124,701
Reinvestment of distributions	925	1,512	9,206	14,794
Shares redeemed	(8,198)	(20,709)	(81,746)	(202,835)
Net increase (decrease)	5,018	(6,502)	$ 50,060	$ (63,340)
Fidelity Floating Rate High Income Fund
Shares sold	153,671	164,358	$ 1,531,257	$ 1,610,907
Reinvestment of distributions	10,232	16,695	101,818	163,381
Shares redeemed	(81,416)	(160,631)	(810,573)	(1,569,854)
Net increase (decrease)	82,487	20,422	$ 822,502	$ 204,434
Institutional Class
Shares sold	93,254	109,592	$ 928,433	$ 1,074,762
Reinvestment of distributions	3,117	3,772	30,995	36,919
Shares redeemed	(44,227)	(65,596)	(440,384)	(641,354)
Net increase (decrease)	52,144	47,768	$ 519,044	$ 470,327

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, and the financial highlights for the six months ended April 30, 2013 and for each of the five years in the period ended October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFRI-USAN-0613
1.784878.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

High Income Advantage

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.03%
Actual		$ 1,000.00	$ 1,089.60	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class T	1.02%
Actual		$ 1,000.00	$ 1,089.20	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class B	1.77%
Actual		$ 1,000.00	$ 1,084.20	$ 9.15
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Class C	1.79%
Actual		$ 1,000.00	$ 1,085.70	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.92	$ 8.95
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,090.10	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.1	4.0
GMAC LLC	3.3	2.8
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	3.2	2.2
Sprint Nextel Corp.	2.4	1.8
HCA, Inc.	1.9	2.1
	14.9
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.1	10.4
Energy	9.6	9.0
Diversified Financial Services	9.3	8.8
Electric Utilities	9.1	8.7
Healthcare	8.5	9.6
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
BBB 1.4%	BBB 1.9%
BB 19.3%	BB 18.1%
B 45.5%	B 43.1%
CCC,CC,C 15.0%	CCC,CC,C 15.3%
D 0.0%	D 0.2%
Not Rated 2.4%	Not Rated 3.1%
Equities 14.2%	Equities 12.6%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 5.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Nonconvertible Bonds 70.4%		Nonconvertible Bonds 67.2%
	Convertible Bonds, Preferred Stocks 4.9%		Convertible Bonds, Preferred Stocks 5.6%
	Common Stocks 9.9%		Common Stocks and Investment Companies 7.6%
	Floating Rate Loans 11.4%		Floating Rate Loans 13.6%
	Other Investments 1.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 2.2%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	13.1%	** Foreign investments	10.4%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 71.0%
	Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.6%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (e)	$ 3,692	$ 3,886
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (e)	38	31
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	410	415
Headwaters, Inc. 2.5% 2/1/14	5,659	5,602
		6,017
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15	2,580	2,451
TOTAL CONVERTIBLE BONDS		12,385
Nonconvertible Bonds - 70.4%
Aerospace - 0.1%
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (e)	1,510	1,521
Series 2013-1B Class B, 5.625% 1/15/21 (e)	645	661
GenCorp, Inc. 7.125% 3/15/21 (e)	525	566
		2,748
Air Transportation - 0.3%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	973	1,046
6.125% 4/29/18 (e)	670	683
7.339% 4/19/14	379	387
9.25% 5/10/17	1,410	1,581
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	2,504	2,905
		6,602
Automotive - 2.7%
Affinia Group, Inc. 7.75% 5/1/21 (e)	405	417
ArvinMeritor, Inc. 8.125% 9/15/15	3,940	4,255
Continental Rubber of America Corp. 4.5% 9/15/19 (e)	1,240	1,290
Ford Motor Credit Co. LLC 5.875% 8/2/21	8,400	9,802
General Motors Acceptance Corp. 8% 11/1/31	5,030	6,564
General Motors Corp.:
6.75% 5/1/28 (c)	547	0
7.125% 7/15/13 (c)	1,583	0
7.2% 1/15/11 (c)	3,997	0
7.4% 9/1/25 (c)	273	0
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Corp.: - continued
7.7% 4/15/16 (c)	$ 980	$ 0
8.25% 7/15/23 (c)	7,625	0
8.375% 7/15/33 (c)	23,416	0
General Motors Financial Co., Inc.:
4.75% 8/15/17 (e)	14,155	14,934
6.75% 6/1/18	10,220	11,651
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,930	1,959
Tenneco, Inc. 6.875% 12/15/20	3,362	3,711
		54,583
Banks & Thrifts - 4.0%
Ally Financial, Inc.:
5.5% 2/15/17	8,000	8,750
8% 3/15/20	4,150	5,219
GMAC LLC:
8% 12/31/18	25,964	31,287
8% 11/1/31	26,122	34,407
Washington Mutual Bank 5.5% 1/15/49 (c)	10,000	1
		79,664
Broadcasting - 0.4%
AMC Networks, Inc. 7.75% 7/15/21	500	575
Clear Channel Communications, Inc.:
5.5% 9/15/14	6,735	6,617
5.5% 12/15/16	1,938	1,424
		8,616
Building Materials - 1.5%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)	595	619
Associated Materials LLC 9.125% 11/1/17	1,809	1,954
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (e)	540	581
CEMEX Finance LLC 9.375% 10/12/22 (e)	2,305	2,651
CEMEX SA de CV:
5.2836% 9/30/15 (e)(h)	4,305	4,456
5.875% 3/25/19 (e)	1,235	1,257
Gibraltar Industries, Inc. 6.25% 2/1/21 (e)	300	322
HD Supply, Inc.:
8.125% 4/15/19	4,460	5,045
10.5% 1/15/21	1,225	1,283
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (e)(h)	$ 520	$ 578
Nortek, Inc. 8.5% 4/15/21 (e)	1,520	1,695
Ply Gem Industries, Inc. 8.25% 2/15/18	5,925	6,488
USG Corp.:
6.3% 11/15/16	275	293
7.875% 3/30/20 (e)	1,390	1,581
9.75% 1/15/18	1,585	1,882
		30,685
Cable TV - 1.8%
Bresnan Broadband Holdings LLC 8% 12/15/18 (e)	1,214	1,329
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,576
5.25% 3/15/21 (e)	2,245	2,307
5.75% 9/1/23 (e)	1,545	1,603
5.75% 1/15/24 (g)	6,890	7,148
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	535	568
DISH DBS Corp.:
5.875% 7/15/22	4,240	4,325
6.75% 6/1/21	5,260	5,681
Lynx I Corp. 5.375% 4/15/21 (e)	1,260	1,355
Lynx II Corp. 6.375% 4/15/23 (e)	710	770
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (e)	2,145	2,220
7.5% 3/15/19 (e)	705	774
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	3,060	3,312
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	1,900	2,085
		36,053
Capital Goods - 0.1%
Anixter International, Inc. 5.625% 5/1/19	1,090	1,164
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,458
		2,622
Chemicals - 1.8%
Axiall Corp. 4.875% 5/15/23 (e)	620	643
Eagle Spinco, Inc. 4.625% 2/15/21 (e)	1,055	1,108
Hexion U.S. Finance Corp. 6.625% 4/15/20 (e)	4,605	4,801
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
INEOS Group Holdings PLC 8.5% 2/15/16 (e)	$ 5,260	$ 5,345
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	1,550	1,752
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	5,165	5,630
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)	1,630	1,663
PolyOne Corp. 5.25% 3/15/23 (e)	2,215	2,281
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)	11,535	11,549
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)	960	1,024
		35,796
Consumer Products - 0.6%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (e)	2,360	2,472
Prestige Brands, Inc. 8.125% 2/1/20	335	384
Reddy Ice Corp. 11.25% 3/15/15	6,095	6,438
Revlon Consumer Products Corp. 5.75% 2/15/21 (e)	1,800	1,859
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)	565	617
6.625% 11/15/22 (e)	670	739
		12,509
Containers - 2.7%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (e)	2,911	3,110
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	846	933
9.125% 10/15/20 (e)	3,369	3,807
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (e)	450	459
7% 11/15/20 (e)	1,175	1,243
9.125% 10/15/20 (e)	1,045	1,178
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	875	971
Graphic Packaging International, Inc. 4.75% 4/15/21	615	635
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	3,400	3,672
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	10,505	10,951
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
6.875% 2/15/21	$ 7,339	$ 8,000
7.875% 8/15/19	8,387	9,393
8.25% 2/15/21	6,144	6,520
Sealed Air Corp. 6.5% 12/1/20 (e)	1,730	1,933
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	1,830	2,013
		54,818
Diversified Financial Services - 6.8%
CIT Group, Inc.:
4.75% 2/15/15 (e)	7,330	7,715
5% 8/15/22	3,555	3,976
5.25% 3/15/18	4,965	5,486
5.375% 5/15/20	4,400	4,961
5.5% 2/15/19 (e)	8,075	9,105
Citigroup, Inc. 5.9% (f)(h)	9,045	9,444
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	4,575	4,918
International Lease Finance Corp.:
3.875% 4/15/18	7,210	7,300
4.625% 4/15/21	6,990	7,095
4.875% 4/1/15	2,440	2,565
5.625% 9/20/13	10,655	10,815
5.65% 6/1/14	351	364
5.75% 5/15/16	6,040	6,570
5.875% 5/1/13	7,975	7,975
6.625% 11/15/13	10,401	10,700
7.125% 9/1/18 (e)	10,309	12,268
8.25% 12/15/20	1,580	1,975
8.625% 9/15/15	2,342	2,673
8.625% 1/15/22	11,305	14,697
Reliance Intermediate Holdings LP 9.5% 12/15/19 (e)	4,970	5,467
		136,069
Diversified Media - 2.0%
Checkout Holding Corp. 0% 11/15/15 (e)	8,700	6,786
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (e)	1,225	1,302
6.5% 11/15/22 (e)	3,315	3,555
7.625% 3/15/20	900	961
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Clear Channel Worldwide Holdings, Inc.: - continued
7.625% 3/15/20	$ 6,300	$ 6,788
Lamar Media Corp. 7.875% 4/15/18	1,810	1,977
Liberty Media Corp.:
8.25% 2/1/30	469	525
8.5% 7/15/29	529	598
National CineMedia LLC:
6% 4/15/22	4,035	4,378
7.875% 7/15/21	2,050	2,311
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (e)	2,905	2,967
7.75% 10/15/18	4,395	4,900
11.625% 2/1/14	1,424	1,533
WMG Acquisition Corp. 6% 1/15/21 (e)	755	806
		39,387
Electric Utilities - 7.4%
Atlantic Power Corp. 9% 11/15/18	2,525	2,658
Calpine Corp. 7.875% 1/15/23 (e)	8,352	9,563
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	6,332	7,274
10% 12/1/20 (e)	8,903	10,094
11% 10/1/21	10,347	11,511
11.75% 3/1/22 (e)	29,455	33,726
GenOn Energy, Inc.:
9.5% 10/15/18	795	944
9.875% 10/15/20	2,640	3,049
InterGen NV 9% 6/30/17 (e)	13,249	13,415
Mirant Americas Generation LLC:
8.5% 10/1/21	10,565	12,520
9.125% 5/1/31	2,645	2,989
NRG Energy, Inc. 6.625% 3/15/23 (e)	5,105	5,564
Puget Energy, Inc.:
5.625% 7/15/22	6,125	6,870
6% 9/1/21	3,305	3,806
6.5% 12/15/20	1,935	2,263
RRI Energy, Inc. 7.625% 6/15/14	3,035	3,225
The AES Corp.:
4.875% 5/15/23	725	740
7.375% 7/1/21	2,400	2,856
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.:
5.55% 11/15/14	$ 7,757	$ 7,049
6.5% 11/15/24	6,361	4,644
6.55% 11/15/34	4,295	3,049
		147,809
Energy - 7.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	2,720	2,802
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,392
7% 5/20/22	2,700	3,024
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (e)	1,885	1,923
Chesapeake Energy Corp.:
5.375% 6/15/21	2,185	2,278
5.75% 3/15/23	2,170	2,354
Continental Resources, Inc. 4.5% 4/15/23 (e)	2,965	3,135
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	1,265	1,322
7.75% 4/1/19 (e)	1,830	1,885
Denbury Resources, Inc. 4.625% 7/15/23	7,520	7,501
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (e)	1,440	1,454
Edgen Murray Corp. 8.75% 11/1/20 (e)	1,880	2,016
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,594
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,440	1,627
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (e)(h)	2,275	2,333
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	2,515	2,678
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	3,975	4,621
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,435	2,563
Forbes Energy Services Ltd. 9% 6/15/19	10,565	10,433
Forest Oil Corp.:
7.25% 6/15/19	2,665	2,698
7.5% 9/15/20 (e)	1,585	1,688
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (e)	935	986
Gulfmark Offshore, Inc. 6.375% 3/15/22	560	584
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Halcon Resources Corp. 8.875% 5/15/21 (e)	$ 1,680	$ 1,798
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	2,147	2,201
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (e)	790	831
8.125% 12/1/19	2,010	2,286
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	5,910	6,176
6.5% 5/15/19	2,740	2,891
8.625% 4/15/20	3,942	4,405
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	995	1,092
Offshore Group Investment Ltd.:
7.125% 4/1/23 (e)	2,445	2,561
7.5% 11/1/19 (e)	11,570	12,553
Oil States International, Inc. 6.5% 6/1/19	2,140	2,301
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)	4,455	4,711
Precision Drilling Corp.:
6.5% 12/15/21	495	536
6.625% 11/15/20	2,205	2,370
Pride International, Inc. 6.875% 8/15/20	1,839	2,337
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,735	1,856
RDS Ultra-Deepwater Ltd. 11.875% 3/15/17 (e)	2,175	2,409
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23	2,440	2,666
Rockies Express Pipeline LLC 6% 1/15/19 (e)	3,610	3,547
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,370
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	1,150	1,285
Tesoro Corp.:
4.25% 10/1/17	1,255	1,321
5.375% 10/1/22	1,415	1,507
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (e)	425	453
Unit Corp. 6.625% 5/15/21	7,190	7,675
Venoco, Inc. 11.5% 10/1/17	5,041	5,432
Western Refining, Inc. 6.25% 4/1/21 (e)	905	932
		142,393
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - 0.2%
Cinemark USA, Inc.:
5.125% 12/15/22 (e)	$ 570	$ 590
7.375% 6/15/21	1,085	1,226
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (e)	1,320	1,432
Regal Entertainment Group 5.75% 2/1/25	555	561
		3,809
Environmental - 0.6%
Clean Harbors, Inc. 5.125% 6/1/21 (e)	1,180	1,236
Covanta Holding Corp.:
6.375% 10/1/22	1,990	2,178
7.25% 12/1/20	2,684	2,982
Tervita Corp.:
8% 11/15/18 (e)	1,680	1,760
9.75% 11/1/19 (e)	4,285	4,210
		12,366
Food & Drug Retail - 2.0%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	1,700	1,891
ESAL GmbH 6.25% 2/5/23 (e)	1,505	1,496
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)	12,430	12,632
Nutritional Sourcing Corp. 10.125% 8/1/09 (c)	7,424	0
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	975	1,018
Rite Aid Corp.:
6.875% 12/15/28 (e)	900	873
7.5% 3/1/17	5,844	6,019
7.7% 2/15/27	1,975	2,064
9.5% 6/15/17	12,514	13,015
Tops Markets LLC 8.875% 12/15/17 (e)	1,095	1,228
		40,236
Food/Beverage/Tobacco - 0.3%
Constellation Brands, Inc.:
3.75% 5/1/21 (g)	575	575
4.25% 5/1/23 (g)	865	865
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (e)	660	730
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (e)(h)	$ 685	$ 719
Post Holdings, Inc. 7.375% 2/15/22	2,370	2,631
		5,520
Gaming - 1.5%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	530	583
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,125	3,016
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20 (e)	2,865	2,818
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	655	630
Graton Economic Development Authority 9.625% 9/1/19 (e)	1,730	1,964
MCE Finance Ltd. 5% 2/15/21 (e)	2,100	2,121
MGM Mirage, Inc.:
6.625% 12/15/21	1,795	1,943
6.875% 4/1/16	820	900
8.625% 2/1/19	5,000	5,913
Pinnacle Entertainment, Inc. 7.75% 4/1/22	700	767
Studio City Finance Ltd. 8.5% 12/1/20 (e)	8,920	9,990
		30,645
Healthcare - 6.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	4,441	4,863
Community Health Systems, Inc.:
5.125% 8/15/18	2,075	2,220
7.125% 7/15/20	2,080	2,332
DaVita, Inc.:
5.75% 8/15/22	1,970	2,098
6.625% 11/1/20	2,109	2,312
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	995	1,152
HCA Holdings, Inc.:
6.25% 2/15/21	2,265	2,492
7.75% 5/15/21	19,194	21,689
HCA, Inc.:
4.75% 5/1/23	4,475	4,665
5.875% 3/15/22	8,635	9,585
6.5% 2/15/20	16,395	18,936
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
7.5% 2/15/22	$ 5,095	$ 6,089
HealthSouth Corp. 5.75% 11/1/24	1,275	1,326
IMS Health, Inc. 6% 11/1/20 (e)	1,175	1,257
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)	4,780	4,111
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	4,945	5,365
6.75% 10/15/22	2,631	2,927
Rural/Metro Corp. 10.125% 7/15/19 (e)	1,515	1,545
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,340	2,551
Teleflex, Inc. 6.875% 6/1/19	2,515	2,729
Tenet Healthcare Corp.:
4.5% 4/1/21 (e)	1,670	1,703
4.75% 6/1/20 (e)	1,665	1,723
6.75% 2/1/20	1,800	1,953
8.875% 7/1/19	4,434	4,977
Valeant Pharmaceuticals International 7.25% 7/15/22 (e)	315	357
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,380	2,636
VWR Funding, Inc. 7.25% 9/15/17 (e)	4,375	4,659
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	1,770	1,828
		120,080
Homebuilders/Real Estate - 1.0%
Beazer Homes USA, Inc. 7.25% 2/1/23 (e)	1,260	1,320
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	1,000	1,075
CB Richard Ellis Services, Inc.:
5% 3/15/23	3,070	3,143
6.625% 10/15/20	1,214	1,326
K. Hovnanian Enterprises, Inc.:
7.25% 10/15/20 (e)	5,420	6,057
9.125% 11/15/20 (e)	2,710	3,062
Realogy Corp. 9% 1/15/20 (e)	1,775	2,103
William Lyon Homes, Inc. 8.5% 11/15/20 (e)	1,185	1,327
		19,413
Hotels - 0.0%
Choice Hotels International, Inc. 5.75% 7/1/22	615	689
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Insurance - 0.1%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.875% 12/15/20 (e)	$ 935	$ 988
Leisure - 0.1%
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	1,000	1,035
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (e)(h)	895	902
		1,937
Metals/Mining - 1.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,610	2,440
6.25% 6/1/21	2,510	2,303
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	415	431
Calcipar SA 6.875% 5/1/18 (e)	1,070	1,144
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)	2,730	2,839
7% 11/1/15 (e)	2,885	3,022
Inmet Mining Corp. 7.5% 6/1/21 (e)	1,170	1,223
New Gold, Inc.:
6.25% 11/15/22 (e)	995	1,025
7% 4/15/20 (e)	530	562
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	655	730
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (e)	1,857	1,978
8.25% 1/15/21 (e)	1,210	1,313
		19,010
Paper - 0.7%
Clearwater Paper Corp. 4.5% 2/1/23 (e)	2,045	2,035
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	555	583
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19	7,195	7,681
11.75% 1/15/19	3,750	2,897
		13,196
Publishing/Printing - 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	1,960	2,034
Sheridan Group, Inc. 12.5% 4/15/14	2,646	2,619
		4,653
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Restaurants - 0.4%
Landry's Acquisition Co. 9.375% 5/1/20 (e)	$ 3,250	$ 3,510
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	3,955	4,153
		7,663
Services - 1.5%
Air Lease Corp. 4.75% 3/1/20	1,145	1,188
APX Group, Inc.:
6.375% 12/1/19 (e)	5,445	5,486
8.75% 12/1/20 (e)	3,630	3,830
ARAMARK Corp. 5.75% 3/15/20 (e)	2,195	2,299
FTI Consulting, Inc. 6% 11/15/22 (e)	2,450	2,615
Hertz Corp.:
5.875% 10/15/20	1,845	2,020
6.25% 10/15/22	1,315	1,471
Laureate Education, Inc. 9.25% 9/1/19 (e)	6,520	7,384
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	600	618
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (e)	1,885	2,026
9.625% 6/15/18 pay-in-kind	1,255	1,377
		30,314
Shipping - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,409	1,407
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	2,489	2,358
8.875% 11/1/17	1,903	2,003
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	750	816
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)	1,495	1,682
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (e)	1,475	1,623
Western Express, Inc. 12.5% 4/15/15 (e)	6,070	4,431
		14,320
Steel - 0.9%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (e)	5,550	6,077
11.25% 10/15/18 (e)	1,855	2,003
Severstal Columbus LLC 10.25% 2/15/18	9,725	10,454
		18,534
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - 0.7%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	$ 710	$ 730
8.375% 11/15/20	788	885
Claire's Stores, Inc. 9% 3/15/19 (e)	5,945	6,814
CST Brands, Inc. 5% 5/1/23 (e)	525	539
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (e)(h)	1,940	2,093
Sonic Automotive, Inc.:
7% 7/15/22	1,390	1,552
9% 3/15/18	1,274	1,398
		14,011
Technology - 4.2%
Avaya, Inc.:
7% 4/1/19 (e)	3,352	3,226
10.5% 3/1/21 (e)	5,790	5,334
Ceridian Corp.:
8.875% 7/15/19 (e)	1,755	2,045
11% 3/15/21 (e)	930	1,051
First Data Corp.:
6.75% 11/1/20 (e)	5,350	5,751
11.25% 1/15/21 (e)	4,820	5,013
Freescale Semiconductor, Inc. 10.125% 3/15/18 (e)	5,201	5,760
IAC/InterActiveCorp 4.75% 12/15/22 (e)	2,385	2,397
Infor US, Inc. 9.375% 4/1/19	1,155	1,317
Lucent Technologies, Inc.:
6.45% 3/15/29	12,334	9,621
6.5% 1/15/28	5,415	4,170
Nuance Communications, Inc. 5.375% 8/15/20 (e)	1,040	1,071
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (e)	2,600	2,756
5.75% 3/15/23 (e)	1,195	1,246
9.75% 8/1/18 (e)	502	567
Softbank Corp. 4.5% 4/15/20 (e)	6,480	6,707
Spansion LLC:
7.875% 11/15/17	1,601	1,673
11.25% 1/15/16 (c)(e)	15,415	0
SunGard Data Systems, Inc. 6.625% 11/1/19 (e)	3,600	3,812
VeriSign, Inc. 4.625% 5/1/23 (e)	5,520	5,658
Viasystems, Inc. 7.875% 5/1/19 (e)	3,970	4,238
WEX, Inc. 4.75% 2/1/23 (e)	1,005	1,008
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (e)	$ 5,210	$ 5,848
13.375% 10/15/19 (e)	2,840	3,302
		83,571
Telecommunications - 8.8%
Altice Financing SA 7.875% 12/15/19 (e)	885	978
Altice Finco SA 9.875% 12/15/20 (e)	945	1,076
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,857
Citizens Communications Co. 7.875% 1/15/27	4,949	5,048
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (e)	5,015	6,946
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (e)	1,440	1,523
Digicel Group Ltd.:
6% 4/15/21 (e)	4,580	4,591
7% 2/15/20 (e)	425	442
8.25% 9/1/17 (e)	1,025	1,076
8.25% 9/30/20 (e)	6,645	7,110
10.5% 4/15/18 (e)	1,673	1,853
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	695	705
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (e)	3,509	3,871
Eileme 2 AB 11.625% 1/31/20 (e)	2,605	3,100
Frontier Communications Corp. 7.125% 1/15/23	3,340	3,457
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (e)	4,385	4,747
7.25% 4/1/19	10,665	11,732
7.5% 4/1/21	8,085	9,096
Intelsat Luxembourg SA:
7.75% 6/1/21 (e)	5,560	5,866
8.125% 6/1/23 (e)	6,530	6,954
Level 3 Communications, Inc. 8.875% 6/1/19 (e)	695	766
Level 3 Financing, Inc. 7% 6/1/20 (e)	2,365	2,501
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (e)	3,295	3,534
6.625% 4/1/23 (e)	3,295	3,534
NII Capital Corp. 7.625% 4/1/21	3,836	3,395
NII International Telecom S.C.A. 11.375% 8/15/19 (e)	1,905	2,200
Satelites Mexicanos SA de CV 9.5% 5/15/17	710	769
SBA Communications Corp. 5.625% 10/1/19 (e)	3,075	3,236
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 2,300	$ 2,352
6.9% 5/1/19	9,491	10,310
8.75% 3/15/32	5,730	6,776
Sprint Nextel Corp.:
6% 12/1/16	6,729	7,279
6% 11/15/22	17,695	18,403
7% 8/15/20	9,540	10,446
9% 11/15/18 (e)	10,110	12,435
Wind Acquisition Finance SA 7.25% 2/15/18 (e)	2,581	2,723
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	3,765	3,905
		177,592
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA 8.375% 11/1/19 (e)	2,825	3,037
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (e)(h)	1,185	1,229
		4,266
TOTAL NONCONVERTIBLE BONDS		1,413,167
TOTAL CORPORATE BONDS (Cost $1,334,476)		1,425,552
Common Stocks - 9.9%
	Shares
Air Transportation - 0.2%
Delta Air Lines, Inc. (a)	200,000	3,428
Automotive - 0.3%
Delphi Automotive PLC	123,822	5,722
General Motors Co. (a)	3,029	93
Motors Liquidation Co. GUC Trust (a)	39,254	1,199
		7,014
Banks & Thrifts - 0.3%
Capital Bank Financial Corp. Series A	300,000	5,361
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	10
		5,371
Common Stocks - continued
	Shares	Value (000s)
Broadcasting - 0.2%
Gray Television, Inc. (a)	494,070	$ 3,137
Building Materials - 0.2%
Gibraltar Industries, Inc. (a)	218,217	4,081
Chemicals - 0.4%
LyondellBasell Industries NV Class A	145,195	8,813
Consumer Products - 0.3%
Whirlpool Corp.	50,000	5,714
Containers - 0.1%
Graphic Packaging Holding Co. (a)	267,874	2,014
Diversified Financial Services - 0.4%
2010 Swift Mandatory Common Exchange Security Trust (e)	27,700	343
Citigroup, Inc.	16,564	773
The Blackstone Group LP	350,000	7,193
		8,309
Electric Utilities - 0.3%
The AES Corp.	502,509	6,965
Energy - 1.1%
Access Midstream Partners LP	143,600	5,926
Edgen Group, Inc. Class A	329,254	2,255
Ocean Rig UDW, Inc. (United States) (a)	350,000	5,733
The Williams Companies, Inc.	90,000	3,432
Vantage Drilling Co. (a)	3,000,000	5,070
		22,416
Gaming - 0.7%
Las Vegas Sands Corp.	100,000	5,625
PB Investor I LLC	11,653	17
Penn National Gaming, Inc. (a)	100,000	5,855
Station Holdco LLC (a)(i)(j)	1,531,479	2,236
Station Holdco LLC:
unit (i)(j)	3,411	0*
warrants 6/15/18 (a)(i)(j)	96,849	6
		13,739
Healthcare - 1.7%
Express Scripts Holding Co. (a)	290,000	17,217
Tenet Healthcare Corp. (a)	213,675	9,692
Universal Health Services, Inc. Class B	120,000	7,991
		34,900
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	10,400	499
Common Stocks - continued
	Shares	Value (000s)
Hotels - 0.3%
Hyatt Hotels Corp. Class A (a)	145,000	$ 6,189
Insurance - 0.3%
H&R Block, Inc.	200,000	5,548
Leisure - 0.3%
Town Sports International Holdings, Inc.	584,202	5,883
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(j)	4,323	32
Restaurants - 0.3%
Dunkin' Brands Group, Inc.	171,900	6,671
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	7,916	18
Super Retail - 0.3%
Dollar General Corp. (a)	100,000	5,209
Technology - 1.8%
Cirrus Logic, Inc. (a)	203,000	3,920
Facebook, Inc. Class A	96,094	2,668
Flextronics International Ltd. (a)	597,300	4,271
Freescale Semiconductor Holdings I Ltd. (a)	131,900	2,042
NXP Semiconductors NV (a)	136,511	3,761
Oracle Corp.	225,000	7,376
Skyworks Solutions, Inc. (a)	200,000	4,414
Spansion, Inc. Class A	80,804	1,050
Xerox Corp.	710,000	6,092
		35,594
Telecommunications - 0.1%
Broadview Networks Holdings, Inc.	189,475	2,558
Pendrell Corp. (a)	37,472	63
		2,621
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(j)	42,253	319
Express, Inc. (a)	291,300	5,305
		5,624
TOTAL COMMON STOCKS (Cost $185,796)		199,789
Preferred Stocks - 4.3%

Convertible Preferred Stocks - 1.3%
Automotive - 0.4%
General Motors Co. 4.75%	191,400	8,896
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Electric Utilities - 0.4%
PPL Corp.:
8.75%	96,400	$ 5,550
9.50%	44,400	2,595
		8,145
Energy - 0.3%
Apache Corp. 6.00%	21,900	927
Chesapeake Energy Corp. Series A, 5.75% (e)	5,700	5,764
		6,691
Metals/Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	159,100	3,771
TOTAL CONVERTIBLE PREFERRED STOCKS		27,503
Nonconvertible Preferred Stocks - 3.0%
Banks & Thrifts - 1.0%
Ally Financial, Inc. 7.00% (e)	16,214	16,052
Goldman Sachs Group, Inc. Series J, 5.50%	163,562	4,208
		20,260
Consumer Products - 1.2%
Revlon, Inc. Series A 12.75%	4,464,520	24,198
Diversified Financial Services - 0.8%
GMAC Capital Trust I Series 2, 8.125%	557,547	15,271
TOTAL NONCONVERTIBLE PREFERRED STOCKS		59,729
TOTAL PREFERRED STOCKS (Cost $138,088)		87,232
Floating Rate Loans - 11.4%
		Principal Amount (000s)(d)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.6992% 3/23/14 (h)		$ 6,657	6,648
Automotive - 0.0%
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (h)		530	539
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
Broadcasting - 0.1%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (h)		$ 993	$ 1,005
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (h)		60	62
			1,067
Capital Goods - 0.6%
Remy International, Inc. Tranche B, term loan 4.25% 3/5/20 (h)		10,973	11,069
Consumer Products - 0.1%
Reddy Ice Corp. Tranche 1LN, term loan 6.75% 4/28/19 (h)		2,705	2,725
Diversified Financial Services - 0.4%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (h)		8,085	8,328
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (h)		317	321
			8,649
Diversified Media - 0.0%
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (h)		202	204
Electric Utilities - 1.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7313% 10/10/17 (h)		27,469	20,156
Energy - 0.8%
Alon USA Partners LP term loan 9.25% 11/13/18 (h)		1,294	1,339
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)		7,635	7,902
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (h)		1,571	1,590
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (h)		3,577	3,626
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)		845	860
Panda Temple Power, LLC term loan 7.25% 4/3/19 (h)		400	407
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (h)		535	541
			16,265
Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	337	334
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
Food & Drug Retail - 0.1%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (h)		$ 1,320	$ 1,337
Tranche 2LN, term loan 5.75% 8/21/20 (h)		200	208
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (h)		720	724
			2,269
Gaming - 1.0%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (h)		620	625
Tranche 2LN, term loan 8.75% 2/20/20 (h)		615	627
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (h)		980	1,024
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (h)		3,407	3,449
Tranche B 6LN, term loan 5.4502% 1/28/18 (h)		7,964	7,227
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (h)		1,032	1,048
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (h)		5,325	5,392
			19,392
Healthcare - 0.8%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/8/20 (h)		3,690	3,745
Tranche B 1LN, term loan 4.5% 8/8/19 (h)		3,355	3,363
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (h)		1,350	1,353
Genesis HealthCare Corp. Tranche B, term loan 10.0024% 12/4/17 (h)		3,679	3,661
MModal, Inc. Tranche B, term loan 6.75% 8/17/19 (h)		1,830	1,794
VWR Funding, Inc. Tranche B, term loan 4.2037% 4/3/17 (h)		1,875	1,899
			15,815
Homebuilders/Real Estate - 0.4%
Realogy Corp. Credit-Linked Deposit 4.4537% 10/10/16 (h)		1,317	1,314
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (h)		6,455	6,520
			7,834
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
Insurance - 0.8%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (h)		$ 10,967	$ 11,105
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (h)		4,225	4,542
			15,647
Leisure - 0.4%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 5/16/20 (h)		7,425	7,611
Metals/Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (h)		314	318
Tranche B 2LN, term loan 8.75% 1/25/21 (h)		190	194
			512
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 4/26/19 (h)		2,525	2,538
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (c)		8,620	86
			2,624
Publishing/Printing - 0.4%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (h)		272	275
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (h)		7,110	7,003
			7,278
Restaurants - 0.5%
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (h)		9,606	9,738
Services - 0.1%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (h)		364	368
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (h)		369	371
SourceHOV LLC:
Tranche 2LN, term loan 8.75% 4/30/19 (h)		240	244
Tranche B 1LN, term loan 5.25% 4/30/18 (h)		325	328
			1,311
Technology - 1.3%
First Data Corp. term loan 4.1992% 3/24/18 (h)		20,530	20,479
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
Technology - continued
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (h)		$ 3,275	$ 3,447
NXP BV Tranche A 1LN, term loan 4.5% 3/4/17 (h)		2,795	2,858
			26,784
Telecommunications - 2.2%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (h)		1,425	1,400
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (h)		200	205
Tranche B 1LN, term loan 6% 2/14/19 (h)		1,355	1,384
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (h)		4,590	4,636
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (h)		100	102
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (h)		4,439	4,517
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15		11,702	11,936
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind		18,789	19,306
			43,486
TOTAL FLOATING RATE LOANS (Cost $233,023)			227,957
Preferred Securities - 1.2%

Banks & Thrifts - 0.3%
JPMorgan Chase & Co. 5.15% (f)(h)	6,350	6,460
Diversified Financial Services - 0.9%
Citigroup, Inc.:
5.35% (f)(h)	12,545	12,581
5.95% (f)(h)	4,815	5,188
		17,769
TOTAL PREFERRED SECURITIES (Cost $23,710)		24,229
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b) (Cost $41,911)	41,911,457	$ 41,911
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,957,004)		2,006,670
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,612
NET ASSETS - 100%		$ 2,009,282
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $624,295,000 or 31.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,594,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11	$ 1,450
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 69
Fidelity Securities Lending Cash Central Fund	17
Total	$ 86
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 73,656	$ 71,046	$ -	$ 2,610
Consumer Staples	24,198	24,198	-	-
Energy	26,852	21,088	5,764	-
Financials	49,710	29,107	20,603	-
Health Care	34,900	34,900	-	-
Industrials	9,845	9,845	-	-
Information Technology	35,594	35,594	-	-
Materials	14,598	14,598	-	-
Telecommunication Services	2,558	-	-	2,558
Utilities	15,110	9,560	5,550	-
Corporate Bonds	1,425,552	-	1,425,551	1
Floating Rate Loans	227,957	-	195,376	32,581
Preferred Securities	24,229	-	24,229	-
Money Market Funds	41,911	41,911	-	-
Total Investments in Securities:	$ 2,006,670	$ 291,847	$ 1,677,073	$ 37,750
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ 24,287
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(24,287)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ -
Floating Rate Loans
Beginning Balance	$ 337
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	371
Cost of Purchases	980
Proceeds of Sales	(2)
Amortization/Accretion	33
Transfers in to Level 3	30,862
Transfers out of Level 3	-
Ending Balance	$ 32,581
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ 371
Other Investments in Securities
Beginning Balance	$ 3,582
Total Realized Gain (Loss)	(53)
Total Unrealized Gain (Loss)	(957)
Cost of Purchases	3,206
Proceeds of Sales	(609)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,169
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ (1,010)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.9%
Luxembourg	3.7%
Netherlands	1.7%
Cayman Islands	1.4%
Canada	1.1%
Others (Individually Less Than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,915,093)	$ 1,964,759
Fidelity Central Funds (cost $41,911)	41,911
Total Investments (cost $1,957,004)		$ 2,006,670
Cash		40
Receivable for investments sold		7,158
Receivable for fund shares sold		1,540
Dividends receivable		613
Interest receivable		28,349
Distributions receivable from Fidelity Central Funds		6
Prepaid expenses		2
Other receivables		66
Total assets		2,044,444

Liabilities
Payable for investments purchased Regular delivery	$ 18,841
Delayed delivery	8,330
Payable for fund shares redeemed	4,758
Distributions payable	1,443
Accrued management fee	935
Distribution and service plan fees payable	445
Other affiliated payables	314
Other payables and accrued expenses	96
Total liabilities		35,162

Net Assets		$ 2,009,282
Net Assets consist of:
Paid in capital		$ 2,423,484
Undistributed net investment income		46,805
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(510,677)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,670
Net Assets		$ 2,009,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($755,521 ÷ 70,375 shares)	$ 10.74

Maximum offering price per share (100/96.00 of $10.74)	$ 11.19
Class T: Net Asset Value and redemption price per share ($554,825 ÷ 51,420 shares)	$ 10.79

Maximum offering price per share (100/96.00 of $10.79)	$ 11.24
Class B: Net Asset Value and offering price per share ($24,218 ÷ 2,271 shares)A	$ 10.66

Class C: Net Asset Value and offering price per share ($190,989 ÷ 17,821 shares)A	$ 10.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($483,729 ÷ 47,803 shares)	$ 10.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 7,066
Interest		59,101
Income from Fidelity Central Funds		86
Total income		66,253

Expenses
Management fee	$ 5,542
Transfer agent fees	1,544
Distribution and service plan fees	2,636
Accounting and security lending fees	324
Custodian fees and expenses	20
Independent trustees' compensation	6
Registration fees	59
Audit	40
Legal	14
Miscellaneous	8
Total expenses before reductions	10,193
Expense reductions	(32)	10,161
Net investment income (loss)		56,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,012
Foreign currency transactions	(95)
Total net realized gain (loss)		29,917
Change in net unrealized appreciation (depreciation) on: Investment securities	80,827
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		80,831
Net gain (loss)		110,748
Net increase (decrease) in net assets resulting from operations		$ 166,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,092	$ 118,248
Net realized gain (loss)	29,917	8,355
Change in net unrealized appreciation (depreciation)	80,831	118,310
Net increase (decrease) in net assets resulting from operations	166,840	244,913
Distributions to shareholders from net investment income	(45,701)	(127,820)
Distributions to shareholders from net realized gain	(24,025)	-
Total distributions	(69,726)	(127,820)
Share transactions - net increase (decrease)	(42,653)	(65,223)
Redemption fees	124	323
Total increase (decrease) in net assets	54,585	52,193

Net Assets
Beginning of period	1,954,697	1,902,504
End of period (including undistributed net investment income of $46,805 and undistributed net investment income of $36,414, respectively)	$ 2,009,282	$ 1,954,697
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 9.59	$ 9.87	$ 8.60	$ 6.44	$ 10.70
Income from Investment Operations
Net investment income (loss) E	.299	.607	.593	.650	.587	.712
Net realized and unrealized gain (loss)	.597	.658	(.238)	1.185	2.033	(4.326)
Total from investment operations	.896	1.265	.355	1.835	2.620	(3.614)
Distributions from net investment income	(.240)	(.647)	(.639)	(.550)	(.465)	(.650)
Distributions from net realized gain	(.127)	-	-	(.020)	-	-
Total distributions	(.367)	(.647)	(.639)	(.570)	(.465)	(.650)
Redemption fees added to paid in capital E	.001	.002	.004	.005	.005	.004
Net asset value, end of period	$ 10.74	$ 10.21	$ 9.59	$ 9.87	$ 8.60	$ 6.44
Total Return B, C, D	8.96%	13.78%	3.57%	22.06%	43.51%	(35.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.03%	1.03%	1.03%	1.07%	1.07%
Expenses net of fee waivers, if any	1.03% A	1.03%	1.03%	1.03%	1.07%	1.07%
Expenses net of all reductions	1.03% A	1.03%	1.03%	1.03%	1.07%	1.07%
Net investment income (loss)	5.77% A	6.18%	5.93%	7.03%	8.68%	7.64%
Supplemental Data
Net assets, end of period (in millions)	$ 756	$ 705	$ 659	$ 722	$ 703	$ 519
Portfolio turnover rate G	65% A	66%	68%	53%	49%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 9.64	$ 9.92	$ 8.64	$ 6.47	$ 10.74
Income from Investment Operations
Net investment income (loss) E	.301	.610	.597	.653	.586	.722
Net realized and unrealized gain (loss)	.595	.656	(.241)	1.193	2.046	(4.344)
Total from investment operations	.896	1.266	.356	1.846	2.632	(3.622)
Distributions from net investment income	(.240)	(.648)	(.640)	(.551)	(.467)	(.652)
Distributions from net realized gain	(.127)	-	-	(.020)	-	-
Total distributions	(.367)	(.648)	(.640)	(.571)	(.467)	(.652)
Redemption fees added to paid in capital E	.001	.002	.004	.005	.005	.004
Net asset value, end of period	$ 10.79	$ 10.26	$ 9.64	$ 9.92	$ 8.64	$ 6.47
Total Return B, C, D	8.92%	13.72%	3.56%	22.09%	43.50%	(35.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.02%	1.02%	1.02%	1.05%	1.04%
Expenses net of fee waivers, if any	1.02% A	1.02%	1.02%	1.02%	1.05%	1.04%
Expenses net of all reductions	1.02% A	1.02%	1.02%	1.02%	1.05%	1.04%
Net investment income (loss)	5.79% A	6.19%	5.94%	7.04%	8.70%	7.67%
Supplemental Data
Net assets, end of period (in millions)	$ 555	$ 547	$ 543	$ 645	$ 678	$ 542
Portfolio turnover rate G	65% A	66%	68%	53%	49%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.53	$ 9.82	$ 8.56	$ 6.41	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.259	.532	.519	.581	.532	.652
Net realized and unrealized gain (loss)	.579	.663	(.245)	1.180	2.033	(4.309)
Total from investment operations	.838	1.195	.274	1.761	2.565	(3.657)
Distributions from net investment income	(.202)	(.577)	(.568)	(.486)	(.420)	(.587)
Distributions from net realized gain	(.127)	-	-	(.020)	-	-
Total distributions	(.329)	(.577)	(.568)	(.506)	(.420)	(.587)
Redemption fees added to paid in capital E	.001	.002	.004	.005	.005	.004
Net asset value, end of period	$ 10.66	$ 10.15	$ 9.53	$ 9.82	$ 8.56	$ 6.41
Total Return B, C, D	8.42%	13.06%	2.75%	21.20%	42.62%	(35.83)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.75%	1.75%	1.74%	1.76%	1.77%
Expenses net of fee waivers, if any	1.77% A	1.75%	1.75%	1.74%	1.75%	1.75%
Expenses net of all reductions	1.76% A	1.75%	1.74%	1.74%	1.75%	1.75%
Net investment income (loss)	5.04% A	5.46%	5.21%	6.32%	8.00%	6.96%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 28	$ 38	$ 52	$ 65	$ 59
Portfolio turnover rate G	65% A	66%	68%	53%	49%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 9.58	$ 9.86	$ 8.59	$ 6.44	$ 10.69
Income from Investment Operations
Net investment income (loss) E	.259	.533	.518	.581	.536	.645
Net realized and unrealized gain (loss)	.598	.649	(.237)	1.186	2.025	(4.318)
Total from investment operations	.857	1.182	.281	1.767	2.561	(3.673)
Distributions from net investment income	(.201)	(.574)	(.565)	(.482)	(.416)	(.581)
Distributions from net realized gain	(.127)	-	-	(.020)	-	-
Total distributions	(.328)	(.574)	(.565)	(.502)	(.416)	(.581)
Redemption fees added to paid in capital E	.001	.002	.004	.005	.005	.004
Net asset value, end of period	$ 10.72	$ 10.19	$ 9.58	$ 9.86	$ 8.59	$ 6.44
Total Return B, C, D	8.57%	12.85%	2.81%	21.20%	42.32%	(35.83)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.79% A	1.78%	1.77%	1.77%	1.81%	1.81%
Expenses net of fee waivers, if any	1.79% A	1.78%	1.77%	1.77%	1.81%	1.81%
Expenses net of all reductions	1.78% A	1.77%	1.77%	1.77%	1.81%	1.81%
Net investment income (loss)	5.02% A	5.44%	5.19%	6.29%	7.94%	6.90%
Supplemental Data
Net assets, end of period (in millions)	$ 191	$ 180	$ 164	$ 186	$ 185	$ 131
Portfolio turnover rate G	65% A	66%	68%	53%	49%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.10	$ 9.40	$ 8.22	$ 6.18	$ 10.29
Income from Investment Operations
Net investment income (loss) D	.295	.598	.595	.642	.570	.701
Net realized and unrealized gain (loss)	.555	.623	(.233)	1.128	1.949	(4.140)
Total from investment operations	.850	1.221	.362	1.770	2.519	(3.439)
Distributions from net investment income	(.254)	(.673)	(.666)	(.575)	(.484)	(.675)
Distributions from net realized gain	(.127)	-	-	(.020)	-	-
Total distributions	(.381)	(.673)	(.666)	(.595)	(.484)	(.675)
Redemption fees added to paid in capital D	.001	.002	.004	.005	.005	.004
Net asset value, end of period	$ 10.12	$ 9.65	$ 9.10	$ 9.40	$ 8.22	$ 6.18
Total Return B, C	9.01%	14.07%	3.83%	22.33%	43.81%	(35.17)%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.78%	.77%	.78%	.81%	.80%
Expenses net of fee waivers, if any	.77% A	.78%	.77%	.78%	.81%	.80%
Expenses net of all reductions	.77% A	.78%	.77%	.78%	.81%	.80%
Net investment income (loss)	6.04% A	6.44%	6.19%	7.28%	8.94%	7.91%
Supplemental Data
Net assets, end of period (in millions)	$ 484	$ 495	$ 498	$ 1,336	$ 1,245	$ 1,190
Portfolio turnover rate F	65% A	66%	68%	53%	49%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, defaulted bonds, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 181,990
Gross unrealized depreciation	(119,431)
Net unrealized appreciation (depreciation) on securities and other investments	$ 62,559

Tax cost	$ 1,944,111

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (4,443)
2017	(511,701)
Total capital loss carryforward	$ (516,144)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $617,018 and $609,290, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 913	$ 15
Class T	-%	.25%	685	6
Class B	.65%	.25%	117	84
Class C	.75%	.25%	921	111
			$ 2,636	$ 216

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23
Class T	6
Class B*	15
Class C*	6
$ 50

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 592.16
Class T	412.15
Class B	31.24
Class C	146.16
Institutional Class	363.15
	$ 1,544

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 16,794	$ 43,912
Class T	12,570	35,499
Class B	507	2,022
Class C	3,563	9,907
Institutional Class	12,267	36,480
Total	$ 45,701	$ 127,820
From net realized gain
Class A	$ 8,703	$ -
Class T	6,597	-
Class B	336	-
Class C	2,235	-
Institutional Class	6,154	-
Total	$ 24,025	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	9,968	18,603	$ 104,076	$ 182,841
Reinvestment of distributions	1,995	3,559	20,736	34,515
Shares redeemed	(10,634)	(21,765)	(110,983)	(211,896)
Net increase (decrease)	1,329	397	$ 13,829	$ 5,460
Class T
Shares sold	3,851	7,732	$ 40,207	$ 75,969
Reinvestment of distributions	1,599	3,085	16,701	30,041
Shares redeemed	(7,301)	(13,930)	(76,238)	(136,475)
Net increase (decrease)	(1,851)	(3,113)	$ (19,330)	$ (30,465)
Class B
Shares sold	85	142	$ 893	$ 1,376
Reinvestment of distributions	62	150	635	1,439
Shares redeemed	(614)	(1,550)	(6,364)	(15,097)
Net increase (decrease)	(467)	(1,258)	$ (4,836)	$ (12,282)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	1,641	2,938	$ 17,135	$ 28,899
Reinvestment of distributions	416	724	4,307	6,996
Shares redeemed	(1,891)	(3,160)	(19,688)	(30,892)
Net increase (decrease)	166	502	$ 1,754	$ 5,003
Institutional Class
Shares sold	6,212	13,530	$ 61,132	$ 125,150
Reinvestment of distributions	1,490	3,034	14,614	27,883
Shares redeemed	(11,232)	(19,981)	(109,816)	(185,972)
Net increase (decrease)	(3,530)	(3,417)	$ (34,070)	$ (32,939)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

HY-USAN-0613
1.784886.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

High Income Advantage

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.03%
Actual		$ 1,000.00	$ 1,089.60	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class T	1.02%
Actual		$ 1,000.00	$ 1,089.20	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class B	1.77%
Actual		$ 1,000.00	$ 1,084.20	$ 9.15
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Class C	1.79%
Actual		$ 1,000.00	$ 1,085.70	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.92	$ 8.95
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,090.10	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.1	4.0
GMAC LLC	3.3	2.8
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	3.2	2.2
Sprint Nextel Corp.	2.4	1.8
HCA, Inc.	1.9	2.1
	14.9
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.1	10.4
Energy	9.6	9.0
Diversified Financial Services	9.3	8.8
Electric Utilities	9.1	8.7
Healthcare	8.5	9.6
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
BBB 1.4%	BBB 1.9%
BB 19.3%	BB 18.1%
B 45.5%	B 43.1%
CCC,CC,C 15.0%	CCC,CC,C 15.3%
D 0.0%	D 0.2%
Not Rated 2.4%	Not Rated 3.1%
Equities 14.2%	Equities 12.6%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 5.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Nonconvertible Bonds 70.4%		Nonconvertible Bonds 67.2%
	Convertible Bonds, Preferred Stocks 4.9%		Convertible Bonds, Preferred Stocks 5.6%
	Common Stocks 9.9%		Common Stocks and Investment Companies 7.6%
	Floating Rate Loans 11.4%		Floating Rate Loans 13.6%
	Other Investments 1.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 2.2%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	13.1%	** Foreign investments	10.4%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 71.0%
	Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.6%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (e)	$ 3,692	$ 3,886
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (e)	38	31
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	410	415
Headwaters, Inc. 2.5% 2/1/14	5,659	5,602
		6,017
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15	2,580	2,451
TOTAL CONVERTIBLE BONDS		12,385
Nonconvertible Bonds - 70.4%
Aerospace - 0.1%
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (e)	1,510	1,521
Series 2013-1B Class B, 5.625% 1/15/21 (e)	645	661
GenCorp, Inc. 7.125% 3/15/21 (e)	525	566
		2,748
Air Transportation - 0.3%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	973	1,046
6.125% 4/29/18 (e)	670	683
7.339% 4/19/14	379	387
9.25% 5/10/17	1,410	1,581
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	2,504	2,905
		6,602
Automotive - 2.7%
Affinia Group, Inc. 7.75% 5/1/21 (e)	405	417
ArvinMeritor, Inc. 8.125% 9/15/15	3,940	4,255
Continental Rubber of America Corp. 4.5% 9/15/19 (e)	1,240	1,290
Ford Motor Credit Co. LLC 5.875% 8/2/21	8,400	9,802
General Motors Acceptance Corp. 8% 11/1/31	5,030	6,564
General Motors Corp.:
6.75% 5/1/28 (c)	547	0
7.125% 7/15/13 (c)	1,583	0
7.2% 1/15/11 (c)	3,997	0
7.4% 9/1/25 (c)	273	0
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Corp.: - continued
7.7% 4/15/16 (c)	$ 980	$ 0
8.25% 7/15/23 (c)	7,625	0
8.375% 7/15/33 (c)	23,416	0
General Motors Financial Co., Inc.:
4.75% 8/15/17 (e)	14,155	14,934
6.75% 6/1/18	10,220	11,651
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,930	1,959
Tenneco, Inc. 6.875% 12/15/20	3,362	3,711
		54,583
Banks & Thrifts - 4.0%
Ally Financial, Inc.:
5.5% 2/15/17	8,000	8,750
8% 3/15/20	4,150	5,219
GMAC LLC:
8% 12/31/18	25,964	31,287
8% 11/1/31	26,122	34,407
Washington Mutual Bank 5.5% 1/15/49 (c)	10,000	1
		79,664
Broadcasting - 0.4%
AMC Networks, Inc. 7.75% 7/15/21	500	575
Clear Channel Communications, Inc.:
5.5% 9/15/14	6,735	6,617
5.5% 12/15/16	1,938	1,424
		8,616
Building Materials - 1.5%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)	595	619
Associated Materials LLC 9.125% 11/1/17	1,809	1,954
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (e)	540	581
CEMEX Finance LLC 9.375% 10/12/22 (e)	2,305	2,651
CEMEX SA de CV:
5.2836% 9/30/15 (e)(h)	4,305	4,456
5.875% 3/25/19 (e)	1,235	1,257
Gibraltar Industries, Inc. 6.25% 2/1/21 (e)	300	322
HD Supply, Inc.:
8.125% 4/15/19	4,460	5,045
10.5% 1/15/21	1,225	1,283
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (e)(h)	$ 520	$ 578
Nortek, Inc. 8.5% 4/15/21 (e)	1,520	1,695
Ply Gem Industries, Inc. 8.25% 2/15/18	5,925	6,488
USG Corp.:
6.3% 11/15/16	275	293
7.875% 3/30/20 (e)	1,390	1,581
9.75% 1/15/18	1,585	1,882
		30,685
Cable TV - 1.8%
Bresnan Broadband Holdings LLC 8% 12/15/18 (e)	1,214	1,329
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,576
5.25% 3/15/21 (e)	2,245	2,307
5.75% 9/1/23 (e)	1,545	1,603
5.75% 1/15/24 (g)	6,890	7,148
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	535	568
DISH DBS Corp.:
5.875% 7/15/22	4,240	4,325
6.75% 6/1/21	5,260	5,681
Lynx I Corp. 5.375% 4/15/21 (e)	1,260	1,355
Lynx II Corp. 6.375% 4/15/23 (e)	710	770
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (e)	2,145	2,220
7.5% 3/15/19 (e)	705	774
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	3,060	3,312
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	1,900	2,085
		36,053
Capital Goods - 0.1%
Anixter International, Inc. 5.625% 5/1/19	1,090	1,164
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,458
		2,622
Chemicals - 1.8%
Axiall Corp. 4.875% 5/15/23 (e)	620	643
Eagle Spinco, Inc. 4.625% 2/15/21 (e)	1,055	1,108
Hexion U.S. Finance Corp. 6.625% 4/15/20 (e)	4,605	4,801
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
INEOS Group Holdings PLC 8.5% 2/15/16 (e)	$ 5,260	$ 5,345
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	1,550	1,752
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	5,165	5,630
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)	1,630	1,663
PolyOne Corp. 5.25% 3/15/23 (e)	2,215	2,281
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)	11,535	11,549
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)	960	1,024
		35,796
Consumer Products - 0.6%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (e)	2,360	2,472
Prestige Brands, Inc. 8.125% 2/1/20	335	384
Reddy Ice Corp. 11.25% 3/15/15	6,095	6,438
Revlon Consumer Products Corp. 5.75% 2/15/21 (e)	1,800	1,859
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)	565	617
6.625% 11/15/22 (e)	670	739
		12,509
Containers - 2.7%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (e)	2,911	3,110
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	846	933
9.125% 10/15/20 (e)	3,369	3,807
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (e)	450	459
7% 11/15/20 (e)	1,175	1,243
9.125% 10/15/20 (e)	1,045	1,178
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	875	971
Graphic Packaging International, Inc. 4.75% 4/15/21	615	635
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	3,400	3,672
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	10,505	10,951
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
6.875% 2/15/21	$ 7,339	$ 8,000
7.875% 8/15/19	8,387	9,393
8.25% 2/15/21	6,144	6,520
Sealed Air Corp. 6.5% 12/1/20 (e)	1,730	1,933
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	1,830	2,013
		54,818
Diversified Financial Services - 6.8%
CIT Group, Inc.:
4.75% 2/15/15 (e)	7,330	7,715
5% 8/15/22	3,555	3,976
5.25% 3/15/18	4,965	5,486
5.375% 5/15/20	4,400	4,961
5.5% 2/15/19 (e)	8,075	9,105
Citigroup, Inc. 5.9% (f)(h)	9,045	9,444
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	4,575	4,918
International Lease Finance Corp.:
3.875% 4/15/18	7,210	7,300
4.625% 4/15/21	6,990	7,095
4.875% 4/1/15	2,440	2,565
5.625% 9/20/13	10,655	10,815
5.65% 6/1/14	351	364
5.75% 5/15/16	6,040	6,570
5.875% 5/1/13	7,975	7,975
6.625% 11/15/13	10,401	10,700
7.125% 9/1/18 (e)	10,309	12,268
8.25% 12/15/20	1,580	1,975
8.625% 9/15/15	2,342	2,673
8.625% 1/15/22	11,305	14,697
Reliance Intermediate Holdings LP 9.5% 12/15/19 (e)	4,970	5,467
		136,069
Diversified Media - 2.0%
Checkout Holding Corp. 0% 11/15/15 (e)	8,700	6,786
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (e)	1,225	1,302
6.5% 11/15/22 (e)	3,315	3,555
7.625% 3/15/20	900	961
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Clear Channel Worldwide Holdings, Inc.: - continued
7.625% 3/15/20	$ 6,300	$ 6,788
Lamar Media Corp. 7.875% 4/15/18	1,810	1,977
Liberty Media Corp.:
8.25% 2/1/30	469	525
8.5% 7/15/29	529	598
National CineMedia LLC:
6% 4/15/22	4,035	4,378
7.875% 7/15/21	2,050	2,311
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (e)	2,905	2,967
7.75% 10/15/18	4,395	4,900
11.625% 2/1/14	1,424	1,533
WMG Acquisition Corp. 6% 1/15/21 (e)	755	806
		39,387
Electric Utilities - 7.4%
Atlantic Power Corp. 9% 11/15/18	2,525	2,658
Calpine Corp. 7.875% 1/15/23 (e)	8,352	9,563
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	6,332	7,274
10% 12/1/20 (e)	8,903	10,094
11% 10/1/21	10,347	11,511
11.75% 3/1/22 (e)	29,455	33,726
GenOn Energy, Inc.:
9.5% 10/15/18	795	944
9.875% 10/15/20	2,640	3,049
InterGen NV 9% 6/30/17 (e)	13,249	13,415
Mirant Americas Generation LLC:
8.5% 10/1/21	10,565	12,520
9.125% 5/1/31	2,645	2,989
NRG Energy, Inc. 6.625% 3/15/23 (e)	5,105	5,564
Puget Energy, Inc.:
5.625% 7/15/22	6,125	6,870
6% 9/1/21	3,305	3,806
6.5% 12/15/20	1,935	2,263
RRI Energy, Inc. 7.625% 6/15/14	3,035	3,225
The AES Corp.:
4.875% 5/15/23	725	740
7.375% 7/1/21	2,400	2,856
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.:
5.55% 11/15/14	$ 7,757	$ 7,049
6.5% 11/15/24	6,361	4,644
6.55% 11/15/34	4,295	3,049
		147,809
Energy - 7.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	2,720	2,802
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,392
7% 5/20/22	2,700	3,024
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (e)	1,885	1,923
Chesapeake Energy Corp.:
5.375% 6/15/21	2,185	2,278
5.75% 3/15/23	2,170	2,354
Continental Resources, Inc. 4.5% 4/15/23 (e)	2,965	3,135
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	1,265	1,322
7.75% 4/1/19 (e)	1,830	1,885
Denbury Resources, Inc. 4.625% 7/15/23	7,520	7,501
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (e)	1,440	1,454
Edgen Murray Corp. 8.75% 11/1/20 (e)	1,880	2,016
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,594
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,440	1,627
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (e)(h)	2,275	2,333
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	2,515	2,678
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	3,975	4,621
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,435	2,563
Forbes Energy Services Ltd. 9% 6/15/19	10,565	10,433
Forest Oil Corp.:
7.25% 6/15/19	2,665	2,698
7.5% 9/15/20 (e)	1,585	1,688
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (e)	935	986
Gulfmark Offshore, Inc. 6.375% 3/15/22	560	584
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Halcon Resources Corp. 8.875% 5/15/21 (e)	$ 1,680	$ 1,798
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	2,147	2,201
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (e)	790	831
8.125% 12/1/19	2,010	2,286
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	5,910	6,176
6.5% 5/15/19	2,740	2,891
8.625% 4/15/20	3,942	4,405
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	995	1,092
Offshore Group Investment Ltd.:
7.125% 4/1/23 (e)	2,445	2,561
7.5% 11/1/19 (e)	11,570	12,553
Oil States International, Inc. 6.5% 6/1/19	2,140	2,301
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)	4,455	4,711
Precision Drilling Corp.:
6.5% 12/15/21	495	536
6.625% 11/15/20	2,205	2,370
Pride International, Inc. 6.875% 8/15/20	1,839	2,337
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,735	1,856
RDS Ultra-Deepwater Ltd. 11.875% 3/15/17 (e)	2,175	2,409
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23	2,440	2,666
Rockies Express Pipeline LLC 6% 1/15/19 (e)	3,610	3,547
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,370
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	1,150	1,285
Tesoro Corp.:
4.25% 10/1/17	1,255	1,321
5.375% 10/1/22	1,415	1,507
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (e)	425	453
Unit Corp. 6.625% 5/15/21	7,190	7,675
Venoco, Inc. 11.5% 10/1/17	5,041	5,432
Western Refining, Inc. 6.25% 4/1/21 (e)	905	932
		142,393
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - 0.2%
Cinemark USA, Inc.:
5.125% 12/15/22 (e)	$ 570	$ 590
7.375% 6/15/21	1,085	1,226
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (e)	1,320	1,432
Regal Entertainment Group 5.75% 2/1/25	555	561
		3,809
Environmental - 0.6%
Clean Harbors, Inc. 5.125% 6/1/21 (e)	1,180	1,236
Covanta Holding Corp.:
6.375% 10/1/22	1,990	2,178
7.25% 12/1/20	2,684	2,982
Tervita Corp.:
8% 11/15/18 (e)	1,680	1,760
9.75% 11/1/19 (e)	4,285	4,210
		12,366
Food & Drug Retail - 2.0%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	1,700	1,891
ESAL GmbH 6.25% 2/5/23 (e)	1,505	1,496
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)	12,430	12,632
Nutritional Sourcing Corp. 10.125% 8/1/09 (c)	7,424	0
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	975	1,018
Rite Aid Corp.:
6.875% 12/15/28 (e)	900	873
7.5% 3/1/17	5,844	6,019
7.7% 2/15/27	1,975	2,064
9.5% 6/15/17	12,514	13,015
Tops Markets LLC 8.875% 12/15/17 (e)	1,095	1,228
		40,236
Food/Beverage/Tobacco - 0.3%
Constellation Brands, Inc.:
3.75% 5/1/21 (g)	575	575
4.25% 5/1/23 (g)	865	865
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (e)	660	730
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (e)(h)	$ 685	$ 719
Post Holdings, Inc. 7.375% 2/15/22	2,370	2,631
		5,520
Gaming - 1.5%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	530	583
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,125	3,016
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20 (e)	2,865	2,818
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	655	630
Graton Economic Development Authority 9.625% 9/1/19 (e)	1,730	1,964
MCE Finance Ltd. 5% 2/15/21 (e)	2,100	2,121
MGM Mirage, Inc.:
6.625% 12/15/21	1,795	1,943
6.875% 4/1/16	820	900
8.625% 2/1/19	5,000	5,913
Pinnacle Entertainment, Inc. 7.75% 4/1/22	700	767
Studio City Finance Ltd. 8.5% 12/1/20 (e)	8,920	9,990
		30,645
Healthcare - 6.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	4,441	4,863
Community Health Systems, Inc.:
5.125% 8/15/18	2,075	2,220
7.125% 7/15/20	2,080	2,332
DaVita, Inc.:
5.75% 8/15/22	1,970	2,098
6.625% 11/1/20	2,109	2,312
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	995	1,152
HCA Holdings, Inc.:
6.25% 2/15/21	2,265	2,492
7.75% 5/15/21	19,194	21,689
HCA, Inc.:
4.75% 5/1/23	4,475	4,665
5.875% 3/15/22	8,635	9,585
6.5% 2/15/20	16,395	18,936
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
7.5% 2/15/22	$ 5,095	$ 6,089
HealthSouth Corp. 5.75% 11/1/24	1,275	1,326
IMS Health, Inc. 6% 11/1/20 (e)	1,175	1,257
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)	4,780	4,111
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	4,945	5,365
6.75% 10/15/22	2,631	2,927
Rural/Metro Corp. 10.125% 7/15/19 (e)	1,515	1,545
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,340	2,551
Teleflex, Inc. 6.875% 6/1/19	2,515	2,729
Tenet Healthcare Corp.:
4.5% 4/1/21 (e)	1,670	1,703
4.75% 6/1/20 (e)	1,665	1,723
6.75% 2/1/20	1,800	1,953
8.875% 7/1/19	4,434	4,977
Valeant Pharmaceuticals International 7.25% 7/15/22 (e)	315	357
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,380	2,636
VWR Funding, Inc. 7.25% 9/15/17 (e)	4,375	4,659
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	1,770	1,828
		120,080
Homebuilders/Real Estate - 1.0%
Beazer Homes USA, Inc. 7.25% 2/1/23 (e)	1,260	1,320
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	1,000	1,075
CB Richard Ellis Services, Inc.:
5% 3/15/23	3,070	3,143
6.625% 10/15/20	1,214	1,326
K. Hovnanian Enterprises, Inc.:
7.25% 10/15/20 (e)	5,420	6,057
9.125% 11/15/20 (e)	2,710	3,062
Realogy Corp. 9% 1/15/20 (e)	1,775	2,103
William Lyon Homes, Inc. 8.5% 11/15/20 (e)	1,185	1,327
		19,413
Hotels - 0.0%
Choice Hotels International, Inc. 5.75% 7/1/22	615	689
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Insurance - 0.1%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.875% 12/15/20 (e)	$ 935	$ 988
Leisure - 0.1%
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	1,000	1,035
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (e)(h)	895	902
		1,937
Metals/Mining - 1.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,610	2,440
6.25% 6/1/21	2,510	2,303
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	415	431
Calcipar SA 6.875% 5/1/18 (e)	1,070	1,144
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)	2,730	2,839
7% 11/1/15 (e)	2,885	3,022
Inmet Mining Corp. 7.5% 6/1/21 (e)	1,170	1,223
New Gold, Inc.:
6.25% 11/15/22 (e)	995	1,025
7% 4/15/20 (e)	530	562
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	655	730
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (e)	1,857	1,978
8.25% 1/15/21 (e)	1,210	1,313
		19,010
Paper - 0.7%
Clearwater Paper Corp. 4.5% 2/1/23 (e)	2,045	2,035
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	555	583
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19	7,195	7,681
11.75% 1/15/19	3,750	2,897
		13,196
Publishing/Printing - 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	1,960	2,034
Sheridan Group, Inc. 12.5% 4/15/14	2,646	2,619
		4,653
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Restaurants - 0.4%
Landry's Acquisition Co. 9.375% 5/1/20 (e)	$ 3,250	$ 3,510
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	3,955	4,153
		7,663
Services - 1.5%
Air Lease Corp. 4.75% 3/1/20	1,145	1,188
APX Group, Inc.:
6.375% 12/1/19 (e)	5,445	5,486
8.75% 12/1/20 (e)	3,630	3,830
ARAMARK Corp. 5.75% 3/15/20 (e)	2,195	2,299
FTI Consulting, Inc. 6% 11/15/22 (e)	2,450	2,615
Hertz Corp.:
5.875% 10/15/20	1,845	2,020
6.25% 10/15/22	1,315	1,471
Laureate Education, Inc. 9.25% 9/1/19 (e)	6,520	7,384
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	600	618
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (e)	1,885	2,026
9.625% 6/15/18 pay-in-kind	1,255	1,377
		30,314
Shipping - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,409	1,407
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	2,489	2,358
8.875% 11/1/17	1,903	2,003
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	750	816
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)	1,495	1,682
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (e)	1,475	1,623
Western Express, Inc. 12.5% 4/15/15 (e)	6,070	4,431
		14,320
Steel - 0.9%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (e)	5,550	6,077
11.25% 10/15/18 (e)	1,855	2,003
Severstal Columbus LLC 10.25% 2/15/18	9,725	10,454
		18,534
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - 0.7%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	$ 710	$ 730
8.375% 11/15/20	788	885
Claire's Stores, Inc. 9% 3/15/19 (e)	5,945	6,814
CST Brands, Inc. 5% 5/1/23 (e)	525	539
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (e)(h)	1,940	2,093
Sonic Automotive, Inc.:
7% 7/15/22	1,390	1,552
9% 3/15/18	1,274	1,398
		14,011
Technology - 4.2%
Avaya, Inc.:
7% 4/1/19 (e)	3,352	3,226
10.5% 3/1/21 (e)	5,790	5,334
Ceridian Corp.:
8.875% 7/15/19 (e)	1,755	2,045
11% 3/15/21 (e)	930	1,051
First Data Corp.:
6.75% 11/1/20 (e)	5,350	5,751
11.25% 1/15/21 (e)	4,820	5,013
Freescale Semiconductor, Inc. 10.125% 3/15/18 (e)	5,201	5,760
IAC/InterActiveCorp 4.75% 12/15/22 (e)	2,385	2,397
Infor US, Inc. 9.375% 4/1/19	1,155	1,317
Lucent Technologies, Inc.:
6.45% 3/15/29	12,334	9,621
6.5% 1/15/28	5,415	4,170
Nuance Communications, Inc. 5.375% 8/15/20 (e)	1,040	1,071
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (e)	2,600	2,756
5.75% 3/15/23 (e)	1,195	1,246
9.75% 8/1/18 (e)	502	567
Softbank Corp. 4.5% 4/15/20 (e)	6,480	6,707
Spansion LLC:
7.875% 11/15/17	1,601	1,673
11.25% 1/15/16 (c)(e)	15,415	0
SunGard Data Systems, Inc. 6.625% 11/1/19 (e)	3,600	3,812
VeriSign, Inc. 4.625% 5/1/23 (e)	5,520	5,658
Viasystems, Inc. 7.875% 5/1/19 (e)	3,970	4,238
WEX, Inc. 4.75% 2/1/23 (e)	1,005	1,008
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (e)	$ 5,210	$ 5,848
13.375% 10/15/19 (e)	2,840	3,302
		83,571
Telecommunications - 8.8%
Altice Financing SA 7.875% 12/15/19 (e)	885	978
Altice Finco SA 9.875% 12/15/20 (e)	945	1,076
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,857
Citizens Communications Co. 7.875% 1/15/27	4,949	5,048
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (e)	5,015	6,946
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (e)	1,440	1,523
Digicel Group Ltd.:
6% 4/15/21 (e)	4,580	4,591
7% 2/15/20 (e)	425	442
8.25% 9/1/17 (e)	1,025	1,076
8.25% 9/30/20 (e)	6,645	7,110
10.5% 4/15/18 (e)	1,673	1,853
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	695	705
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (e)	3,509	3,871
Eileme 2 AB 11.625% 1/31/20 (e)	2,605	3,100
Frontier Communications Corp. 7.125% 1/15/23	3,340	3,457
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (e)	4,385	4,747
7.25% 4/1/19	10,665	11,732
7.5% 4/1/21	8,085	9,096
Intelsat Luxembourg SA:
7.75% 6/1/21 (e)	5,560	5,866
8.125% 6/1/23 (e)	6,530	6,954
Level 3 Communications, Inc. 8.875% 6/1/19 (e)	695	766
Level 3 Financing, Inc. 7% 6/1/20 (e)	2,365	2,501
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (e)	3,295	3,534
6.625% 4/1/23 (e)	3,295	3,534
NII Capital Corp. 7.625% 4/1/21	3,836	3,395
NII International Telecom S.C.A. 11.375% 8/15/19 (e)	1,905	2,200
Satelites Mexicanos SA de CV 9.5% 5/15/17	710	769
SBA Communications Corp. 5.625% 10/1/19 (e)	3,075	3,236
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 2,300	$ 2,352
6.9% 5/1/19	9,491	10,310
8.75% 3/15/32	5,730	6,776
Sprint Nextel Corp.:
6% 12/1/16	6,729	7,279
6% 11/15/22	17,695	18,403
7% 8/15/20	9,540	10,446
9% 11/15/18 (e)	10,110	12,435
Wind Acquisition Finance SA 7.25% 2/15/18 (e)	2,581	2,723
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	3,765	3,905
		177,592
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA 8.375% 11/1/19 (e)	2,825	3,037
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (e)(h)	1,185	1,229
		4,266
TOTAL NONCONVERTIBLE BONDS		1,413,167
TOTAL CORPORATE BONDS (Cost $1,334,476)		1,425,552
Common Stocks - 9.9%
	Shares
Air Transportation - 0.2%
Delta Air Lines, Inc. (a)	200,000	3,428
Automotive - 0.3%
Delphi Automotive PLC	123,822	5,722
General Motors Co. (a)	3,029	93
Motors Liquidation Co. GUC Trust (a)	39,254	1,199
		7,014
Banks & Thrifts - 0.3%
Capital Bank Financial Corp. Series A	300,000	5,361
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	10
		5,371
Common Stocks - continued
	Shares	Value (000s)
Broadcasting - 0.2%
Gray Television, Inc. (a)	494,070	$ 3,137
Building Materials - 0.2%
Gibraltar Industries, Inc. (a)	218,217	4,081
Chemicals - 0.4%
LyondellBasell Industries NV Class A	145,195	8,813
Consumer Products - 0.3%
Whirlpool Corp.	50,000	5,714
Containers - 0.1%
Graphic Packaging Holding Co. (a)	267,874	2,014
Diversified Financial Services - 0.4%
2010 Swift Mandatory Common Exchange Security Trust (e)	27,700	343
Citigroup, Inc.	16,564	773
The Blackstone Group LP	350,000	7,193
		8,309
Electric Utilities - 0.3%
The AES Corp.	502,509	6,965
Energy - 1.1%
Access Midstream Partners LP	143,600	5,926
Edgen Group, Inc. Class A	329,254	2,255
Ocean Rig UDW, Inc. (United States) (a)	350,000	5,733
The Williams Companies, Inc.	90,000	3,432
Vantage Drilling Co. (a)	3,000,000	5,070
		22,416
Gaming - 0.7%
Las Vegas Sands Corp.	100,000	5,625
PB Investor I LLC	11,653	17
Penn National Gaming, Inc. (a)	100,000	5,855
Station Holdco LLC (a)(i)(j)	1,531,479	2,236
Station Holdco LLC:
unit (i)(j)	3,411	0*
warrants 6/15/18 (a)(i)(j)	96,849	6
		13,739
Healthcare - 1.7%
Express Scripts Holding Co. (a)	290,000	17,217
Tenet Healthcare Corp. (a)	213,675	9,692
Universal Health Services, Inc. Class B	120,000	7,991
		34,900
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	10,400	499
Common Stocks - continued
	Shares	Value (000s)
Hotels - 0.3%
Hyatt Hotels Corp. Class A (a)	145,000	$ 6,189
Insurance - 0.3%
H&R Block, Inc.	200,000	5,548
Leisure - 0.3%
Town Sports International Holdings, Inc.	584,202	5,883
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(j)	4,323	32
Restaurants - 0.3%
Dunkin' Brands Group, Inc.	171,900	6,671
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	7,916	18
Super Retail - 0.3%
Dollar General Corp. (a)	100,000	5,209
Technology - 1.8%
Cirrus Logic, Inc. (a)	203,000	3,920
Facebook, Inc. Class A	96,094	2,668
Flextronics International Ltd. (a)	597,300	4,271
Freescale Semiconductor Holdings I Ltd. (a)	131,900	2,042
NXP Semiconductors NV (a)	136,511	3,761
Oracle Corp.	225,000	7,376
Skyworks Solutions, Inc. (a)	200,000	4,414
Spansion, Inc. Class A	80,804	1,050
Xerox Corp.	710,000	6,092
		35,594
Telecommunications - 0.1%
Broadview Networks Holdings, Inc.	189,475	2,558
Pendrell Corp. (a)	37,472	63
		2,621
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(j)	42,253	319
Express, Inc. (a)	291,300	5,305
		5,624
TOTAL COMMON STOCKS (Cost $185,796)		199,789
Preferred Stocks - 4.3%

Convertible Preferred Stocks - 1.3%
Automotive - 0.4%
General Motors Co. 4.75%	191,400	8,896
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Electric Utilities - 0.4%
PPL Corp.:
8.75%	96,400	$ 5,550
9.50%	44,400	2,595
		8,145
Energy - 0.3%
Apache Corp. 6.00%	21,900	927
Chesapeake Energy Corp. Series A, 5.75% (e)	5,700	5,764
		6,691
Metals/Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	159,100	3,771
TOTAL CONVERTIBLE PREFERRED STOCKS		27,503
Nonconvertible Preferred Stocks - 3.0%
Banks & Thrifts - 1.0%
Ally Financial, Inc. 7.00% (e)	16,214	16,052
Goldman Sachs Group, Inc. Series J, 5.50%	163,562	4,208
		20,260
Consumer Products - 1.2%
Revlon, Inc. Series A 12.75%	4,464,520	24,198
Diversified Financial Services - 0.8%
GMAC Capital Trust I Series 2, 8.125%	557,547	15,271
TOTAL NONCONVERTIBLE PREFERRED STOCKS		59,729
TOTAL PREFERRED STOCKS (Cost $138,088)		87,232
Floating Rate Loans - 11.4%
		Principal Amount (000s)(d)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.6992% 3/23/14 (h)		$ 6,657	6,648
Automotive - 0.0%
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (h)		530	539
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
Broadcasting - 0.1%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (h)		$ 993	$ 1,005
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (h)		60	62
			1,067
Capital Goods - 0.6%
Remy International, Inc. Tranche B, term loan 4.25% 3/5/20 (h)		10,973	11,069
Consumer Products - 0.1%
Reddy Ice Corp. Tranche 1LN, term loan 6.75% 4/28/19 (h)		2,705	2,725
Diversified Financial Services - 0.4%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (h)		8,085	8,328
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (h)		317	321
			8,649
Diversified Media - 0.0%
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (h)		202	204
Electric Utilities - 1.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7313% 10/10/17 (h)		27,469	20,156
Energy - 0.8%
Alon USA Partners LP term loan 9.25% 11/13/18 (h)		1,294	1,339
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)		7,635	7,902
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (h)		1,571	1,590
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (h)		3,577	3,626
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)		845	860
Panda Temple Power, LLC term loan 7.25% 4/3/19 (h)		400	407
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (h)		535	541
			16,265
Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	337	334
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
Food & Drug Retail - 0.1%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (h)		$ 1,320	$ 1,337
Tranche 2LN, term loan 5.75% 8/21/20 (h)		200	208
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (h)		720	724
			2,269
Gaming - 1.0%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (h)		620	625
Tranche 2LN, term loan 8.75% 2/20/20 (h)		615	627
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (h)		980	1,024
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (h)		3,407	3,449
Tranche B 6LN, term loan 5.4502% 1/28/18 (h)		7,964	7,227
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (h)		1,032	1,048
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (h)		5,325	5,392
			19,392
Healthcare - 0.8%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/8/20 (h)		3,690	3,745
Tranche B 1LN, term loan 4.5% 8/8/19 (h)		3,355	3,363
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (h)		1,350	1,353
Genesis HealthCare Corp. Tranche B, term loan 10.0024% 12/4/17 (h)		3,679	3,661
MModal, Inc. Tranche B, term loan 6.75% 8/17/19 (h)		1,830	1,794
VWR Funding, Inc. Tranche B, term loan 4.2037% 4/3/17 (h)		1,875	1,899
			15,815
Homebuilders/Real Estate - 0.4%
Realogy Corp. Credit-Linked Deposit 4.4537% 10/10/16 (h)		1,317	1,314
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (h)		6,455	6,520
			7,834
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
Insurance - 0.8%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (h)		$ 10,967	$ 11,105
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (h)		4,225	4,542
			15,647
Leisure - 0.4%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 5/16/20 (h)		7,425	7,611
Metals/Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (h)		314	318
Tranche B 2LN, term loan 8.75% 1/25/21 (h)		190	194
			512
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 4/26/19 (h)		2,525	2,538
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (c)		8,620	86
			2,624
Publishing/Printing - 0.4%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (h)		272	275
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (h)		7,110	7,003
			7,278
Restaurants - 0.5%
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (h)		9,606	9,738
Services - 0.1%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (h)		364	368
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (h)		369	371
SourceHOV LLC:
Tranche 2LN, term loan 8.75% 4/30/19 (h)		240	244
Tranche B 1LN, term loan 5.25% 4/30/18 (h)		325	328
			1,311
Technology - 1.3%
First Data Corp. term loan 4.1992% 3/24/18 (h)		20,530	20,479
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
Technology - continued
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (h)		$ 3,275	$ 3,447
NXP BV Tranche A 1LN, term loan 4.5% 3/4/17 (h)		2,795	2,858
			26,784
Telecommunications - 2.2%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (h)		1,425	1,400
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (h)		200	205
Tranche B 1LN, term loan 6% 2/14/19 (h)		1,355	1,384
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (h)		4,590	4,636
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (h)		100	102
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (h)		4,439	4,517
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15		11,702	11,936
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind		18,789	19,306
			43,486
TOTAL FLOATING RATE LOANS (Cost $233,023)			227,957
Preferred Securities - 1.2%

Banks & Thrifts - 0.3%
JPMorgan Chase & Co. 5.15% (f)(h)	6,350	6,460
Diversified Financial Services - 0.9%
Citigroup, Inc.:
5.35% (f)(h)	12,545	12,581
5.95% (f)(h)	4,815	5,188
		17,769
TOTAL PREFERRED SECURITIES (Cost $23,710)		24,229
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b) (Cost $41,911)	41,911,457	$ 41,911
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,957,004)		2,006,670
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,612
NET ASSETS - 100%		$ 2,009,282
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $624,295,000 or 31.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,594,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11	$ 1,450
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 69
Fidelity Securities Lending Cash Central Fund	17
Total	$ 86
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 73,656	$ 71,046	$ -	$ 2,610
Consumer Staples	24,198	24,198	-	-
Energy	26,852	21,088	5,764	-
Financials	49,710	29,107	20,603	-
Health Care	34,900	34,900	-	-
Industrials	9,845	9,845	-	-
Information Technology	35,594	35,594	-	-
Materials	14,598	14,598	-	-
Telecommunication Services	2,558	-	-	2,558
Utilities	15,110	9,560	5,550	-
Corporate Bonds	1,425,552	-	1,425,551	1
Floating Rate Loans	227,957	-	195,376	32,581
Preferred Securities	24,229	-	24,229	-
Money Market Funds	41,911	41,911	-	-
Total Investments in Securities:	$ 2,006,670	$ 291,847	$ 1,677,073	$ 37,750
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ 24,287
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(24,287)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ -
Floating Rate Loans
Beginning Balance	$ 337
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	371
Cost of Purchases	980
Proceeds of Sales	(2)
Amortization/Accretion	33
Transfers in to Level 3	30,862
Transfers out of Level 3	-
Ending Balance	$ 32,581
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ 371
Other Investments in Securities
Beginning Balance	$ 3,582
Total Realized Gain (Loss)	(53)
Total Unrealized Gain (Loss)	(957)
Cost of Purchases	3,206
Proceeds of Sales	(609)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,169
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ (1,010)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.9%
Luxembourg	3.7%
Netherlands	1.7%
Cayman Islands	1.4%
Canada	1.1%
Others (Individually Less Than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,915,093)	$ 1,964,759
Fidelity Central Funds (cost $41,911)	41,911
Total Investments (cost $1,957,004)		$ 2,006,670
Cash		40
Receivable for investments sold		7,158
Receivable for fund shares sold		1,540
Dividends receivable		613
Interest receivable		28,349
Distributions receivable from Fidelity Central Funds		6
Prepaid expenses		2
Other receivables		66
Total assets		2,044,444

Liabilities
Payable for investments purchased Regular delivery	$ 18,841
Delayed delivery	8,330
Payable for fund shares redeemed	4,758
Distributions payable	1,443
Accrued management fee	935
Distribution and service plan fees payable	445
Other affiliated payables	314
Other payables and accrued expenses	96
Total liabilities		35,162

Net Assets		$ 2,009,282
Net Assets consist of:
Paid in capital		$ 2,423,484
Undistributed net investment income		46,805
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(510,677)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,670
Net Assets		$ 2,009,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($755,521 ÷ 70,375 shares)	$ 10.74

Maximum offering price per share (100/96.00 of $10.74)	$ 11.19
Class T: Net Asset Value and redemption price per share ($554,825 ÷ 51,420 shares)	$ 10.79

Maximum offering price per share (100/96.00 of $10.79)	$ 11.24
Class B: Net Asset Value and offering price per share ($24,218 ÷ 2,271 shares)A	$ 10.66

Class C: Net Asset Value and offering price per share ($190,989 ÷ 17,821 shares)A	$ 10.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($483,729 ÷ 47,803 shares)	$ 10.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 7,066
Interest		59,101
Income from Fidelity Central Funds		86
Total income		66,253

Expenses
Management fee	$ 5,542
Transfer agent fees	1,544
Distribution and service plan fees	2,636
Accounting and security lending fees	324
Custodian fees and expenses	20
Independent trustees' compensation	6
Registration fees	59
Audit	40
Legal	14
Miscellaneous	8
Total expenses before reductions	10,193
Expense reductions	(32)	10,161
Net investment income (loss)		56,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,012
Foreign currency transactions	(95)
Total net realized gain (loss)		29,917
Change in net unrealized appreciation (depreciation) on: Investment securities	80,827
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		80,831
Net gain (loss)		110,748
Net increase (decrease) in net assets resulting from operations		$ 166,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,092	$ 118,248
Net realized gain (loss)	29,917	8,355
Change in net unrealized appreciation (depreciation)	80,831	118,310
Net increase (decrease) in net assets resulting from operations	166,840	244,913
Distributions to shareholders from net investment income	(45,701)	(127,820)
Distributions to shareholders from net realized gain	(24,025)	-
Total distributions	(69,726)	(127,820)
Share transactions - net increase (decrease)	(42,653)	(65,223)
Redemption fees	124	323
Total increase (decrease) in net assets	54,585	52,193

Net Assets
Beginning of period	1,954,697	1,902,504
End of period (including undistributed net investment income of $46,805 and undistributed net investment income of $36,414, respectively)	$ 2,009,282	$ 1,954,697

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 9.59	$ 9.87	$ 8.60	$ 6.44	$ 10.70
Income from Investment Operations
Net investment income (loss) E	.299	.607	.593	.650	.587	.712
Net realized and unrealized gain (loss)	.597	.658	(.238)	1.185	2.033	(4.326)
Total from investment operations	.896	1.265	.355	1.835	2.620	(3.614)
Distributions from net investment income	(.240)	(.647)	(.639)	(.550)	(.465)	(.650)
Distributions from net realized gain	(.127)	-	-	(.020)	-	-
Total distributions	(.367)	(.647)	(.639)	(.570)	(.465)	(.650)
Redemption fees added to paid in capital E	.001	.002	.004	.005	.005	.004
Net asset value, end of period	$ 10.74	$ 10.21	$ 9.59	$ 9.87	$ 8.60	$ 6.44
Total Return B, C, D	8.96%	13.78%	3.57%	22.06%	43.51%	(35.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.03%	1.03%	1.03%	1.07%	1.07%
Expenses net of fee waivers, if any	1.03% A	1.03%	1.03%	1.03%	1.07%	1.07%
Expenses net of all reductions	1.03% A	1.03%	1.03%	1.03%	1.07%	1.07%
Net investment income (loss)	5.77% A	6.18%	5.93%	7.03%	8.68%	7.64%
Supplemental Data
Net assets, end of period (in millions)	$ 756	$ 705	$ 659	$ 722	$ 703	$ 519
Portfolio turnover rate G	65% A	66%	68%	53%	49%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 9.64	$ 9.92	$ 8.64	$ 6.47	$ 10.74
Income from Investment Operations
Net investment income (loss) E	.301	.610	.597	.653	.586	.722
Net realized and unrealized gain (loss)	.595	.656	(.241)	1.193	2.046	(4.344)
Total from investment operations	.896	1.266	.356	1.846	2.632	(3.622)
Distributions from net investment income	(.240)	(.648)	(.640)	(.551)	(.467)	(.652)
Distributions from net realized gain	(.127)	-	-	(.020)	-	-
Total distributions	(.367)	(.648)	(.640)	(.571)	(.467)	(.652)
Redemption fees added to paid in capital E	.001	.002	.004	.005	.005	.004
Net asset value, end of period	$ 10.79	$ 10.26	$ 9.64	$ 9.92	$ 8.64	$ 6.47
Total Return B, C, D	8.92%	13.72%	3.56%	22.09%	43.50%	(35.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.02%	1.02%	1.02%	1.05%	1.04%
Expenses net of fee waivers, if any	1.02% A	1.02%	1.02%	1.02%	1.05%	1.04%
Expenses net of all reductions	1.02% A	1.02%	1.02%	1.02%	1.05%	1.04%
Net investment income (loss)	5.79% A	6.19%	5.94%	7.04%	8.70%	7.67%
Supplemental Data
Net assets, end of period (in millions)	$ 555	$ 547	$ 543	$ 645	$ 678	$ 542
Portfolio turnover rate G	65% A	66%	68%	53%	49%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.53	$ 9.82	$ 8.56	$ 6.41	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.259	.532	.519	.581	.532	.652
Net realized and unrealized gain (loss)	.579	.663	(.245)	1.180	2.033	(4.309)
Total from investment operations	.838	1.195	.274	1.761	2.565	(3.657)
Distributions from net investment income	(.202)	(.577)	(.568)	(.486)	(.420)	(.587)
Distributions from net realized gain	(.127)	-	-	(.020)	-	-
Total distributions	(.329)	(.577)	(.568)	(.506)	(.420)	(.587)
Redemption fees added to paid in capital E	.001	.002	.004	.005	.005	.004
Net asset value, end of period	$ 10.66	$ 10.15	$ 9.53	$ 9.82	$ 8.56	$ 6.41
Total Return B, C, D	8.42%	13.06%	2.75%	21.20%	42.62%	(35.83)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.75%	1.75%	1.74%	1.76%	1.77%
Expenses net of fee waivers, if any	1.77% A	1.75%	1.75%	1.74%	1.75%	1.75%
Expenses net of all reductions	1.76% A	1.75%	1.74%	1.74%	1.75%	1.75%
Net investment income (loss)	5.04% A	5.46%	5.21%	6.32%	8.00%	6.96%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 28	$ 38	$ 52	$ 65	$ 59
Portfolio turnover rate G	65% A	66%	68%	53%	49%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 9.58	$ 9.86	$ 8.59	$ 6.44	$ 10.69
Income from Investment Operations
Net investment income (loss) E	.259	.533	.518	.581	.536	.645
Net realized and unrealized gain (loss)	.598	.649	(.237)	1.186	2.025	(4.318)
Total from investment operations	.857	1.182	.281	1.767	2.561	(3.673)
Distributions from net investment income	(.201)	(.574)	(.565)	(.482)	(.416)	(.581)
Distributions from net realized gain	(.127)	-	-	(.020)	-	-
Total distributions	(.328)	(.574)	(.565)	(.502)	(.416)	(.581)
Redemption fees added to paid in capital E	.001	.002	.004	.005	.005	.004
Net asset value, end of period	$ 10.72	$ 10.19	$ 9.58	$ 9.86	$ 8.59	$ 6.44
Total Return B, C, D	8.57%	12.85%	2.81%	21.20%	42.32%	(35.83)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.79% A	1.78%	1.77%	1.77%	1.81%	1.81%
Expenses net of fee waivers, if any	1.79% A	1.78%	1.77%	1.77%	1.81%	1.81%
Expenses net of all reductions	1.78% A	1.77%	1.77%	1.77%	1.81%	1.81%
Net investment income (loss)	5.02% A	5.44%	5.19%	6.29%	7.94%	6.90%
Supplemental Data
Net assets, end of period (in millions)	$ 191	$ 180	$ 164	$ 186	$ 185	$ 131
Portfolio turnover rate G	65% A	66%	68%	53%	49%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.10	$ 9.40	$ 8.22	$ 6.18	$ 10.29
Income from Investment Operations
Net investment income (loss) D	.295	.598	.595	.642	.570	.701
Net realized and unrealized gain (loss)	.555	.623	(.233)	1.128	1.949	(4.140)
Total from investment operations	.850	1.221	.362	1.770	2.519	(3.439)
Distributions from net investment income	(.254)	(.673)	(.666)	(.575)	(.484)	(.675)
Distributions from net realized gain	(.127)	-	-	(.020)	-	-
Total distributions	(.381)	(.673)	(.666)	(.595)	(.484)	(.675)
Redemption fees added to paid in capital D	.001	.002	.004	.005	.005	.004
Net asset value, end of period	$ 10.12	$ 9.65	$ 9.10	$ 9.40	$ 8.22	$ 6.18
Total Return B, C	9.01%	14.07%	3.83%	22.33%	43.81%	(35.17)%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.78%	.77%	.78%	.81%	.80%
Expenses net of fee waivers, if any	.77% A	.78%	.77%	.78%	.81%	.80%
Expenses net of all reductions	.77% A	.78%	.77%	.78%	.81%	.80%
Net investment income (loss)	6.04% A	6.44%	6.19%	7.28%	8.94%	7.91%
Supplemental Data
Net assets, end of period (in millions)	$ 484	$ 495	$ 498	$ 1,336	$ 1,245	$ 1,190
Portfolio turnover rate F	65% A	66%	68%	53%	49%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, defaulted bonds, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 181,990
Gross unrealized depreciation	(119,431)
Net unrealized appreciation (depreciation) on securities and other investments	$ 62,559

Tax cost	$ 1,944,111

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (4,443)
2017	(511,701)
Total capital loss carryforward	$ (516,144)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $617,018 and $609,290, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 913	$ 15
Class T	-%	.25%	685	6
Class B	.65%	.25%	117	84
Class C	.75%	.25%	921	111
			$ 2,636	$ 216

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23
Class T	6
Class B*	15
Class C*	6
$ 50

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 592.16
Class T	412.15
Class B	31.24
Class C	146.16
Institutional Class	363.15
	$ 1,544

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 16,794	$ 43,912
Class T	12,570	35,499
Class B	507	2,022
Class C	3,563	9,907
Institutional Class	12,267	36,480
Total	$ 45,701	$ 127,820
From net realized gain
Class A	$ 8,703	$ -
Class T	6,597	-
Class B	336	-
Class C	2,235	-
Institutional Class	6,154	-
Total	$ 24,025	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	9,968	18,603	$ 104,076	$ 182,841
Reinvestment of distributions	1,995	3,559	20,736	34,515
Shares redeemed	(10,634)	(21,765)	(110,983)	(211,896)
Net increase (decrease)	1,329	397	$ 13,829	$ 5,460
Class T
Shares sold	3,851	7,732	$ 40,207	$ 75,969
Reinvestment of distributions	1,599	3,085	16,701	30,041
Shares redeemed	(7,301)	(13,930)	(76,238)	(136,475)
Net increase (decrease)	(1,851)	(3,113)	$ (19,330)	$ (30,465)
Class B
Shares sold	85	142	$ 893	$ 1,376
Reinvestment of distributions	62	150	635	1,439
Shares redeemed	(614)	(1,550)	(6,364)	(15,097)
Net increase (decrease)	(467)	(1,258)	$ (4,836)	$ (12,282)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	1,641	2,938	$ 17,135	$ 28,899
Reinvestment of distributions	416	724	4,307	6,996
Shares redeemed	(1,891)	(3,160)	(19,688)	(30,892)
Net increase (decrease)	166	502	$ 1,754	$ 5,003
Institutional Class
Shares sold	6,212	13,530	$ 61,132	$ 125,150
Reinvestment of distributions	1,490	3,034	14,614	27,883
Shares redeemed	(11,232)	(19,981)	(109,816)	(185,972)
Net increase (decrease)	(3,530)	(3,417)	$ (34,070)	$ (32,939)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

HYI-USAN-0613
1.784887.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.03%
Actual		$ 1,000.00	$ 1,062.10	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class T	1.06%
Actual		$ 1,000.00	$ 1,060.90	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class B	1.75%
Actual		$ 1,000.00	$ 1,057.30	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.80%
Actual		$ 1,000.00	$ 1,057.10	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,061.70	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CCO Holdings LLC/CCO Holdings Capital Corp.	3.2	2.0
International Lease Finance Corp.	2.9	2.7
Rite Aid Corp.	2.4	1.8
MGM Mirage, Inc.	2.0	2.4
Standard Pacific Corp.	2.0	1.7
	12.5
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.1	10.0
Telecommunications	9.1	6.5
Diversified Financial Services	6.9	6.7
Electric Utilities	6.6	5.9
Cable TV	6.2	5.0
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
BBB 2.6%	BBB 5.2%
BB 34.9%	BB 27.2%
B 44.0%	B 47.1%
CCC,CC,C 10.2%	CCC,CC,C 10.0%
Not Rated 0.7%	Not Rated 1.2%
Equities 0.5%	Equities 0.6%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 8.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Nonconvertible Bonds 89.1%		Nonconvertible Bonds 83.2%
	Convertible Bonds, Preferred Stocks 0.4%		Convertible Bonds, Preferred Stocks 0.6%
	Common Stocks 0.1%		Common Stocks 0.0%
	Floating Rate Loans 3.2%		Floating Rate Loans 7.5%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 7.1%		Short-Term Investments and Net Other Assets (Liabilities) 8.7%
* Foreign investments	16.2%	** Foreign investments	12.1%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.1%
	Principal Amount	Value
Aerospace - 0.7%
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	$ 315,000	$ 322,875
GenCorp, Inc. 7.125% 3/15/21 (d)	580,000	624,950
TransDigm, Inc. 5.5% 10/15/20 (d)	4,010,000	4,280,675
Triumph Group, Inc. 4.875% 4/1/21 (d)	1,420,000	1,469,700
		6,698,200
Air Transportation - 3.0%
Air Canada:
5.375% 11/15/22 (d)(f)	335,000	342,119
6.625% 5/15/18 (d)(f)	1,945,000	1,986,331
12% 2/1/16 (d)	2,620,000	2,865,625
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,269,344	1,440,706
6.125% 4/29/18 (d)	345,000	351,900
6.25% 10/22/21	2,275,000	2,388,750
6.75% 9/15/15 (d)	5,315,000	5,560,819
9.25% 5/10/17	1,548,101	1,735,809
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (d)	2,735,000	2,899,100
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,375,000	1,433,438
6.75% 11/23/15	1,375,000	1,447,188
8.021% 8/10/22	1,209,549	1,330,504
8.954% 8/10/14	996,980	1,046,829
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	362,382	390,920
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	1,085,000	1,095,850
Class B, 5.375% 5/15/23	450,000	462,375
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	988,819	998,707
9.75% 1/15/17	1,191,322	1,381,933
12% 1/15/16 (d)	354,032	400,056
		29,558,959
Automotive - 3.9%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	2,970,000	3,140,775
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	5,325,000	5,964,000
8.25% 6/15/21	4,060,000	4,648,700
Dana Holding Corp.:
6.5% 2/15/19	985,000	1,063,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Dana Holding Corp.: - continued
6.75% 2/15/21	$ 1,210,000	$ 1,327,975
Ford Motor Co. 7.45% 7/16/31	2,815,000	3,745,574
Ford Motor Credit Co. LLC:
5% 5/15/18	3,255,000	3,601,007
5.875% 8/2/21	1,180,000	1,376,887
6.625% 8/15/17	1,390,000	1,633,953
8% 12/15/16	1,975,000	2,377,337
General Motors Financial Co., Inc.:
4.75% 8/15/17 (d)	2,285,000	2,410,675
6.75% 6/1/18	1,800,000	2,052,000
Schaeffler Finance BV 4.75% 5/15/21 (d)	950,000	964,250
Tenneco, Inc. 6.875% 12/15/20	1,405,000	1,550,769
TRW Automotive, Inc. 4.5% 3/1/21 (d)	2,445,000	2,530,575
		38,388,277
Banks & Thrifts - 0.1%
Synovus Financial Corp.:
5.125% 6/15/17	55,000	55,550
7.875% 2/15/19	495,000	568,013
		623,563
Broadcasting - 0.7%
AMC Networks, Inc. 4.75% 12/15/22	1,555,000	1,586,100
Starz LLC/Starz Finance Corp. 5% 9/15/19 (d)	2,135,000	2,225,738
Univision Communications, Inc. 6.875% 5/15/19 (d)	1,450,000	1,573,250
UPC Holding BV 9.875% 4/15/18 (d)	1,085,000	1,209,775
		6,594,863
Building Materials - 2.7%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (d)	290,000	301,600
Building Materials Corp. of America:
6.75% 5/1/21 (d)	2,385,000	2,641,388
6.875% 8/15/18 (d)	3,305,000	3,569,400
HD Supply, Inc.:
7.5% 7/15/20 (d)	2,910,000	3,150,075
8.125% 4/15/19	3,390,000	3,834,938
10.5% 1/15/21	625,000	654,688
Headwaters, Inc. 7.625% 4/1/19	2,175,000	2,349,000
Masco Corp. 5.95% 3/15/22	3,400,000	3,848,059
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Texas Industries, Inc. 9.25% 8/15/20	$ 2,765,000	$ 3,079,519
USG Corp. 7.875% 3/30/20 (d)	2,680,000	3,048,500
		26,477,167
Cable TV - 5.8%
Cablevision Systems Corp.:
5.875% 9/15/22	2,925,000	2,954,250
7.75% 4/15/18	530,000	603,538
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,320,000	1,333,200
5.75% 9/1/23 (d)	1,290,000	1,338,375
5.75% 1/15/24 (f)	2,305,000	2,391,438
6.5% 4/30/21	6,400,000	6,944,000
6.625% 1/31/22	2,050,000	2,244,750
7% 1/15/19	5,280,000	5,728,800
7.25% 10/30/17	9,485,000	10,255,656
7.875% 4/30/18	2,520,000	2,680,020
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	2,255,000	2,395,938
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	450,000	459,585
CSC Holdings LLC:
6.75% 11/15/21	440,000	502,700
8.625% 2/15/19	2,895,000	3,524,663
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	890,000	1,009,038
Lynx I Corp. 5.375% 4/15/21 (d)	1,625,000	1,746,875
Lynx II Corp. 6.375% 4/15/23 (d)	355,000	385,175
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	1,115,000	1,154,025
7.5% 3/15/19 (d)	660,000	724,350
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	1,665,000	1,802,363
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	3,505,000	3,908,075
Virgin Media Finance PLC 4.875% 2/15/22	1,140,000	1,162,800
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	2,045,000	2,177,925
		57,427,539
Capital Goods - 0.6%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	2,040,000	2,203,200
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	3,615,000	3,800,269
		6,003,469
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 2.5%
Ashland, Inc.:
3% 3/15/16 (d)	$ 750,000	$ 766,875
3.875% 4/15/18 (d)	710,000	733,075
Axiall Corp. 4.875% 5/15/23 (d)	1,100,000	1,141,250
Celanese U.S. Holdings LLC:
4.625% 11/15/22	1,110,000	1,154,400
6.625% 10/15/18	430,000	466,550
Eagle Spinco, Inc. 4.625% 2/15/21 (d)	535,000	561,750
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)	2,335,000	2,434,238
INEOS Finance PLC 8.375% 2/15/19 (d)	2,920,000	3,292,300
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	2,307,000	2,606,910
LyondellBasell Industries NV:
5% 4/15/19	2,055,000	2,341,853
6% 11/15/21	635,000	770,449
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	310,000	318,525
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,870,000	1,976,123
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	3,365,000	3,369,206
Tronox Finance LLC 6.375% 8/15/20 (d)	2,340,000	2,334,150
		24,267,654
Containers - 2.5%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	3,630,000	4,002,075
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
7% 11/15/20 (d)	595,000	629,213
7.375% 10/15/17 (d)	235,000	258,500
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)	2,645,000	2,701,206
Graphic Packaging International, Inc. 4.75% 4/15/21	300,000	309,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	5,125,000	5,342,813
7.875% 8/15/19	1,945,000	2,178,400
8.5% 5/15/18 (c)	870,000	926,550
9.875% 8/15/19	4,065,000	4,562,963
Sealed Air Corp.:
5.25% 4/1/23 (d)	490,000	491,225
6.5% 12/1/20 (d)	910,000	1,016,925
8.125% 9/15/19 (d)	1,110,000	1,262,625
8.375% 9/15/21 (d)	810,000	943,650
		24,625,895
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - 6.9%
Aircastle Ltd.:
6.25% 12/1/19	$ 1,175,000	$ 1,310,125
6.75% 4/15/17	1,375,000	1,524,531
9.75% 8/1/18	3,540,000	4,040,025
CIT Group, Inc.:
4.25% 8/15/17	2,190,000	2,321,400
5% 5/15/17	2,225,000	2,425,250
5% 8/15/22	1,740,000	1,945,892
5.25% 3/15/18	3,365,000	3,718,325
5.375% 5/15/20	1,485,000	1,674,338
5.5% 2/15/19 (d)	4,000,000	4,510,000
6.625% 4/1/18 (d)	2,045,000	2,387,538
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	3,990,000	4,154,588
8% 1/15/18	7,985,000	8,583,875
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	870,000	826,500
International Lease Finance Corp.:
4.875% 4/1/15	2,305,000	2,422,790
5.65% 6/1/14	900,000	934,497
5.75% 5/15/16	3,280,000	3,567,600
5.875% 4/1/19	1,025,000	1,124,825
5.875% 8/15/22	4,565,000	5,031,091
6.25% 5/15/19	1,485,000	1,665,056
8.625% 9/15/15	4,640,000	5,295,632
8.625% 1/15/22	2,750,000	3,575,000
8.75% 3/15/17	760,000	910,100
8.875% 9/1/17	3,060,000	3,714,075
		67,663,053
Diversified Media - 1.8%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (d)	1,810,000	1,923,125
6.5% 11/15/22 (d)	3,425,000	3,673,313
MDC Partners, Inc. 6.75% 4/1/20 (d)	760,000	790,400
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)	1,410,000	1,439,963
7.75% 10/15/18	2,715,000	3,027,225
Quebecor Media, Inc.:
5.75% 1/15/23 (d)	3,540,000	3,699,300
7.75% 3/15/16	1,623,000	1,651,403
7.75% 3/15/16	1,299,000	1,321,733
		17,526,462
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 6.6%
Atlantic Power Corp. 9% 11/15/18	$ 3,340,000	$ 3,515,350
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	2,860,000	3,060,200
GenOn Energy, Inc.:
9.5% 10/15/18	2,190,000	2,600,625
9.875% 10/15/20	1,745,000	2,015,475
InterGen NV 9% 6/30/17 (d)	4,165,000	4,217,063
IPALCO Enterprises, Inc. 5% 5/1/18	980,000	1,058,400
Mirant Americas Generation LLC:
8.5% 10/1/21	3,505,000	4,153,425
9.125% 5/1/31	5,390,000	6,090,700
NRG Energy, Inc. 6.625% 3/15/23 (d)	5,610,000	6,114,900
NSG Holdings II, LLC 7.75% 12/15/25 (d)	7,675,000	8,250,625
NV Energy, Inc. 6.25% 11/15/20	2,125,000	2,623,859
Otter Tail Corp. 9% 12/15/16	1,675,000	1,943,000
Puget Energy, Inc.:
5.625% 7/15/22	775,000	869,262
6.5% 12/15/20	2,115,000	2,473,791
RRI Energy, Inc. 7.625% 6/15/14	3,245,000	3,447,813
The AES Corp.:
4.875% 5/15/23	355,000	362,100
7.375% 7/1/21	6,775,000	8,062,250
7.75% 10/15/15	410,000	459,200
8% 10/15/17	2,220,000	2,658,450
9.75% 4/15/16	905,000	1,095,050
		65,071,538
Energy - 10.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,405,000	1,447,150
Antero Resources Finance Corp.:
6% 12/1/20	2,210,000	2,347,683
7.25% 8/1/19	1,270,000	1,377,950
9.375% 12/1/17	2,900,000	3,153,750
Chesapeake Energy Corp.:
5.375% 6/15/21	1,645,000	1,714,913
5.75% 3/15/23	1,070,000	1,160,950
6.125% 2/15/21	7,200,000	7,920,000
6.875% 11/15/20	1,380,000	1,576,650
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,030,000	1,112,400
6.125% 7/15/22	2,375,000	2,606,563
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	$ 1,135,000	$ 1,169,050
Continental Resources, Inc. 4.5% 4/15/23 (d)	2,240,000	2,368,800
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	940,000	982,300
Denbury Resources, Inc. 6.375% 8/15/21	1,555,000	1,714,388
Energy Partners Ltd. 8.25% 2/15/18	390,000	420,225
Energy Transfer Equity LP 7.5% 10/15/20	2,025,000	2,369,250
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,695,000	1,915,350
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,130,000	1,235,938
9.375% 5/1/20	4,570,000	5,312,625
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	2,013,000	2,148,878
Exterran Holdings, Inc. 7.25% 12/1/18	3,260,000	3,496,350
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (d)	2,755,000	2,823,875
Forbes Energy Services Ltd. 9% 6/15/19	3,200,000	3,160,000
Forest Oil Corp. 7.5% 9/15/20 (d)	2,795,000	2,976,675
Frontier Oil Corp. 6.875% 11/15/18	555,000	601,481
Hornbeck Offshore Services, Inc. 5% 3/1/21 (d)	1,570,000	1,577,850
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	2,835,000	3,148,877
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)	2,435,000	2,544,575
6.5% 5/15/19	2,010,000	2,120,550
7.75% 2/1/21	1,660,000	1,817,700
8.625% 4/15/20	2,100,000	2,346,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (d)	2,150,000	2,289,750
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)	1,200,000	1,257,000
7.5% 11/1/19 (d)	1,980,000	2,148,300
Oil States International, Inc. 6.5% 6/1/19	2,370,000	2,547,750
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	2,305,000	2,598,888
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	2,040,000	2,264,400
Precision Drilling Corp.:
6.5% 12/15/21	200,000	216,500
6.625% 11/15/20	1,760,000	1,892,000
Rosetta Resources, Inc. 5.625% 5/1/21 (f)	890,000	927,825
Samson Investment Co. 9.75% 2/15/20 (d)	3,645,000	3,872,813
SESI LLC 7.125% 12/15/21	3,430,000	3,901,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18	$ 1,342,000	$ 1,462,780
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)	1,695,000	1,779,750
6.375% 8/1/22	520,000	581,100
6.875% 2/1/21	1,955,000	2,170,050
7.875% 10/15/18	1,830,000	2,013,000
Tesoro Corp. 4.25% 10/1/17	245,000	257,863
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)	210,000	223,650
Western Refining, Inc. 6.25% 4/1/21 (d)	1,425,000	1,467,750
		104,542,290
Environmental - 1.2%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)	2,790,000	3,041,100
Clean Harbors, Inc.:
5.125% 6/1/21 (d)	615,000	644,213
5.25% 8/1/20	1,715,000	1,813,613
Covanta Holding Corp.:
6.375% 10/1/22	935,000	1,023,119
7.25% 12/1/20	2,621,000	2,911,630
Tervita Corp.:
8% 11/15/18 (d)	835,000	874,663
9.75% 11/1/19 (d)	1,965,000	1,930,613
		12,238,951
Food & Drug Retail - 2.9%
ESAL GmbH 6.25% 2/5/23 (d)	3,240,000	3,220,560
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	2,355,000	2,393,269
Rite Aid Corp.:
9.25% 3/15/20	11,205,000	12,941,740
9.5% 6/15/17	10,075,000	10,478,000
		29,033,569
Food/Beverage/Tobacco - 0.9%
Constellation Brands, Inc.:
3.75% 5/1/21 (f)	285,000	285,000
4.25% 5/1/23 (f)	425,000	425,000
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)	5,025,000	5,552,625
Post Holdings, Inc. 7.375% 2/15/22	2,750,000	3,052,500
		9,315,125
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 3.1%
Ameristar Casinos, Inc. 7.5% 4/15/21	$ 4,255,000	$ 4,733,688
MCE Finance Ltd. 5% 2/15/21 (d)	2,630,000	2,656,300
MGM Mirage, Inc.:
6.625% 12/15/21	2,005,000	2,170,413
6.75% 10/1/20 (d)	2,925,000	3,202,875
7.5% 6/1/16	1,805,000	2,032,881
7.625% 1/15/17	5,570,000	6,217,513
8.625% 2/1/19	1,785,000	2,110,763
10% 11/1/16	2,235,000	2,709,938
11.375% 3/1/18	1,655,000	2,134,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	1,195,000	1,284,625
7.75% 8/15/20	1,285,000	1,452,050
		30,705,996
Healthcare - 4.1%
DaVita, Inc. 5.75% 8/15/22	3,920,000	4,174,800
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	950,000	992,750
8.75% 3/15/18	110,000	123,750
9.875% 4/15/18	1,555,000	1,710,500
Emergency Medical Services Corp. 8.125% 6/1/19	4,075,000	4,513,063
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (d)	5,000,000	5,500,000
HealthSouth Corp. 7.25% 10/1/18	2,785,000	3,014,763
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)	1,500,000	1,290,000
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,780,000	1,940,200
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,565,000	1,741,063
7.5% 2/15/20	1,190,000	1,326,850
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,820,000	3,073,800
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	3,655,000	3,808,053
6.875% 12/1/18 (d)	3,290,000	3,581,988
VPI Escrow Corp. 6.375% 10/15/20 (d)	3,775,000	4,180,813
		40,972,393
Homebuilders/Real Estate - 4.7%
CB Richard Ellis Services, Inc.:
5% 3/15/23	1,510,000	1,545,938
6.625% 10/15/20	2,775,000	3,031,688
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
D.R. Horton, Inc.:
3.625% 2/15/18	$ 2,335,000	$ 2,390,456
4.375% 9/15/22	3,175,000	3,230,563
4.75% 5/15/17	905,000	970,613
4.75% 2/15/23	780,000	803,400
Lennar Corp.:
4.125% 12/1/18 (d)	2,335,000	2,381,700
4.75% 11/15/22 (d)	2,655,000	2,681,550
6.95% 6/1/18	1,575,000	1,805,344
12.25% 6/1/17	3,790,000	5,078,600
Standard Pacific Corp.:
8.375% 5/15/18	8,550,000	10,174,500
8.375% 1/15/21	6,520,000	7,807,700
10.75% 9/15/16	1,650,000	2,058,375
Toll Brothers Finance Corp. 4.375% 4/15/23	2,310,000	2,367,750
		46,328,177
Leisure - 1.4%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (d)	1,425,000	1,457,063
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,280,000	1,446,400
NCL Corp. Ltd. 5% 2/15/18 (d)	3,650,000	3,796,000
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	2,475,000	2,561,625
7.25% 3/15/18	950,000	1,096,063
7.5% 10/15/27	1,925,000	2,194,500
yankee 7.25% 6/15/16	1,470,000	1,668,450
		14,220,101
Metals/Mining - 2.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	1,795,000	1,678,325
6.25% 6/1/21	175,000	160,563
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (d)	205,000	212,688
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	2,400,000	2,448,000
CONSOL Energy, Inc. 8% 4/1/17	2,580,000	2,792,850
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	2,245,000	2,329,188
7% 11/1/15 (d)	7,570,000	7,929,575
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Peabody Energy Corp. 6.25% 11/15/21	$ 695,000	$ 741,044
Walter Energy, Inc. 8.5% 4/15/21 (d)	2,235,000	2,329,988
		20,622,221
Paper - 0.2%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	1,630,000	1,813,375
Xerium Technologies, Inc. 8.875% 6/15/18	180,000	184,050
		1,997,425
Publishing/Printing - 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	1,960,000	2,033,500
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	2,685,000	3,151,519
Services - 2.6%
APX Group, Inc.:
6.375% 12/1/19 (d)	3,090,000	3,113,175
8.75% 12/1/20 (d)	2,550,000	2,690,250
ARAMARK Corp. 5.75% 3/15/20 (d)	1,090,000	1,141,775
FTI Consulting, Inc.:
6% 11/15/22 (d)	1,290,000	1,377,075
6.75% 10/1/20	2,165,000	2,351,840
Hertz Corp.:
4.25% 4/1/18 (d)	2,005,000	2,075,175
6.75% 4/15/19	5,205,000	5,764,538
7.5% 10/15/18	2,880,000	3,189,600
NES Rentals Holdings, Inc. 7.875% 5/1/18 (d)	295,000	303,850
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	2,975,000	3,198,125
		25,205,403
Shipping - 0.3%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	2,740,000	2,883,850
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (d)	270,000	294,975
		3,178,825
Steel - 1.5%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	3,040,000	3,180,600
Severstal Columbus LLC 10.25% 2/15/18	7,255,000	7,799,125
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)	460,000	473,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - continued
Steel Dynamics, Inc.: - continued
6.125% 8/15/19 (d)	$ 885,000	$ 969,075
7.625% 3/15/20	2,305,000	2,581,600
		15,004,200
Super Retail - 1.2%
Claire's Stores, Inc. 9% 3/15/19 (d)	2,345,000	2,687,956
CST Brands, Inc. 5% 5/1/23 (d)	255,000	261,694
J. Crew Group, Inc. 8.125% 3/1/19	5,050,000	5,422,438
Jaguar Land Rover PLC 5.625% 2/1/23 (d)	1,725,000	1,802,625
Netflix, Inc. 5.375% 2/1/21 (d)	1,555,000	1,597,763
		11,772,476
Technology - 5.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	2,210,000	2,187,900
Ceridian Corp. 11.25% 11/15/15	2,950,000	3,056,938
First Data Corp.:
6.75% 11/1/20 (d)	3,640,000	3,913,000
7.375% 6/15/19 (d)	985,000	1,066,263
12.625% 1/15/21	875,000	949,375
Flextronics International Ltd. 4.625% 2/15/20 (d)	1,930,000	1,973,425
Freescale Semiconductor, Inc. 8.05% 2/1/20	2,940,000	3,156,825
IAC/InterActiveCorp 4.75% 12/15/22 (d)	1,230,000	1,236,150
NCR Corp. 4.625% 2/15/21 (d)	2,375,000	2,375,000
Nuance Communications, Inc. 5.375% 8/15/20 (d)	6,670,000	6,870,100
NXP BV/NXP Funding LLC 5.75% 2/15/21 (d)	2,090,000	2,215,400
Sanmina-SCI Corp. 7% 5/15/19 (d)	6,515,000	6,873,325
Softbank Corp. 4.5% 4/15/20 (d)	2,375,000	2,458,125
Spansion LLC 7.875% 11/15/17	3,065,000	3,202,925
VeriSign, Inc. 4.625% 5/1/23 (d)	2,085,000	2,137,125
Viasystems, Inc. 7.875% 5/1/19 (d)	1,935,000	2,065,613
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (d)	1,995,000	2,239,388
13.375% 10/15/19 (d)	1,070,000	1,243,875
		49,220,752
Telecommunications - 8.6%
Altice Financing SA 7.875% 12/15/19 (d)	460,000	508,300
Altice Finco SA 9.875% 12/15/20 (d)	1,590,000	1,811,010
Crown Castle International Corp. 5.25% 1/15/23	1,680,000	1,755,600
Digicel Group Ltd.:
6% 4/15/21 (d)	5,395,000	5,408,488
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Digicel Group Ltd.: - continued
7% 2/15/20 (d)	$ 200,000	$ 208,000
8.25% 9/1/17 (d)	3,535,000	3,711,750
8.25% 9/30/20 (d)	4,965,000	5,312,550
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	3,230,000	3,278,450
Equinix, Inc.:
4.875% 4/1/20	980,000	1,024,100
5.375% 4/1/23	790,000	827,525
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)	2,140,000	2,316,550
7.25% 4/1/19	2,505,000	2,755,500
7.25% 10/15/20	1,990,000	2,208,900
7.5% 4/1/21	1,370,000	1,541,250
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)	5,565,000	5,871,075
8.125% 6/1/23 (d)	1,985,000	2,114,025
11.25% 2/4/17	3,946,000	4,207,423
MasTec, Inc. 4.875% 3/15/23	1,020,000	1,020,000
NeuStar, Inc. 4.5% 1/15/23 (d)	1,935,000	1,876,950
SBA Communications Corp. 5.625% 10/1/19 (d)	4,005,000	4,215,263
Sprint Capital Corp. 6.875% 11/15/28	1,030,000	1,053,175
Sprint Nextel Corp.:
6% 12/1/16	7,142,000	7,725,501
6% 11/15/22	4,120,000	4,284,800
7% 3/1/20 (d)	2,210,000	2,513,875
7% 8/15/20	2,970,000	3,252,150
9% 11/15/18 (d)	955,000	1,174,650
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	5,640,000	6,006,600
TW Telecom Holdings, Inc. 5.375% 10/1/22	1,780,000	1,864,550
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(g)	2,085,356	2,162,746
Zayo Group LLC/Zayo Capital, Inc. 8.125% 1/1/20	2,425,000	2,740,250
		84,751,006
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	3,340,000	3,682,350
TOTAL NONCONVERTIBLE BONDS (Cost $812,712,993)		878,902,918
Common Stocks - 0.1%
	Shares	Value
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d) (Cost $864,258)	1	$ 592,559
Convertible Preferred Stocks - 0.4%

Automotive - 0.4%
General Motors Co. 4.75% (Cost $3,764,024)	78,400	3,644,032
Floating Rate Loans - 3.2%
	Principal Amount
Air Transportation - 1.0%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan:
4% 10/18/18 (g)	$ 3,286,763	3,253,895
4.25% 4/20/17 (g)	4,120,036	4,171,537
Tranche B 2LN, term loan 3.25% 4/18/16 (g)	822,938	831,167
US Airways Group, Inc. term loan 2.6992% 3/23/14 (g)	1,965,592	1,963,135
		10,219,734
Cable TV - 0.4%
Harron Communications LP Tranche B, term loan 5% 10/6/17 (g)	1,909,879	1,938,527
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (g)	1,960,000	1,979,600
		3,918,127
Energy - 0.5%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	3,260,000	3,374,100
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (g)	1,155,923	1,193,491
		4,567,591
Insurance - 0.5%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (g)	3,132,150	3,171,302
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (g)	1,820,000	1,956,500
		5,127,802
Floating Rate Loans - continued
	Principal Amount	Value
Leisure - 0.3%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (g)	$ 1,075,000	$ 1,101,875
Tranche B 1LN, term loan 4.5% 2/1/20 (g)	2,010,000	2,035,125
		3,137,000
Technology - 0.1%
First Data Corp. term loan 4.1992% 3/24/18 (g)	1,110,000	1,107,225
Telecommunications - 0.4%
Intelsat Jackson Holdings SA term loan 3.2002% 2/1/14 (g)	1,107,442	1,104,673
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (g)	2,294,250	2,334,399
		3,439,072
TOTAL FLOATING RATE LOANS (Cost $30,441,032)		31,516,551
Preferred Securities - 0.1%

Entertainment/Film - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (d)(e) (Cost $1,426,455)	1,425,000	1,461,975
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $59,478,225)	59,478,225	59,478,225
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $908,686,987)		975,596,260
NET OTHER ASSETS (LIABILITIES) - 1.1%		10,721,997
NET ASSETS - 100%		$ 986,318,257
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $354,450,104 or 35.9% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,897
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,644,032	$ 3,644,032	$ -	$ -
Telecommunication Services	592,559	-	-	592,559
Corporate Bonds	878,902,918	-	878,902,918	-
Floating Rate Loans	31,516,551	-	31,516,551	-
Preferred Securities	1,461,975	-	1,461,975	-
Money Market Funds	59,478,225	59,478,225	-	-
Total Investments in Securities:	$ 975,596,260	$ 63,122,257	$ 911,881,444	$ 592,559
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.8%
Luxembourg	3.1%
Canada	2.9%
Bermuda	2.7%
Australia	1.3%
Cayman Islands	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $849,208,762)	$ 916,118,035
Fidelity Central Funds (cost $59,478,225)	59,478,225
Total Investments (cost $908,686,987)		$ 975,596,260
Cash		934,792
Receivable for investments sold		12,681,559
Receivable for fund shares sold		756,410
Interest receivable		14,830,730
Distributions receivable from Fidelity Central Funds		6,250
Prepaid expenses		993
Receivable from investment adviser for expense reductions		9,794
Other receivables		50
Total assets		1,004,816,838

Liabilities
Payable for investments purchased Regular delivery	$ 9,674,171
Delayed delivery	6,185,000
Payable for fund shares redeemed	1,072,182
Distributions payable	660,586
Accrued management fee	458,714
Distribution and service plan fees payable	223,071
Other affiliated payables	187,034
Other payables and accrued expenses	37,823
Total liabilities		18,498,581

Net Assets		$ 986,318,257
Net Assets consist of:
Paid in capital		$ 894,119,312
Undistributed net investment income		11,385,848
Accumulated undistributed net realized gain (loss) on investments		13,903,824
Net unrealized appreciation (depreciation) on investments		66,909,273
Net Assets		$ 986,318,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($333,160,683 ÷ 37,284,570 shares)	$ 8.94

Maximum offering price per share (100/96.00 of $8.94)	$ 9.31
Class T: Net Asset Value and redemption price per share ($104,653,198 ÷ 11,731,905 shares)	$ 8.92

Maximum offering price per share (100/96.00 of $8.92)	$ 9.29
Class B: Net Asset Value and offering price per share ($15,723,207 ÷ 1,764,427 shares)A	$ 8.91

Class C: Net Asset Value and offering price per share ($145,844,742 ÷ 16,363,384 shares)A	$ 8.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($386,936,427 ÷ 43,229,241 shares)	$ 8.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 128,572
Interest		31,709,475
Income from Fidelity Central Funds		34,897
Total income		31,872,944

Expenses
Management fee	$ 2,792,641
Transfer agent fees	976,033
Distribution and service plan fees	1,354,127
Accounting fees and expenses	177,464
Custodian fees and expenses	11,466
Independent trustees' compensation	3,159
Registration fees	42,425
Audit	34,625
Legal	3,139
Miscellaneous	4,434
Total expenses before reductions	5,399,513
Expense reductions	(57,392)	5,342,121
Net investment income (loss)		26,530,823
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,838,776
Change in net unrealized appreciation (depreciation) on investment securities		13,236,267
Net gain (loss)		32,075,043
Net increase (decrease) in net assets resulting from operations		$ 58,605,866

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,530,823	$ 57,210,653
Net realized gain (loss)	18,838,776	5,885,916
Change in net unrealized appreciation (depreciation)	13,236,267	37,279,107
Net increase (decrease) in net assets resulting from operations	58,605,866	100,375,676
Distributions to shareholders from net investment income	(25,331,085)	(57,876,838)
Distributions to shareholders from net realized gain	(10,710,606)	(4,909,609)
Total distributions	(36,041,691)	(62,786,447)
Share transactions - net increase (decrease)	(63,933,839)	180,987,382
Redemption fees	40,484	67,711
Total increase (decrease) in net assets	(41,329,180)	218,644,322

Net Assets
Beginning of period	1,027,647,437	809,003,115
End of period (including undistributed net investment income of $11,385,848 and undistributed net investment income of $10,186,110, respectively)	$ 986,318,257	$ 1,027,647,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 8.38	$ 8.59	$ 7.87	$ 6.48	$ 9.13
Income from Investment Operations
Net investment income (loss) E	.238	.539	.581	.637	.625	.645
Net realized and unrealized gain (loss)	.293	.411	(.204)	.673	1.318	(2.616)
Total from investment operations	.531	.950	.377	1.310	1.943	(1.971)
Distributions from net investment income	(.227)	(.551)	(.589)	(.591)	(.556)	(.621)
Distributions from net realized gain	(.094)	(.050)	-	-	-	(.060)
Total distributions	(.321)	(.601)	(.589)	(.591)	(.556)	(.681)
Redemption fees added to paid in capital E	- I	.001	.002	.001	.003	.002
Net asset value, end of period	$ 8.94	$ 8.73	$ 8.38	$ 8.59	$ 7.87	$ 6.48
Total Return B, C, D	6.21%	11.84%	4.53%	17.33%	31.69%	(23.03)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.03%	1.04%	1.06%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03% A	1.03%	1.04%	1.06%	1.09%	1.10%
Expenses net of all reductions	1.03% A	1.03%	1.04%	1.06%	1.08%	1.10%
Net investment income (loss)	5.46% A	6.35%	6.82%	7.81%	8.91%	7.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,161	$ 331,436	$ 264,110	$ 278,577	$ 282,936	$ 89,571
Portfolio turnover rate G	70% A	48%	75%	79%	54%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 8.37	$ 8.57	$ 7.86	$ 6.48	$ 9.12
Income from Investment Operations
Net investment income (loss) E	.236	.536	.578	.633	.622	.645
Net realized and unrealized gain (loss)	.284	.411	(.193)	.665	1.310	(2.606)
Total from investment operations	.520	.947	.385	1.298	1.932	(1.961)
Distributions from net investment income	(.226)	(.548)	(.587)	(.589)	(.555)	(.621)
Distributions from net realized gain	(.094)	(.050)	-	-	-	(.060)
Total distributions	(.320)	(.598)	(.587)	(.589)	(.555)	(.681)
Redemption fees added to paid in capital E	- I	.001	.002	.001	.003	.002
Net asset value, end of period	$ 8.92	$ 8.72	$ 8.37	$ 8.57	$ 7.86	$ 6.48
Total Return B, C, D	6.09%	11.83%	4.63%	17.17%	31.52%	(22.94)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.06%	1.07%	1.11%	1.16%	1.19%
Expenses net of fee waivers, if any	1.06% A	1.06%	1.07%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.06% A	1.06%	1.07%	1.10%	1.10%	1.10%
Net investment income (loss)	5.44% A	6.32%	6.79%	7.78%	8.89%	7.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,653	$ 105,518	$ 92,746	$ 119,576	$ 111,601	$ 43,018
Portfolio turnover rate G	70% A	48%	75%	79%	54%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47	$ 9.11
Income from Investment Operations
Net investment income (loss) E	.206	.477	.521	.579	.571	.593
Net realized and unrealized gain (loss)	.284	.412	(.204)	.676	1.317	(2.609)
Total from investment operations	.490	.889	.317	1.255	1.888	(2.016)
Distributions from net investment income	(.196)	(.490)	(.529)	(.536)	(.511)	(.566)
Distributions from net realized gain	(.094)	(.050)	-	-	-	(.060)
Total distributions	(.290)	(.540)	(.529)	(.536)	(.511)	(.626)
Redemption fees added to paid in capital E	- I	.001	.002	.001	.003	.002
Net asset value, end of period	$ 8.91	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47
Total Return B, C, D	5.73%	11.08%	3.81%	16.58%	30.73%	(23.47)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.76%	1.77%	1.80%	1.81%	1.82%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	4.74% A	5.64%	6.11%	7.13%	8.25%	7.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,723	$ 17,309	$ 19,647	$ 29,065	$ 32,894	$ 21,429
Portfolio turnover rate G	70% A	48%	75%	79%	54%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47	$ 9.11
Income from Investment Operations
Net investment income (loss) E	.204	.474	.516	.575	.572	.583
Net realized and unrealized gain (loss)	.284	.412	(.202)	.675	1.309	(2.608)
Total from investment operations	.488	.886	.314	1.250	1.881	(2.025)
Distributions from net investment income	(.194)	(.487)	(.526)	(.531)	(.504)	(.557)
Distributions from net realized gain	(.094)	(.050)	-	-	-	(.060)
Total distributions	(.288)	(.537)	(.526)	(.531)	(.504)	(.617)
Redemption fees added to paid in capital E	- I	.001	.002	.001	.003	.002
Net asset value, end of period	$ 8.91	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47
Total Return B, C, D	5.71%	11.03%	3.77%	16.51%	30.60%	(23.54)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.79%	1.79%	1.81%	1.85%	1.86%
Expenses net of fee waivers, if any	1.80% A	1.79%	1.79%	1.81%	1.85%	1.85%
Expenses net of all reductions	1.80% A	1.79%	1.79%	1.81%	1.85%	1.85%
Net investment income (loss)	4.69% A	5.60%	6.08%	7.07%	8.15%	6.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,845	$ 149,591	$ 120,710	$ 121,796	$ 98,361	$ 30,619
Portfolio turnover rate G	70% A	48%	75%	79%	54%	62%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.40	$ 8.60	$ 7.88	$ 6.49	$ 9.14
Income from Investment Operations
Net investment income (loss) D	.246	.556	.598	.655	.637	.669
Net realized and unrealized gain (loss)	.283	.409	(.195)	.673	1.323	(2.619)
Total from investment operations	.529	.965	.403	1.328	1.960	(1.950)
Distributions from net investment income	(.235)	(.566)	(.605)	(.609)	(.573)	(.642)
Distributions from net realized gain	(.094)	(.050)	-	-	-	(.060)
Total distributions	(.329)	(.616)	(.605)	(.609)	(.573)	(.702)
Redemption fees added to paid in capital D	- H	.001	.002	.001	.003	.002
Net asset value, end of period	$ 8.95	$ 8.75	$ 8.40	$ 8.60	$ 7.88	$ 6.49
Total Return B, C	6.17%	12.02%	4.85%	17.55%	31.95%	(22.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.88%	.88%	.89%	.90%	.92%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	5.64% A	6.54%	7.01%	8.03%	9.15%	7.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 386,936	$ 423,792	$ 311,790	$ 329,601	$ 251,945	$ 143,656
Portfolio turnover rate F	70% A	48%	75%	79%	54%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR)and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 70,358,129
Gross unrealized depreciation	(810,416)
Net unrealized appreciation (depreciation) on securities and other investments	$ 69,547,713

Tax cost	$ 906,048,547

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $326,624,043 and $381,806,940, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 410,429	$ 13,613
Class T	-%	.25%	130,053	1,463
Class B	.65%	.25%	74,718	54,103
Class C	.75%	.25%	738,927	136,631
			$ 1,354,127	$ 205,810

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48,634
Class T	4,992
Class B*	14,640
Class C*	9,276
$ 77,542

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 248,106.15
Class T	92,593.18
Class B	18,995.23
Class C	121,043.17
Institutional Class	495,296.25
	$ 976,033

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,299 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$ 1,077
Institutional Class	.85%	55,774
		$ 56,851

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $527.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 8,496,546	$ 19,266,751
Class T	2,682,963	6,321,827
Class B	372,079	1,064,774
Class C	3,271,950	8,052,744
Institutional Class	10,507,547	23,170,742
Total	$ 25,331,085	$ 57,876,838
From net realized gain
Class A	$ 3,484,186	$ 1,593,045
Class T	1,140,878	555,537
Class B	184,860	113,946
Class C	1,602,754	738,893
Institutional Class	4,297,928	1,908,188
Total	$ 10,710,606	$ 4,909,609

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	4,196,039	13,554,378	$ 36,886,104	$ 114,785,238
Reinvestment of distributions	1,073,769	1,908,278	9,422,209	16,124,689
Shares redeemed	(5,943,799)	(9,007,277)	(52,190,845)	(76,176,781)
Net increase (decrease)	(673,991)	6,455,379	$ (5,882,532)	$ 54,733,146

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	925,436	3,062,937	$ 8,110,732	$ 26,048,550
Reinvestment of distributions	359,399	651,829	3,148,105	5,492,540
Shares redeemed	(1,657,573)	(2,690,101)	(14,518,841)	(22,809,085)
Net increase (decrease)	(372,738)	1,024,665	$ (3,260,004)	$ 8,732,005
Class B
Shares sold	49,365	215,184	$ 431,999	$ 1,821,747
Reinvestment of distributions	48,438	104,068	423,702	874,542
Shares redeemed	(320,997)	(680,921)	(2,814,035)	(5,751,719)
Net increase (decrease)	(223,194)	(361,669)	$ (1,958,334)	$ (3,055,430)
Class C
Shares sold	1,661,811	6,558,912	$ 14,561,330	$ 55,308,268
Reinvestment of distributions	438,669	802,942	3,838,583	6,764,675
Shares redeemed	(2,911,497)	(4,619,238)	(25,513,383)	(39,315,398)
Net increase (decrease)	(811,017)	2,742,616	$ (7,113,470)	$ 22,757,545
Institutional Class
Shares sold	4,275,972	20,083,074	$ 37,604,679	$ 172,012,055
Reinvestment of distributions	1,540,652	2,734,646	13,545,589	23,137,043
Shares redeemed	(11,044,203)	(11,495,654)	(96,869,767)	(97,328,982)
Net increase (decrease)	(5,227,579)	11,322,066	$ (45,719,499)	$ 97,820,116

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AHI-USAN-0613
1.784884.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

High Income

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.03%
Actual		$ 1,000.00	$ 1,062.10	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class T	1.06%
Actual		$ 1,000.00	$ 1,060.90	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class B	1.75%
Actual		$ 1,000.00	$ 1,057.30	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.80%
Actual		$ 1,000.00	$ 1,057.10	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,061.70	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CCO Holdings LLC/CCO Holdings Capital Corp.	3.2	2.0
International Lease Finance Corp.	2.9	2.7
Rite Aid Corp.	2.4	1.8
MGM Mirage, Inc.	2.0	2.4
Standard Pacific Corp.	2.0	1.7
	12.5
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.1	10.0
Telecommunications	9.1	6.5
Diversified Financial Services	6.9	6.7
Electric Utilities	6.6	5.9
Cable TV	6.2	5.0
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
BBB 2.6%	BBB 5.2%
BB 34.9%	BB 27.2%
B 44.0%	B 47.1%
CCC,CC,C 10.2%	CCC,CC,C 10.0%
Not Rated 0.7%	Not Rated 1.2%
Equities 0.5%	Equities 0.6%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 8.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Nonconvertible Bonds 89.1%		Nonconvertible Bonds 83.2%
	Convertible Bonds, Preferred Stocks 0.4%		Convertible Bonds, Preferred Stocks 0.6%
	Common Stocks 0.1%		Common Stocks 0.0%
	Floating Rate Loans 3.2%		Floating Rate Loans 7.5%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 7.1%		Short-Term Investments and Net Other Assets (Liabilities) 8.7%
* Foreign investments	16.2%	** Foreign investments	12.1%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.1%
	Principal Amount	Value
Aerospace - 0.7%
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	$ 315,000	$ 322,875
GenCorp, Inc. 7.125% 3/15/21 (d)	580,000	624,950
TransDigm, Inc. 5.5% 10/15/20 (d)	4,010,000	4,280,675
Triumph Group, Inc. 4.875% 4/1/21 (d)	1,420,000	1,469,700
		6,698,200
Air Transportation - 3.0%
Air Canada:
5.375% 11/15/22 (d)(f)	335,000	342,119
6.625% 5/15/18 (d)(f)	1,945,000	1,986,331
12% 2/1/16 (d)	2,620,000	2,865,625
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,269,344	1,440,706
6.125% 4/29/18 (d)	345,000	351,900
6.25% 10/22/21	2,275,000	2,388,750
6.75% 9/15/15 (d)	5,315,000	5,560,819
9.25% 5/10/17	1,548,101	1,735,809
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (d)	2,735,000	2,899,100
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,375,000	1,433,438
6.75% 11/23/15	1,375,000	1,447,188
8.021% 8/10/22	1,209,549	1,330,504
8.954% 8/10/14	996,980	1,046,829
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	362,382	390,920
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	1,085,000	1,095,850
Class B, 5.375% 5/15/23	450,000	462,375
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	988,819	998,707
9.75% 1/15/17	1,191,322	1,381,933
12% 1/15/16 (d)	354,032	400,056
		29,558,959
Automotive - 3.9%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	2,970,000	3,140,775
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	5,325,000	5,964,000
8.25% 6/15/21	4,060,000	4,648,700
Dana Holding Corp.:
6.5% 2/15/19	985,000	1,063,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Dana Holding Corp.: - continued
6.75% 2/15/21	$ 1,210,000	$ 1,327,975
Ford Motor Co. 7.45% 7/16/31	2,815,000	3,745,574
Ford Motor Credit Co. LLC:
5% 5/15/18	3,255,000	3,601,007
5.875% 8/2/21	1,180,000	1,376,887
6.625% 8/15/17	1,390,000	1,633,953
8% 12/15/16	1,975,000	2,377,337
General Motors Financial Co., Inc.:
4.75% 8/15/17 (d)	2,285,000	2,410,675
6.75% 6/1/18	1,800,000	2,052,000
Schaeffler Finance BV 4.75% 5/15/21 (d)	950,000	964,250
Tenneco, Inc. 6.875% 12/15/20	1,405,000	1,550,769
TRW Automotive, Inc. 4.5% 3/1/21 (d)	2,445,000	2,530,575
		38,388,277
Banks & Thrifts - 0.1%
Synovus Financial Corp.:
5.125% 6/15/17	55,000	55,550
7.875% 2/15/19	495,000	568,013
		623,563
Broadcasting - 0.7%
AMC Networks, Inc. 4.75% 12/15/22	1,555,000	1,586,100
Starz LLC/Starz Finance Corp. 5% 9/15/19 (d)	2,135,000	2,225,738
Univision Communications, Inc. 6.875% 5/15/19 (d)	1,450,000	1,573,250
UPC Holding BV 9.875% 4/15/18 (d)	1,085,000	1,209,775
		6,594,863
Building Materials - 2.7%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (d)	290,000	301,600
Building Materials Corp. of America:
6.75% 5/1/21 (d)	2,385,000	2,641,388
6.875% 8/15/18 (d)	3,305,000	3,569,400
HD Supply, Inc.:
7.5% 7/15/20 (d)	2,910,000	3,150,075
8.125% 4/15/19	3,390,000	3,834,938
10.5% 1/15/21	625,000	654,688
Headwaters, Inc. 7.625% 4/1/19	2,175,000	2,349,000
Masco Corp. 5.95% 3/15/22	3,400,000	3,848,059
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Texas Industries, Inc. 9.25% 8/15/20	$ 2,765,000	$ 3,079,519
USG Corp. 7.875% 3/30/20 (d)	2,680,000	3,048,500
		26,477,167
Cable TV - 5.8%
Cablevision Systems Corp.:
5.875% 9/15/22	2,925,000	2,954,250
7.75% 4/15/18	530,000	603,538
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,320,000	1,333,200
5.75% 9/1/23 (d)	1,290,000	1,338,375
5.75% 1/15/24 (f)	2,305,000	2,391,438
6.5% 4/30/21	6,400,000	6,944,000
6.625% 1/31/22	2,050,000	2,244,750
7% 1/15/19	5,280,000	5,728,800
7.25% 10/30/17	9,485,000	10,255,656
7.875% 4/30/18	2,520,000	2,680,020
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	2,255,000	2,395,938
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	450,000	459,585
CSC Holdings LLC:
6.75% 11/15/21	440,000	502,700
8.625% 2/15/19	2,895,000	3,524,663
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	890,000	1,009,038
Lynx I Corp. 5.375% 4/15/21 (d)	1,625,000	1,746,875
Lynx II Corp. 6.375% 4/15/23 (d)	355,000	385,175
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	1,115,000	1,154,025
7.5% 3/15/19 (d)	660,000	724,350
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	1,665,000	1,802,363
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	3,505,000	3,908,075
Virgin Media Finance PLC 4.875% 2/15/22	1,140,000	1,162,800
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	2,045,000	2,177,925
		57,427,539
Capital Goods - 0.6%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	2,040,000	2,203,200
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	3,615,000	3,800,269
		6,003,469
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 2.5%
Ashland, Inc.:
3% 3/15/16 (d)	$ 750,000	$ 766,875
3.875% 4/15/18 (d)	710,000	733,075
Axiall Corp. 4.875% 5/15/23 (d)	1,100,000	1,141,250
Celanese U.S. Holdings LLC:
4.625% 11/15/22	1,110,000	1,154,400
6.625% 10/15/18	430,000	466,550
Eagle Spinco, Inc. 4.625% 2/15/21 (d)	535,000	561,750
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)	2,335,000	2,434,238
INEOS Finance PLC 8.375% 2/15/19 (d)	2,920,000	3,292,300
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	2,307,000	2,606,910
LyondellBasell Industries NV:
5% 4/15/19	2,055,000	2,341,853
6% 11/15/21	635,000	770,449
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	310,000	318,525
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,870,000	1,976,123
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	3,365,000	3,369,206
Tronox Finance LLC 6.375% 8/15/20 (d)	2,340,000	2,334,150
		24,267,654
Containers - 2.5%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	3,630,000	4,002,075
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
7% 11/15/20 (d)	595,000	629,213
7.375% 10/15/17 (d)	235,000	258,500
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)	2,645,000	2,701,206
Graphic Packaging International, Inc. 4.75% 4/15/21	300,000	309,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	5,125,000	5,342,813
7.875% 8/15/19	1,945,000	2,178,400
8.5% 5/15/18 (c)	870,000	926,550
9.875% 8/15/19	4,065,000	4,562,963
Sealed Air Corp.:
5.25% 4/1/23 (d)	490,000	491,225
6.5% 12/1/20 (d)	910,000	1,016,925
8.125% 9/15/19 (d)	1,110,000	1,262,625
8.375% 9/15/21 (d)	810,000	943,650
		24,625,895
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - 6.9%
Aircastle Ltd.:
6.25% 12/1/19	$ 1,175,000	$ 1,310,125
6.75% 4/15/17	1,375,000	1,524,531
9.75% 8/1/18	3,540,000	4,040,025
CIT Group, Inc.:
4.25% 8/15/17	2,190,000	2,321,400
5% 5/15/17	2,225,000	2,425,250
5% 8/15/22	1,740,000	1,945,892
5.25% 3/15/18	3,365,000	3,718,325
5.375% 5/15/20	1,485,000	1,674,338
5.5% 2/15/19 (d)	4,000,000	4,510,000
6.625% 4/1/18 (d)	2,045,000	2,387,538
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	3,990,000	4,154,588
8% 1/15/18	7,985,000	8,583,875
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	870,000	826,500
International Lease Finance Corp.:
4.875% 4/1/15	2,305,000	2,422,790
5.65% 6/1/14	900,000	934,497
5.75% 5/15/16	3,280,000	3,567,600
5.875% 4/1/19	1,025,000	1,124,825
5.875% 8/15/22	4,565,000	5,031,091
6.25% 5/15/19	1,485,000	1,665,056
8.625% 9/15/15	4,640,000	5,295,632
8.625% 1/15/22	2,750,000	3,575,000
8.75% 3/15/17	760,000	910,100
8.875% 9/1/17	3,060,000	3,714,075
		67,663,053
Diversified Media - 1.8%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (d)	1,810,000	1,923,125
6.5% 11/15/22 (d)	3,425,000	3,673,313
MDC Partners, Inc. 6.75% 4/1/20 (d)	760,000	790,400
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)	1,410,000	1,439,963
7.75% 10/15/18	2,715,000	3,027,225
Quebecor Media, Inc.:
5.75% 1/15/23 (d)	3,540,000	3,699,300
7.75% 3/15/16	1,623,000	1,651,403
7.75% 3/15/16	1,299,000	1,321,733
		17,526,462
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 6.6%
Atlantic Power Corp. 9% 11/15/18	$ 3,340,000	$ 3,515,350
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	2,860,000	3,060,200
GenOn Energy, Inc.:
9.5% 10/15/18	2,190,000	2,600,625
9.875% 10/15/20	1,745,000	2,015,475
InterGen NV 9% 6/30/17 (d)	4,165,000	4,217,063
IPALCO Enterprises, Inc. 5% 5/1/18	980,000	1,058,400
Mirant Americas Generation LLC:
8.5% 10/1/21	3,505,000	4,153,425
9.125% 5/1/31	5,390,000	6,090,700
NRG Energy, Inc. 6.625% 3/15/23 (d)	5,610,000	6,114,900
NSG Holdings II, LLC 7.75% 12/15/25 (d)	7,675,000	8,250,625
NV Energy, Inc. 6.25% 11/15/20	2,125,000	2,623,859
Otter Tail Corp. 9% 12/15/16	1,675,000	1,943,000
Puget Energy, Inc.:
5.625% 7/15/22	775,000	869,262
6.5% 12/15/20	2,115,000	2,473,791
RRI Energy, Inc. 7.625% 6/15/14	3,245,000	3,447,813
The AES Corp.:
4.875% 5/15/23	355,000	362,100
7.375% 7/1/21	6,775,000	8,062,250
7.75% 10/15/15	410,000	459,200
8% 10/15/17	2,220,000	2,658,450
9.75% 4/15/16	905,000	1,095,050
		65,071,538
Energy - 10.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,405,000	1,447,150
Antero Resources Finance Corp.:
6% 12/1/20	2,210,000	2,347,683
7.25% 8/1/19	1,270,000	1,377,950
9.375% 12/1/17	2,900,000	3,153,750
Chesapeake Energy Corp.:
5.375% 6/15/21	1,645,000	1,714,913
5.75% 3/15/23	1,070,000	1,160,950
6.125% 2/15/21	7,200,000	7,920,000
6.875% 11/15/20	1,380,000	1,576,650
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,030,000	1,112,400
6.125% 7/15/22	2,375,000	2,606,563
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	$ 1,135,000	$ 1,169,050
Continental Resources, Inc. 4.5% 4/15/23 (d)	2,240,000	2,368,800
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	940,000	982,300
Denbury Resources, Inc. 6.375% 8/15/21	1,555,000	1,714,388
Energy Partners Ltd. 8.25% 2/15/18	390,000	420,225
Energy Transfer Equity LP 7.5% 10/15/20	2,025,000	2,369,250
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,695,000	1,915,350
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,130,000	1,235,938
9.375% 5/1/20	4,570,000	5,312,625
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	2,013,000	2,148,878
Exterran Holdings, Inc. 7.25% 12/1/18	3,260,000	3,496,350
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (d)	2,755,000	2,823,875
Forbes Energy Services Ltd. 9% 6/15/19	3,200,000	3,160,000
Forest Oil Corp. 7.5% 9/15/20 (d)	2,795,000	2,976,675
Frontier Oil Corp. 6.875% 11/15/18	555,000	601,481
Hornbeck Offshore Services, Inc. 5% 3/1/21 (d)	1,570,000	1,577,850
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	2,835,000	3,148,877
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)	2,435,000	2,544,575
6.5% 5/15/19	2,010,000	2,120,550
7.75% 2/1/21	1,660,000	1,817,700
8.625% 4/15/20	2,100,000	2,346,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (d)	2,150,000	2,289,750
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)	1,200,000	1,257,000
7.5% 11/1/19 (d)	1,980,000	2,148,300
Oil States International, Inc. 6.5% 6/1/19	2,370,000	2,547,750
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	2,305,000	2,598,888
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	2,040,000	2,264,400
Precision Drilling Corp.:
6.5% 12/15/21	200,000	216,500
6.625% 11/15/20	1,760,000	1,892,000
Rosetta Resources, Inc. 5.625% 5/1/21 (f)	890,000	927,825
Samson Investment Co. 9.75% 2/15/20 (d)	3,645,000	3,872,813
SESI LLC 7.125% 12/15/21	3,430,000	3,901,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18	$ 1,342,000	$ 1,462,780
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)	1,695,000	1,779,750
6.375% 8/1/22	520,000	581,100
6.875% 2/1/21	1,955,000	2,170,050
7.875% 10/15/18	1,830,000	2,013,000
Tesoro Corp. 4.25% 10/1/17	245,000	257,863
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)	210,000	223,650
Western Refining, Inc. 6.25% 4/1/21 (d)	1,425,000	1,467,750
		104,542,290
Environmental - 1.2%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)	2,790,000	3,041,100
Clean Harbors, Inc.:
5.125% 6/1/21 (d)	615,000	644,213
5.25% 8/1/20	1,715,000	1,813,613
Covanta Holding Corp.:
6.375% 10/1/22	935,000	1,023,119
7.25% 12/1/20	2,621,000	2,911,630
Tervita Corp.:
8% 11/15/18 (d)	835,000	874,663
9.75% 11/1/19 (d)	1,965,000	1,930,613
		12,238,951
Food & Drug Retail - 2.9%
ESAL GmbH 6.25% 2/5/23 (d)	3,240,000	3,220,560
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	2,355,000	2,393,269
Rite Aid Corp.:
9.25% 3/15/20	11,205,000	12,941,740
9.5% 6/15/17	10,075,000	10,478,000
		29,033,569
Food/Beverage/Tobacco - 0.9%
Constellation Brands, Inc.:
3.75% 5/1/21 (f)	285,000	285,000
4.25% 5/1/23 (f)	425,000	425,000
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)	5,025,000	5,552,625
Post Holdings, Inc. 7.375% 2/15/22	2,750,000	3,052,500
		9,315,125
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 3.1%
Ameristar Casinos, Inc. 7.5% 4/15/21	$ 4,255,000	$ 4,733,688
MCE Finance Ltd. 5% 2/15/21 (d)	2,630,000	2,656,300
MGM Mirage, Inc.:
6.625% 12/15/21	2,005,000	2,170,413
6.75% 10/1/20 (d)	2,925,000	3,202,875
7.5% 6/1/16	1,805,000	2,032,881
7.625% 1/15/17	5,570,000	6,217,513
8.625% 2/1/19	1,785,000	2,110,763
10% 11/1/16	2,235,000	2,709,938
11.375% 3/1/18	1,655,000	2,134,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	1,195,000	1,284,625
7.75% 8/15/20	1,285,000	1,452,050
		30,705,996
Healthcare - 4.1%
DaVita, Inc. 5.75% 8/15/22	3,920,000	4,174,800
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	950,000	992,750
8.75% 3/15/18	110,000	123,750
9.875% 4/15/18	1,555,000	1,710,500
Emergency Medical Services Corp. 8.125% 6/1/19	4,075,000	4,513,063
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (d)	5,000,000	5,500,000
HealthSouth Corp. 7.25% 10/1/18	2,785,000	3,014,763
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)	1,500,000	1,290,000
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,780,000	1,940,200
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,565,000	1,741,063
7.5% 2/15/20	1,190,000	1,326,850
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,820,000	3,073,800
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	3,655,000	3,808,053
6.875% 12/1/18 (d)	3,290,000	3,581,988
VPI Escrow Corp. 6.375% 10/15/20 (d)	3,775,000	4,180,813
		40,972,393
Homebuilders/Real Estate - 4.7%
CB Richard Ellis Services, Inc.:
5% 3/15/23	1,510,000	1,545,938
6.625% 10/15/20	2,775,000	3,031,688
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
D.R. Horton, Inc.:
3.625% 2/15/18	$ 2,335,000	$ 2,390,456
4.375% 9/15/22	3,175,000	3,230,563
4.75% 5/15/17	905,000	970,613
4.75% 2/15/23	780,000	803,400
Lennar Corp.:
4.125% 12/1/18 (d)	2,335,000	2,381,700
4.75% 11/15/22 (d)	2,655,000	2,681,550
6.95% 6/1/18	1,575,000	1,805,344
12.25% 6/1/17	3,790,000	5,078,600
Standard Pacific Corp.:
8.375% 5/15/18	8,550,000	10,174,500
8.375% 1/15/21	6,520,000	7,807,700
10.75% 9/15/16	1,650,000	2,058,375
Toll Brothers Finance Corp. 4.375% 4/15/23	2,310,000	2,367,750
		46,328,177
Leisure - 1.4%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (d)	1,425,000	1,457,063
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,280,000	1,446,400
NCL Corp. Ltd. 5% 2/15/18 (d)	3,650,000	3,796,000
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	2,475,000	2,561,625
7.25% 3/15/18	950,000	1,096,063
7.5% 10/15/27	1,925,000	2,194,500
yankee 7.25% 6/15/16	1,470,000	1,668,450
		14,220,101
Metals/Mining - 2.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	1,795,000	1,678,325
6.25% 6/1/21	175,000	160,563
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (d)	205,000	212,688
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	2,400,000	2,448,000
CONSOL Energy, Inc. 8% 4/1/17	2,580,000	2,792,850
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	2,245,000	2,329,188
7% 11/1/15 (d)	7,570,000	7,929,575
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Peabody Energy Corp. 6.25% 11/15/21	$ 695,000	$ 741,044
Walter Energy, Inc. 8.5% 4/15/21 (d)	2,235,000	2,329,988
		20,622,221
Paper - 0.2%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	1,630,000	1,813,375
Xerium Technologies, Inc. 8.875% 6/15/18	180,000	184,050
		1,997,425
Publishing/Printing - 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	1,960,000	2,033,500
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	2,685,000	3,151,519
Services - 2.6%
APX Group, Inc.:
6.375% 12/1/19 (d)	3,090,000	3,113,175
8.75% 12/1/20 (d)	2,550,000	2,690,250
ARAMARK Corp. 5.75% 3/15/20 (d)	1,090,000	1,141,775
FTI Consulting, Inc.:
6% 11/15/22 (d)	1,290,000	1,377,075
6.75% 10/1/20	2,165,000	2,351,840
Hertz Corp.:
4.25% 4/1/18 (d)	2,005,000	2,075,175
6.75% 4/15/19	5,205,000	5,764,538
7.5% 10/15/18	2,880,000	3,189,600
NES Rentals Holdings, Inc. 7.875% 5/1/18 (d)	295,000	303,850
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	2,975,000	3,198,125
		25,205,403
Shipping - 0.3%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	2,740,000	2,883,850
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (d)	270,000	294,975
		3,178,825
Steel - 1.5%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	3,040,000	3,180,600
Severstal Columbus LLC 10.25% 2/15/18	7,255,000	7,799,125
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)	460,000	473,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - continued
Steel Dynamics, Inc.: - continued
6.125% 8/15/19 (d)	$ 885,000	$ 969,075
7.625% 3/15/20	2,305,000	2,581,600
		15,004,200
Super Retail - 1.2%
Claire's Stores, Inc. 9% 3/15/19 (d)	2,345,000	2,687,956
CST Brands, Inc. 5% 5/1/23 (d)	255,000	261,694
J. Crew Group, Inc. 8.125% 3/1/19	5,050,000	5,422,438
Jaguar Land Rover PLC 5.625% 2/1/23 (d)	1,725,000	1,802,625
Netflix, Inc. 5.375% 2/1/21 (d)	1,555,000	1,597,763
		11,772,476
Technology - 5.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	2,210,000	2,187,900
Ceridian Corp. 11.25% 11/15/15	2,950,000	3,056,938
First Data Corp.:
6.75% 11/1/20 (d)	3,640,000	3,913,000
7.375% 6/15/19 (d)	985,000	1,066,263
12.625% 1/15/21	875,000	949,375
Flextronics International Ltd. 4.625% 2/15/20 (d)	1,930,000	1,973,425
Freescale Semiconductor, Inc. 8.05% 2/1/20	2,940,000	3,156,825
IAC/InterActiveCorp 4.75% 12/15/22 (d)	1,230,000	1,236,150
NCR Corp. 4.625% 2/15/21 (d)	2,375,000	2,375,000
Nuance Communications, Inc. 5.375% 8/15/20 (d)	6,670,000	6,870,100
NXP BV/NXP Funding LLC 5.75% 2/15/21 (d)	2,090,000	2,215,400
Sanmina-SCI Corp. 7% 5/15/19 (d)	6,515,000	6,873,325
Softbank Corp. 4.5% 4/15/20 (d)	2,375,000	2,458,125
Spansion LLC 7.875% 11/15/17	3,065,000	3,202,925
VeriSign, Inc. 4.625% 5/1/23 (d)	2,085,000	2,137,125
Viasystems, Inc. 7.875% 5/1/19 (d)	1,935,000	2,065,613
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (d)	1,995,000	2,239,388
13.375% 10/15/19 (d)	1,070,000	1,243,875
		49,220,752
Telecommunications - 8.6%
Altice Financing SA 7.875% 12/15/19 (d)	460,000	508,300
Altice Finco SA 9.875% 12/15/20 (d)	1,590,000	1,811,010
Crown Castle International Corp. 5.25% 1/15/23	1,680,000	1,755,600
Digicel Group Ltd.:
6% 4/15/21 (d)	5,395,000	5,408,488
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Digicel Group Ltd.: - continued
7% 2/15/20 (d)	$ 200,000	$ 208,000
8.25% 9/1/17 (d)	3,535,000	3,711,750
8.25% 9/30/20 (d)	4,965,000	5,312,550
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	3,230,000	3,278,450
Equinix, Inc.:
4.875% 4/1/20	980,000	1,024,100
5.375% 4/1/23	790,000	827,525
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)	2,140,000	2,316,550
7.25% 4/1/19	2,505,000	2,755,500
7.25% 10/15/20	1,990,000	2,208,900
7.5% 4/1/21	1,370,000	1,541,250
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)	5,565,000	5,871,075
8.125% 6/1/23 (d)	1,985,000	2,114,025
11.25% 2/4/17	3,946,000	4,207,423
MasTec, Inc. 4.875% 3/15/23	1,020,000	1,020,000
NeuStar, Inc. 4.5% 1/15/23 (d)	1,935,000	1,876,950
SBA Communications Corp. 5.625% 10/1/19 (d)	4,005,000	4,215,263
Sprint Capital Corp. 6.875% 11/15/28	1,030,000	1,053,175
Sprint Nextel Corp.:
6% 12/1/16	7,142,000	7,725,501
6% 11/15/22	4,120,000	4,284,800
7% 3/1/20 (d)	2,210,000	2,513,875
7% 8/15/20	2,970,000	3,252,150
9% 11/15/18 (d)	955,000	1,174,650
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	5,640,000	6,006,600
TW Telecom Holdings, Inc. 5.375% 10/1/22	1,780,000	1,864,550
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(g)	2,085,356	2,162,746
Zayo Group LLC/Zayo Capital, Inc. 8.125% 1/1/20	2,425,000	2,740,250
		84,751,006
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	3,340,000	3,682,350
TOTAL NONCONVERTIBLE BONDS (Cost $812,712,993)		878,902,918
Common Stocks - 0.1%
	Shares	Value
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d) (Cost $864,258)	1	$ 592,559
Convertible Preferred Stocks - 0.4%

Automotive - 0.4%
General Motors Co. 4.75% (Cost $3,764,024)	78,400	3,644,032
Floating Rate Loans - 3.2%
	Principal Amount
Air Transportation - 1.0%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan:
4% 10/18/18 (g)	$ 3,286,763	3,253,895
4.25% 4/20/17 (g)	4,120,036	4,171,537
Tranche B 2LN, term loan 3.25% 4/18/16 (g)	822,938	831,167
US Airways Group, Inc. term loan 2.6992% 3/23/14 (g)	1,965,592	1,963,135
		10,219,734
Cable TV - 0.4%
Harron Communications LP Tranche B, term loan 5% 10/6/17 (g)	1,909,879	1,938,527
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (g)	1,960,000	1,979,600
		3,918,127
Energy - 0.5%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	3,260,000	3,374,100
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (g)	1,155,923	1,193,491
		4,567,591
Insurance - 0.5%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (g)	3,132,150	3,171,302
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (g)	1,820,000	1,956,500
		5,127,802
Floating Rate Loans - continued
	Principal Amount	Value
Leisure - 0.3%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (g)	$ 1,075,000	$ 1,101,875
Tranche B 1LN, term loan 4.5% 2/1/20 (g)	2,010,000	2,035,125
		3,137,000
Technology - 0.1%
First Data Corp. term loan 4.1992% 3/24/18 (g)	1,110,000	1,107,225
Telecommunications - 0.4%
Intelsat Jackson Holdings SA term loan 3.2002% 2/1/14 (g)	1,107,442	1,104,673
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (g)	2,294,250	2,334,399
		3,439,072
TOTAL FLOATING RATE LOANS (Cost $30,441,032)		31,516,551
Preferred Securities - 0.1%

Entertainment/Film - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (d)(e) (Cost $1,426,455)	1,425,000	1,461,975
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $59,478,225)	59,478,225	59,478,225
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $908,686,987)		975,596,260
NET OTHER ASSETS (LIABILITIES) - 1.1%		10,721,997
NET ASSETS - 100%		$ 986,318,257
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $354,450,104 or 35.9% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,897
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,644,032	$ 3,644,032	$ -	$ -
Telecommunication Services	592,559	-	-	592,559
Corporate Bonds	878,902,918	-	878,902,918	-
Floating Rate Loans	31,516,551	-	31,516,551	-
Preferred Securities	1,461,975	-	1,461,975	-
Money Market Funds	59,478,225	59,478,225	-	-
Total Investments in Securities:	$ 975,596,260	$ 63,122,257	$ 911,881,444	$ 592,559
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.8%
Luxembourg	3.1%
Canada	2.9%
Bermuda	2.7%
Australia	1.3%
Cayman Islands	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $849,208,762)	$ 916,118,035
Fidelity Central Funds (cost $59,478,225)	59,478,225
Total Investments (cost $908,686,987)		$ 975,596,260
Cash		934,792
Receivable for investments sold		12,681,559
Receivable for fund shares sold		756,410
Interest receivable		14,830,730
Distributions receivable from Fidelity Central Funds		6,250
Prepaid expenses		993
Receivable from investment adviser for expense reductions		9,794
Other receivables		50
Total assets		1,004,816,838

Liabilities
Payable for investments purchased Regular delivery	$ 9,674,171
Delayed delivery	6,185,000
Payable for fund shares redeemed	1,072,182
Distributions payable	660,586
Accrued management fee	458,714
Distribution and service plan fees payable	223,071
Other affiliated payables	187,034
Other payables and accrued expenses	37,823
Total liabilities		18,498,581

Net Assets		$ 986,318,257
Net Assets consist of:
Paid in capital		$ 894,119,312
Undistributed net investment income		11,385,848
Accumulated undistributed net realized gain (loss) on investments		13,903,824
Net unrealized appreciation (depreciation) on investments		66,909,273
Net Assets		$ 986,318,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($333,160,683 ÷ 37,284,570 shares)	$ 8.94

Maximum offering price per share (100/96.00 of $8.94)	$ 9.31
Class T: Net Asset Value and redemption price per share ($104,653,198 ÷ 11,731,905 shares)	$ 8.92

Maximum offering price per share (100/96.00 of $8.92)	$ 9.29
Class B: Net Asset Value and offering price per share ($15,723,207 ÷ 1,764,427 shares)A	$ 8.91

Class C: Net Asset Value and offering price per share ($145,844,742 ÷ 16,363,384 shares)A	$ 8.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($386,936,427 ÷ 43,229,241 shares)	$ 8.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 128,572
Interest		31,709,475
Income from Fidelity Central Funds		34,897
Total income		31,872,944

Expenses
Management fee	$ 2,792,641
Transfer agent fees	976,033
Distribution and service plan fees	1,354,127
Accounting fees and expenses	177,464
Custodian fees and expenses	11,466
Independent trustees' compensation	3,159
Registration fees	42,425
Audit	34,625
Legal	3,139
Miscellaneous	4,434
Total expenses before reductions	5,399,513
Expense reductions	(57,392)	5,342,121
Net investment income (loss)		26,530,823
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,838,776
Change in net unrealized appreciation (depreciation) on investment securities		13,236,267
Net gain (loss)		32,075,043
Net increase (decrease) in net assets resulting from operations		$ 58,605,866

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,530,823	$ 57,210,653
Net realized gain (loss)	18,838,776	5,885,916
Change in net unrealized appreciation (depreciation)	13,236,267	37,279,107
Net increase (decrease) in net assets resulting from operations	58,605,866	100,375,676
Distributions to shareholders from net investment income	(25,331,085)	(57,876,838)
Distributions to shareholders from net realized gain	(10,710,606)	(4,909,609)
Total distributions	(36,041,691)	(62,786,447)
Share transactions - net increase (decrease)	(63,933,839)	180,987,382
Redemption fees	40,484	67,711
Total increase (decrease) in net assets	(41,329,180)	218,644,322

Net Assets
Beginning of period	1,027,647,437	809,003,115
End of period (including undistributed net investment income of $11,385,848 and undistributed net investment income of $10,186,110, respectively)	$ 986,318,257	$ 1,027,647,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 8.38	$ 8.59	$ 7.87	$ 6.48	$ 9.13
Income from Investment Operations
Net investment income (loss) E	.238	.539	.581	.637	.625	.645
Net realized and unrealized gain (loss)	.293	.411	(.204)	.673	1.318	(2.616)
Total from investment operations	.531	.950	.377	1.310	1.943	(1.971)
Distributions from net investment income	(.227)	(.551)	(.589)	(.591)	(.556)	(.621)
Distributions from net realized gain	(.094)	(.050)	-	-	-	(.060)
Total distributions	(.321)	(.601)	(.589)	(.591)	(.556)	(.681)
Redemption fees added to paid in capital E	- I	.001	.002	.001	.003	.002
Net asset value, end of period	$ 8.94	$ 8.73	$ 8.38	$ 8.59	$ 7.87	$ 6.48
Total Return B, C, D	6.21%	11.84%	4.53%	17.33%	31.69%	(23.03)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.03%	1.04%	1.06%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03% A	1.03%	1.04%	1.06%	1.09%	1.10%
Expenses net of all reductions	1.03% A	1.03%	1.04%	1.06%	1.08%	1.10%
Net investment income (loss)	5.46% A	6.35%	6.82%	7.81%	8.91%	7.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,161	$ 331,436	$ 264,110	$ 278,577	$ 282,936	$ 89,571
Portfolio turnover rate G	70% A	48%	75%	79%	54%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 8.37	$ 8.57	$ 7.86	$ 6.48	$ 9.12
Income from Investment Operations
Net investment income (loss) E	.236	.536	.578	.633	.622	.645
Net realized and unrealized gain (loss)	.284	.411	(.193)	.665	1.310	(2.606)
Total from investment operations	.520	.947	.385	1.298	1.932	(1.961)
Distributions from net investment income	(.226)	(.548)	(.587)	(.589)	(.555)	(.621)
Distributions from net realized gain	(.094)	(.050)	-	-	-	(.060)
Total distributions	(.320)	(.598)	(.587)	(.589)	(.555)	(.681)
Redemption fees added to paid in capital E	- I	.001	.002	.001	.003	.002
Net asset value, end of period	$ 8.92	$ 8.72	$ 8.37	$ 8.57	$ 7.86	$ 6.48
Total Return B, C, D	6.09%	11.83%	4.63%	17.17%	31.52%	(22.94)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.06%	1.07%	1.11%	1.16%	1.19%
Expenses net of fee waivers, if any	1.06% A	1.06%	1.07%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.06% A	1.06%	1.07%	1.10%	1.10%	1.10%
Net investment income (loss)	5.44% A	6.32%	6.79%	7.78%	8.89%	7.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,653	$ 105,518	$ 92,746	$ 119,576	$ 111,601	$ 43,018
Portfolio turnover rate G	70% A	48%	75%	79%	54%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47	$ 9.11
Income from Investment Operations
Net investment income (loss) E	.206	.477	.521	.579	.571	.593
Net realized and unrealized gain (loss)	.284	.412	(.204)	.676	1.317	(2.609)
Total from investment operations	.490	.889	.317	1.255	1.888	(2.016)
Distributions from net investment income	(.196)	(.490)	(.529)	(.536)	(.511)	(.566)
Distributions from net realized gain	(.094)	(.050)	-	-	-	(.060)
Total distributions	(.290)	(.540)	(.529)	(.536)	(.511)	(.626)
Redemption fees added to paid in capital E	- I	.001	.002	.001	.003	.002
Net asset value, end of period	$ 8.91	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47
Total Return B, C, D	5.73%	11.08%	3.81%	16.58%	30.73%	(23.47)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.76%	1.77%	1.80%	1.81%	1.82%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	4.74% A	5.64%	6.11%	7.13%	8.25%	7.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,723	$ 17,309	$ 19,647	$ 29,065	$ 32,894	$ 21,429
Portfolio turnover rate G	70% A	48%	75%	79%	54%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47	$ 9.11
Income from Investment Operations
Net investment income (loss) E	.204	.474	.516	.575	.572	.583
Net realized and unrealized gain (loss)	.284	.412	(.202)	.675	1.309	(2.608)
Total from investment operations	.488	.886	.314	1.250	1.881	(2.025)
Distributions from net investment income	(.194)	(.487)	(.526)	(.531)	(.504)	(.557)
Distributions from net realized gain	(.094)	(.050)	-	-	-	(.060)
Total distributions	(.288)	(.537)	(.526)	(.531)	(.504)	(.617)
Redemption fees added to paid in capital E	- I	.001	.002	.001	.003	.002
Net asset value, end of period	$ 8.91	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47
Total Return B, C, D	5.71%	11.03%	3.77%	16.51%	30.60%	(23.54)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.79%	1.79%	1.81%	1.85%	1.86%
Expenses net of fee waivers, if any	1.80% A	1.79%	1.79%	1.81%	1.85%	1.85%
Expenses net of all reductions	1.80% A	1.79%	1.79%	1.81%	1.85%	1.85%
Net investment income (loss)	4.69% A	5.60%	6.08%	7.07%	8.15%	6.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,845	$ 149,591	$ 120,710	$ 121,796	$ 98,361	$ 30,619
Portfolio turnover rate G	70% A	48%	75%	79%	54%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.40	$ 8.60	$ 7.88	$ 6.49	$ 9.14
Income from Investment Operations
Net investment income (loss) D	.246	.556	.598	.655	.637	.669
Net realized and unrealized gain (loss)	.283	.409	(.195)	.673	1.323	(2.619)
Total from investment operations	.529	.965	.403	1.328	1.960	(1.950)
Distributions from net investment income	(.235)	(.566)	(.605)	(.609)	(.573)	(.642)
Distributions from net realized gain	(.094)	(.050)	-	-	-	(.060)
Total distributions	(.329)	(.616)	(.605)	(.609)	(.573)	(.702)
Redemption fees added to paid in capital D	- H	.001	.002	.001	.003	.002
Net asset value, end of period	$ 8.95	$ 8.75	$ 8.40	$ 8.60	$ 7.88	$ 6.49
Total Return B, C	6.17%	12.02%	4.85%	17.55%	31.95%	(22.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.88%	.88%	.89%	.90%	.92%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	5.64% A	6.54%	7.01%	8.03%	9.15%	7.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 386,936	$ 423,792	$ 311,790	$ 329,601	$ 251,945	$ 143,656
Portfolio turnover rate F	70% A	48%	75%	79%	54%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR)and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 70,358,129
Gross unrealized depreciation	(810,416)
Net unrealized appreciation (depreciation) on securities and other investments	$ 69,547,713

Tax cost	$ 906,048,547

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $326,624,043 and $381,806,940, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 410,429	$ 13,613
Class T	-%	.25%	130,053	1,463
Class B	.65%	.25%	74,718	54,103
Class C	.75%	.25%	738,927	136,631
			$ 1,354,127	$ 205,810

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48,634
Class T	4,992
Class B*	14,640
Class C*	9,276
$ 77,542

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 248,106.15
Class T	92,593.18
Class B	18,995.23
Class C	121,043.17
Institutional Class	495,296.25
	$ 976,033

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,299 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$ 1,077
Institutional Class	.85%	55,774
		$ 56,851

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $527.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 8,496,546	$ 19,266,751
Class T	2,682,963	6,321,827
Class B	372,079	1,064,774
Class C	3,271,950	8,052,744
Institutional Class	10,507,547	23,170,742
Total	$ 25,331,085	$ 57,876,838
From net realized gain
Class A	$ 3,484,186	$ 1,593,045
Class T	1,140,878	555,537
Class B	184,860	113,946
Class C	1,602,754	738,893
Institutional Class	4,297,928	1,908,188
Total	$ 10,710,606	$ 4,909,609

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	4,196,039	13,554,378	$ 36,886,104	$ 114,785,238
Reinvestment of distributions	1,073,769	1,908,278	9,422,209	16,124,689
Shares redeemed	(5,943,799)	(9,007,277)	(52,190,845)	(76,176,781)
Net increase (decrease)	(673,991)	6,455,379	$ (5,882,532)	$ 54,733,146

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	925,436	3,062,937	$ 8,110,732	$ 26,048,550
Reinvestment of distributions	359,399	651,829	3,148,105	5,492,540
Shares redeemed	(1,657,573)	(2,690,101)	(14,518,841)	(22,809,085)
Net increase (decrease)	(372,738)	1,024,665	$ (3,260,004)	$ 8,732,005
Class B
Shares sold	49,365	215,184	$ 431,999	$ 1,821,747
Reinvestment of distributions	48,438	104,068	423,702	874,542
Shares redeemed	(320,997)	(680,921)	(2,814,035)	(5,751,719)
Net increase (decrease)	(223,194)	(361,669)	$ (1,958,334)	$ (3,055,430)
Class C
Shares sold	1,661,811	6,558,912	$ 14,561,330	$ 55,308,268
Reinvestment of distributions	438,669	802,942	3,838,583	6,764,675
Shares redeemed	(2,911,497)	(4,619,238)	(25,513,383)	(39,315,398)
Net increase (decrease)	(811,017)	2,742,616	$ (7,113,470)	$ 22,757,545
Institutional Class
Shares sold	4,275,972	20,083,074	$ 37,604,679	$ 172,012,055
Reinvestment of distributions	1,540,652	2,734,646	13,545,589	23,137,043
Shares redeemed	(11,044,203)	(11,495,654)	(96,869,767)	(97,328,982)
Net increase (decrease)	(5,227,579)	11,322,066	$ (45,719,499)	$ 97,820,116

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AHII-USAN-0613
1.784885.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,189.10	$ 6.78
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,187.20	$ 8.13
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,184.60	$ 10.83
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,184.70	$ 10.83
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,190.20	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.7	1.8
Edison International	1.5	1.4
Berkshire Hathaway, Inc. Class B	1.4	1.6
Northeast Utilities	1.3	1.4
Marathon Petroleum Corp.	1.1	0.4
Kennedy-Wilson Holdings, Inc.	1.1	1.1
ITC Holdings Corp.	1.0	1.1
Stanley Black & Decker, Inc.	1.0	0.9
Ventas, Inc.	1.0	0.9
U.S. Bancorp	1.0	1.1
	12.1
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	27.1
Industrials	13.3	12.4
Information Technology	10.7	10.6
Consumer Discretionary	10.4	10.6
Utilities	8.8	8.9
Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Stocks and Equity Futures 98.0%		Stocks and Equity Futures 98.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	16.4%	** Foreign investments	16.3%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 1.0%
Delphi Automotive PLC	10,372	$ 479,290
Tenneco, Inc. (a)	5,272	203,868
		683,158
Automobiles - 0.1%
Harley-Davidson, Inc.	1,828	99,900
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	2,476	44,564
DeVry, Inc.	3,014	84,422
H&R Block, Inc.	7,212	200,061
Strayer Education, Inc.	2,433	115,227
		444,274
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	5,996	233,244
Sonic Corp. (a)	11,214	140,511
		373,755
Household Durables - 1.5%
Harman International Industries, Inc.	4,214	188,408
Jarden Corp. (a)	7,449	335,279
Whirlpool Corp.	4,355	497,689
		1,021,376
Internet & Catalog Retail - 0.7%
Liberty Media Corp.:
Interactive Series A (a)	19,535	415,900
Series A (a)	1,139	83,682
		499,582
Leisure Equipment & Products - 0.2%
Brunswick Corp.	3,275	103,687
Media - 1.1%
CBS Corp. Class B	3,141	143,795
DIRECTV (a)	2,280	128,957
News Corp. Class A	6,990	216,480
UBM PLC	10,000	113,705
Valassis Communications, Inc.	4,225	108,287
		711,224
Multiline Retail - 0.3%
Kohl's Corp.	3,973	186,969
Specialty Retail - 4.0%
Abercrombie & Fitch Co. Class A	4,085	202,453
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Advance Auto Parts, Inc.	1,422	$ 119,277
American Eagle Outfitters, Inc.	9,477	184,328
Ascena Retail Group, Inc. (a)	23,504	434,824
Bed Bath & Beyond, Inc. (a)	2,340	160,992
Best Buy Co., Inc.	5,164	134,212
Chico's FAS, Inc.	11,144	203,601
Express, Inc. (a)	18,778	341,947
Jos. A. Bank Clothiers, Inc. (a)	3,975	173,628
OfficeMax, Inc.	16,883	194,323
Rent-A-Center, Inc.	4,430	154,740
Staples, Inc.	20,754	274,783
WH Smith PLC (d)	8,828	101,407
		2,680,515
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	3,800	152,800
TOTAL CONSUMER DISCRETIONARY		6,957,240
CONSUMER STAPLES - 5.7%
Beverages - 2.1%
Coca-Cola Enterprises, Inc.	12,154	445,201
Cott Corp.	12,933	142,110
Dr. Pepper Snapple Group, Inc.	2,370	115,727
Molson Coors Brewing Co. Class B	8,287	427,609
Monster Beverage Corp. (a)	2,875	162,150
Treasury Wine Estates Ltd.	21,373	129,399
		1,422,196
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,900	115,439
CVS Caremark Corp.	3,228	187,805
Kroger Co.	3,119	107,231
Walgreen Co.	2,206	109,219
		519,694
Food Products - 1.7%
Bunge Ltd.	1,243	89,757
ConAgra Foods, Inc.	4,337	153,400
Danone SA	2,200	168,072
Dean Foods Co. (a)	4,899	93,767
Ingredion, Inc.	3,347	241,017
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Orkla ASA (A Shares)	13,578	$ 122,206
The J.M. Smucker Co.	2,682	276,863
		1,145,082
Household Products - 0.7%
Procter & Gamble Co.	2,200	168,894
Reckitt Benckiser Group PLC	3,756	273,983
		442,877
Tobacco - 0.4%
Lorillard, Inc.	6,977	299,244
TOTAL CONSUMER STAPLES		3,829,093
ENERGY - 8.7%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	8,405	517,328
Fugro NV (Certificaten Van Aandelen)	2,600	150,402
Halliburton Co.	6,165	263,677
National Oilwell Varco, Inc.	3,885	253,380
Oil States International, Inc. (a)	943	84,266
Patterson-UTI Energy, Inc.	11,900	250,971
Rowan Companies PLC (a)	11,732	381,642
		1,901,666
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	4,500	381,420
Atlas Pipeline Partners LP	3,492	126,899
BPZ Energy, Inc. (a)	20,400	43,656
Cloud Peak Energy, Inc. (a)	6,866	134,162
Energen Corp.	9,042	428,772
EQT Corp.	4,036	303,184
Exxon Mobil Corp.	1,130	100,559
Marathon Petroleum Corp.	9,822	769,652
Markwest Energy Partners LP	2,900	183,280
Noble Energy, Inc.	2,100	237,909
Northern Oil & Gas, Inc. (a)	6,600	85,074
Phillips 66	3,173	193,394
The Williams Companies, Inc.	9,952	379,470
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	8,647	$ 384,792
WPX Energy, Inc. (a)	13,260	207,254
		3,959,477
TOTAL ENERGY		5,861,143
FINANCIALS - 26.5%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	4,245	316,380
Apollo Global Management LLC Class A	1,800	48,456
Bank of New York Mellon Corp.	1,819	51,332
Invesco Ltd.	18,384	583,508
KKR & Co. LP	9,758	204,918
State Street Corp.	2,620	153,191
The Blackstone Group LP	12,896	265,013
UBS AG	12,977	231,489
		1,854,287
Commercial Banks - 5.5%
Bank of Ireland (a)	708,055	157,072
Barclays PLC sponsored ADR	9,800	176,204
CIT Group, Inc. (a)	13,790	586,213
DnB ASA	11,905	194,580
First Citizen Bancshares, Inc.	1,099	204,876
First Citizen Bancshares, Inc. (f)	1,408	236,231
Heritage Financial Corp., Washington	605	8,440
Itau Unibanco Holding SA sponsored ADR	30,158	507,559
PNC Financial Services Group, Inc.	4,650	315,642
U.S. Bancorp	20,298	675,517
Wells Fargo & Co.	16,962	644,217
		3,706,551
Consumer Finance - 1.2%
Capital One Financial Corp.	4,789	276,708
Cash America International, Inc.	1,390	60,646
EZCORP, Inc. (non-vtg.) Class A (a)	400	6,760
SLM Corp.	22,015	454,610
		798,724
Diversified Financial Services - 1.8%
IntercontinentalExchange, Inc. (a)(d)	1,841	299,954
JPMorgan Chase & Co.	6,068	297,393
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw-Hill Companies, Inc.	6,651	$ 359,886
The NASDAQ Stock Market, Inc.	7,985	235,398
		1,192,631
Insurance - 7.9%
AFLAC, Inc.	6,462	351,791
Aon PLC	2,602	157,031
Berkshire Hathaway, Inc. Class B (a)	8,868	942,846
Everest Re Group Ltd.	1,982	267,550
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,520	609,765
Greenlight Capital Re, Ltd. (a)	4,644	114,289
Mercury General Corp.	3,552	162,362
MetLife, Inc.	7,576	295,388
Old Republic International Corp.	32,302	436,077
Primerica, Inc.	5,400	183,384
ProAssurance Corp.	5,531	270,964
Progressive Corp.	2,800	70,812
Reinsurance Group of America, Inc.	4,107	256,893
StanCorp Financial Group, Inc.	9,451	408,094
Torchmark Corp.	5,689	353,116
Unum Group	6,180	172,360
Validus Holdings Ltd.	6,990	269,884
		5,322,606
Real Estate Investment Trusts - 5.1%
American Tower Corp.	4,659	391,309
Boston Properties, Inc.	2,128	232,867
Douglas Emmett, Inc.	8,251	215,929
Equity Lifestyle Properties, Inc.	4,378	355,713
Eurobank Properties Real Estate Investment Co.	28,970	239,595
iStar Financial, Inc. (a)	6,701	78,268
MFA Financial, Inc.	21,398	198,359
NorthStar Realty Finance Corp.	12,296	122,591
Prologis, Inc.	8,713	365,510
Ryman Hospitality Properties, Inc.	521	23,164
Simon Property Group, Inc.	500	89,035
SL Green Realty Corp.	3,905	354,184
Sun Communities, Inc.	2,100	107,415
Ventas, Inc.	8,495	676,457
		3,450,396
Real Estate Management & Development - 2.1%
Brookfield Asset Management, Inc. Class A	1,300	50,183
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc. (a)	9,327	$ 225,900
Forest City Enterprises, Inc. Class A (a)	12,126	226,392
Forestar Group, Inc. (a)	7,747	166,870
Kennedy-Wilson Holdings, Inc.	44,211	735,229
		1,404,574
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	7,155	94,160
TOTAL FINANCIALS		17,823,929
HEALTH CARE - 7.1%
Biotechnology - 0.4%
Elan Corp. PLC sponsored ADR (a)	24,400	285,480
Health Care Equipment & Supplies - 1.1%
St. Jude Medical, Inc.	8,915	367,476
Stryker Corp.	2,521	165,327
The Cooper Companies, Inc.	806	88,982
Zimmer Holdings, Inc.	1,810	138,375
		760,160
Health Care Providers & Services - 3.5%
CIGNA Corp.	4,905	324,564
Emeritus Corp. (a)	10,520	270,364
Express Scripts Holding Co. (a)	2,084	123,727
Health Management Associates, Inc. Class A (a)	15,480	177,865
Humana, Inc.	3,290	243,822
LifePoint Hospitals, Inc. (a)	3,284	157,632
McKesson Corp.	1,388	146,878
MEDNAX, Inc. (a)	1,703	151,107
Quest Diagnostics, Inc.	4,320	243,346
UnitedHealth Group, Inc.	3,560	213,351
Universal Health Services, Inc. Class B	4,020	267,692
		2,320,348
Life Sciences Tools & Services - 0.4%
Lonza Group AG	2,119	147,564
QIAGEN NV (a)	5,420	107,750
		255,314
Pharmaceuticals - 1.7%
Actavis, Inc. (a)	1,600	169,168
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)	20,342	$ 64,891
Endo Health Solutions, Inc. (a)	9,106	333,644
Hospira, Inc. (a)	5,010	165,931
Impax Laboratories, Inc. (a)	6,406	112,105
Jazz Pharmaceuticals PLC (a)	1,800	105,030
ViroPharma, Inc. (a)	764	20,819
Warner Chilcott PLC	9,449	135,877
		1,107,465
TOTAL HEALTH CARE		4,728,767
INDUSTRIALS - 13.3%
Aerospace & Defense - 1.5%
Esterline Technologies Corp. (a)	1,715	128,694
General Dynamics Corp.	4,615	341,325
Meggitt PLC	22,262	162,045
Spirit AeroSystems Holdings, Inc. Class A (a)	7,652	152,963
Textron, Inc.	9,775	251,706
		1,036,733
Air Freight & Logistics - 0.8%
FedEx Corp.	1,668	156,809
UTI Worldwide, Inc.	23,997	352,516
		509,325
Building Products - 0.3%
Owens Corning (a)	4,841	203,612
Commercial Services & Supplies - 0.6%
Intrum Justitia AB	8,713	179,475
Waste Management, Inc.	5,319	217,973
		397,448
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	20,110	584,598
Foster Wheeler AG (a)	1,020	21,522
URS Corp.	14,020	615,758
		1,221,878
Electrical Equipment - 1.8%
Babcock & Wilcox Co.	5,894	160,317
Eaton Corp. PLC	9,636	591,747
General Cable Corp. (a)	5,386	185,709
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Prysmian SpA (d)	6,800	$ 137,284
Regal-Beloit Corp.	1,400	110,068
		1,185,125
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	2,890	187,474
Koninklijke Philips Electronics NV	3,840	106,284
		293,758
Machinery - 3.4%
Cummins, Inc.	1,500	159,585
GEA Group AG	2,991	101,173
Harsco Corp.	8,743	190,860
Ingersoll-Rand PLC	3,339	179,638
ITT Corp.	6,475	178,710
Pentair Ltd.	3,048	165,659
Snap-On, Inc.	2,246	193,605
Stanley Black & Decker, Inc.	9,175	686,382
Terex Corp. (a)	8,904	254,654
Timken Co.	3,057	160,706
		2,270,972
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	29,500	68,440
Professional Services - 1.1%
Dun & Bradstreet Corp.	2,492	220,417
FTI Consulting, Inc. (a)	3,750	124,200
Manpower, Inc.	3,204	170,325
Towers Watson & Co.	2,816	205,343
		720,285
Road & Rail - 1.0%
Con-way, Inc.	10,354	349,965
CSX Corp.	9,392	230,949
Quality Distribution, Inc. (a)	15,503	123,404
		704,318
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	5,752	91,284
WESCO International, Inc. (a)	2,981	213,708
		304,992
TOTAL INDUSTRIALS		8,916,886
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.3%
Cisco Systems, Inc.	9,642	$ 201,711
Computers & Peripherals - 0.5%
Hewlett-Packard Co.	10,283	211,830
Western Digital Corp.	2,764	152,794
		364,624
Electronic Equipment & Components - 2.9%
Aeroflex Holding Corp. (a)	9,399	69,929
Arrow Electronics, Inc. (a)	7,433	291,597
Benchmark Electronics, Inc. (a)	3,870	69,041
Corning, Inc.	6,880	99,760
Flextronics International Ltd. (a)	60,502	432,589
Ingram Micro, Inc. Class A (a)	7,814	139,167
Jabil Circuit, Inc.	27,054	481,561
TE Connectivity Ltd.	4,516	196,672
TTM Technologies, Inc. (a)	20,914	151,208
		1,931,524
IT Services - 2.3%
Acxiom Corp. (a)	7,022	139,668
Amdocs Ltd.	5,468	195,208
Fidelity National Information Services, Inc.	5,905	248,305
Fiserv, Inc. (a)	1,720	156,709
Global Payments, Inc.	4,724	219,194
Sapient Corp. (a)	13,316	155,531
Sykes Enterprises, Inc. (a)	6,445	99,189
Total System Services, Inc.	7,275	171,836
Unisys Corp. (a)	8,362	159,965
		1,545,605
Office Electronics - 0.4%
Xerox Corp.	28,514	244,650
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	6,454	232,344
Freescale Semiconductor Holdings I Ltd. (a)	6,989	108,190
Intersil Corp. Class A	33,008	256,142
Marvell Technology Group Ltd.	20,518	220,774
ON Semiconductor Corp. (a)	19,245	151,266
PMC-Sierra, Inc. (a)	18,243	105,080
Skyworks Solutions, Inc. (a)	8,005	176,670
		1,250,466
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.4%
Activision Blizzard, Inc.	12,683	$ 189,611
Autodesk, Inc. (a)	3,443	135,585
BMC Software, Inc. (a)	1,463	66,537
Check Point Software Technologies Ltd. (a)	4,085	190,443
Comverse, Inc.	3,963	105,138
Constellation Software, Inc.	700	95,538
Electronic Arts, Inc. (a)	12,579	221,516
Oracle Corp.	10,597	347,370
Symantec Corp. (a)	6,964	169,225
Verint Systems, Inc. (a)	3,337	110,254
		1,631,217
TOTAL INFORMATION TECHNOLOGY		7,169,797
MATERIALS - 6.0%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	2,008	174,616
Albemarle Corp.	3,814	233,608
Ashland, Inc.	5,848	498,308
Cabot Corp.	2,800	105,168
Cytec Industries, Inc.	2,570	187,250
Eastman Chemical Co.	4,941	329,318
LyondellBasell Industries NV Class A	3,180	193,026
Methanex Corp.	3,892	164,959
Mexichem S.A.B. de CV	14,700	74,927
RPM International, Inc.	3,425	110,970
Westlake Chemical Corp.	2,036	169,273
		2,241,423
Containers & Packaging - 1.7%
Ball Corp.	3,830	168,980
Nampak Ltd.	32,208	118,373
Rock-Tenn Co. Class A	6,599	660,824
Sonoco Products Co.	6,000	210,240
		1,158,417
Metals & Mining - 0.9%
Dominion Diamond Corp. (a)	4,461	70,715
Gem Diamonds Ltd. (a)	23,033	46,780
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	6,690	$ 435,318
Walter Energy, Inc. (d)	3,820	68,454
		621,267
TOTAL MATERIALS		4,021,107
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	785	29,492
Frontier Communications Corp. (d)	18,787	78,154
		107,646
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)(d)	10,188	88,636
Sprint Nextel Corp. (a)	22,889	161,367
		250,003
TOTAL TELECOMMUNICATION SERVICES		357,649
UTILITIES - 8.8%
Electric Utilities - 4.9%
Edison International	18,450	992,610
ITC Holdings Corp.	7,507	692,296
NextEra Energy, Inc.	1,587	130,182
Northeast Utilities	19,571	887,153
NV Energy, Inc.	14,700	317,961
PNM Resources, Inc.	10,060	241,541
		3,261,743
Gas Utilities - 0.7%
Atmos Energy Corp.	6,778	300,740
Questar Corp.	7,211	183,087
		483,827
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	3,380	73,447
The AES Corp.	7,905	109,563
		183,010
Multi-Utilities - 2.9%
NiSource, Inc.	19,262	591,921
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	4,780	$ 231,543
Sempra Energy	13,973	1,157,663
		1,981,127
TOTAL UTILITIES		5,909,707
TOTAL COMMON STOCKS (Cost $56,660,513)		65,575,318
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 (e) (Cost $19,998)	$ 20,000	19,999
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	1,766,636	1,766,636
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	401,735	401,735
TOTAL MONEY MARKET FUNDS (Cost $2,168,371)		2,168,371
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $58,848,882)		67,763,688
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(600,746)
NET ASSETS - 100%		$ 67,162,942
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 CME E-mini S&P Midcap 400 Index Contracts	June 2013	$ 231,540	$ 8,690

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $19,999.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $236,231 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Citizen Bancshares, Inc.	12/21/12	$ 197,120
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,428
Fidelity Securities Lending Cash Central Fund	2,731
Total	$ 4,159
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,957,240	$ 6,957,240	$ -	$ -
Consumer Staples	3,829,093	3,829,093	-	-
Energy	5,861,143	5,861,143	-	-
Financials	17,823,929	17,199,137	624,792	-
Health Care	4,728,767	4,728,767	-	-
Industrials	8,916,886	8,810,602	106,284	-
Information Technology	7,169,797	7,169,797	-	-
Materials	4,021,107	4,021,107	-	-
Telecommunication Services	357,649	357,649	-	-
Utilities	5,909,707	5,909,707	-	-
U.S. Government and Government Agency Obligations	19,999	-	19,999	-
Money Market Funds	2,168,371	2,168,371	-	-
Total Investments in Securities:	$ 67,763,688	$ 67,012,613	$ 751,075	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 8,690	$ 8,690	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,690	$ -
Total Value of Derivatives	$ 8,690	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.6%
Bermuda	2.3%
Ireland	2.2%
Canada	2.0%
United Kingdom	1.8%
Netherlands	1.0%
Others (Individually Less Than 1%)	7.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $388,029) - See accompanying schedule: Unaffiliated issuers (cost $56,680,511)	$ 65,595,317
Fidelity Central Funds (cost $2,168,371)	2,168,371
Total Investments (cost $58,848,882)		$ 67,763,688
Cash		55,961
Foreign currency held at value (cost $5,017)		5,017
Receivable for investments sold		461,052
Receivable for fund shares sold		29,008
Dividends receivable		46,632
Distributions receivable from Fidelity Central Funds		592
Receivable for daily variation margin on futures contracts		2,140
Prepaid expenses		45
Receivable from investment adviser for expense reductions		694
Other receivables		1,950
Total assets		68,366,779

Liabilities
Payable for investments purchased	$ 501,957
Payable for fund shares redeemed	194,304
Accrued management fee	20,061
Distribution and service plan fees payable	24,151
Other affiliated payables	16,874
Other payables and accrued expenses	44,755
Collateral on securities loaned, at value	401,735
Total liabilities		1,203,837

Net Assets		$ 67,162,942
Net Assets consist of:
Paid in capital		$ 87,145,184
Distributions in excess of net investment income		(43,914)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,862,081)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,923,753
Net Assets		$ 67,162,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,453,080 ÷ 2,013,494 shares)	$ 16.61

Maximum offering price per share (100/94.25 of $16.61)	$ 17.62
Class T: Net Asset Value and redemption price per share ($14,992,542 ÷ 910,253 shares)	$ 16.47

Maximum offering price per share (100/96.50 of $16.47)	$ 17.07
Class B: Net Asset Value and offering price per share ($2,186,712 ÷ 136,322 shares)A	$ 16.04

Class C: Net Asset Value and offering price per share ($11,321,157 ÷ 707,875 shares)A	$ 15.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,209,451 ÷ 310,951 shares)	$ 16.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 667,356
Interest		47
Income from Fidelity Central Funds		4,159
Total income		671,562

Expenses
Management fee Basic fee	$ 169,043
Performance adjustment	(57,545)
Transfer agent fees	85,256
Distribution and service plan fees	135,389
Accounting and security lending fees	11,861
Custodian fees and expenses	42,475
Independent trustees' compensation	189
Registration fees	53,305
Audit	34,241
Legal	119
Miscellaneous	240
Total expenses before reductions	474,573
Expense reductions	(46,314)	428,259
Net investment income (loss)		243,303
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,473,032
Foreign currency transactions	(2,268)
Futures contracts	74,224
Total net realized gain (loss)		1,544,988
Change in net unrealized appreciation (depreciation) on: Investment securities	8,630,828
Assets and liabilities in foreign currencies	258
Futures contracts	3,094
Total change in net unrealized appreciation (depreciation)		8,634,180
Net gain (loss)		10,179,168
Net increase (decrease) in net assets resulting from operations		$ 10,422,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 243,303	$ 179,499
Net realized gain (loss)	1,544,988	1,453,202
Change in net unrealized appreciation (depreciation)	8,634,180	6,392,198
Net increase (decrease) in net assets resulting from operations	10,422,471	8,024,899
Distributions to shareholders from net investment income	(345,665)	(122,126)
Share transactions - net increase (decrease)	698,959	(11,342,588)
Total increase (decrease) in net assets	10,775,765	(3,439,815)

Net Assets
Beginning of period	56,387,177	59,826,992
End of period (including distributions in excess of net investment income of $43,914 and undistributed net investment income of $58,448, respectively)	$ 67,162,942	$ 56,387,177

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.08	$ 12.25	$ 12.12	$ 9.81	$ 8.33	$ 16.55
Income from Investment Operations
Net investment income (loss) E	.08	.07	.03	.06 H	.06	.08
Net realized and unrealized gain (loss)	2.56	1.79	.17	2.29	1.46	(7.33)
Total from investment operations	2.64	1.86	.20	2.35	1.52	(7.25)
Distributions from net investment income	(.11)	(.03)	(.06)	(.03)	(.04)	-
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.97)
Total distributions	(.11)	(.03)	(.07)	(.04)	(.04)	(.97)
Net asset value, end of period	$ 16.61	$ 14.08	$ 12.25	$ 12.12	$ 9.81	$ 8.33
Total Return B, C, D	18.91%	15.22%	1.65%	23.99%	18.41%	(46.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.35%	1.29%	1.33%	1.36%	1.34%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.21% A	1.25%	1.24%	1.24%	1.25%	1.25%
Net investment income (loss)	.99% A	.51%	.21%	.51% H	.76%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,453	$ 27,817	$ 29,635	$ 37,972	$ 40,404	$ 39,288
Portfolio turnover rate G	92% A	77%	96%	152%	58%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 12.15	$ 12.03	$ 9.74	$ 8.29	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.06	.03	(.01)	.03 H	.04	.05
Net realized and unrealized gain (loss)	2.54	1.80	.17	2.27	1.45	(7.30)
Total from investment operations	2.60	1.83	.16	2.30	1.49	(7.25)
Distributions from net investment income	(.08)	(.03)	(.04)	(.01)	(.04)	-
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.93)
Total distributions	(.08)	(.03)	(.04) J	(.01) K	(.04)	(.93)
Net asset value, end of period	$ 16.47	$ 13.95	$ 12.15	$ 12.03	$ 9.74	$ 8.29
Total Return B, C, D	18.72%	15.05%	1.35%	23.66%	18.09%	(46.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.61%	1.56%	1.59%	1.62%	1.59%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.46% A	1.50%	1.49%	1.49%	1.50%	1.50%
Net investment income (loss)	.75% A	.26%	(.04)%	.26% H	.51%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,993	$ 12,727	$ 12,866	$ 17,908	$ 19,978	$ 22,523
Portfolio turnover rate G	92% A	77%	96%	152%	58%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 11.85	$ 11.75	$ 9.54	$ 8.16	$ 16.30
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	(.07)	(.03) H	- J	(.01)
Net realized and unrealized gain (loss)	2.48	1.74	.17	2.24	1.41	(7.20)
Total from investment operations	2.50	1.71	.10	2.21	1.41	(7.21)
Distributions from net investment income	-	(.02)	-	-	(.03)	-
Distributions from net realized gain	-	-	-	-	-	(.93)
Total distributions	-	(.02)	-	-	(.03)	(.93)
Net asset value, end of period	$ 16.04	$ 13.54	$ 11.85	$ 11.75	$ 9.54	$ 8.16
Total Return B, C, D	18.46%	14.41%	.85%	23.17%	17.43%	(46.75)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.13%	2.05%	2.08%	2.12%	2.10%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.96% A	2.00%	1.99%	1.99%	2.00%	2.00%
Net investment income (loss)	.24% A	(.24)%	(.54)%	(.24)% H	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,187	$ 2,480	$ 3,482	$ 4,937	$ 4,828	$ 5,919
Portfolio turnover rate G	92% A	77%	96%	152%	58%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.83	$ 11.73	$ 9.53	$ 8.14	$ 16.27
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	(.07)	(.03) H	- J	(.01)
Net realized and unrealized gain (loss)	2.47	1.73	.17	2.23	1.42	(7.19)
Total from investment operations	2.49	1.70	.10	2.20	1.42	(7.20)
Distributions from net investment income	(.01)	(.02)	-	-	(.03)	-
Distributions from net realized gain	-	-	-	-	-	(.93)
Total distributions	(.01)	(.02)	-	-	(.03)	(.93)
Net asset value, end of period	$ 15.99	$ 13.51	$ 11.83	$ 11.73	$ 9.53	$ 8.14
Total Return B, C, D	18.47%	14.36%	.85%	23.08%	17.60%	(46.78)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.10%	2.04%	2.08%	2.11%	2.09%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.96% A	1.99%	1.99%	1.99%	2.00%	2.00%
Net investment income (loss)	.24% A	(.24)%	(.54)%	(.24)% H	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,321	$ 9,283	$ 8,976	$ 9,497	$ 9,692	$ 10,418
Portfolio turnover rate G	92% A	77%	96%	152%	58%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 12.34	$ 12.21	$ 9.88	$ 8.37	$ 16.65
Income from Investment Operations
Net investment income (loss) D	.10	.10	.06	.09 G	.08	.12
Net realized and unrealized gain (loss)	2.58	1.81	.18	2.31	1.47	(7.38)
Total from investment operations	2.68	1.91	.24	2.40	1.55	(7.26)
Distributions from net investment income	(.15)	(.03)	(.10)	(.06)	(.04)	-
Distributions from net realized gain	-	-	(.01)	(.01)	-	(1.02)
Total distributions	(.15)	(.03)	(.11)	(.07)	(.04)	(1.02)
Net asset value, end of period	$ 16.75	$ 14.22	$ 12.34	$ 12.21	$ 9.88	$ 8.37
Total Return B, C	19.02%	15.56%	1.93%	24.36%	18.74%	(46.27)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	.99%	.97%	1.03%	1.16%	1.09%
Expenses net of fee waivers, if any	1.00% A	.99%	.97%	1.00%	1.00%	1.00%
Expenses net of all reductions	.97% A	.99%	.96%	.99%	1.00%	1.00%
Net investment income (loss)	1.24% A	.76%	.49%	.76% G	1.01%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,209	$ 4,080	$ 4,869	$ 5,894	$ 5,230	$ 13,229
Portfolio turnover rate F	92% A	77%	96%	152%	58%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,740,751
Gross unrealized depreciation	(2,100,299)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,640,452

Tax cost	$ 59,123,236

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (30,037,482)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in

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3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $74,224 and a change in net unrealized appreciation (depreciation) of $3,094 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,656,065 and $27,064,052, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 37,393	$ 451
Class T	.25%	.25%	34,428	395
Class B	.75%	.25%	12,151	9,227
Class C	.75%	.25%	51,417	6,228
			$ 135,389	$ 16,301

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,878
Class T	1,359
Class B*	781
Class C*	735
$ 7,753

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 41,581.28
Class T	20,670.30
Class B	3,663.30
Class C	15,447.30
Institutional Class	3,895.17
	$ 85,256

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $888 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,731. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 16,922
Class T	1.50%	9,243
Class B	2.00%	1,813
Class C	2.00%	6,885
Institutional Class	1.00%	89
		$ 34,952

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,318 for the period. In addition,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $44.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 223,873	$ 69,035
Class T	71,100	25,805
Class B	-	4,214
Class C	8,906	12,072
Institutional Class	41,786	11,000
Total	$ 345,665	$ 122,126

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	319,634	329,571	$ 4,999,382	$ 4,329,329
Reinvestment of distributions	14,139	5,253	202,243	63,291
Shares redeemed	(295,368)	(779,891)	(4,502,935)	(10,153,577)
Net increase (decrease)	38,405	(445,067)	$ 698,690	$ (5,760,957)
Class T
Shares sold	77,395	107,994	$ 1,195,403	$ 1,412,834
Reinvestment of distributions	4,868	2,094	69,164	25,036
Shares redeemed	(84,634)	(256,225)	(1,279,282)	(3,346,748)
Net increase (decrease)	(2,371)	(146,137)	$ (14,715)	$ (1,908,878)
Class B
Shares sold	13,328	427	$ 190,246	$ 5,416
Reinvestment of distributions	-	305	-	3,552
Shares redeemed	(60,133)	(111,455)	(897,506)	(1,418,435)
Net increase (decrease)	(46,805)	(110,723)	$ (707,260)	$ (1,409,467)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	94,295	97,754	$ 1,419,390	$ 1,224,045
Reinvestment of distributions	588	933	8,189	10,861
Shares redeemed	(74,003)	(170,741)	(1,106,891)	(2,171,269)
Net increase (decrease)	20,880	(72,054)	$ 320,688	$ (936,363)
Institutional Class
Shares sold	69,523	29,145	$ 1,111,528	$ 387,393
Reinvestment of distributions	2,173	651	31,289	7,904
Shares redeemed	(47,712)	(137,550)	(741,261)	(1,722,220)
Net increase (decrease)	23,984	(107,754)	$ 401,556	$ (1,326,923)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

FAV-USAN-0613
1.800649.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,189.10	$ 6.78
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,187.20	$ 8.13
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,184.60	$ 10.83
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,184.70	$ 10.83
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,190.20	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.7	1.8
Edison International	1.5	1.4
Berkshire Hathaway, Inc. Class B	1.4	1.6
Northeast Utilities	1.3	1.4
Marathon Petroleum Corp.	1.1	0.4
Kennedy-Wilson Holdings, Inc.	1.1	1.1
ITC Holdings Corp.	1.0	1.1
Stanley Black & Decker, Inc.	1.0	0.9
Ventas, Inc.	1.0	0.9
U.S. Bancorp	1.0	1.1
	12.1
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	27.1
Industrials	13.3	12.4
Information Technology	10.7	10.6
Consumer Discretionary	10.4	10.6
Utilities	8.8	8.9
Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Stocks and Equity Futures 98.0%		Stocks and Equity Futures 98.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	16.4%	** Foreign investments	16.3%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 1.0%
Delphi Automotive PLC	10,372	$ 479,290
Tenneco, Inc. (a)	5,272	203,868
		683,158
Automobiles - 0.1%
Harley-Davidson, Inc.	1,828	99,900
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	2,476	44,564
DeVry, Inc.	3,014	84,422
H&R Block, Inc.	7,212	200,061
Strayer Education, Inc.	2,433	115,227
		444,274
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	5,996	233,244
Sonic Corp. (a)	11,214	140,511
		373,755
Household Durables - 1.5%
Harman International Industries, Inc.	4,214	188,408
Jarden Corp. (a)	7,449	335,279
Whirlpool Corp.	4,355	497,689
		1,021,376
Internet & Catalog Retail - 0.7%
Liberty Media Corp.:
Interactive Series A (a)	19,535	415,900
Series A (a)	1,139	83,682
		499,582
Leisure Equipment & Products - 0.2%
Brunswick Corp.	3,275	103,687
Media - 1.1%
CBS Corp. Class B	3,141	143,795
DIRECTV (a)	2,280	128,957
News Corp. Class A	6,990	216,480
UBM PLC	10,000	113,705
Valassis Communications, Inc.	4,225	108,287
		711,224
Multiline Retail - 0.3%
Kohl's Corp.	3,973	186,969
Specialty Retail - 4.0%
Abercrombie & Fitch Co. Class A	4,085	202,453
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Advance Auto Parts, Inc.	1,422	$ 119,277
American Eagle Outfitters, Inc.	9,477	184,328
Ascena Retail Group, Inc. (a)	23,504	434,824
Bed Bath & Beyond, Inc. (a)	2,340	160,992
Best Buy Co., Inc.	5,164	134,212
Chico's FAS, Inc.	11,144	203,601
Express, Inc. (a)	18,778	341,947
Jos. A. Bank Clothiers, Inc. (a)	3,975	173,628
OfficeMax, Inc.	16,883	194,323
Rent-A-Center, Inc.	4,430	154,740
Staples, Inc.	20,754	274,783
WH Smith PLC (d)	8,828	101,407
		2,680,515
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	3,800	152,800
TOTAL CONSUMER DISCRETIONARY		6,957,240
CONSUMER STAPLES - 5.7%
Beverages - 2.1%
Coca-Cola Enterprises, Inc.	12,154	445,201
Cott Corp.	12,933	142,110
Dr. Pepper Snapple Group, Inc.	2,370	115,727
Molson Coors Brewing Co. Class B	8,287	427,609
Monster Beverage Corp. (a)	2,875	162,150
Treasury Wine Estates Ltd.	21,373	129,399
		1,422,196
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,900	115,439
CVS Caremark Corp.	3,228	187,805
Kroger Co.	3,119	107,231
Walgreen Co.	2,206	109,219
		519,694
Food Products - 1.7%
Bunge Ltd.	1,243	89,757
ConAgra Foods, Inc.	4,337	153,400
Danone SA	2,200	168,072
Dean Foods Co. (a)	4,899	93,767
Ingredion, Inc.	3,347	241,017
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Orkla ASA (A Shares)	13,578	$ 122,206
The J.M. Smucker Co.	2,682	276,863
		1,145,082
Household Products - 0.7%
Procter & Gamble Co.	2,200	168,894
Reckitt Benckiser Group PLC	3,756	273,983
		442,877
Tobacco - 0.4%
Lorillard, Inc.	6,977	299,244
TOTAL CONSUMER STAPLES		3,829,093
ENERGY - 8.7%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	8,405	517,328
Fugro NV (Certificaten Van Aandelen)	2,600	150,402
Halliburton Co.	6,165	263,677
National Oilwell Varco, Inc.	3,885	253,380
Oil States International, Inc. (a)	943	84,266
Patterson-UTI Energy, Inc.	11,900	250,971
Rowan Companies PLC (a)	11,732	381,642
		1,901,666
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	4,500	381,420
Atlas Pipeline Partners LP	3,492	126,899
BPZ Energy, Inc. (a)	20,400	43,656
Cloud Peak Energy, Inc. (a)	6,866	134,162
Energen Corp.	9,042	428,772
EQT Corp.	4,036	303,184
Exxon Mobil Corp.	1,130	100,559
Marathon Petroleum Corp.	9,822	769,652
Markwest Energy Partners LP	2,900	183,280
Noble Energy, Inc.	2,100	237,909
Northern Oil & Gas, Inc. (a)	6,600	85,074
Phillips 66	3,173	193,394
The Williams Companies, Inc.	9,952	379,470
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	8,647	$ 384,792
WPX Energy, Inc. (a)	13,260	207,254
		3,959,477
TOTAL ENERGY		5,861,143
FINANCIALS - 26.5%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	4,245	316,380
Apollo Global Management LLC Class A	1,800	48,456
Bank of New York Mellon Corp.	1,819	51,332
Invesco Ltd.	18,384	583,508
KKR & Co. LP	9,758	204,918
State Street Corp.	2,620	153,191
The Blackstone Group LP	12,896	265,013
UBS AG	12,977	231,489
		1,854,287
Commercial Banks - 5.5%
Bank of Ireland (a)	708,055	157,072
Barclays PLC sponsored ADR	9,800	176,204
CIT Group, Inc. (a)	13,790	586,213
DnB ASA	11,905	194,580
First Citizen Bancshares, Inc.	1,099	204,876
First Citizen Bancshares, Inc. (f)	1,408	236,231
Heritage Financial Corp., Washington	605	8,440
Itau Unibanco Holding SA sponsored ADR	30,158	507,559
PNC Financial Services Group, Inc.	4,650	315,642
U.S. Bancorp	20,298	675,517
Wells Fargo & Co.	16,962	644,217
		3,706,551
Consumer Finance - 1.2%
Capital One Financial Corp.	4,789	276,708
Cash America International, Inc.	1,390	60,646
EZCORP, Inc. (non-vtg.) Class A (a)	400	6,760
SLM Corp.	22,015	454,610
		798,724
Diversified Financial Services - 1.8%
IntercontinentalExchange, Inc. (a)(d)	1,841	299,954
JPMorgan Chase & Co.	6,068	297,393
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw-Hill Companies, Inc.	6,651	$ 359,886
The NASDAQ Stock Market, Inc.	7,985	235,398
		1,192,631
Insurance - 7.9%
AFLAC, Inc.	6,462	351,791
Aon PLC	2,602	157,031
Berkshire Hathaway, Inc. Class B (a)	8,868	942,846
Everest Re Group Ltd.	1,982	267,550
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,520	609,765
Greenlight Capital Re, Ltd. (a)	4,644	114,289
Mercury General Corp.	3,552	162,362
MetLife, Inc.	7,576	295,388
Old Republic International Corp.	32,302	436,077
Primerica, Inc.	5,400	183,384
ProAssurance Corp.	5,531	270,964
Progressive Corp.	2,800	70,812
Reinsurance Group of America, Inc.	4,107	256,893
StanCorp Financial Group, Inc.	9,451	408,094
Torchmark Corp.	5,689	353,116
Unum Group	6,180	172,360
Validus Holdings Ltd.	6,990	269,884
		5,322,606
Real Estate Investment Trusts - 5.1%
American Tower Corp.	4,659	391,309
Boston Properties, Inc.	2,128	232,867
Douglas Emmett, Inc.	8,251	215,929
Equity Lifestyle Properties, Inc.	4,378	355,713
Eurobank Properties Real Estate Investment Co.	28,970	239,595
iStar Financial, Inc. (a)	6,701	78,268
MFA Financial, Inc.	21,398	198,359
NorthStar Realty Finance Corp.	12,296	122,591
Prologis, Inc.	8,713	365,510
Ryman Hospitality Properties, Inc.	521	23,164
Simon Property Group, Inc.	500	89,035
SL Green Realty Corp.	3,905	354,184
Sun Communities, Inc.	2,100	107,415
Ventas, Inc.	8,495	676,457
		3,450,396
Real Estate Management & Development - 2.1%
Brookfield Asset Management, Inc. Class A	1,300	50,183
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc. (a)	9,327	$ 225,900
Forest City Enterprises, Inc. Class A (a)	12,126	226,392
Forestar Group, Inc. (a)	7,747	166,870
Kennedy-Wilson Holdings, Inc.	44,211	735,229
		1,404,574
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	7,155	94,160
TOTAL FINANCIALS		17,823,929
HEALTH CARE - 7.1%
Biotechnology - 0.4%
Elan Corp. PLC sponsored ADR (a)	24,400	285,480
Health Care Equipment & Supplies - 1.1%
St. Jude Medical, Inc.	8,915	367,476
Stryker Corp.	2,521	165,327
The Cooper Companies, Inc.	806	88,982
Zimmer Holdings, Inc.	1,810	138,375
		760,160
Health Care Providers & Services - 3.5%
CIGNA Corp.	4,905	324,564
Emeritus Corp. (a)	10,520	270,364
Express Scripts Holding Co. (a)	2,084	123,727
Health Management Associates, Inc. Class A (a)	15,480	177,865
Humana, Inc.	3,290	243,822
LifePoint Hospitals, Inc. (a)	3,284	157,632
McKesson Corp.	1,388	146,878
MEDNAX, Inc. (a)	1,703	151,107
Quest Diagnostics, Inc.	4,320	243,346
UnitedHealth Group, Inc.	3,560	213,351
Universal Health Services, Inc. Class B	4,020	267,692
		2,320,348
Life Sciences Tools & Services - 0.4%
Lonza Group AG	2,119	147,564
QIAGEN NV (a)	5,420	107,750
		255,314
Pharmaceuticals - 1.7%
Actavis, Inc. (a)	1,600	169,168
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)	20,342	$ 64,891
Endo Health Solutions, Inc. (a)	9,106	333,644
Hospira, Inc. (a)	5,010	165,931
Impax Laboratories, Inc. (a)	6,406	112,105
Jazz Pharmaceuticals PLC (a)	1,800	105,030
ViroPharma, Inc. (a)	764	20,819
Warner Chilcott PLC	9,449	135,877
		1,107,465
TOTAL HEALTH CARE		4,728,767
INDUSTRIALS - 13.3%
Aerospace & Defense - 1.5%
Esterline Technologies Corp. (a)	1,715	128,694
General Dynamics Corp.	4,615	341,325
Meggitt PLC	22,262	162,045
Spirit AeroSystems Holdings, Inc. Class A (a)	7,652	152,963
Textron, Inc.	9,775	251,706
		1,036,733
Air Freight & Logistics - 0.8%
FedEx Corp.	1,668	156,809
UTI Worldwide, Inc.	23,997	352,516
		509,325
Building Products - 0.3%
Owens Corning (a)	4,841	203,612
Commercial Services & Supplies - 0.6%
Intrum Justitia AB	8,713	179,475
Waste Management, Inc.	5,319	217,973
		397,448
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	20,110	584,598
Foster Wheeler AG (a)	1,020	21,522
URS Corp.	14,020	615,758
		1,221,878
Electrical Equipment - 1.8%
Babcock & Wilcox Co.	5,894	160,317
Eaton Corp. PLC	9,636	591,747
General Cable Corp. (a)	5,386	185,709
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Prysmian SpA (d)	6,800	$ 137,284
Regal-Beloit Corp.	1,400	110,068
		1,185,125
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	2,890	187,474
Koninklijke Philips Electronics NV	3,840	106,284
		293,758
Machinery - 3.4%
Cummins, Inc.	1,500	159,585
GEA Group AG	2,991	101,173
Harsco Corp.	8,743	190,860
Ingersoll-Rand PLC	3,339	179,638
ITT Corp.	6,475	178,710
Pentair Ltd.	3,048	165,659
Snap-On, Inc.	2,246	193,605
Stanley Black & Decker, Inc.	9,175	686,382
Terex Corp. (a)	8,904	254,654
Timken Co.	3,057	160,706
		2,270,972
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	29,500	68,440
Professional Services - 1.1%
Dun & Bradstreet Corp.	2,492	220,417
FTI Consulting, Inc. (a)	3,750	124,200
Manpower, Inc.	3,204	170,325
Towers Watson & Co.	2,816	205,343
		720,285
Road & Rail - 1.0%
Con-way, Inc.	10,354	349,965
CSX Corp.	9,392	230,949
Quality Distribution, Inc. (a)	15,503	123,404
		704,318
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	5,752	91,284
WESCO International, Inc. (a)	2,981	213,708
		304,992
TOTAL INDUSTRIALS		8,916,886
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.3%
Cisco Systems, Inc.	9,642	$ 201,711
Computers & Peripherals - 0.5%
Hewlett-Packard Co.	10,283	211,830
Western Digital Corp.	2,764	152,794
		364,624
Electronic Equipment & Components - 2.9%
Aeroflex Holding Corp. (a)	9,399	69,929
Arrow Electronics, Inc. (a)	7,433	291,597
Benchmark Electronics, Inc. (a)	3,870	69,041
Corning, Inc.	6,880	99,760
Flextronics International Ltd. (a)	60,502	432,589
Ingram Micro, Inc. Class A (a)	7,814	139,167
Jabil Circuit, Inc.	27,054	481,561
TE Connectivity Ltd.	4,516	196,672
TTM Technologies, Inc. (a)	20,914	151,208
		1,931,524
IT Services - 2.3%
Acxiom Corp. (a)	7,022	139,668
Amdocs Ltd.	5,468	195,208
Fidelity National Information Services, Inc.	5,905	248,305
Fiserv, Inc. (a)	1,720	156,709
Global Payments, Inc.	4,724	219,194
Sapient Corp. (a)	13,316	155,531
Sykes Enterprises, Inc. (a)	6,445	99,189
Total System Services, Inc.	7,275	171,836
Unisys Corp. (a)	8,362	159,965
		1,545,605
Office Electronics - 0.4%
Xerox Corp.	28,514	244,650
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	6,454	232,344
Freescale Semiconductor Holdings I Ltd. (a)	6,989	108,190
Intersil Corp. Class A	33,008	256,142
Marvell Technology Group Ltd.	20,518	220,774
ON Semiconductor Corp. (a)	19,245	151,266
PMC-Sierra, Inc. (a)	18,243	105,080
Skyworks Solutions, Inc. (a)	8,005	176,670
		1,250,466
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.4%
Activision Blizzard, Inc.	12,683	$ 189,611
Autodesk, Inc. (a)	3,443	135,585
BMC Software, Inc. (a)	1,463	66,537
Check Point Software Technologies Ltd. (a)	4,085	190,443
Comverse, Inc.	3,963	105,138
Constellation Software, Inc.	700	95,538
Electronic Arts, Inc. (a)	12,579	221,516
Oracle Corp.	10,597	347,370
Symantec Corp. (a)	6,964	169,225
Verint Systems, Inc. (a)	3,337	110,254
		1,631,217
TOTAL INFORMATION TECHNOLOGY		7,169,797
MATERIALS - 6.0%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	2,008	174,616
Albemarle Corp.	3,814	233,608
Ashland, Inc.	5,848	498,308
Cabot Corp.	2,800	105,168
Cytec Industries, Inc.	2,570	187,250
Eastman Chemical Co.	4,941	329,318
LyondellBasell Industries NV Class A	3,180	193,026
Methanex Corp.	3,892	164,959
Mexichem S.A.B. de CV	14,700	74,927
RPM International, Inc.	3,425	110,970
Westlake Chemical Corp.	2,036	169,273
		2,241,423
Containers & Packaging - 1.7%
Ball Corp.	3,830	168,980
Nampak Ltd.	32,208	118,373
Rock-Tenn Co. Class A	6,599	660,824
Sonoco Products Co.	6,000	210,240
		1,158,417
Metals & Mining - 0.9%
Dominion Diamond Corp. (a)	4,461	70,715
Gem Diamonds Ltd. (a)	23,033	46,780
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	6,690	$ 435,318
Walter Energy, Inc. (d)	3,820	68,454
		621,267
TOTAL MATERIALS		4,021,107
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	785	29,492
Frontier Communications Corp. (d)	18,787	78,154
		107,646
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)(d)	10,188	88,636
Sprint Nextel Corp. (a)	22,889	161,367
		250,003
TOTAL TELECOMMUNICATION SERVICES		357,649
UTILITIES - 8.8%
Electric Utilities - 4.9%
Edison International	18,450	992,610
ITC Holdings Corp.	7,507	692,296
NextEra Energy, Inc.	1,587	130,182
Northeast Utilities	19,571	887,153
NV Energy, Inc.	14,700	317,961
PNM Resources, Inc.	10,060	241,541
		3,261,743
Gas Utilities - 0.7%
Atmos Energy Corp.	6,778	300,740
Questar Corp.	7,211	183,087
		483,827
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	3,380	73,447
The AES Corp.	7,905	109,563
		183,010
Multi-Utilities - 2.9%
NiSource, Inc.	19,262	591,921
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	4,780	$ 231,543
Sempra Energy	13,973	1,157,663
		1,981,127
TOTAL UTILITIES		5,909,707
TOTAL COMMON STOCKS (Cost $56,660,513)		65,575,318
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 (e) (Cost $19,998)	$ 20,000	19,999
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	1,766,636	1,766,636
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	401,735	401,735
TOTAL MONEY MARKET FUNDS (Cost $2,168,371)		2,168,371
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $58,848,882)		67,763,688
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(600,746)
NET ASSETS - 100%		$ 67,162,942
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 CME E-mini S&P Midcap 400 Index Contracts	June 2013	$ 231,540	$ 8,690

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $19,999.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $236,231 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Citizen Bancshares, Inc.	12/21/12	$ 197,120
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,428
Fidelity Securities Lending Cash Central Fund	2,731
Total	$ 4,159
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,957,240	$ 6,957,240	$ -	$ -
Consumer Staples	3,829,093	3,829,093	-	-
Energy	5,861,143	5,861,143	-	-
Financials	17,823,929	17,199,137	624,792	-
Health Care	4,728,767	4,728,767	-	-
Industrials	8,916,886	8,810,602	106,284	-
Information Technology	7,169,797	7,169,797	-	-
Materials	4,021,107	4,021,107	-	-
Telecommunication Services	357,649	357,649	-	-
Utilities	5,909,707	5,909,707	-	-
U.S. Government and Government Agency Obligations	19,999	-	19,999	-
Money Market Funds	2,168,371	2,168,371	-	-
Total Investments in Securities:	$ 67,763,688	$ 67,012,613	$ 751,075	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 8,690	$ 8,690	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,690	$ -
Total Value of Derivatives	$ 8,690	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.6%
Bermuda	2.3%
Ireland	2.2%
Canada	2.0%
United Kingdom	1.8%
Netherlands	1.0%
Others (Individually Less Than 1%)	7.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $388,029) - See accompanying schedule: Unaffiliated issuers (cost $56,680,511)	$ 65,595,317
Fidelity Central Funds (cost $2,168,371)	2,168,371
Total Investments (cost $58,848,882)		$ 67,763,688
Cash		55,961
Foreign currency held at value (cost $5,017)		5,017
Receivable for investments sold		461,052
Receivable for fund shares sold		29,008
Dividends receivable		46,632
Distributions receivable from Fidelity Central Funds		592
Receivable for daily variation margin on futures contracts		2,140
Prepaid expenses		45
Receivable from investment adviser for expense reductions		694
Other receivables		1,950
Total assets		68,366,779

Liabilities
Payable for investments purchased	$ 501,957
Payable for fund shares redeemed	194,304
Accrued management fee	20,061
Distribution and service plan fees payable	24,151
Other affiliated payables	16,874
Other payables and accrued expenses	44,755
Collateral on securities loaned, at value	401,735
Total liabilities		1,203,837

Net Assets		$ 67,162,942
Net Assets consist of:
Paid in capital		$ 87,145,184
Distributions in excess of net investment income		(43,914)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,862,081)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,923,753
Net Assets		$ 67,162,942
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,453,080 ÷ 2,013,494 shares)	$ 16.61

Maximum offering price per share (100/94.25 of $16.61)	$ 17.62
Class T: Net Asset Value and redemption price per share ($14,992,542 ÷ 910,253 shares)	$ 16.47

Maximum offering price per share (100/96.50 of $16.47)	$ 17.07
Class B: Net Asset Value and offering price per share ($2,186,712 ÷ 136,322 shares)A	$ 16.04

Class C: Net Asset Value and offering price per share ($11,321,157 ÷ 707,875 shares)A	$ 15.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,209,451 ÷ 310,951 shares)	$ 16.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 667,356
Interest		47
Income from Fidelity Central Funds		4,159
Total income		671,562

Expenses
Management fee Basic fee	$ 169,043
Performance adjustment	(57,545)
Transfer agent fees	85,256
Distribution and service plan fees	135,389
Accounting and security lending fees	11,861
Custodian fees and expenses	42,475
Independent trustees' compensation	189
Registration fees	53,305
Audit	34,241
Legal	119
Miscellaneous	240
Total expenses before reductions	474,573
Expense reductions	(46,314)	428,259
Net investment income (loss)		243,303
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,473,032
Foreign currency transactions	(2,268)
Futures contracts	74,224
Total net realized gain (loss)		1,544,988
Change in net unrealized appreciation (depreciation) on: Investment securities	8,630,828
Assets and liabilities in foreign currencies	258
Futures contracts	3,094
Total change in net unrealized appreciation (depreciation)		8,634,180
Net gain (loss)		10,179,168
Net increase (decrease) in net assets resulting from operations		$ 10,422,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 243,303	$ 179,499
Net realized gain (loss)	1,544,988	1,453,202
Change in net unrealized appreciation (depreciation)	8,634,180	6,392,198
Net increase (decrease) in net assets resulting from operations	10,422,471	8,024,899
Distributions to shareholders from net investment income	(345,665)	(122,126)
Share transactions - net increase (decrease)	698,959	(11,342,588)
Total increase (decrease) in net assets	10,775,765	(3,439,815)

Net Assets
Beginning of period	56,387,177	59,826,992
End of period (including distributions in excess of net investment income of $43,914 and undistributed net investment income of $58,448, respectively)	$ 67,162,942	$ 56,387,177

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.08	$ 12.25	$ 12.12	$ 9.81	$ 8.33	$ 16.55
Income from Investment Operations
Net investment income (loss) E	.08	.07	.03	.06 H	.06	.08
Net realized and unrealized gain (loss)	2.56	1.79	.17	2.29	1.46	(7.33)
Total from investment operations	2.64	1.86	.20	2.35	1.52	(7.25)
Distributions from net investment income	(.11)	(.03)	(.06)	(.03)	(.04)	-
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.97)
Total distributions	(.11)	(.03)	(.07)	(.04)	(.04)	(.97)
Net asset value, end of period	$ 16.61	$ 14.08	$ 12.25	$ 12.12	$ 9.81	$ 8.33
Total Return B, C, D	18.91%	15.22%	1.65%	23.99%	18.41%	(46.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.35%	1.29%	1.33%	1.36%	1.34%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.21% A	1.25%	1.24%	1.24%	1.25%	1.25%
Net investment income (loss)	.99% A	.51%	.21%	.51% H	.76%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,453	$ 27,817	$ 29,635	$ 37,972	$ 40,404	$ 39,288
Portfolio turnover rate G	92% A	77%	96%	152%	58%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 12.15	$ 12.03	$ 9.74	$ 8.29	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.06	.03	(.01)	.03 H	.04	.05
Net realized and unrealized gain (loss)	2.54	1.80	.17	2.27	1.45	(7.30)
Total from investment operations	2.60	1.83	.16	2.30	1.49	(7.25)
Distributions from net investment income	(.08)	(.03)	(.04)	(.01)	(.04)	-
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.93)
Total distributions	(.08)	(.03)	(.04) J	(.01) K	(.04)	(.93)
Net asset value, end of period	$ 16.47	$ 13.95	$ 12.15	$ 12.03	$ 9.74	$ 8.29
Total Return B, C, D	18.72%	15.05%	1.35%	23.66%	18.09%	(46.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.61%	1.56%	1.59%	1.62%	1.59%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.46% A	1.50%	1.49%	1.49%	1.50%	1.50%
Net investment income (loss)	.75% A	.26%	(.04)%	.26% H	.51%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,993	$ 12,727	$ 12,866	$ 17,908	$ 19,978	$ 22,523
Portfolio turnover rate G	92% A	77%	96%	152%	58%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 11.85	$ 11.75	$ 9.54	$ 8.16	$ 16.30
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	(.07)	(.03) H	- J	(.01)
Net realized and unrealized gain (loss)	2.48	1.74	.17	2.24	1.41	(7.20)
Total from investment operations	2.50	1.71	.10	2.21	1.41	(7.21)
Distributions from net investment income	-	(.02)	-	-	(.03)	-
Distributions from net realized gain	-	-	-	-	-	(.93)
Total distributions	-	(.02)	-	-	(.03)	(.93)
Net asset value, end of period	$ 16.04	$ 13.54	$ 11.85	$ 11.75	$ 9.54	$ 8.16
Total Return B, C, D	18.46%	14.41%	.85%	23.17%	17.43%	(46.75)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.13%	2.05%	2.08%	2.12%	2.10%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.96% A	2.00%	1.99%	1.99%	2.00%	2.00%
Net investment income (loss)	.24% A	(.24)%	(.54)%	(.24)% H	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,187	$ 2,480	$ 3,482	$ 4,937	$ 4,828	$ 5,919
Portfolio turnover rate G	92% A	77%	96%	152%	58%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.83	$ 11.73	$ 9.53	$ 8.14	$ 16.27
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	(.07)	(.03) H	- J	(.01)
Net realized and unrealized gain (loss)	2.47	1.73	.17	2.23	1.42	(7.19)
Total from investment operations	2.49	1.70	.10	2.20	1.42	(7.20)
Distributions from net investment income	(.01)	(.02)	-	-	(.03)	-
Distributions from net realized gain	-	-	-	-	-	(.93)
Total distributions	(.01)	(.02)	-	-	(.03)	(.93)
Net asset value, end of period	$ 15.99	$ 13.51	$ 11.83	$ 11.73	$ 9.53	$ 8.14
Total Return B, C, D	18.47%	14.36%	.85%	23.08%	17.60%	(46.78)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.10%	2.04%	2.08%	2.11%	2.09%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.96% A	1.99%	1.99%	1.99%	2.00%	2.00%
Net investment income (loss)	.24% A	(.24)%	(.54)%	(.24)% H	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,321	$ 9,283	$ 8,976	$ 9,497	$ 9,692	$ 10,418
Portfolio turnover rate G	92% A	77%	96%	152%	58%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 12.34	$ 12.21	$ 9.88	$ 8.37	$ 16.65
Income from Investment Operations
Net investment income (loss) D	.10	.10	.06	.09 G	.08	.12
Net realized and unrealized gain (loss)	2.58	1.81	.18	2.31	1.47	(7.38)
Total from investment operations	2.68	1.91	.24	2.40	1.55	(7.26)
Distributions from net investment income	(.15)	(.03)	(.10)	(.06)	(.04)	-
Distributions from net realized gain	-	-	(.01)	(.01)	-	(1.02)
Total distributions	(.15)	(.03)	(.11)	(.07)	(.04)	(1.02)
Net asset value, end of period	$ 16.75	$ 14.22	$ 12.34	$ 12.21	$ 9.88	$ 8.37
Total Return B, C	19.02%	15.56%	1.93%	24.36%	18.74%	(46.27)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	.99%	.97%	1.03%	1.16%	1.09%
Expenses net of fee waivers, if any	1.00% A	.99%	.97%	1.00%	1.00%	1.00%
Expenses net of all reductions	.97% A	.99%	.96%	.99%	1.00%	1.00%
Net investment income (loss)	1.24% A	.76%	.49%	.76% G	1.01%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,209	$ 4,080	$ 4,869	$ 5,894	$ 5,230	$ 13,229
Portfolio turnover rate F	92% A	77%	96%	152%	58%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,740,751
Gross unrealized depreciation	(2,100,299)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,640,452

Tax cost	$ 59,123,236

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (30,037,482)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $74,224 and a change in net unrealized appreciation (depreciation) of $3,094 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,656,065 and $27,064,052, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 37,393	$ 451
Class T	.25%	.25%	34,428	395
Class B	.75%	.25%	12,151	9,227
Class C	.75%	.25%	51,417	6,228
			$ 135,389	$ 16,301

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,878
Class T	1,359
Class B*	781
Class C*	735
$ 7,753

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 41,581.28
Class T	20,670.30
Class B	3,663.30
Class C	15,447.30
Institutional Class	3,895.17
	$ 85,256

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $888 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,731. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 16,922
Class T	1.50%	9,243
Class B	2.00%	1,813
Class C	2.00%	6,885
Institutional Class	1.00%	89
		$ 34,952

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,318 for the period. In addition,

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Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $44.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 223,873	$ 69,035
Class T	71,100	25,805
Class B	-	4,214
Class C	8,906	12,072
Institutional Class	41,786	11,000
Total	$ 345,665	$ 122,126

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	319,634	329,571	$ 4,999,382	$ 4,329,329
Reinvestment of distributions	14,139	5,253	202,243	63,291
Shares redeemed	(295,368)	(779,891)	(4,502,935)	(10,153,577)
Net increase (decrease)	38,405	(445,067)	$ 698,690	$ (5,760,957)
Class T
Shares sold	77,395	107,994	$ 1,195,403	$ 1,412,834
Reinvestment of distributions	4,868	2,094	69,164	25,036
Shares redeemed	(84,634)	(256,225)	(1,279,282)	(3,346,748)
Net increase (decrease)	(2,371)	(146,137)	$ (14,715)	$ (1,908,878)
Class B
Shares sold	13,328	427	$ 190,246	$ 5,416
Reinvestment of distributions	-	305	-	3,552
Shares redeemed	(60,133)	(111,455)	(897,506)	(1,418,435)
Net increase (decrease)	(46,805)	(110,723)	$ (707,260)	$ (1,409,467)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	94,295	97,754	$ 1,419,390	$ 1,224,045
Reinvestment of distributions	588	933	8,189	10,861
Shares redeemed	(74,003)	(170,741)	(1,106,891)	(2,171,269)
Net increase (decrease)	20,880	(72,054)	$ 320,688	$ (936,363)
Institutional Class
Shares sold	69,523	29,145	$ 1,111,528	$ 387,393
Reinvestment of distributions	2,173	651	31,289	7,904
Shares redeemed	(47,712)	(137,550)	(741,261)	(1,722,220)
Net increase (decrease)	23,984	(107,754)	$ 401,556	$ (1,326,923)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

FAVI-USAN-0613
1.800652.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 21, 2013